UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03605

                                 Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Institutional Funds

50 South LaSalle Street

                            Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-7547

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO	AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET - BACKED SECURITIES - 3.4%
Commercial Mortgage-Backed Securities - 3.4%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	$1,934	$1,947
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A4,
5.41%, 9/10/47	1,750	1,843
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4,
5.41%, 12/11/40	1,355	1,479
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
4.63%, 3/15/46	1,489	1,506
LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4,
4.17%, 5/15/32	325	336
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	336	341
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	417	417

		7,869

Total Asset-Backed Securities (Cost $7,772)		7,869

CORPORATE BONDS - 30.8%
Aerospace/Defense - 0.6%
BE Aerospace, Inc.,
8.50%, 7/1/18	730	785
Meccanica Holdings USA,
6.25%, 1/15/40(1) (2)	605	497

		1,282

Agriculture - 1.3%
Altria Group, Inc.,
10.20%, 2/6/39	535	778
Bunge Ltd. Finance Corp.,
4.10%, 3/15/16	350	364
8.50%, 6/15/19	395	504
Lorillard Tobacco Co.,
8.13%, 6/23/19	1,035	1,244

		2,890

Auto Manufacturers - 0.4%
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	930	990

Auto Parts & Equipment - 0.3%
BorgWarner, Inc.,
4.63%, 9/15/20	560	594

Banks - 2.7%
Bank of America Corp.,
3.75%, 7/12/16	525	518
6.00%, 9/1/17	775	795
Capital One Capital V,
10.25%, 8/15/39	735	763
Goldman Sachs Group (The), Inc.,
3.63%, 2/7/16	450	450
5.63%, 1/15/17	840	870
6.25%, 2/1/41	775	762
Morgan Stanley,
3.45%, 11/2/15†	1,130	1,094
5.75%, 1/25/21	540	556
5.50%, 7/28/21†	325	325

		6,133

Biotechnology - 1.0%
Genzyme Corp.,
3.63%, 6/15/15	840	903
5.00%, 6/15/20†	145	166
Gilead Sciences, Inc.,
4.50%, 4/1/21	550	590
Life Technologies Corp.,
5.00%, 1/15/21	525	542

		2,201

Chemicals - 1.5%
CF Industries, Inc.,
6.88%, 5/1/18	1,200	1,361
Dow Chemical (The) Co.,
2.50%, 2/15/16	235	237
Lyondell Chemical Co.,
8.00%, 11/1/17(1) (2)	700	775
Mosaic (The) Co.,
7.63%, 12/1/16(2)	945	991

		3,364

Coal - 0.6%
Arch Coal, Inc.,
8.75%, 8/1/16	635	684

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 30.8% continued
Coal - 0.6% continued
7.00%, 6/15/19(2) †	$745	$734

		1,418

Commercial Services - 0.3%
Hertz (The) Corp.,
7.50%, 10/15/18(2)	755	740

Diversified Financial Services - 3.8%
Countrywide Financial Corp.,
6.25%, 5/15/16†	740	747
ERAC USA Finance LLC,
7.00%, 10/15/37(1) (2)	725	861
FMR LLC,
6.45%, 11/15/39(1) (2)	1,070	1,124
Ford Motor Credit Co. LLC,
7.00%, 4/15/15	215	230
5.75%, 2/1/21†	460	459
5.88%, 8/2/21†	460	461
General Electric Capital Corp.,
2.95%, 5/9/16†	700	706
6.00%, 8/7/19	550	619
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
7.75%, 1/15/16	1,385	1,399
International Lease Finance Corp.,
6.25%, 5/15/19	915	828
JPMorgan Chase Capital XXVII,
7.00%, 11/1/39	1,095	1,096
Power Receivable Finance LLC,
6.29%, 1/1/12(1) (2)	129	129

		8,659

Electric - 1.6%
CMS Energy Corp.,
2.75%, 5/15/14	770	764
5.05%, 2/15/18	715	736
Exelon Generation Co. LLC,
6.20%, 10/1/17	680	784
Ipalco Enterprises, Inc.,
5.00%, 5/1/18(2) †	775	751
NV Energy, Inc.,
6.25%, 11/15/20	575	620

		3,655

Electronics - 0.6%
Agilent Technologies, Inc.,
6.50%, 11/1/17	980	1,153
Thermo Fisher Scientific, Inc.,
3.25%, 11/20/14	260	277

		1,430

Engineering & Construction - 0.2%
Tutor Perini Corp.,
7.63%, 11/1/18	455	400

Food - 0.4%
SUPERVALU, Inc.,
8.00%, 5/1/16†	1,015	995

Household Products/Wares - 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
8.50%, 10/15/16(2)	680	695

Insurance - 2.0%
Liberty Mutual Group, Inc.,
5.75%, 3/15/14(1) (2)	565	595
Metropolitan Life Global Funding I,
2.50%, 9/29/15(1) (2)	1,195	1,214
Pricoa Global Funding I,
5.45%, 6/11/14(1) (2)	1,055	1,161
Protective Life Corp.,
8.45%, 10/15/39	1,395	1,590

		4,560

Iron/Steel - 0.6%
Cliffs Natural Resources, Inc.,
4.88%, 4/1/21	450	454
Steel Dynamics, Inc.,
7.75%, 4/15/16	1,005	1,026

		1,480

Lodging - 0.4%
Hyatt Hotels Corp.,
6.88%, 8/15/19(1) (2)	905	1,036

Machinery - Diversified - 0.5%
Case New Holland, Inc.,
7.75%, 9/1/13	1,050	1,105

Media - 1.6%
Comcast Corp.,
6.40%, 5/15/38	1,150	1,285
DIRECTV Holdings LLC/DIRECTV
Financing Co., Inc.,
5.20%, 3/15/20	900	990

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 30.8% continued
Media - 1.6% continued
6.38%, 3/1/41	$600	$664
Time Warner, Inc.,
6.10%, 7/15/40	650	702

		3,641

Metal Fabrication/Hardware - 0.6%
Commercial Metals Co.,
7.35%, 8/15/18	1,300	1,347

Office/Business Equipment - 0.4%
Xerox Corp.,
4.25%, 2/15/15	950	1,023

Oil & Gas - 3.1%
Anadarko Petroleum Corp.,
5.95%, 9/15/16	525	590
6.38%, 9/15/17	1,000	1,155
Chesapeake Energy Corp.,
6.88%, 8/15/18	225	235
6.13%, 2/15/21†	1,025	1,041
Newfield Exploration Co.,
7.13%, 5/15/18	475	494
6.88%, 2/1/20	355	368
Pioneer Natural Resources Co.,
6.88%, 5/1/18	845	915
Plains Exploration & Production Co.,
7.63%, 6/1/18	225	231
QEP Resources, Inc.,
6.88%, 3/1/21	1,165	1,223
Range Resources Corp.,
5.75%, 6/1/21	815	819

		7,071

Packaging & Containers - 0.2%
Ball Corp.,
7.13%, 9/1/16†	485	521

Pharmaceuticals - 0.2%
Express Scripts, Inc.,
3.13%, 5/15/16	525	537

Pipelines - 1.1%
Enterprise Products Operating LLC,
6.45%, 9/1/40	920	1,017
Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18(1) (2)	950	936
Plains All American Pipeline L.P./PAA Finance Corp.,
5.63%, 12/15/13	555	601

		2,554

Real Estate Investment Trusts - 0.6%
HCP, Inc.,
5.63%, 5/1/17†	700	752
Ventas Realty L.P./Ventas Capital Corp.,
4.75%, 6/1/21	550	530

		1,282

Retail - 0.6%
AmeriGas Partners L.P./AmeriGas
Finance Corp.,
6.25%, 8/20/19	710	690
CVS Caremark Corp.,
5.75%, 5/15/41	600	626

		1,316

Telecommunications - 3.3%
American Tower Corp.,
4.50%, 1/15/18	555	573
AT&T, Inc.,
2.40%, 8/15/16	250	253
5.55%, 8/15/41	350	369
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17(1) (2)	985	1,054
Frontier Communications Corp.,
8.25%, 4/15/17†	1,675	1,742
Qwest Communications International, Inc.,
8.00%, 10/1/15	275	294
7.13%, 4/1/18	1,025	1,076
Qwest Corp.,
7.63%, 6/15/15	1,225	1,363
Windstream Corp.,
8.13%, 8/1/13	880	935

		7,659

Total Corporate Bonds (Cost $68,644)		70,578

FOREIGN ISSUER BONDS - 8.7%
Banks - 1.5%
Abbey National Treasury Services PLC,
4.00%, 4/27/16	475	454

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Banks - 1.5% continued
Australia & New Zealand Banking Group Ltd.,
2.13%, 1/10/14(1) (2)	$425	$430
Lloyds TSB Bank PLC,
6.50%, 9/14/20(1) (2) †	700	656
Nordea Bank AB,
4.88%, 5/13/21(2)	925	844
Westpac Banking Corp.,
3.00%, 12/9/15	1,100	1,124

		3,508

Beverages - 0.3%
SABMiller PLC,
6.50%, 7/1/16(1) (2)	600	711

Diversified Financial Services - 0.7%
Macquarie Bank Ltd.,
6.63%, 4/7/21(2)	700	688
Macquarie Group Ltd.,
7.30%, 8/1/14(1) (2) †	580	643
6.25%, 1/14/21(1) (2) †	350	340

		1,671

Electric - 0.3%
PPL WEM Holdings PLC,
3.90%, 5/1/16(2)	685	718

Insurance - 1.3%
Allied World Assurance Co. Ltd.,
7.50%, 8/1/16	845	974
5.50%, 11/15/20†	340	351
XL Group PLC,
6.50%, 4/15/17†	1,735	1,531

		2,856

Iron/Steel - 0.1%
ArcelorMittal,
5.50%, 3/1/21†	260	255

Leisure Time - 0.5%
Royal Caribbean Cruises Ltd.,
6.88%, 12/1/13	1,200	1,233

Mining - 0.3%
Vale Overseas Ltd.,
4.63%, 9/15/20†	570	582

Miscellaneous Manufacturing - 0.2%
Tyco International Finance S.A.,
4.13%, 10/15/14	430	465

Oil & Gas - 1.5%
Nexen, Inc.,
6.40%, 5/15/37	545	561
Petrobras International Finance Co.,
5.38%, 1/27/21	1,150	1,232
Petroleos Mexicanos,
5.50%, 1/21/21	1,020	1,110
Shell International Finance B.V.,
3.10%, 6/28/15†	485	515

		3,418

Oil & Gas Services - 0.5%
Weatherford International Ltd.,
5.13%, 9/15/20†	1,020	1,069

Pharmaceuticals - 0.5%
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15†	1,055	1,105

Savings & Loans - 0.3%
Santander Holdings USA, Inc.,
4.63%, 4/19/16†	750	746

Telecommunications - 0.4%
Telefonica Moviles Chile S.A.,
2.88%, 11/9/15(1) (2)	810	808

Transportation - 0.3%
Kansas City Southern de Mexico S.A. de C.V.,
6.63%, 12/15/20(2) †	730	759

Total Foreign Issuer Bonds (Cost $19,620)		19,904

U.S. GOVERNMENT AGENCIES - 44.1%(3)
Fannie Mae - 34.8%
Pool #255452,
5.50%, 10/1/19	824	898
Pool #257314,
5.00%, 8/1/23	400	431
Pool #545437,
7.00%, 2/1/32	6	7
Pool #585617,
7.00%, 5/1/31(4)	—	—

FIXED INCOME PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 44.1%(3) continued
Fannie Mae - 34.8% continued
Pool #735893,
5.00%, 10/1/35	$1,503	$1,625
Pool #829125,
5.50%, 10/1/35	1,874	2,063
Pool #831810,
6.00%, 9/1/36	2,097	2,343
Pool #888538,
5.50%, 1/1/37	734	807
Pool #890009,
5.50%, 9/1/36	2,128	2,346
Pool #893082,
3.98%, 9/1/36	689	727
Pool #929203,
6.50%, 3/1/38	560	628
Pool #946869,
6.00%, 9/1/37	365	405
Pool #955782,
6.50%, 10/1/37	883	993
Pool #988916,
5.00%, 8/1/23	516	560
Pool #990702,
6.50%, 9/1/38	1,640	1,842
Pool #991529,
6.00%, 11/1/38	1,815	2,021
Pool #AB1470,
4.50%, 9/1/40	1,557	1,648
Pool #AB2693,
4.50%, 4/1/41	2,753	2,916
Pool #AB3114,
5.00%, 6/1/41	1,612	1,747
Pool #AC6767,
4.50%, 1/1/40	270	287
Pool #AC9581,
5.50%, 1/1/40	3,866	4,253
Pool #AD0915,
5.50%, 12/1/38	440	486
Pool #AD6929,
5.00%, 6/1/40	1,568	1,701
Pool #AE6415,
4.00%, 10/1/40	1,620	1,688
Pool #AH1166,
4.50%, 12/1/40	3,681	3,895
Pool #AH4680,
4.00%, 3/1/26	511	539
Pool TBA,
4.00%, 9/1/40(5)	5,450	5,648
4.50%, 9/1/40(5)	8,514	8,995
5.00%, 9/1/40(5)	8,256	8,893
5.50%, 9/1/40(5)	3,975	4,345
6.00%, 9/1/40(5)	13,430	14,865

		79,602

Freddie Mac - 1.0%
Pool TBA,
5.00%, 9/15/33(5)	2,200	2,365

Freddie Mac Gold - 3.9%
Pool #A62213,
6.00%, 6/1/37	1,436	1,621
Pool #A65182,
6.50%, 9/1/37	572	645
Pool #C00910,
7.50%, 1/1/30	340	397
Pool #C02790,
6.50%, 4/1/37	910	1,030
Pool #C02838,
5.50%, 5/1/37	1,446	1,592
Pool #C03517,
4.50%, 9/1/40	1,990	2,104
Pool #G01954,
5.00%, 11/1/35	1,392	1,503

		8,892

Freddie Mac Non Gold Pool - 1.8%
Pool #1B3575,
6.04%, 9/1/37	647	707
Pool #1G2296,
6.19%, 11/1/37	1,385	1,510
Pool #1J0365,
5.71%, 4/1/37	434	462
Pool #1J2840,
5.87%, 9/1/37	654	699
Pool #848076,
5.48%, 6/1/38	753	816

		4,194

Government National Mortgage Association - 1.8%
Pool TBA,
4.50%, 9/15/33(5)	3,100	3,354

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT     5    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 44.1%(3) continued
Government National Mortgage Association - 1.8% continued
Series 2008, Class 8A,
3.61%, 11/16/27	$693	$703

		4,057

Government National Mortgage Association I - 0.4%
Pool #486873,
6.50%, 1/15/29(4)	—	—
Pool #627123,
5.50%, 3/15/34	719	808

		808

Government National Mortgage Association II - 0.4%
Pool #82581,
4.00%, 7/20/40	931	990

Total U.S. Government Agencies (Cost $97,782)		100,908

U.S. GOVERNMENT OBLIGATIONS - 8.7%
U.S. Treasury Bonds - 4.4%
4.38%, 5/15/41†	8,747	10,025

U.S. Treasury Notes - 4.3%
1.00%, 8/31/16	165	165
1.50%, 8/31/18	135	135
2.13%, 8/15/21†	9,600	9,519

		9,819

Total U.S. Government Obligations (Cost $19,757)		19,844

MUNICIPAL BONDS - 0.6%
Ohio - 0.6%
American Municipal Power, Inc. TRB, Series B, Build America Bonds, Combined Hydroelectric Projects,
7.83%, 2/15/41	1,060	1,337

Total Municipal Bonds (Cost $1,060)		1,337

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 38.8%
Northern Institutional Funds - Diversified Assets Portfolio(6) (7)	44,073,625	44,074
Northern Institutional Funds - Liquid Assets Portfolio(7) (8) (9)	44,763,290	44,763

Total Investment Companies (Cost $88,837)		88,837

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.11%, 12/15/11	$600	$600

Total Short-Term Investments (Cost $600)		600

Total Investments - 135.3% (Cost $304,072)		309,877

Liabilities less Other Assets - (35.3)%		(80,925)

NET ASSETS - 100.0%		$228,952

(1)	Restricted security that has been deemed illiquid. At August 31, 2011, the value of these restricted illiquid securities amounted to approximately $13,960,000 or 6.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Australia & New Zealand Banking Group Ltd.,
2.13%, 1/10/14	1/5/11	$425

CC Holdings GS V LLC/ Crown Castle GS III Corp.,
7.75%, 5/1/17	1/4/10	1,053

ERAC USA Finance LLC,
7.00%, 10/15/37	10/10/07	719

FMR LLC,
6.45%, 11/15/39	1/6/10	1,016

Hyatt Hotels Corp.,
6.88%, 8/15/19	8/10/09	904

Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18	4/14/11	979

Liberty Mutual Group, Inc.,
5.75%, 3/15/14	6/16/09-1/5/10	515
Lloyds TSB Bank PLC,
6.50%, 9/14/20	9/7/10	696

Lyondell Chemical Co.,
8.00%, 11/1/17	4/6/11	777

FIXED INCOME PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Macquarie Group Ltd.,
7.30%, 8/1/14	12/14/10-12/15/10	$633

Macquarie Group Ltd.,
6.25%, 1/14/21	1/6/11	346

Meccanica Holdings USA,
6.25%, 1/15/40	10/20/09	604

Metropolitan Life Global Funding I,
2.50%, 9/29/15	9/22/10	1,194

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	926

Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03	129

Pricoa Global Funding l,
5.45%, 6/11/14	6/4/09	1,053

SABMiller PLC,
6.50%, 7/1/16	10/28/10	718

Telefonica Moviles Chile S.A.,
2.88%, 11/9/15	11/3/10	810

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	Principal amount is less than $500.
(5)	When-Issued Security.
(6)	At November 30, 2010, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $29,853,000 with net purchases of approximately $14,221,000 during the nine months ended August 31, 2011.
(7)	Investment in affiliated Portfolio.
(8)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Portfolio was approximately $25,253,000 with net purchases of approximately $19,510,000 during the nine months ended August 31, 2011.
(9)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$348,176

Gross tax appreciation of investments	$7,022
Gross tax depreciation of investments	(1,248)

Net tax appreciation of investments	$5,774

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Bond Portfolio’s investments, which are carried at fair value, as of August 31, 2011:

INVESTMENTS	Level 1 (000S)	Level 2 (000S)		Level 3 (000S)	Total (000S)
Asset-Backed Securities	$—	$7,869		$—	$7,869
Corporate Bonds	—	70,578	(1)	—	70,578
Foreign Issuer Bonds	—	19,904	(1)	—	19,904
U.S. Government Agencies	—	100,908	(1)	—	100,908
U.S. Government Obligations	—	19,844	(1)	—	19,844
Municipal Bonds	—	1,337		—	1,337
Investment Companies	88,837	—		—	88,837
Short-Term Investments	—	600		—	600

Total Investments	$88,837	$221,040		$—	$309,877

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At August 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued	AUGUST 31, 2011 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determing fair value:

	BALANCE AS OF 11/30/10 (000S)	NET REALIZED GAIN (LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR (OUT) OF LEVEL 3 (000S)	BALANCE AS OF 8/31/11 (000S)
Corporate Bonds
Diversified Financial Services	$709	$(36)	$38	$(711)	$—	$—

Total	$709	$(36)	$38	$(711)	$—	$—

FIXED INCOME PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO	AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 3.9%
Commercial Mortgage-Backed Securities - 3.9%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class A4,
4.94%, 11/10/41	$455	$487
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	617	621
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A4,
5.41%, 9/10/47	350	369
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4,
4.72%, 2/11/41	550	576
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4,
5.41%, 12/11/40	500	546
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A3,
5.90%, 9/11/38	250	257
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
4.63%, 3/15/46	645	652
LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4,
4.17%, 5/15/32	150	155
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	75	76
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	168	168

		3,907

Total Asset-Backed Securities (Cost $3,881)		3,907

CORPORATE BONDS - 27.3%
Aerospace/Defense - 0.2%
Meccanica Holdings USA,
6.25%, 1/15/40(1) (2)	255	209

Agriculture - 2.1%
Altria Group, Inc.,
10.20%, 2/6/39	240	349
Archer-Daniels-Midland Co.,
5.77%, 3/1/41	250	292
Bunge Ltd. Finance Corp.,
4.10%, 3/15/16	165	171
8.50%, 6/15/19	235	300
Lorillard Tobacco Co.,
8.13%, 6/23/19	470	565
Philip Morris International, Inc.,
2.50%, 5/16/16†	450	465

		2,142

Auto Manufacturers - 0.3%
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	295	314

Auto Parts & Equipment - 0.5%
BorgWarner, Inc.,
4.63%, 9/15/20	240	254
Johnson Controls, Inc.,
1.75%, 3/1/14	290	295

		549

Banks - 3.8%
Bank of America Corp.,
3.75%, 7/12/16	250	247
6.00%, 9/1/17	360	369
Capital One Capital V,
10.25%, 8/15/39	400	415
Goldman Sachs Group (The), Inc.,
3.63%, 2/7/16	100	100
5.63%, 1/15/17	470	487
6.25%, 2/1/41	350	344
Morgan Stanley,
3.45%, 11/2/15†	515	498
5.75%, 1/25/21	250	258
5.50%, 7/28/21†	145	145
U.S. Bancorp,
4.13%, 5/24/21	250	265
Wells Fargo & Co.,
4.60%, 4/1/21	625	674

		3,802

Beverages - 0.3%
PepsiCo, Inc.,
2.50%, 5/10/16	260	269

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.3% continued
Biotechnology - 1.0%
Genzyme Corp.,
3.63%, 6/15/15	$370	$398
5.00%, 6/15/20†	65	75
Gilead Sciences, Inc.,
4.50%, 4/1/21	240	257
Life Technologies Corp.,
5.00%, 1/15/21	250	258

		988

Chemicals - 0.6%
Dow Chemical (The) Co.,
2.50%, 2/15/16†	100	101
Mosaic (The) Co.,
7.63%, 12/1/16(2)	480	503

		604

Diversified Financial Services - 3.4%
BlackRock, Inc.,
4.25%, 5/24/21†	250	255
Boeing Capital Corp.,
2.90%, 8/15/18†	250	257
Countrywide Financial Corp.,
6.25%, 5/15/16†	255	258
ERAC USA Finance LLC,
7.00%, 10/15/37(1) (2)	455	540
FMR LLC,
6.45%, 11/15/39(1) (2) †	570	599
FUEL Trust,
4.21%, 4/15/16(2)	500	503
General Electric Capital Corp.,
2.95%, 5/9/16†	275	277
6.00%, 8/7/19	240	270
JPMorgan Chase Capital XXVII,
7.00%, 11/1/39	385	385
Power Receivable Finance LLC,
6.29%, 1/1/12(1) (2)	28	28

		3,372

Electric - 0.8%
Commonwealth Edison Co.,
1.63%, 1/15/14	500	505
Exelon Generation Co. LLC,
6.20%, 10/1/17	275	317

		822

Electronics - 0.6%
Agilent Technologies, Inc.,
6.50%, 11/1/17	445	524
Thermo Fisher Scientific, Inc.,
3.25%, 11/20/14	85	90

		614

Insurance - 2.4%
Liberty Mutual Group, Inc.,
5.75%, 3/15/14(1) (2)	175	184
Metropolitan Life Global Funding I,
2.50%, 9/29/15(1) (2)	550	558
Pricoa Global Funding I,
5.45%, 6/11/14(1) (2)	360	396
Protective Life Corp.,
8.45%, 10/15/39†	555	633
Prudential Financial, Inc.,
3.00%, 5/12/16	625	623

		2,394

Internet - 0.3%
Symantec Corp.,
2.75%, 9/15/15	325	332

Iron/Steel - 0.2%
Cliffs Natural Resources, Inc.,
4.88%, 4/1/21	200	202

Lodging - 0.5%
Hyatt Hotels Corp.,
6.88%, 8/15/19(1) (2)	410	469

Media - 1.7%
Comcast Corp.,
6.40%, 5/15/38	575	642
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
5.20%, 3/15/20	400	440
6.38%, 3/1/41	250	277
Time Warner, Inc.,
6.10%, 7/15/40	275	297

		1,656

Metal Fabrication/Hardware - 0.4%
Commercial Metals Co.,
7.35%, 8/15/18	365	378

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.3% continued
Office/Business Equipment - 0.5%
Xerox Corp.,
4.25%, 2/15/15	$455	$490

Oil & Gas - 1.0%
Anadarko Petroleum Corp.,
5.95%, 9/15/16	220	247
6.38%, 9/15/17	460	531
Occidental Petroleum Corp.,
1.75%, 2/15/17	250	249

		1,027

Pharmaceuticals - 0.3%
Express Scripts, Inc.,
3.13%, 5/15/16	245	251

Pipelines - 2.5%
Enterprise Products Operating LLC,
3.20%, 2/1/16†	700	725
6.45%, 9/1/40	390	431
Kinder Morgan Energy Partners L.P.,
4.15%, 3/1/22†	250	247
Plains All American Pipeline L.P./PAA Finance Corp.,
5.63%, 12/15/13	515	558
5.00%, 2/1/21†	245	261
Williams Partners L.P.,
3.80%, 2/15/15	225	239

		2,461

Real Estate Investment Trusts - 0.6%
HCP, Inc.,
5.63%, 5/1/17	340	365
Ventas Realty L.P./Ventas Capital Corp.,
4.75%, 6/1/21	250	241

		606

Retail - 0.3%
CVS Caremark Corp.,
5.75%, 5/15/41	270	282

Telecommunications - 1.6%
American Tower Corp.,
4.50%, 1/15/18	250	258
AT&T, Inc.,
2.40%, 8/15/16	150	152
5.55%, 8/15/41	155	163
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17(1) (2)	310	332
Juniper Networks, Inc.,
4.60%, 3/15/21	240	252
Qwest Corp.,
7.63%, 6/15/15	435	484

		1,641

Transportation - 1.4%
Burlington Northern Santa Fe LLC,
3.60%, 9/1/20†	450	451
3.45%, 9/15/21	250	250
CSX Corp.,
4.25%, 6/1/21	360	377
Norfolk Southern Corp.,
6.00%, 5/23/11	290	312

		1,390

Total Corporate Bonds (Cost $26,168)		27,264

FOREIGN ISSUER BONDS - 7.9%
Banks - 1.6%
Abbey National Treasury Services PLC,
4.00%, 4/27/16	245	234
Australia & New Zealand Banking Group Ltd.,
2.13%, 1/10/14(1) (2)	200	202
Lloyds TSB Bank PLC,
6.50%, 9/14/20(1) (2) †	315	295
Nordea Bank AB,
4.88%, 5/13/21(2) †	415	379
Westpac Banking Corp.,
3.00%, 12/9/15	475	486

		1,596

Beverages - 0.2%
SABMiller PLC,
6.50%, 7/1/16(1) (2)	185	219

Diversified Financial Services - 0.7%
Macquarie Bank Ltd.,
6.63%, 4/7/21(2)	310	305
Macquarie Group Ltd.,
7.30%, 8/1/14(1) (2) †	265	294
6.25%, 1/14/21(1) (2) †	155	150

		749

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.9% continued
Electric - 0.3%
PPL WEM Holdings PLC,
3.90%, 5/1/16(2)	$310	$325

Insurance - 1.1%
Allied World Assurance Co. Ltd.,
7.50%, 8/1/16	255	294
5.50%, 11/15/20†	240	247
XL Group PLC,
6.50%, 4/15/17†	625	552

		1,093

Iron/Steel - 0.2%
ArcelorMittal,
5.50%, 3/1/21	170	167

Mining - 0.3%
Vale Overseas Ltd.,
4.63%, 9/15/20†	245	250

Miscellaneous Manufacturing - 0.2%
Tyco International Finance S.A.,
4.13%, 10/15/14	175	189

Oil & Gas - 1.5%
Nexen, Inc.,
6.40%, 5/15/37	235	242
Petrobras International Finance Co.,
5.38%, 1/27/21	505	541
Petroleos Mexicanos,
5.50%, 1/21/21†	430	468
Shell International Finance B.V.,
3.10%, 6/28/15†	205	218

		1,469

Oil & Gas Services - 0.5%
Weatherford International Ltd.,
5.13%, 9/15/20†	445	467

Pharmaceuticals - 0.5%
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15†	470	492

Savings & Loans - 0.3%
Santander Holdings USA, Inc.,
4.63%, 4/19/16†	340	338

Telecommunications - 0.5%
Telefonica Emisiones S.A.U.,
5.46%, 2/16/21	175	169
Telefonica Moviles Chile S.A.,
2.88%, 11/9/15(1) (2)	345	344

		513

Total Foreign Issuer Bonds (Cost $7,777)		7,867

U.S. GOVERNMENT AGENCIES - 45.3% (3)
Fannie Mae - 34.3%
Pool #255452,
5.50%, 10/1/19	484	527
Pool #535714,
7.50%, 1/1/31	23	27
Pool #555599,
7.00%, 4/1/33	66	77
Pool #656035,
7.50%, 9/1/32	29	34
Pool #712130,
7.00%, 6/1/33	31	35
Pool #735893,
5.00%, 10/1/35	330	357
Pool #797773,
5.00%, 3/1/20	76	82
Pool #829125,
5.50%, 10/1/35	886	975
Pool #831810,
6.00%, 9/1/36	1,223	1,367
Pool #845182,
5.50%, 11/1/35	892	982
Pool #890009,
5.50%, 9/1/36	497	547
Pool #893082,
3.98%, 9/1/36	311	328
Pool #AB1470,
4.50%, 9/1/40	1,365	1,445
Pool #AB2693,
4.50%, 4/1/41	1,102	1,167
Pool #AB3114,
5.00%, 6/1/41	716	776
Pool #AC9581,
5.50%, 1/1/40	443	488
Pool #AD0915,
5.50%, 12/1/38	1,017	1,122
Pool #AD6929,
5.00%, 6/1/40	664	720

FIXED INCOME PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 45.3%(3) continued
Fannie Mae - 34.3% continued
Pool #AE6415,
4.00%, 10/1/40	$736	$767
Pool #AH1166,
4.50%, 12/1/40	1,427	1,510
Pool #AH4680,
4.00%, 3/1/26	218	230
Pool TBA,
4.00%, 9/15/40(4)	2,455	2,544
4.50%, 9/15/40(4)	3,798	4,013
5.00%, 9/15/40(4)	4,260	4,589
5.50%, 9/15/40(4)	1,975	2,159
6.00%, 9/15/40(4)	6,705	7,422

		34,290

Freddie Mac - 2.5%
Pool #1B3575,
6.04%, 9/1/37	279	304
Pool #1G2296,
6.19%, 11/1/37	731	798
Pool #1J0365,
5.71%, 4/1/37	228	243
Pool #1J2840,
5.87%, 9/1/37	332	355
Pool TBA,
5.00%, 9/15/40(4)	715	769

		2,469

Freddie Mac Gold - 5.9%
Pool #A62213,
6.00%, 6/1/37	957	1,080
Pool #A65182,
6.50%, 9/1/37	1,305	1,472
Pool #C02790,
6.50%, 4/1/37	715	810
Pool #C02838,
5.50%, 5/1/37	705	776
Pool #C03517,
4.50%, 9/1/40	885	935
Pool #G01954,
5.00%, 11/1/35	795	859

		5,932

Government National Mortgage Association - 1.8%
Pool TBA,
4.50%, 9/15/33(4)	1,400	1,515
Series 2008-8, Class A,
3.61%, 11/16/27	248	251

		1,766

Government National Mortgage Association I - 0.4%
Pool #604183,
5.50%, 4/15/33	27	31
Pool #627123,
5.50%, 3/15/34	265	297
Pool #633627,
5.50%, 9/15/34	35	39

		367

Government National Mortgage Association II - 0.4%
Pool #82581,
4.00%, 7/20/40	399	424

Total U.S. Government Agencies (Cost $43,728)		45,248

U.S. GOVERNMENT OBLIGATIONS - 11.0%
U.S. Treasury Bonds - 3.5%
4.38%, 5/15/41†	3,105	3,559

U.S. Treasury Notes - 7.5%
1.00%, 8/31/16	915	917
1.50%, 8/31/18	4,391	4,375
2.13%, 8/15/21†	2,195	2,176

		7,468

Total U.S. Government Obligations (Cost $10,980)		11,027

MUNICIPAL BONDS - 0.6%
Ohio - 0.6%
American Municipal Power, Inc. TRB, Series B, Build America Bonds, Combined Hydroelectric Projects,
7.83%, 2/15/41	480	605

Total Municipal Bonds (Cost $480)		605

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 39.3%
Northern Institutional Funds - Diversified Assets Portfolio(5) (6)	24,265,685	$24,266
Northern Institutional Funds - Liquid Assets Portfolio(5) (7) (8)	14,975,110	14,975

Total Investment Companies (Cost $39,241)		39,241

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.5%
U.S. Treasury Bill,
0.11%, 12/15/11	$500	$500

Total Short-Term Investments (Cost $500)		500

Total Investments - 135.8% (Cost $132,755)		135,659

Liabilities less Other Assets - (35.8)%		(35,736)

NET ASSETS - 100.0%		$99,923

(1)	Restricted security that has been deemed illiquid. At August 31, 2011, the value of these restricted illiquid securities amounted to approximately $5,133,000 or 5.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Australia & New Zealand Banking Group Ltd.,
2.13%, 1/10/14	1/5/11	$200
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17	1/4/10	331
ERAC USA Finance LLC,
7.00%, 10/15/37	10/10/07	451
FMR LLC,
6.45%, 11/15/39	1/6/10-4/30/10	554
Hyatt Hotels Corp.,
6.88%, 8/15/19	8/10/09	409
Liberty Mutual Group, Inc.,
5.75%, 3/15/14	6/16/09-1/5/10	153
Lloyds TSB Bank PLC,
6.50%, 9/14/20	9/7/10	313
Macquarie Group Ltd.,
7.30%, 8/1/14	12/14/10-12/15/10	289
Macquarie Group Ltd.,
6.25%, 1/14/21	1/6/11	153
Meccanica Holdings USA,
6.25%, 1/15/40	10/20/09	255
Metropolitan Life Global Funding I,
2.50%, 9/29/15	9/22/10	550
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	294
Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03	28
Pricoa Global Funding I,
5.45%, 6/11/14	6/4/09	359
SABMiller PLC,
6.50%, 7/1/16	10/28/10	221
Telefonica Moviles Chile S.A.,
2.88%, 11/9/15	11/3/10	345

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institu- tional Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	Investment in affiliated Portfolio.
(6)	At November 30, 2010, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $16,293,000 with net purchases of approximately $7,973,000 during the nine months ended August 31, 2011.
(7)	Investment relates to cash collateral received from portfolio securities loaned.
(8)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $12,471,000 with net purchases of approximately $2,504,000 during the nine months ended August 31, 2011.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax information:

At August 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$132,756

Gross tax appreciation of investments	$3,231
Gross tax depreciation of investments	(327)

Net tax appreciation of investments	$2,904

FIXED INCOME PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Core Bond Portfolio’s investments, which are carried at fair value, as of August 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$3,907		$—	$3,907
Corporate Bonds	—	27,264	(1)	—	27,264
Foreign Issuer Bonds	—	7,867	(1)	—	7,867
U.S. Government Agencies	—	45,248	(1)	—	45,248
U.S. Government Obligations	—	11,027	(1)	—	11,027
Municipal Bonds	—	605		—	605
Investment Companies	39,241	—		—	39,241
Short-Term Investments	—	500		—	500

Total Investments	$39,241	$96,418		$—	$135,659

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At August 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determing fair value:

	BALANCE AS OF 11/30/10 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR (OUT) OF LEVEL 3 (000S)	BALANCE AS OF 8/31/11 (000S)
Corporate Bonds
Diversified Financial Services	$312	$(16)	$17	$(313)	$—	$—

Total	$312	$(16)	$17	$(313)	$—	$—

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX PORTFOLIO	AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.0%
U.S. Treasury Bonds - 16.0%
8.13%, 8/15/19	$300	$444
8.75%, 8/15/20†	300	468
8.00%, 11/15/21†	500	765
7.63%, 11/15/22	400	606
6.25%, 8/15/23†	700	968
6.88%, 8/15/25†	500	738
6.00%, 2/15/26†	300	412
6.50%, 11/15/26†	150	217
6.38%, 8/15/27	215	309
6.13%, 11/15/27	450	633
5.25%, 11/15/28†	650	840
5.25%, 2/15/29†	200	258
6.25%, 5/15/30†	200	289
5.38%, 2/15/31†	450	593
4.50%, 2/15/36†	525	617
4.75%, 2/15/37†	250	304
5.00%, 5/15/37†	500	631
4.38%, 2/15/38	300	344
3.50%, 2/15/39†	400	395
4.25%, 5/15/39†	600	674
4.50%, 8/15/39†	800	934
4.38%, 11/15/39†	1,100	1,259
4.63%, 2/15/40†	1,150	1,370
4.38%, 5/15/40†	1,150	1,316
3.88%, 8/15/40†	1,100	1,157
4.25%, 11/15/40†	1,250	1,401
4.75%, 2/15/41†	1,000	1,216
4.38%, 5/15/41†	700	802
3.75%, 8/15/41	400	412

		20,372

U.S. Treasury Notes - 83.0%
0.38%, 9/30/12†	2,000	2,005
4.25%, 9/30/12	1,200	1,253
3.88%, 10/31/12	1,300	1,356
1.38%, 11/15/12†	1,200	1,218
0.50%, 11/30/12	1,000	1,004
1.13%, 12/15/12	1,000	1,012
0.63%, 12/31/12†	1,000	1,006
1.38%, 1/15/13†	900	915
0.63%, 1/31/13	1,200	1,208
2.88%, 1/31/13	1,100	1,142
1.38%, 2/15/13†	1,100	1,119
0.63%, 2/28/13	1,150	1,158
2.75%, 2/28/13	900	935
0.75%, 3/31/13	400	404
2.50%, 3/31/13	900	933
1.75%, 4/15/13	1,300	1,333
0.63%, 4/30/13	1,500	1,511
0.50%, 5/31/13†	1,750	1,759
1.13%, 6/15/13	600	610
1.00%, 7/15/13†	900	914
0.75%, 8/15/13	1,400	1,415
0.75%, 9/15/13	550	556
3.13%, 9/30/13	1,500	1,591
2.75%, 10/31/13	300	316
0.50%, 11/15/13	400	402
2.00%, 11/30/13†	1,600	1,664
0.75%, 12/15/13†	1,500	1,518
1.00%, 1/15/14†	350	356
1.75%, 1/31/14†	1,000	1,036
1.25%, 2/15/14†	1,000	1,025
1.25%, 4/15/14†	400	410
1.00%, 5/15/14†	1,500	1,530
4.75%, 5/15/14†	1,000	1,121
2.25%, 5/31/14†	1,050	1,106
0.75%, 6/15/14	1,250	1,266
2.63%, 6/30/14†	1,650	1,758
0.63%, 7/15/14†	2,200	2,220
0.50%, 8/15/14	1,750	1,759
4.25%, 8/15/14	700	781
2.38%, 10/31/14†	1,000	1,063
2.25%, 1/31/15†	1,000	1,061
4.00%, 2/15/15	800	897
2.38%, 2/28/15†	1,900	2,026
2.50%, 3/31/15†	2,000	2,143
2.13%, 5/31/15	1,750	1,853
1.75%, 7/31/15†	900	940
4.25%, 8/15/15	1,000	1,142
1.25%, 8/31/15†	650	667
1.25%, 9/30/15	1,650	1,690
4.50%, 11/15/15	500	579
1.38%, 11/30/15†	1,300	1,337
2.13%, 12/31/15	1,500	1,590
2.00%, 1/31/16†	1,650	1,739
4.50%, 2/15/16†	1,000	1,164
2.13%, 2/29/16†	800	848
2.25%, 3/31/16†	1,750	1,865
2.38%, 3/31/16†	1,100	1,178

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.0% continued
U.S. Treasury Notes - 83.0% continued
1.75%, 5/31/16†	$550	$573
3.25%, 6/30/16†	500	556
1.50%, 7/31/16†	500	514
4.88%, 8/15/16	500	596
1.00%, 8/31/16	500	501
3.00%, 8/31/16	900	990
3.00%, 9/30/16	1,400	1,540
3.13%, 10/31/16	600	664
2.75%, 11/30/16	800	870
3.13%, 1/31/17†	1,600	1,771
4.63%, 2/15/17	500	594
3.00%, 2/28/17†	1,000	1,101
3.25%, 3/31/17	800	891
2.75%, 5/31/17†	850	923
2.50%, 6/30/17†	700	750
2.38%, 7/31/17†	650	691
2.75%, 12/31/17†	700	759
2.63%, 1/31/18	500	538
3.50%, 2/15/18†	900	1,018
2.88%, 3/31/18†	500	546
2.63%, 4/30/18†	1,400	1,505
3.88%, 5/15/18†	1,000	1,156
4.00%, 8/15/18†	1,000	1,166
2.75%, 2/15/19†	1,750	1,888
3.13%, 5/15/19†	1,700	1,877
3.63%, 8/15/19†	1,500	1,710
3.38%, 11/15/19†	650	727
3.63%, 2/15/20†	1,600	1,819
3.50%, 5/15/20†	1,300	1,463
2.63%, 8/15/20†	1,500	1,573
2.63%, 11/15/20†	1,450	1,515
3.63%, 2/15/21†	1,350	1,524
3.13%, 5/15/21†	1,925	2,085
2.13%, 8/15/21†	1,050	1,041

		105,842

Total U.S. Government Obligations (Cost $118,474)		126,214

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 38.5%
Northern Institutional Funds - Government Portfolio(1) (2)	350,763	$351
Northern Institutional Funds - Liquid Assets Portfolio(1) (3) (4)	48,668,864	48,669

Total Investment Companies (Cost $49,020)		49,020

Total Investments - 137.5% (Cost $167,494)		175,234

Liabilities less Other Assets - (37.5)%		(47,808)

NET ASSETS - 100.0%		$127,426

(1)	Investment in affiliated Portfolio.
(2)	At November 30, 2010, the value of the Portfolio’s investment in the Government Portfolio of the Northern Institutional Funds was approximately $957,000 with net sales of approximately $606,000 during the nine months ended August 31, 2011.
(3)	Investment relates to cash collateral received from portfolio securities loaned.
(4)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $32,904,000 with net purchases of approximately $15,765,000 during the nine months ended August 31, 2011.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2011, the components of investments for federal income tax purpose were as follows: (Amount in thousands)

Federal tax cost of investments	$167,570

Gross tax appreciation of investments	$7,670
Gross tax depreciation of investments	(6)

Net tax appreciation of investments	$7,664

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three Levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Treasury Index Portfolio’s investments, which are carried at fair value, as of August 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Obligations	$—	$126,214	(1)	$—	$126,214
Investment Companies	49,020	—		—	49,020

Total Investments	$49,020	$126,214		$—	$175,234

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At August 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO	AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 5.4%
Commercial Mortgage-Backed Securities - 5.4%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class A4,
4.94%, 11/10/41	$250	$267
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	370	373
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A4,
5.41%, 9/10/47	175	184
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4,
4.72%, 1/11/14	500	524
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4,
5.41%, 12/11/40	350	382
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
4.63%, 3/15/46	232	234
LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4,
4.17%, 5/15/32	200	207
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	90	91

		2,262

Total Asset-Backed Securities (Cost $2,243)		2,262

CORPORATE BONDS - 37.3%
Aerospace/Defense - 0.8%
BAE Systems Holdings, Inc.,
4.95%, 6/1/14(1) (2)	120	129
BE Aerospace, Inc.,
8.50%, 7/1/18	170	183

		312

Agriculture - 1.7%
Altria Group, Inc.,
4.75%, 5/5/21†	210	218
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	45	58
Lorillard Tobacco Co.,
8.13%, 6/23/19	190	228
Philip Morris International, Inc.,
2.50%, 5/16/16†	185	191

		695

Auto Manufacturers - 0.4%
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	160	170

Auto Parts & Equipment - 0.7%
BorgWarner, Inc.,
4.63%, 9/15/20	135	144
Johnson Controls, Inc.,
1.75%, 3/1/14	130	132

		276

Banks - 4.4%
Bank of America Corp.,
3.70%, 9/1/15†	195	192
3.75%, 7/12/16	100	99
6.00%, 9/1/17	145	149
Goldman Sachs Group (The), Inc.,
3.63%, 2/7/16	150	150
5.63%, 1/15/17	185	192
JPMorgan Chase & Co.,
5.75%, 1/2/13	95	100
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	440	493
Morgan Stanley,
3.45%, 11/2/15†	200	193
5.75%, 1/25/21	100	103
5.50%, 7/28/21†	60	60
U.S. Bancorp,
2.45%, 7/27/15†	100	103

		1,834

Biotechnology - 1.1%
Genzyme Corp.,
3.63%, 6/15/15	150	161
5.00%, 6/15/20†	35	40
Gilead Sciences, Inc.,
4.50%, 4/1/21†	110	118
Life Technologies Corp.,
5.00%, 1/15/21	135	140

		459

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.3% continued
Chemicals - 1.5%
CF Industries, Inc.,
6.88%, 5/1/18	$275	$312
Lyondell Chemical Co.,
8.00%, 11/1/17(1) (2)	175	194
Mosaic (The) Co.,
7.63%, 12/1/16(2)	125	131

		637

Coal - 0.8%
Arch Coal, Inc.,
8.75%, 8/1/16	165	178
7.00%, 6/15/19(2) †	170	167

		345

Commercial Services - 0.3%
Hertz (The) Corp.,
7.50%, 10/15/18(2)	130	127

Computers - 0.2%
International Business Machines Corp.,
1.25%, 5/12/14†	100	102

Diversified Financial Services - 4.4%
Capital One Bank USA N.A.,
8.80%, 7/15/19	235	290
Countrywide Financial Corp.,
6.25%, 5/15/16†	155	157
Ford Motor Credit Co. LLC,
7.00%, 4/15/15	50	53
Franklin Resources, Inc.,
3.13%, 5/20/15	250	263
General Electric Capital Corp.,
2.95%, 5/9/16†	100	101
6.00%, 8/7/19	95	107
HSBC Finance Corp.,
5.25%, 1/15/14†	170	181
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
7.75%, 1/15/16	240	242
International Lease Finance Corp.,
6.25%, 5/15/19†	215	195
Power Receivable Finance LLC,
6.29%, 1/1/12(1) (2)	7	7
TD Ameritrade Holding Corp.,
4.15%, 12/1/14	225	239

		1,835

Electric - 2.0%
CMS Energy Corp.,
2.75%, 5/15/14	130	129
5.05%, 2/15/18	135	139
Exelon Generation Co. LLC,
6.20%, 10/1/17	175	202
Ipalco Enterprises, Inc.,
5.00%, 5/1/18(2) †	200	194
N.V. Energy, Inc.,
6.25%, 11/15/20	145	156

		820

Electronics - 0.7%
Agilent Technologies, Inc.,
6.50%, 11/1/17	230	271

Engineering & Construction - 0.2%
Tutor Perini Corp.,
7.63%, 11/1/18	90	79

Food - 0.4%
SUPERVALU, Inc.,
8.00%, 5/1/16†	175	172

Gas - 0.5%
Consolidated Natural Gas Co.,
5.00%, 3/1/14	175	191

Healthcare - Products - 0.3%
Zimmer Holdings, Inc.,
4.63%, 11/30/19	110	119

Household Products/Wares - 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
7.75%, 10/15/16(2)	140	143

Insurance - 1.6%
Liberty Mutual Group, Inc.,
5.75%, 3/15/14(1) (2)	100	105
Metropolitan Life Global Funding I,
2.50%, 9/29/15(1) (2)	205	208
Pricoa Global Funding I,
5.45%, 6/11/14(1) (2)	175	193
Protective Life Corp.,
7.38%, 10/15/19†	145	170

		676

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.3% continued
Iron/Steel - 0.7%
Cliffs Natural Resources, Inc.,
4.88%, 4/1/21	$80	$81
Steel Dynamics, Inc.,
7.75%, 4/15/16	210	214

		295

Lodging - 0.3%
Hyatt Hotels Corp.,
6.88%, 8/15/19(1) (2)	120	137

Machinery - Diversified - 0.6%
Case New Holland, Inc.,
7.75%, 9/1/13	250	263

Media - 0.8%
Comcast Corp.,
5.70%, 7/1/19†	120	140
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
5.20%, 3/15/20	190	209

		349

Metal Fabrication/Hardware - 0.6%
Commercial Metals Co.,
7.35%, 8/15/18	250	259

Miscellaneous Manufacturing - 0.4%
General Electric Co.,
5.25%, 12/6/17	150	168

Office/Business Equipment - 0.3%
Xerox Corp.,
4.25%, 2/15/15	130	140

Oil & Gas - 3.9%
Anadarko Petroleum Corp.,
7.63%, 3/15/14	190	217
6.38%, 9/15/17	200	231
Chesapeake Energy Corp.,
6.88%, 8/15/18†	50	52
6.13%, 2/15/21	225	228
Newfield Exploration Co.,
7.13%, 5/15/18	100	104
6.88%, 2/1/20†	85	88
Pioneer Natural Resources Co.,
6.88%, 5/1/18	150	163
Plains Exploration & Production Co.,
7.63%, 6/1/18	50	52
QEP Resources, Inc.,
6.88%, 3/1/21	265	278
Range Resources Corp.,
5.75%, 6/1/21	225	226

		1,639

Packaging & Containers - 0.2%
Ball Corp.,
7.13%, 9/1/16†	85	91

Pharmaceuticals - 0.6%
Express Scripts, Inc.,
3.13%, 5/15/16	115	118
Pfizer, Inc.,
5.35%, 3/15/15	100	114

		232

Pipelines - 1.6%
Kinder Morgan Energy Partners L.P.,
6.00%, 2/1/17	115	132
Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18(1) (2) †	250	246
Plains All American Pipeline L.P./PAA Finance Corp.,
5.63%, 12/15/13†	165	179
Williams Partners L.P.,
3.80%, 2/15/15	100	106

		663

Real Estate Investment Trusts - 0.7%
HCP, Inc.,
5.63%, 5/1/17	180	193
Ventas Realty L.P./Ventas Capital Corp.,
4.75%, 6/1/21	100	97

		290

Retail - 0.3%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
6.25%, 8/20/19	130	126

Telecommunications - 3.6%
American Tower Corp.,
4.50%, 1/15/18	135	140
AT&T, Inc.,
2.40%, 8/15/16†	65	66
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17(1) (2)	170	182

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.3% continued
Telecommunications - 3.6% continued
Frontier Communications Corp.,
8.25%, 4/15/17†	$350	$364
Qwest Communications International, Inc.,
8.00%, 10/1/15	75	80
7.13%, 4/1/18	275	289
Qwest Corp.,
7.63%, 6/15/15	180	200
Windstream Corp.,
8.13%, 8/1/13	150	159

		1,480

Transportation - 0.3%
Ryder System, Inc.,
3.15%, 3/2/15	130	137

Total Corporate Bonds (Cost $15,093)		15,532

FOREIGN ISSUER BONDS - 10.9%
Banks - 3.7%
Abbey National Treasury Services PLC,
4.00%, 4/27/16	135	129
Australia & New Zealand Banking Group Ltd.,
2.13%, 1/10/14(1) (2)	100	101
Bank of Nova Scotia,
1.45%, 7/26/13(1) (2)	175	177
Canadian Imperial Bank of Commerce,
1.45%, 9/13/13†	225	226
ING Bank N.V.,
2.00%, 10/18/13(1) (2)	265	261
Lloyds TSB Bank PLC,
6.50%, 9/14/20(1) (2) †	225	211
Nordea Bank AB,
4.88%, 5/13/21(2) †	235	215
Westpac Banking Corp.,
3.00%, 12/9/15†	210	215

		1,535

Beverages - 0.3%
SABMiller PLC,
6.50%, 7/1/16(1) (2)	100	118

Diversified Financial Services - 0.6%
Macquarie Bank Ltd.,
6.63%, 4/7/21(2)	160	157
Diversified Financial Services - 0.6% continued
Macquarie Group Ltd.,
6.25%, 1/14/21(1) (2) †	85	83

		240

Electric - 0.4%
PPL WEM Holdings PLC,
3.90%, 5/1/16(2)	175	184

Food - 0.4%
Delhaize Group S.A.,
5.88%, 2/1/14	140	154

Insurance - 1.0%
Allied World Assurance Co. Ltd.,
7.50%, 8/1/16	100	115
5.50%, 11/15/20†	110	114
XL Group PLC,
6.50%, 4/15/17†	215	190

		419

Iron/Steel - 0.1%
ArcelorMittal,
5.50%, 3/1/21†	60	59

Leisure Time - 0.6%
Royal Caribbean Cruises Ltd.,
6.88%, 12/1/13	225	231

Mining - 0.3%
Vale Overseas Ltd.,
4.63%, 9/15/20†	135	138

Miscellaneous Manufacturing - 0.2%
Tyco International Finance S.A.,
4.13%, 10/15/14	60	65

Oil & Gas - 1.3%
Devon Financing Corp. ULC,
6.88%, 9/30/11†	90	90
Petrobras International Finance Co.,
5.38%, 1/27/21	220	236
Petroleos Mexicanos,
5.50%, 1/21/21†	215	234

		560

Oil & Gas Services - 0.5%
Weatherford International Ltd.,
5.13%, 9/15/20†	195	204

FIXED INCOME PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.9% continued
Pharmaceuticals - 0.4%
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15†	$140	$147

Savings & Loans - 0.2%
Santander Holdings USA, Inc.,
4.63%, 4/19/16†	100	99

Telecommunications - 0.5%
Telefonica Moviles Chile S.A.,
2.88%, 11/9/15(1) (2)	210	209

Transportation - 0.4%
Kansas City Southern de Mexico S.A. de C.V.,
6.63%, 12/15/20(2) †	175	182

Total Foreign Issuer Bonds (Cost $4,494)		4,544

U.S. GOVERNMENT AGENCIES - 19.3%(3)
Fannie Mae - 18.2%
Pool #256883,
6.00%, 9/1/37	221	245
Pool #585617,
7.00%, 5/1/31(4)	—	—
Pool #745148,
5.00%, 1/1/36	988	1,068
Pool #AD7061,
5.50%, 6/1/40	76	83
Pool TBA,
4.00%, 9/15/40(5)	200	207
4.50%, 9/15/40(5)	400	423
5.00%, 9/15/40(5)	2,069	2,229
5.50%, 9/15/40(5)	2,075	2,268
6.00%, 9/15/40(5)	925	1,024

		7,547

Government National Mortgage Association II - 1.1%
Pool #82581,
4.00%, 7/20/40	443	471

Total U.S. Government Agencies (Cost $7,935)		8,018

U.S. GOVERNMENT OBLIGATIONS - 18.8%
U.S. Treasury Notes - 18.8%
0.50%, 8/15/14†	625	629
1.00%, 8/31/16	2,735	2,741
1.50%, 8/31/18	1,070	1,066
2.13%, 8/15/21†	3,420	3,391

		7,827

Total U.S. Government Obligations (Cost $7,820)		7,827

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 44.1%
Northern Institutional Funds - Diversified Assets Portfolio(6) (7)	7,445,136	$7,445
Northern Institutional Funds - Liquid Assets Portfolio(6) (8) (9)	10,894,513	10,895

Total Investment Companies (Cost $18,340)		18,340
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bill,
0.11%, 12/15/11	$150	$150

Total Short-Term Investments (Cost $150)		150

Total Investments - 136.2% (Cost $56,075)		56,673

Liabilities less Other Assets - (36.2)%		(15,060)

NET ASSETS - 100.0%		$41,613

(1)	Restricted security that has been deemed illiquid. At August 31, 2011, the value of these restricted illiquid securities amounted to approximately $2,731,000 or 6.6% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Australia & New Zealand Banking Group Ltd.,
2.13%, 1/10/14	1/5/11	$100

BAE Systems Holdings, Inc.,
4.95%, 6/1/14	6/1/09	120

Bank of Nova Scotia,
1.45%, 7/26/13	7/15/10	175

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17	1/4/10	$182

Hyatt Hotels Corp.,
6.88%, 8/15/19	8/14/09	120

ING Bank N.V.,
2.00%, 10/18/13	10/13/10	265

Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18	4/14/11	258

Liberty Mutual Group, Inc.,
5.75%, 3/15/14	6/16/09-1/5/10	95

Lloyds TSB Bank PLC,
6.50%, 9/14/20	9/7/10	224

Lyondell Chemical Co.,
8.00%, 11/1/17	4/6/11	194

Macquarie Group Ltd.,
6.25%, 1/14/21	1/6/11	84

Metropolitan Life Global Funding I,
2.50%, 9/29/15	9/22/10	205

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	159

Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03-8/24/07	7

Pricoa Global Funding I,
5.45%, 6/11/14	6/4/09	175

SABMiller PLC,
6.50%, 7/1/16	10/28/10	120

Telefonica Moviles Chile S.A.,
2.88%, 11/9/15	11/3/10	210

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institu- tional Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	Principal amount is less than $500.
(5)	When-Issued Security.
(6)	Investment in affiliated Portfolio.
(7)	At November 30, 2010, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $5,468,000 with net purchases of approximately $1,977,000 during the nine months ended August 31, 2011.
(8)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $14,945,000 with net sales of approximately $4,050,000 during the nine months ended August 31, 2011.
(9)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$56,087

Gross tax appreciation of investments	$811
Gross tax depreciation of investments	(225)

Net tax appreciation of investments	$586

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Intermediate Bond Portfolio’s investments, which are carried at fair value, as of August 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$2,262		$—	$2,262
Corporate Bonds	—	15,532	(1)	—	15,532
Foreign Issuer Bonds	—	4,544	(1)	—	4,544
U.S. Government Agencies	—	8,018	(1)	—	8,018
U.S. Government Obligations	—	7,827		—	7,827
Investment Companies	18,340	—		—	18,340
Short-Term Investments	—	150		—	150

Total Investments	$18,340	$38,333		$—	$56,673

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At August 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

FIXED INCOME PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 11/30/10 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR (OUT) OF LEVEL 3 (000S)	BALANCE AS OF 08/31/2011 (000S)
Corporate Bonds
Diversified Financial Services	$178	$(9)	$10	$(179)	$—	$—

Total	$178	$(9)	$10	$(179)	$—	$—

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO	AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 8.9%
Commercial Mortgage Services - 8.1%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class A4,
4.94%, 11/10/41	$790	$845
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A4,
4.78%, 7/10/43	1,108	1,121
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A2,
5.52%, 7/10/46	890	889
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	1,273	1,282
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A4,
5.41%, 9/10/47	1,000	1,053
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4,
5.19%, 5/11/39	1,100	1,160
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4,
4.72%, 2/11/41	500	524
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4,
5.41%, 12/11/40	950	1,037
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4,
4.67%, 6/11/41	160	171
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A2,
4.74%, 9/11/42	968	967
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
4.63%, 3/15/46	744	753
LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4,
4.17%, 5/15/32	722	746
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	514	520
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	574	574
Morgan Stanley Capital I, Series 2003-IQ4, Class A2,
4.07%, 5/15/40	233	239

		11,881

Utilities - 0.8%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1,
1.83%, 2/15/16	1,155	1,179

Total Asset-Backed Securities (Cost $13,028)		13,060

CORPORATE BONDS - 36.3%
Aerospace/Defense - 2.0%
BAE Systems Holdings, Inc.,
4.95%, 6/1/14(1) (2) †	730	789
BE Aerospace, Inc.,
8.50%, 7/1/18	570	612
General Dynamics Corp.,
1.38%, 1/15/15	680	685
Northrop Grumman Corp.,
3.70%, 8/1/14	810	866

		2,952

Auto Manufacturers - 0.4%
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	590	628

Auto Parts & Equipment - 0.5%
Johnson Controls, Inc.,
1.75%, 3/1/14	760	773

Banks - 4.9%
Bank of America Corp.,
1.80%, 7/11/14†	575	549
3.70%, 9/1/15	505	498
Capital One Financial Corp.,
2.13%, 7/15/14†	545	543
Citigroup, Inc.,
6.00%, 12/13/13	540	573
Goldman Sachs Group (The), Inc.,
5.15%, 1/15/14	975	1,023
6.00%, 5/1/14	560	602
3.63%, 2/7/16	175	175

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 36.3% continued
Banks - 4.9% continued
JPMorgan Chase & Co.,
4.88%, 3/15/14	$250	$267
3.70%, 1/20/15	715	745
Morgan Stanley,
3.45%, 11/2/15†	675	653
U.S. Bancorp,
2.45%, 7/27/15	500	513
Wells Fargo & Co.,
4.38%, 1/31/13	615	643
5.00%, 11/15/14	290	305

		7,089

Beverages - 1.0%
Anheuser-Busch InBev Worldwide, Inc.,
1.50%, 7/14/14†	400	405
Coca-Cola Enterprises, Inc.,
1.13%, 11/12/13	1,120	1,123

		1,528

Biotechnology - 0.4%
Genzyme Corp.,
3.63%, 6/15/15	550	592

Chemicals - 1.3%
Air Products & Chemicals, Inc.,
2.00%, 8/2/16	400	406
Dow Chemical (The) Co.,
7.60%, 5/15/14	760	876
Lyondell Chemical Co.,
8.00%, 11/1/17(1) (2)	525	582

		1,864

Coal - 0.4%
Arch Coal, Inc.,
8.75%, 8/1/16	500	539

Computers - 0.5%
Hewlett-Packard Co.,
4.50%, 3/1/13	720	755

Diversified Financial Services - 6.6%
BlackRock, Inc.,
3.50%, 12/10/14†	1,355	1,449
Boeing Capital Corp.,
2.13%, 8/15/16	405	411
Caterpillar Financial Services Corp.,
1.65%, 4/1/14	615	628
ERAC USA Finance LLC,
2.25%, 1/10/14(2)	810	823
Ford Motor Credit Co. LLC,
7.00%, 4/15/15	200	213
Franklin Resources, Inc.,
3.13%, 5/20/15	1,025	1,079
General Electric Capital Corp.,
2.80%, 1/8/13	940	961
3.75%, 11/14/14†	710	748
2.25%, 11/9/15†	460	463
John Deere Capital Corp.,
4.50%, 4/3/13†	635	673
TD Ameritrade Holding Corp.,
4.15%, 12/1/14	1,500	1,592
Toyota Motor Credit Corp.,
1.38%, 8/12/13†	605	613

		9,653

Electric - 2.1%
CMS Energy Corp.,
2.75%, 5/15/14	295	292
Commonwealth Edison Co.,
1.63%, 1/15/14	700	707
Dominion Resources, Inc.,
1.80%, 3/15/14	445	449
Midamerican Energy Holdings Co.,
5.88%, 10/1/12	840	885
PSEG Power LLC,
6.95%, 6/1/12	670	698

		3,031

Electronics - 0.8%
Agilent Technologies, Inc.,
5.50%, 9/14/15	690	769
Thermo Fisher Scientific, Inc.,
3.25%, 11/20/14	380	404

		1,173

Engineering & Construction - 0.2%
Tutor Perini Corp.,
7.63%, 11/1/18	270	238

Food - 0.5%
SUPERVALU, Inc.,
8.00%, 5/1/16†	745	730

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 36.3% continued
Healthcare - Products - 0.7%
Boston Scientific Corp.,
4.50%, 1/15/15	$1,000	$1,057

Insurance - 2.4%
Berkshire Hathaway, Inc.,
3.20%, 2/11/15	505	533
Liberty Mutual Group, Inc.,
5.75%, 3/15/14(1) (2)	420	442
Metropolitan Life Global Funding I,
2.50%, 9/29/15(1) (2)	490	498
New York Life Global Funding,
4.65%, 5/9/13(1) (2)	720	765
Pricoa Global Funding I,
5.45%, 6/11/14(1) (2)	780	858
Prudential Financial, Inc.,
5.15%, 1/15/13	360	377

		3,473

Internet - 0.5%
Google, Inc.,
1.25%, 5/19/14	230	234
Symantec Corp.,
2.75%, 9/15/15	515	526

		760

Iron/Steel - 0.5%
Steel Dynamics, Inc.,
7.75%, 4/15/16	675	690

Machinery - Diversified - 0.6%
Case New Holland, Inc.,
7.75%, 9/1/13	770	811

Media - 1.4%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
3.55%, 3/15/15	400	425
NBCUniversal Media LLC,
3.65%, 4/30/15	785	833
Time Warner Cable, Inc.,
3.50%, 2/1/15	585	615
Walt Disney (The) Co.,
1.35%, 8/16/16†	115	113

		1,986

Office/Business Equipment - 0.5%
Xerox Corp.,
4.25%, 2/15/15	695	748

Oil & Gas - 1.3%
Anadarko Petroleum Corp.,
7.63%, 3/15/14†	375	429
5.75%, 6/15/14	850	940
Chesapeake Energy Corp.,
6.88%, 8/15/18	200	209
Occidental Petroleum Corp.,
1.75%, 2/15/17	150	149
Plains Exploration & Production Co.,
7.63%, 6/1/18	200	205

		1,932

Pharmaceuticals - 0.1%
Express Scripts, Inc.,
3.13%, 5/15/16	165	169

Pipelines - 1.7%
Energy Transfer Partners L.P.,
5.65%, 8/1/12	900	935
Plains All American Pipeline L.P./PAA Finance Corp.,
5.63%, 12/15/13	700	758
Williams Partners L.P.,
3.80%, 2/15/15	780	828

		2,521

Semiconductors - 0.2%
Texas Instruments, Inc.,
1.38%, 5/15/14	230	233

Software - 1.2%
Microsoft Corp.,
0.88%, 9/27/13†	1,760	1,768

Telecommunications - 3.0%
AT&T, Inc.,
4.95%, 1/15/13	695	730
2.40%, 8/15/16	220	223
Cellco Partnership/Verizon Wireless Capital LLC,
5.55%, 2/1/14	470	517
Cisco Systems, Inc.,
1.63%, 3/14/14	750	763
Qwest Communications International, Inc.,
8.00%, 10/1/15	225	240
Qwest Corp.,
7.63%, 6/15/15	585	651
Verizon Communications, Inc.,
1.95%, 3/28/14†	605	618

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 36.3% continued
Telecommunications - 3.0% continued
Windstream Corp.,
8.13%, 8/1/13	$665	$707

		4,449

Transportation - 0.6%
Ryder System, Inc.,
3.15%, 3/2/15	775	815

Total Corporate Bonds (Cost $51,515)		52,957

FOREIGN ISSUER BONDS - 9.8%
Banks - 5.6%
Abbey National Treasury Services PLC,
2.88%, 4/25/14	850	813
Australia & New Zealand Banking Group Ltd.,
2.13%, 1/10/14(1) (2)	415	420
Bank of Montreal,
1.75%, 4/29/14†	570	582
Bank of Nova Scotia,
1.45%, 7/26/13(1) (2)	1,250	1,268
Canadian Imperial Bank of Commerce,
1.45%, 9/13/13†	900	905
HSBC Holdings PLC,
5.25%, 12/12/12	890	914
ING Bank N.V.,
2.00%, 10/18/13(1) (2)	855	843
Lloyds TSB Bank PLC,
4.38%, 1/12/15(1) (2) †	615	606
Toronto-Dominion Bank (The),
1.38%, 7/14/14	525	532
Westpac Banking Corp.,
1.85%, 12/9/13†	1,265	1,280

		8,163

Chemicals - 0.4%
Potash Corp. of Saskatchewan, Inc.,
5.25%, 5/15/14	590	654

Diversified Financial Services - 0.4%
Macquarie Group Ltd.,
7.30%, 8/1/14(1) (2) †	470	521

Food - 0.5%
Delhaize Group S.A.,
5.88%, 2/1/14	665	730

Leisure Time - 0.5%
Royal Caribbean Cruises Ltd.,
6.88%, 12/1/13	685	704

Miscellaneous Manufacturing - 0.2%
Tyco International Finance S.A.,
4.13%, 10/15/14	200	216

Oil & Gas - 0.8%
Cenovus Energy, Inc.,
4.50%, 9/15/14	785	853
Shell International Finance B.V.,
3.10%, 6/28/15†	345	366

		1,219

Pharmaceuticals - 0.5%
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15	365	382
Teva Pharmaceutical Finance III B.V.,
1.70%, 3/21/14†	380	386

		768

Telecommunications - 0.9%
America Movil S.A.B. de C.V.,
5.75%, 1/15/15	695	784
Vodafone Group PLC,
4.15%, 6/10/14†	525	567

		1,351

Total Foreign Issuer Bonds (Cost $13,989)		14,326

U.S. GOVERNMENT AGENCIES - 18.7%(3)
Fannie Mae - 11.3%
Pool #190371,
6.50%, 7/1/36	773	871
Pool #257042,
6.50%, 1/1/38	442	497
Pool #555649,
7.50%, 10/1/32	85	99
Pool #893082,
3.98%, 9/1/36	478	503
Pool #988916,
5.00%, 8/1/23	762	826
Pool #AB3114,
5.00%, 6/1/41	1,661	1,801
Pool #AD7061,
5.50%, 6/1/40	246	270

FIXED INCOME PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 18.7%(3) continued
Fannie Mae - 11.3% continued
Pool TBA,
5.50%, 9/15/40(4)	$3,350	$3,661
6.00%, 9/15/40(4)	6,770	7,494
Series 2006-12, Class PB,
5.50%, 8/25/29	489	497

		16,519

Freddie Mac - 2.9%
Pool #1B3617,
5.91%, 10/1/37	515	553
Pool #848076,
5.48%, 6/1/38	930	1,007
Series 2668, Class OE,
5.00%, 10/15/28	584	591
Series 2775, Class MD,
5.00%, 10/15/28	80	80
Series 2866, Class TM,
5.00%, 1/15/29	227	229
Series 3070, Class QD,
5.00%, 9/15/28	362	365
Series 3200, Class ED,
5.00%, 12/15/31	1,453	1,468

		4,293

Freddie Mac Gold - 1.1%
Pool #A92650,
5.50%, 6/1/40	781	853
Pool #G13387,
5.00%, 4/1/23	742	803

		1,656

Government National Mortgage Association - 2.4%
Series 2007-15, Class A,
4.51%, 10/16/28	843	861
Series 2007-4, Class A,
4.21%, 6/16/29	448	457
Series 2008-14, Class AC,
4.46%, 12/16/30	142	144
Series 2008-8, Class A,
3.61%, 11/16/27	495	502
Series 2011-49, Class A,
2.45%, 7/16/38	993	1,023
Series 2011-49, Class AB,
2.80%, 1/16/34	496	512

		3,499

Government National Mortgage Association II - 1.0%
Pool #82581,
4.00%, 7/20/40	1,330	1,415

Total U.S. Government Agencies (Cost $27,163)		27,382

U.S. GOVERNMENT OBLIGATIONS - 23.6%
U.S. Treasury Notes - 23.6%
1.38%, 9/15/12†	1,342	1,359
1.38%, 11/15/12†	3,904	3,962
1.75%, 4/15/13†	2,900	2,974
0.13%, 8/31/13	8,940	8,927
1.50%, 12/31/13†	4,900	5,044
0.50%, 8/15/14†	11,850	11,914
1.00%, 8/31/16	250	251

Total U.S. Government Obligations (Cost $34,249)		34,431

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 32.5%
Northern Institutional Funds - Diversified Assets Portfolio (5) (6)	12,794,809	$12,795
Northern Institutional Funds - Liquid Assets Portfolio (5) (7) (8)	34,649,245	34,649

Total Investment Companies (Cost $47,444)		47,444

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.11%, 12/15/11(9)	$200	$200

Total Short-Term Investments (Cost $200)		200

Total Investments - 129.9% (Cost $187,588)		189,800

Liabilities less Other Assets - (29.9)%		(43,716)

NET ASSETS - 100.0%		$146,084

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued

(1)	Restricted security that has been deemed illiquid. At August 31, 2011, the value of these restricted illiquid securities amounted to approximately $8,220,000 or 5.6% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Australia & New Zealand Banking Group Ltd.,
2.13%, 1/10/14	1/5/11	$415

BAE Systems Holdings, Inc.,
4.95%, 6/1/14	6/1/09	729

Bank of Nova Scotia,
1.45%, 7/26/13	7/15/10	1,248

ING Bank N.V.,
2.00%, 10/18/13	10/13/10	853

Liberty Mutual Group, Inc.,
5.75%, 3/15/14	6/16/09-1/5/10	393

Lloyds TSB Bank PLC,
4.38%, 1/12/15	1/5/10	615

Lyondell Chemical Co.,
8.00%, 11/1/17	4/6/11	583

Macquarie Group Ltd.,
7.30%, 8/1/14	12/14/10-12/15/10	513

Metropolitian Life Global Funding I,
2.50%, 9/29/15	9/22/10	490

New York Life Global Funding,
4.65%, 5/9/13	10/27/09	765

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	588

Pricoa Global Funding I,
5.45%, 6/11/14	6/4/09	778

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	Investment in affiliated Portfolio.
(6)	At November 30, 2010, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $29,153,000 with net sales of approximately $16,358,000 during the nine months ended August 31, 2011.
(7)	Investment relates to cash collateral received from portfolio securities loaned.
(8)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $25,913,000 with net purchases of approximately $8,736,000 during the nine months August 31, 2011.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At August 31, 2011, the Short Bond Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Five Year U.S. Treasury Note	52	$6,422	Short	9/11	$(80)

Federal Tax Information:

At August 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$187,602

Gross tax appreciation of investments	$2,646
Gross tax depreciation of investments	(448)

Net tax appreciation of investments	$2,198

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three Levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Short Bond Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$13,060	(1)	$—	$13,060
Corporate Bonds	—	52,957	(1)	—	52,957
Foreign Issuer Bonds	—	14,326	(1)	—	14,326
U.S. Government Agencies	—	27,382	(1)	—	27,382
U.S. Government Obligations	—	34,431		—	34,431
Investment Companies	47,444	—		—	47,444
Short-Term Investments	—	200		—	200

Total Investments	$47,444	$142,356		$—	$189,800

FIXED INCOME PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(80)	$—	$—	$(80)

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At August 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SECURITIES PORTFOLIO	AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 60.7%(1)
Fannie Mae - 45.9%
0.55%, 11/1/12	$500	$500
1.50%, 1/27/14	525	526
1.60%, 11/23/15	710	712
2.25%, 3/2/17	600	605
Pool #190371,
6.50%, 7/1/36	212	239
Pool #257042,
6.50%, 1/1/38	199	223
Pool #555649,
7.50%, 10/1/32	61	72
Pool #745148,
5.00%, 1/1/36	536	580
Pool #893082,
3.98%, 9/1/36	180	190
Pool #AH1166,
4.50%, 12/1/40	316	335
Pool TBA,
5.00%, 9/15/40(2)	5,155	5,553
5.50%, 9/15/40(2)	4,820	5,268
6.00%, 9/15/40(2)	5,400	5,977
Series 2007, Class 26C,
5.50%, 3/25/33	454	476

		21,256

Federal Home Loan Bank - 0.9%
1.63%, 11/21/12†	390	396

Freddie Mac - 2.6%
1.63%, 4/18/14	426	427
3.00%, 7/28/14†	50	54
Pool #1J0365,
5.71%, 4/1/37	228	243
Pool #1J2840,
5.87%, 9/1/37	462	493
Pool #410092,
2.49%, 11/1/24	6	6

		1,223

Government National Mortgage Association - 9.2%
Pool TBA,
4.50%, 9/15/33(2)	1,600	1,731
Series 2007, Class 4A,
4.21%, 6/16/29	120	123
Series 2007, Class 15A,
4.51%, 10/16/28	295	301
Series 2008, Class 8A,
3.61%, 11/16/27	173	176
Series 2008, Class 14AC,
4.46%, 12/16/30	207	210
Series 2010, Class 141A,
1.86%, 8/16/31	292	295
Series 2011, Class 31A,
2.21%, 12/16/35	594	608
Series 2011, Class 49A,
2.45%, 7/16/38	581	598
Series 2011, Class 49AB,
2.80%, 1/16/34	198	205

		4,247

Government National Mortgage Association I - 0.7%
Pool #737270,
5.00%, 5/15/40	306	338

Government National Mortgage Association II - 1.4%
Pool #82581,
4.00%, 7/20/40	598	637

Total U.S. Government Agencies (Cost $27,845)		28,097

U.S. GOVERNMENT OBLIGATIONS - 36.8%
U.S. Treasury Notes - 36.8%
0.13%, 8/31/13	2,100	2,097
0.50%, 11/15/13†	650	654
1.50%, 12/31/13†	493	508
1.75%, 1/31/14†	1,508	1,563
2.63%, 7/31/14†	1,364	1,455
0.50%, 8/15/14†	2,815	2,830
2.13%, 11/30/14†	1,990	2,101
1.00%, 8/31/16	3,625	3,633
1.50%, 8/31/18	605	603
2.13%, 8/15/21†	1,600	1,586

		17,030

Total U.S. Government Obligations (Cost $16,823)		17,030

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SECURITIES PORTFOLIO continued	AUGUST 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 63.3%
Northern Institutional Funds - Government Portfolio (3) (4)	17,885,119	$17,885
Northern Institutional Funds - Liquid Assets Portfolio (4) (5) (6)	11,462,649	11,463

Total Investment Companies (Cost $29,348)		29,348

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.11%, 12/15/11	$150	$150

Total Short-Term Investments (Cost $150)		150

Total Investments - 161.1% (Cost $74,166)		74,625

Liabilities less Other Assets - (61.1)%		(28,309)

NET ASSETS - 100.0%		$46,316

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security.
(3)	At November 30, 2010, the value of the Portfolio’s investment in the Government Portfolio of the Northern Institutional Funds was approximately $10,505,000 with net purchases of approximately $7,380,000 during the nine months ended August 31, 2011.
(4)	Investment in affiliated Portfolio.
(5)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $16,394,000 with net sales of approximately $4,931,000 during the nine months ended August 31, 2011.
(6)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2011, the components of investments for federal income tax purpose were as follows: (Amount in thousands)

Federal tax cost of investments	$92,062

Gross tax appreciation of investments	$451
Gross tax depreciation of investments	(3)

Net tax appreciation of investments	$448

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three Levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Securities Portfolio’s investments, which are carried at fair value, as of August 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies	$—	$28,097	(1)	$—	$28,097
U.S. Government Obligations	—	17,030		—	17,030
Investment Companies	29,348	—		—	29,348
Short-Term Investments	—	150		—	150

Total Investments	$29,348	$45,277		$—	$74,625

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At August 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY PORTFOLIO (A)	AUGUST 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.9%
Australia - 1.2%
Alumina Ltd.	867,636	$1,646
Alumina Ltd. ADR†	23,960	183

		1,829

Belgium - 2.1%
Anheuser-Busch InBev N.V.	55,402	3,059

Brazil - 3.8%
Petroleo Brasileiro S.A. ADR	75,058	2,180
Vale S.A. ADR†	120,105	3,392

		5,572

Canada - 3.0%
Bombardier, Inc., Class B†	385,616	1,878
Talisman Energy, Inc.	51,024	853
Trican Well Service Ltd.	73,504	1,698

		4,429

China - 2.4%
Bank of China Ltd., Class H	3,717,000	1,541
China Yurun Food Group Ltd.†	894,375	2,037

		3,578

Denmark - 1.0%
Christian Hansen Holding A/S†	63,796	1,455

France - 5.2%
BNP Paribas S.A.	36,985	1,900
Danone	33,056	2,256
Societe Generale S.A.	53,320	1,780
Total S.A.	35,527	1,734

		7,670

Germany - 7.8%
Allianz S.E. (Registered)	17,525	1,807
Deutsche Bank A.G. (Registered)	47,001	1,910
E.ON A.G.	20,123	439
GEA Group A.G.	65,124	1,902
SAP A.G.	54,613	2,978
Siemens A.G. (Registered)	23,405	2,409

		11,445

Hong Kong - 0.7%
AIA Group Ltd.	276,600	976

India - 0.9%
Sterlite Industries India Ltd. ADR†	116,571	1,351

Ireland - 1.9%
WPP PLC	173,311	1,813
XL Group PLC†	50,022	1,041

		2,854

Japan - 12.7%
Canon, Inc.	58,419	2,758
Kansai Electric Power (The) Co., Inc.	61,500	1,091
Kawasaki Heavy Industries Ltd.	471,600	1,427
Kubota Corp.	169,200	1,399
Mitsubishi UFJ Financial Group, Inc.	637,590	2,885
Mitsui & Co. Ltd.	127,900	2,199
Nomura Holdings, Inc.	150,900	640
NTT DoCoMo, Inc.	1,160	2,111
Shimano, Inc.	35,628	1,823
Tokio Marine Holdings, Inc.	85,700	2,343

		18,676

Netherlands - 6.6%
ArcelorMittal	106,746	2,350
ASML Holding N.V.	66,956	2,371
Koninklijke Vopak N.V.†	34,201	1,706
Royal Dutch Shell PLC, Class A	2,460	82
Royal Dutch Shell PLC, Class B	94,185	3,176

		9,685

Norway - 0.6%
TGS Nopec Geophysical Co. ASA†	32,243	808

Portugal - 1.4%
Jeronimo Martins SGPS S.A.	109,965	2,049

Singapore - 1.4%
DBS Group Holdings Ltd.	191,173	2,103

South Korea - 3.3%
Hyundai Motor Co.	14,996	2,873
Samsung Electronics Co. Ltd.	2,900	2,034

		4,907

Spain - 2.2%
Banco Santander S.A.	237,299	2,196
Iberdrola S.A.	144,600	1,066

		3,262

Sweden - 1.4%
Telefonaktiebolaget LM Ericsson, Class B	181,767	2,039

Switzerland - 10.3%
ABB Ltd. (Registered)*	39,208	835
Credit Suisse Group A.G. (Registered)*	67,982	1,937
Givaudan S.A. (Registered)*	1,533	1,481

(A)	Formerly known as the International Growth Portfolio

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY PORTFOLIO (A) continued

	NUMBER OF SHARES	VALUE(000S)
COMMON STOCKS - 93.9% continued
Switzerland - 10.3% continued
Novartis A.G. (Registered)	63,884	$3,733
Roche Holding A.G. (Genusschein)	20,774	3,637
Syngenta A.G. (Registered)*	4,223	1,337
Xstrata PLC	127,823	2,238

		15,198

Taiwan - 1.3%
Hon Hai Precision Industry Co. Ltd.	773,548	1,965

United Kingdom - 17.7%
BAE Systems PLC	206,863	924
Barclays PLC	941,650	2,596
BP PLC	159,596	1,045
Compass Group PLC	256,863	2,297
GlaxoSmithKline PLC	109,172	2,329
National Grid PLC	185,341	1,872
Pearson PLC	138,154	2,494
Prudential PLC	311,210	3,126
Rolls-Royce Holdings PLC*	80,251	834
Standard Chartered PLC	114,802	2,608
Vodafone Group PLC	1,250,929	3,276
Weir Group (The) PLC	84,195	2,634

		26,035

United States - 5.0%
Mead Johnson Nutrition Co.†	26,165	1,863
NII Holdings, Inc.†*	42,064	1,621
Schlumberger Ltd.	31,121	2,431
Virgin Media, Inc.†	59,095	1,499

		7,414

Total Common Stocks (1) (Cost $128,127)		138,359

PREFERRED STOCKS - 3.9%
Brazil - 2.0%
Itau Unibanco Holding S.A. ADR	165,246	3,001

Germany - 1.9%
Volkswagen A.G.	16,663	2,770

Total Preferred Stocks (1) (Cost $6,679)		5,771

INVESTMENT COMPANIES - 10.5%
Northern Institutional Funds - Diversified Assets Portfolio (2) (3)	1,640,331	1,640
Northern Institutional Funds - Liquid Assets Portfolio (2) (4) (5)	13,792,270	13,792

Total Investment Companies (Cost $15,432)		15,432

Total Investments - 108.3% (Cost $150,238)		159,562

Liabilities less Other Assets - (8.3)%		(12,273)

NET ASSETS - 100.0%		$147,289

(1)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio.
(3)	At November 30, 2010, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,730,000 with net sales of approximately $90,000 during the nine months ended August 31, 2011.
(4)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $10,293,000 with net purchases of approximately $3,499,000 during the nine months ended August 31, 2011.
(5)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$153,449

Gross tax appreciation of investments	$20,499
Gross tax depreciation of investments	(14,385)

Net tax appreciation of investments	$6,114

(A)	Formerly known as the International Growth Portfolio

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

At August 31, 2011, the industry sectors for the International Equity Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.8%
Consumer Staples	7.8
Energy	9.7
Financials	23.9
Health Care	6.7
Industrials	12.6
Information Technology	9.8
Materials	10.7
Telecommunication Services	4.9
Utilities	3.1

Total	100.0%

At August 31, 2011, the International Equity Portfolio’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	25.4%
British Pound	23.1
Japanese Yen	13.0
United States Dollar	12.9
Swiss Franc	9.0
All other currencies less than 5%	16.6

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices). The Portfolio adjusted the price of certain foreign equity securities held in its portfolio on August 31, 2011 using adjustment factors designed to reflect more accurately the fair value of the securities.The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Portfolio’s investments, which are carried at fair value, as of August 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$1,499	$11,300	$—	$12,799
Consumer Staples	1,864	9,400	—	11,264
Energy	7,162	6,846	—	14,008
Financials	1,041	30,349	—	31,390
Health Care	—	9,699	—	9,699
Industrials	1,878	16,268	—	18,146
Information Technology	—	14,144	—	14,144
Materials	4,926	10,507	—	15,433
Telecommunication Services	1,621	5,387	—	7,008
Utilities	—	4,468	—	4,468
Preferred Stocks
Consumer Discretionary	—	2,770	—	2,770
Financials	3,001	—	—	3,001
Investment Companies	15,432	—	—	15,432

Total Investments	$38,424	$121,138	$—	$159,562

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At August 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

(A)	Formerly known as the International Growth Portfolio

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO	AUGUST 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%
Australia - 8.8%
AGL Energy Ltd.	11,243	$187
Alumina Ltd.	59,290	112
Amcor Ltd.	28,346	204
AMP Ltd.	67,561	329
Asciano Ltd.	72,385	122
ASX Ltd.	3,980	124
Australia & New Zealand Banking Group Ltd.	61,775	1,347
Bendigo and Adelaide Bank Ltd.†	8,464	79
BGP Holdings PLC*	104,706	—
BHP Billiton Ltd.	76,228	3,243
BlueScope Steel Ltd.	43,361	38
Boral Ltd.†	16,863	67
Brambles Ltd.	34,938	253
Caltex Australia Ltd.	3,319	39
CFS Retail Property Trust	42,131	81
Coca-Cola Amatil Ltd.†	13,017	164
Cochlear Ltd.†	1,397	113
Commonwealth Bank of Australia†	37,041	1,918
Computershare Ltd.	10,154	84
Crown Ltd.	10,345	92
CSL Ltd.†	12,506	377
Dexus Property Group	110,766	102
Echo Entertainment Group Ltd.*	16,301	69
Fairfax Media Ltd.†	52,835	48
Fortescue Metals Group Ltd.†	30,042	196
Foster’s Group Ltd.	46,756	250
Goodman Group	158,460	111
GPT Group	40,602	136
Harvey Norman Holdings Ltd.†	10,896	24
Iluka Resources Ltd.†	9,799	174
Incitec Pivot Ltd.	39,532	160
Insurance Australia Group Ltd.	47,584	156
James Hardie Industries S.E.*	10,586	68
Leighton Holdings Ltd.†	3,528	77
Lend Lease Group	12,168	110
Lynas Corp. Ltd.†*	39,759	78
MacArthur Coal Ltd.	3,993	68
Macquarie Group Ltd.	8,390	234
MAp Group	9,096	31
Metcash Ltd.	18,035	78
Mirvac Group	78,278	101
National Australia Bank Ltd.	51,551	1,315
Newcrest Mining Ltd.	18,279	787
OneSteel Ltd.	32,401	52
Orica Ltd.	8,812	221
Origin Energy Ltd.†	25,440	387
OZ Minerals Ltd.	7,413	94
Paladin Energy Ltd.†*	16,503	37
Qantas Airways Ltd.*	29,501	50
QBE Insurance Group Ltd.†	26,130	396
QR National Ltd.	40,068	141
Ramsay Health Care Ltd.†	3,216	61
Rio Tinto Ltd.	10,360	808
Santos Ltd.	20,743	262
Sims Metal Management Ltd.	3,879	64
Sonic Healthcare Ltd.	8,994	114
SP AusNet	28,998	29
Stockland	55,413	178
Suncorp Group Ltd.	31,100	273
TABCORP Holdings Ltd.	16,927	51
Tatts Group Ltd.	30,507	76
Telstra Corp. Ltd.	102,944	334
Toll Holdings Ltd.†	15,597	82
Transurban Group	29,874	166
Wesfarmers Ltd.	23,976	791
Wesfarmers Ltd. - PPS	3,499	118
Westfield Group	52,639	460
Westfield Retail Trust	67,696	190
Westpac Banking Corp.	71,476	1,582
Woodside Petroleum Ltd.	15,027	568
Woolworths Ltd.	29,046	785
WorleyParsons Ltd.	4,691	138

		21,854

Austria - 0.3%
Erste Group Bank A.G.	4,360	158
IMMOFINANZ A.G.*	22,003	79
OMV A.G.	3,780	149
Raiffeisen Bank International A.G.	1,116	47
Telekom Austria A.G.	7,575	84
Verbund A.G.	1,557	60
Vienna Insurance Group A.G. Wiener Versicherung Gruppe	864	40
Voestalpine A.G.	2,739	105

		722

Belgium - 0.9%
Ageas	50,978	102
Anheuser-Busch InBev N.V.	19,139	1,057
Bekaert S.A.†	914	52

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Belgium - 0.9% continued
Belgacom S.A.	3,489	$114
Colruyt S.A.	1,736	91
Delhaize Group S.A.	2,336	156
Dexia S.A.†*	13,136	31
Groupe Bruxelles Lambert S.A.	1,868	151
KBC Groep N.V.	3,937	111
Mobistar S.A.	668	44
Solvay S.A., Class A	1,447	177
UCB S.A.	2,312	103
Umicore S.A.	2,784	134

		2,323

Denmark - 1.0%
A.P. Moller - Maersk A/S, Class A	13	87
A.P. Moller - Maersk A/S, Class B	31	215
Carlsberg A/S, Class B	2,536	190
Coloplast A/S, Class B	533	80
Danske Bank A/S*	15,457	229
DSV A/S	4,809	101
Novo Nordisk A/S, Class B	10,093	1,076
Novozymes A/S, Class B	1,123	164
Pandora A/S	1,424	13
TDC A/S	8,811	77
Tryg A/S	640	36
Vestas Wind Systems A/S*	4,966	104
William Demant Holding A/S†*	557	46

		2,418

Finland - 0.9%
Elisa OYJ	3,263	69
Fortum OYJ	10,499	282
Kesko OYJ, Class B	1,616	62
Kone OYJ, Class B	3,780	223
Metso OYJ	3,134	119
Neste Oil OYJ	2,830	31
Nokia OYJ	89,292	575
Nokian Renkaat OYJ	2,671	99
Orion OYJ, Class B†	2,276	51
Outokumpu OYJ†	3,151	32
Pohjola Bank PLC, Class A	3,372	39
Rautaruukki OYJ	2,011	31
Sampo OYJ, Class A	10,058	288
Sanoma OYJ†	2,006	30
Stora Enso OYJ, Class R	13,360	98
UPM-Kymmene OYJ	12,434	163
Wartsila OYJ	3,758	104

		2,296

France - 9.4%
Accor S.A.†	3,608	129
Aeroports de Paris	813	68
Air France-KLM*	3,417	34
Air Liquide S.A.	6,758	877
Alcatel-Lucent†*	55,063	202
Alstom S.A.	4,914	228
ArcelorMittal	20,149	443
Arkema S.A.	1,344	104
Atos	1,162	58
AXA S.A.	41,060	659
BNP Paribas S.A.	22,755	1,169
Bouygues S.A.	5,793	222
Bureau Veritas S.A.	1,262	103
Cap Gemini S.A.	3,601	146
Carrefour S.A.†	13,851	369
Casino Guichard Perrachon S.A.	1,243	103
Christian Dior S.A.	1,255	182
Cie de Saint-Gobain	9,472	475
Cie Generale de Geophysique-Veritas*	3,508	89
Cie Generale des Establissements Michelin, Class B	4,186	306
Cie Generale d’Optique Essilor International S.A.	4,833	370
CNP Assurances	3,480	61
Credit Agricole S.A.	22,667	222
Danone	13,931	951
Dassault Systemes S.A.†	1,458	118
Edenred	3,629	100
EDF S.A.	5,694	174
Eiffage S.A.†	959	47
Eramet†	130	28
Eurazeo	716	41
European Aeronautic Defence and Space Co. N.V.†	9,690	307
Eutelsat Communications S.A.	2,254	100
Fonciere Des Regions	641	53
France Telecom S.A.†	44,262	848
GDF Suez	29,459	929
Gecina S.A.	514	57
Groupe Eurotunnel S.A. (Registered)	12,851	119
ICADE	567	57

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
France - 9.4% continued
Iliad S.A.†	464	$56
Imerys S.A.	775	51
JCDecaux S.A.†*	1,567	39
Klepierre	2,422	84
Lafarge S.A.	4,794	199
Lagardere S.C.A.†	2,927	100
Legrand S.A.	4,585	182
L’Oreal S.A.	5,744	625
LVMH Moet Hennessy Louis Vuitton S.A.	6,026	1,021
Metropole Television S.A.	1,344	29
Natixis	20,400	82
Neopost S.A.†	782	56
Pernod-Ricard S.A.	4,758	427
Peugeot S.A.†	3,726	114
PPR	1,836	306
Publicis Groupe S.A.†	2,851	134
Renault S.A.	4,571	186
Safran S.A.	4,054	157
Sanofi	26,461	1,925
Schneider Electric S.A.†	5,832	780
SCOR S.E.	3,866	91
SES S.A.†	6,935	189
Societe BIC S.A.	688	67
Societe Generale S.A.	15,062	503
Societe Television Francaise 1	2,580	41
Sodexo	2,182	162
STMicroelectronics N.V.	15,460	103
Suez Environnement Co.	6,263	105
Technip S.A.	2,359	230
Thales S.A.	2,347	87
Total S.A.	50,376	2,459
Unibail-Rodamco S.E.	2,201	476
Vallourec S.A.†	2,670	239
Veolia Environnement S.A.†	8,407	139
Vinci S.A.	10,652	555
Vivendi S.A.	29,583	721
Wendel S.A.†	772	66

		23,334

Germany - 7.3%
Adidas A.G.	5,027	349
Allianz S.E. (Registered)	10,775	1,111
Axel Springer A.G.†	947	40
BASF S.E.	21,781	1,550
Bayer A.G. (Registered)	19,626	1,264
Bayerische Motoren Werke A.G.	7,891	638
Beiersdorf A.G.	2,456	144
Brenntag A.G.	773	79
Celesio A.G.†	2,072	35
Commerzbank A.G.*	84,726	252
Continental A.G.*	1,937	143
Daimler A.G. (Registered)	21,574	1,164
Deutsche Bank A.G. (Registered)	22,165	901
Deutsche Boerse A.G.†*	4,637	268
Deutsche Lufthansa A.G. (Registered)	5,425	92
Deutsche Post A.G. (Registered)	20,407	311
Deutsche Telekom A.G. (Registered)	67,013	850
E.ON A.G.	42,968	938
Fraport A.G. Frankfurt Airport Services Worldwide	935	65
Fresenius Medical Care A.G. & Co. KGaA	5,012	340
Fresenius S.E. & Co. KGaA	2,712	280
GEA Group A.G.	4,289	125
Hannover Rueckversicherung A.G. (Registered)	1,427	67
HeidelbergCement A.G.	3,422	147
HeidelbergCement A.G. (VVPR) (1)*	83	—
Henkel A.G. & Co. KGaA	3,181	154
Hochtief A.G.	986	70
Infineon Technologies A.G.	25,777	219
K+S A.G.	4,106	287
Kabel Deutschland Holding A.G.*	2,157	121
Lanxess A.G.	2,024	126
Linde A.G.	3,972	607
MAN S.E.	1,493	135
MAN S.E. (New)†	1,400	183
Merck KGaA	1,571	138
Metro A.G.	3,186	140
Muenchener Rueckversicherungs A.G. (Registered)	4,511	590
QIAGEN N.V.*	5,327	82
RWE A.G.	10,070	379
Salzgitter A.G.	969	60
SAP A.G.	21,909	1,195
Siemens A.G. (Registered)	19,571	2,014
Suedzucker A.G.†	1,635	57
ThyssenKrupp A.G.	9,163	309
TUI A.G.*	3,617	25
United Internet A.G. (Registered)	2,775	50
Volkswagen A.G.	683	104

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Germany - 7.3% continued
Wacker Chemie A.G.†	365	$53

		18,251

Greece - 0.2%
Alpha Bank A.E.*	12,297	40
Bank of Cyprus PLC	20,688	36
Coca Cola Hellenic Bottling Co. S.A.*	4,226	87
EFG Eurobank Ergasias S.A.*	8,032	18
Hellenic Telecommunications Organization S.A.	5,975	37
National Bank of Greece S.A.*	23,067	102
OPAP S.A.	5,222	64
Public Power Corp. S.A.	2,905	25

		409

Hong Kong - 2.9%
AIA Group Ltd.	202,078	713
ASM Pacific Technology Ltd.†	4,900	51
Bank of East Asia Ltd.†	37,953	150
BOC Hong Kong Holdings Ltd.	87,108	240
Cathay Pacific Airways Ltd.	28,506	58
Cheung Kong Holdings Ltd.	32,729	462
Cheung Kong Infrastructure Holdings Ltd.	10,353	63
CLP Holdings Ltd.	46,021	427
Esprit Holdings Ltd.†	28,672	81
Foxconn International Holdings Ltd.†*	57,127	29
Galaxy Entertainment Group Ltd.†*	28,536	72
Hang Lung Group Ltd.†	20,462	120
Hang Lung Properties Ltd.	58,501	218
Hang Seng Bank Ltd.†	17,779	263
Henderson Land Development Co. Ltd.†	22,746	133
Hong Kong & China Gas Co. Ltd.	114,073	269
Hong Kong Exchanges and Clearing Ltd.†	24,503	461
Hopewell Holdings Ltd.	12,000	38
Hutchison Whampoa Ltd.	50,698	489
Hysan Development Co. Ltd.	14,732	60
Kerry Properties Ltd.	16,504	72
Li & Fung Ltd.†	133,618	242
Lifestyle International Holdings Ltd.	14,453	45
Link REIT (The)†	51,948	181
MTR Corp.	33,129	111
New World Development Ltd.	52,327	67
Noble Group Ltd.†	93,326	126
NWS Holdings Ltd.	33,260	47
Orient Overseas International Ltd.	5,000	25
PCCW Ltd.	97,374	42
Power Assets Holdings Ltd.	32,933	256
Sands China Ltd.*	58,613	183
Shangri-La Asia Ltd.	33,574	77
Sino Land Co. Ltd.	61,179	94
SJM Holdings Ltd.	37,889	87
Sun Hung Kai Properties Ltd.	33,136	469
Swire Pacific Ltd., Class A	17,051	227
Wharf Holdings Ltd.	36,466	233
Wheelock & Co. Ltd.	21,021	74
Wing Hang Bank Ltd.	4,308	41
Wynn Macau Ltd.†	37,953	124
Yangzijiang Shipbuilding Holdings Ltd.	47,000	45
Yue Yuen Industrial Holdings Ltd.	18,710	52

		7,317

Ireland - 0.2%
Anglo Irish Bank Corp. Ltd.(1) *	6,354	—
CRH PLC	16,017	285
CRH PLC - (London Exchange)†	1,027	18
Elan Corp. PLC†*	12,015	128
Kerry Group PLC, Class A	3,241	126
Ryanair Holdings PLC	3,150	14

		571

Israel - 0.7%
Bank Hapoalim B.M.	24,714	103
Bank Leumi Le-Israel B.M.	27,233	100
Bezeq The Israeli Telecommunication Corp. Ltd.	40,155	88
Cellcom Israel Ltd.	1,348	30
Delek Group Ltd.	123	22
Elbit Systems Ltd.	493	20
Israel (The) Corp. Ltd.	56	50
Israel Chemicals Ltd.	10,542	151
Israel Discount Bank Ltd., Class A*	19,285	33
Makhteshim-Agan Industries Ltd.*	5,223	29
Mizrahi Tefahot Bank Ltd.	3,241	31
NICE Systems Ltd.*	1,466	46
Partner Communications Co. Ltd.	2,292	25
Teva Pharmaceutical Industries Ltd.	22,362	924

		1,652

Italy - 2.3%
A2A S.p.A.†	27,172	37
Assicurazioni Generali S.p.A.	27,902	500
Atlantia S.p.A.	7,174	115

EQUITY PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Italy - 2.3% continued
Autogrill S.p.A.	2,783	$34
Banca Carige S.p.A.†	15,814	35
Banca Monte dei Paschi di Siena S.p.A.	106,380	64
Banco Popolare Scarl†	40,831	68
Enel Green Power S.p.A.	40,158	92
Enel S.p.A.	156,953	761
ENI S.p.A.	57,199	1,135
Exor S.p.A.	1,535	36
Fiat Industrial S.p.A.*	18,425	175
Fiat S.p.A.†	18,586	113
Finmeccanica S.p.A.	9,258	68
Intesa Sanpaolo S.p.A.	239,657	390
Intesa Sanpaolo S.p.A. (RSP)	22,352	31
Luxottica Group S.p.A.†	2,709	80
Mediaset S.p.A.†	16,556	64
Mediobanca S.p.A.†	11,820	108
Parmalat S.p.A.	8,165	19
Pirelli & C. S.p.A.	5,432	45
Prysmian S.p.A.†	4,670	75
Saipem S.p.A.	6,334	280
Snam Rete Gas S.p.A.	39,126	188
Telecom Italia S.p.A.	222,896	269
Telecom Italia S.p.A. (RSP)	138,022	149
Tenaris S.A.	11,267	185
Terna Rete Elettrica Nazionale S.p.A.	27,314	99
UniCredit S.p.A.	320,599	427
Unione di Banche Italiane S.c.p.A.	18,825	69

		5,711

Japan - 21.1%
ABC-Mart, Inc.	700	27
Advantest Corp.	3,600	47
Aeon Co. Ltd.	13,800	174
Aeon Credit Service Co. Ltd.	1,800	27
Aeon Mall Co. Ltd.	1,800	41
Air Water, Inc.	3,000	37
Aisin Seiki Co. Ltd.	4,600	154
Ajinomoto Co., Inc.	16,000	190
Alfresa Holdings Corp.	1,000	39
All Nippon Airways Co. Ltd.	20,000	66
Amada Co. Ltd.	8,000	56
Aozora Bank Ltd.†	14,000	35
Asahi Glass Co. Ltd.	24,000	235
Asahi Group Holdings Ltd.	8,900	185
Asahi Kasei Corp.	30,000	200
Asics Corp.	3,400	53
Astellas Pharma, Inc.	10,600	401
Bank of Kyoto (The) Ltd.†	7,971	72
Bank of Yokohama (The) Ltd.	28,000	141
Benesse Holdings, Inc.	1,600	68
Bridgestone Corp.	15,400	343
Brother Industries Ltd.	5,500	73
Canon, Inc.	26,900	1,270
Casio Computer Co. Ltd.	5,800	37
Central Japan Railway Co.	35	291
Chiba Bank (The) Ltd.	19,000	124
Chiyoda Corp.	4,000	43
Chubu Electric Power Co., Inc.	16,300	309
Chugai Pharmaceutical Co. Ltd.	5,100	89
Chugoku Bank (The) Ltd.	4,000	53
Chugoku Electric Power (The) Co., Inc.	6,700	112
Citizen Holdings Co. Ltd.	6,500	33
Coca-Cola West Co. Ltd.	1,600	29
Cosmo Oil Co. Ltd.	15,000	40
Credit Saison Co. Ltd.	3,600	69
Dai Nippon Printing Co. Ltd.	13,000	136
Daicel Chemical Industries Ltd.	7,000	43
Daido Steel Co. Ltd.	6,000	37
Daihatsu Motor Co. Ltd.	5,000	84
Dai-ichi Life Insurance (The) Co. Ltd.	213	250
Daiichi Sankyo Co. Ltd.	16,100	322
Daikin Industries Ltd.	5,400	171
Dainippon Sumitomo Pharma Co. Ltd.	4,000	41
Daito Trust Construction Co. Ltd.	1,700	158
Daiwa House Industry Co. Ltd.	11,000	137
Daiwa Securities Group, Inc.	40,000	161
Dena Co. Ltd.†	2,300	119
Denki Kagaku Kogyo Kabushiki Kaisha	11,000	47
Denso Corp.	11,400	365
Dentsu, Inc.	4,100	129
East Japan Railway Co.	8,190	490
Eisai Co. Ltd.†	5,900	251
Electric Power Development Co. Ltd.	2,800	79
Elpida Memory, Inc.†*	6,100	43
FamilyMart Co. Ltd.	1,500	55
FANUC Corp.	4,500	751
Fast Retailing Co. Ltd.	1,300	248
Fuji Electric Co. Ltd.	13,000	38
Fuji Heavy Industries Ltd.	14,000	88

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Japan - 21.1% continued
FUJIFILM Holdings Corp.	11,100	$270
Fujitsu Ltd.	45,000	229
Fukuoka Financial Group, Inc.	18,000	73
Furukawa Electric Co. Ltd.	16,000	56
Gree, Inc.†	2,262	74
GS Yuasa Corp.†	8,000	47
Gunma Bank (The) Ltd.	9,000	47
Hachijuni Bank (The) Ltd.†	9,872	55
Hakuhodo DY Holdings, Inc.	570	32
Hamamatsu Photonics K.K.	1,591	65
Hino Motors Ltd.	6,000	35
Hirose Electric Co. Ltd.	800	75
Hiroshima Bank (The) Ltd.	11,000	49
Hisamitsu Pharmaceutical Co., Inc.	1,500	64
Hitachi Chemical Co. Ltd.	2,400	42
Hitachi Construction Machinery Co. Ltd.†	2,600	49
Hitachi High-Technologies Corp.	1,300	25
Hitachi Ltd.	107,000	580
Hitachi Metals Ltd.	4,000	48
Hokkaido Electric Power Co., Inc.	4,300	70
Hokuhoku Financial Group, Inc.	27,000	55
Hokuriku Electric Power Co.	4,100	74
Honda Motor Co. Ltd.	38,800	1,268
Hoya Corp.	10,500	231
Ibiden Co. Ltd.	2,800	69
Idemitsu Kosan Co. Ltd.	500	52
IHI Corp.	33,000	84
Inpex Corp.	52	353
Isetan Mitsukoshi Holdings Ltd.	8,660	89
Isuzu Motors Ltd.	28,000	125
ITOCHU Corp.	36,200	392
Itochu Techno-Solutions Corp.	700	30
Iyo Bank (The) Ltd.	6,000	59
J. Front Retailing Co. Ltd.†	11,800	53
Japan Petroleum Exploration Co.	600	25
Japan Prime Realty Investment Corp.	17	47
Japan Real Estate Investment Corp.	11	111
Japan Retail Fund Investment Corp.†	38	57
Japan Steel Works (The) Ltd.	8,000	53
Japan Tobacco, Inc.	107	462
JFE Holdings, Inc.	11,100	258
JGC Corp.	5,000	142
Joyo Bank (The) Ltd.	16,000	67
JS Group Corp.	6,100	154
JSR Corp.	4,100	74
JTEKT Corp.	5,500	68
Jupiter Telecommunications Co. Ltd.	37	41
JX Holdings, Inc.	53,427	339
Kajima Corp.	19,000	61
Kamigumi Co. Ltd.	6,000	54
Kaneka Corp.	6,000	36
Kansai Electric Power (The) Co., Inc.	17,900	317
Kansai Paint Co. Ltd.	5,000	46
Kao Corp.	12,700	337
Kawasaki Heavy Industries Ltd.	33,000	100
Kawasaki Kisen Kaisha Ltd.	17,000	44
KDDI Corp.	69	518
Keikyu Corp.†	11,000	94
Keio Corp.	14,000	90
Keisei Electric Railway Co. Ltd.	6,000	39
Keyence Corp.	1,030	277
Kikkoman Corp.	4,000	43
Kinden Corp.	3,000	26
Kintetsu Corp.†	37,000	141
Kirin Holdings Co. Ltd.	20,000	267
Kobe Steel Ltd.	62,000	116
Koito Manufacturing Co. Ltd.	2,000	30
Komatsu Ltd.	22,500	599
Konami Corp.†	2,100	78
Konica Minolta Holdings, Inc.	11,000	76
Kubota Corp.	27,000	223
Kuraray Co. Ltd.	8,400	121
Kurita Water Industries Ltd.	2,600	69
Kyocera Corp.	3,600	332
Kyowa Hakko Kirin Co. Ltd.	6,000	63
Kyushu Electric Power Co., Inc.	9,700	161
Lawson, Inc.	1,400	76
Mabuchi Motor Co. Ltd.	600	27
Makita Corp.	2,600	108
Marubeni Corp.	40,000	254
Marui Group Co. Ltd.	5,500	43
Maruichi Steel Tube Ltd.	1,100	25
Mazda Motor Corp.†*	35,000	75
McDonald’s Holdings Co. Japan Ltd.	1,600	43
Medipal Holdings Corp.	3,500	32
MEIJI Holdings Co. Ltd.	1,651	73
Minebea Co. Ltd.	8,000	34
Miraca Holdings, Inc.	1,236	53

EQUITY PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Japan - 21.1% continued
Mitsubishi Chemical Holdings Corp.	32,500	$229
Mitsubishi Corp.	33,500	807
Mitsubishi Electric Corp.	46,000	461
Mitsubishi Estate Co. Ltd.	30,000	496
Mitsubishi Gas Chemical Co., Inc.	9,000	64
Mitsubishi Heavy Industries Ltd.	72,000	307
Mitsubishi Logistics Corp.	3,000	33
Mitsubishi Materials Corp.	26,000	77
Mitsubishi Motors Corp.*	89,000	114
Mitsubishi Tanabe Pharma Corp.	5,200	88
Mitsubishi UFJ Financial Group, Inc.	302,930	1,371
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,340	54
Mitsui & Co. Ltd.	41,300	710
Mitsui Chemicals, Inc.	20,000	69
Mitsui Engineering & Shipbuilding Co. Ltd.	17,000	32
Mitsui Fudosan Co. Ltd.	20,000	339
Mitsui O.S.K. Lines Ltd.	26,000	110
Mizuho Financial Group, Inc.	564,871	862
MS&AD Insurance Group Holdings	13,493	317
Murata Manufacturing Co. Ltd.	4,800	295
Nabtesco Corp.	2,192	49
Namco Bandai Holdings, Inc.	4,700	65
NEC Corp.*	63,000	129
NGK Insulators Ltd.	6,000	94
NGK Spark Plug Co. Ltd.	4,000	52
NHK Spring Co. Ltd.	4,000	38
Nidec Corp.	2,600	228
Nikon Corp.	8,200	180
Nintendo Co. Ltd.	2,300	406
Nippon Building Fund, Inc.	13	140
Nippon Electric Glass Co. Ltd.	9,000	92
Nippon Express Co. Ltd.	21,000	88
Nippon Meat Packers, Inc.	4,000	50
Nippon Paper Group, Inc.†	2,200	56
Nippon Sheet Glass Co. Ltd.	21,000	54
Nippon Steel Corp.	122,000	368
Nippon Telegraph & Telephone Corp.	11,426	532
Nippon Yusen Kabushiki Kaisha	38,000	115
Nishi-Nippon City Bank (The) Ltd.	16,000	46
Nissan Motor Co. Ltd.	58,500	537
Nisshin Seifun Group, Inc.	4,500	57
Nisshin Steel Co. Ltd.	18,000	35
Nissin Foods Holdings Co. Ltd.	1,400	54
Nitori Holdings Co. Ltd.	850	87
Nitto Denko Corp.	3,900	153
NKSJ Holdings, Inc.	34,482	203
NOK Corp.	2,500	44
Nomura Holdings, Inc.	84,600	359
Nomura Real Estate Holdings, Inc.	2,100	33
Nomura Real Estate Office Fund, Inc.	6	39
Nomura Research Institute Ltd.	2,300	52
NSK Ltd.	10,000	80
NTN Corp.	11,000	55
NTT Data Corp.	29	94
NTT DoCoMo, Inc.	365	664
NTT Urban Development Corp.	30	23
Obayashi Corp.	15,000	74
Odakyu Electric Railway Co. Ltd.	15,000	134
OJI Paper Co. Ltd.	21,000	113
Olympus Corp.	5,100	149
Omron Corp.	4,700	114
Ono Pharmaceutical Co. Ltd.	1,900	110
Oracle Corp. Japan	900	30
Oriental Land Co. Ltd.†	1,200	119
ORIX Corp.	2,500	227
Osaka Gas Co. Ltd.	44,000	178
Otsuka Corp.	400	28
Otsuka Holdings Co. Ltd.*	6,057	157
Panasonic Corp.	52,800	562
Rakuten, Inc.	175	197
Resona Holdings, Inc.	45,800	209
Ricoh Co. Ltd.	16,000	146
Rinnai Corp.	800	62
Rohm Co. Ltd.	2,200	114
Sankyo Co. Ltd.	1,300	67
Santen Pharmaceutical Co. Ltd.	1,800	71
SBI Holdings, Inc.	492	45
Secom Co. Ltd.	4,900	227
Sega Sammy Holdings, Inc.	5,000	116
Seiko Epson Corp.	2,900	40
Sekisui Chemical Co. Ltd.	10,000	86
Sekisui House Ltd.	14,000	126
Seven & I Holdings Co. Ltd.	18,000	478
Seven Bank Ltd.	13	25
Sharp Corp.	24,000	199
Shikoku Electric Power Co., Inc.	4,400	109
Shimadzu Corp.	6,000	47
Shimamura Co. Ltd.	500	50

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Japan - 21.1% continued
Shimano, Inc.	1,800	$92
Shimizu Corp.	14,000	63
Shin-Etsu Chemical Co. Ltd.	9,700	492
Shinsei Bank Ltd.	32,000	38
Shionogi & Co. Ltd.	7,300	118
Shiseido Co. Ltd.	8,300	159
Shizuoka Bank (The) Ltd.	14,000	138
Showa Denko K.K.	34,000	68
Showa Shell Sekiyu K.K.	4,600	37
SMC Corp.	1,300	207
Softbank Corp.	20,500	684
Sojitz Corp.	26,800	50
Sony Corp.	24,000	528
Sony Financial Holdings, Inc.	4,100	65
Square Enix Holdings Co. Ltd.	1,400	34
Stanley Electric Co. Ltd.	3,500	51
Sumco Corp.†*	2,900	35
Sumitomo Chemical Co. Ltd.	38,000	160
Sumitomo Corp.	27,100	354
Sumitomo Electric Industries Ltd.	18,300	245
Sumitomo Heavy Industries Ltd.	13,000	79
Sumitomo Metal Industries Ltd.	81,000	170
Sumitomo Metal Mining Co. Ltd.	13,000	209
Sumitomo Mitsui Financial Group, Inc.	31,923	949
Sumitomo Mitsui Trust Holdings, Inc.	75,270	256
Sumitomo Realty & Development Co. Ltd.	9,000	191
Sumitomo Rubber Industries Ltd.	4,100	52
Suruga Bank Ltd.	4,000	37
Suzuken Co. Ltd.	1,597	39
Suzuki Motor Corp.	7,700	159
Sysmex Corp.	1,700	64
T&D Holdings, Inc.	6,900	143
Taisei Corp.	25,000	67
Taisho Pharmaceutical Co. Ltd.	3,000	70
Taiyo Nippon Sanso Corp.	6,000	45
Takashimaya Co. Ltd.	6,000	43
Takeda Pharmaceutical Co. Ltd.	18,800	911
TDK Corp.	2,800	124
Teijin Ltd.	23,000	88
Terumo Corp.	3,900	206
THK Co. Ltd.	2,900	60
Tobu Railway Co. Ltd.	23,000	105
Toho Co. Ltd.	2,800	48
Toho Gas Co. Ltd.†	9,000	53
Tohoku Electric Power Co., Inc.	10,900	145
Tokio Marine Holdings, Inc.	17,200	470
Tokyo Electric Power (The) Co., Inc.†	34,400	174
Tokyo Electron Ltd.	4,100	198
Tokyo Gas Co. Ltd.	61,000	280
Tokyu Corp.	26,000	126
Tokyu Land Corp.	10,000	41
TonenGeneral Sekiyu K.K.	7,000	81
Toppan Printing Co. Ltd.	13,000	97
Toray Industries, Inc.	35,000	265
Toshiba Corp.	96,000	420
Tosoh Corp.	13,000	50
TOTO Ltd.	7,000	57
Toyo Seikan Kaisha Ltd.	3,800	61
Toyo Suisan Kaisha Ltd.	2,000	53
Toyoda Gosei Co. Ltd.	1,400	25
Toyota Boshoku Corp.	1,600	24
Toyota Industries Corp.	4,400	125
Toyota Motor Corp.	65,500	2,352
Toyota Tsusho Corp.	4,900	82
Trend Micro, Inc.	2,400	76
Tsumura & Co.	1,400	43
Ube Industries Ltd.	23,000	73
Unicharm Corp.†	2,600	123
Ushio, Inc.	2,500	41
USS Co. Ltd.	550	48
West Japan Railway Co.	4,000	166
Yahoo Japan Corp.	353	114
Yakult Honsha Co. Ltd.	2,300	67
Yamada Denki Co. Ltd.	1,990	146
Yamaguchi Financial Group, Inc.	5,000	49
Yamaha Corp.	3,800	43
Yamaha Motor Co. Ltd.*	6,500	98
Yamato Holdings Co. Ltd.	9,700	169
Yamato Kogyo Co. Ltd.	900	23
Yamazaki Baking Co. Ltd.	2,905	43
Yaskawa Electric Corp.	5,000	46
Yokogawa Electric Corp.*	5,100	44

		52,343

Netherlands - 2.4%
Aegon N.V.*	40,779	183
Akzo Nobel N.V.	5,514	280
ASML Holding N.V.	10,286	364
Corio N.V.†	1,353	79

EQUITY PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Netherlands - 2.4% continued
Delta Lloyd N.V.	2,422	$44
Fugro N.V. - CVA	1,570	95
Heineken Holding N.V.	2,843	121
Heineken N.V.	6,140	307
ING Groep N.V. - CVA*	90,620	790
Koninklijke Ahold N.V.	27,171	316
Koninklijke Boskalis Westminster N.V.	1,653	56
Koninklijke DSM N.V.	3,697	185
Koninklijke KPN N.V.	35,839	507
Koninklijke Philips Electronics N.V.	24,184	512
Koninklijke Vopak N.V.†	1,643	82
PostNL N.V.	8,686	51
Randstad Holding N.V.	2,932	101
Reed Elsevier N.V.	15,934	188
SBM Offshore N.V.	3,878	80
TNT Express N.V.	8,351	78
Unilever N.V. - CVA	38,801	1,313
Wolters Kluwer N.V.	6,874	130

		5,862

New Zealand - 0.1%
Auckland International Airport Ltd.	22,781	45
Contact Energy Ltd.*	8,756	40
Fletcher Building Ltd.	16,307	108
Sky City Entertainment Group Ltd.	14,470	42
Telecom Corp. of New Zealand Ltd.	44,601	97

		332

Norway - 0.9%
Aker Solutions ASA	3,860	50
DnB NOR ASA	23,190	279
Gjensidige Forsikring ASA	4,760	56
Norsk Hydro ASA	22,632	138
Orkla ASA	17,716	148
Renewable Energy Corp. ASA†*	12,773	24
Seadrill Ltd.†	7,782	252
Statoil ASA	26,396	636
Telenor ASA	17,956	301
Yara International ASA	4,515	248

		2,132

Portugal - 0.2%
Banco Comercial Portugues S.A. (Registered)*	79,581	29
Banco Espirito Santo S.A. (Registered)†	11,840	40
Cimpor Cimentos de Portugal SGPS S.A.	4,203	32
EDP Renovaveis S.A.*	4,533	27
Energias de Portugal S.A.	46,455	152
Galp Energia SGPS S.A., Class B	5,325	106
Jeronimo Martins SGPS S.A.	5,080	95
Portugal Telecom SGPS S.A. (Registered)	16,316	142

		623

Singapore - 1.7%
Ascendas Real Estate Investment Trust	42,666	75
CapitaLand Ltd.	59,250	129
CapitaMall Trust	46,200	72
CapitaMalls Asia Ltd.	30,940	35
City Developments Ltd.	12,000	100
ComfortDelGro Corp. Ltd.	47,000	54
Cosco Corp. Singapore Ltd.†	25,000	23
DBS Group Holdings Ltd.	40,805	449
Fraser and Neave Ltd.	21,348	105
Genting Singapore PLC†*	147,000	203
Global Logistic Properties Ltd.*	43,701	61
Golden Agri-Resources Ltd.	154,105	85
Hutchison Port Holdings Trust	120,000	83
Jardine Cycle & Carriage Ltd.	2,870	107
Keppel Corp. Ltd.	33,150	256
Keppel Land Ltd.	15,862	41
Neptune Orient Lines Ltd.†	17,897	17
Olam International Ltd.†	31,098	67
Oversea-Chinese Banking Corp. Ltd.	59,878	435
SembCorp Industries Ltd.	23,044	83
SembCorp Marine Ltd.†	19,400	66
Singapore Airlines Ltd.	12,667	116
Singapore Exchange Ltd.†	20,000	116
Singapore Press Holdings Ltd.†	35,295	111
Singapore Technologies Engineering Ltd.	35,000	85
Singapore Telecommunications Ltd.	191,325	494
StarHub Ltd.	13,000	31
United Overseas Bank Ltd.	29,692	457
UOL Group Ltd.	10,039	38
Wilmar International Ltd.†	45,000	198

		4,192

Spain - 3.4%
Abertis Infraestructuras S.A.	9,066	144
Acciona S.A.	608	57
Acerinox S.A.	2,428	35
ACS Actividades de Construccion y Servicios S.A.	3,264	134

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Spain - 3.4% continued
Amadeus IT Holding S.A., Class A	7,149	$143
Banco Bilbao Vizcaya Argentaria S.A.	102,731	934
Banco de Sabadell S.A.†	25,377	100
Banco Popular Espanol S.A.†	23,977	125
Banco Santander S.A.	200,387	1,854
Bankia S.A.U.*	20,786	112
Bankinter S.A.†	4,548	27
CaixaBank	17,528	89
Distribuidora Internacional de Alimentacion S.A.*	13,326	57
Enagas S.A.	4,092	86
Ferrovial S.A.	8,452	106
Fomento de Construcciones y Contratas S.A.†	1,103	29
Gas Natural SDG S.A.	7,892	144
Grifols S.A.*	3,327	68
Iberdrola S.A.	93,814	692
Inditex S.A.	5,237	448
Indra Sistemas S.A.	2,320	42
International Consolidated Airlines Group S.A.*	21,922	62
Mapfre S.A.†	18,193	62
Mediaset Espana Comunicacion S.A.	4,003	29
Red Electrica Corp. S.A.	2,447	120
Repsol YPF S.A.	18,786	541
Telefonica S.A.	97,728	2,042
Zardoya Otis S.A.	3,474	53

		8,335

Sweden - 2.9%
Alfa Laval AB†	7,786	153
Assa Abloy AB, Class B	7,249	168
Atlas Copco AB, Class A	16,142	363
Atlas Copco AB, Class B	9,355	188
Boliden AB	6,268	86
Electrolux AB, Class B†	5,520	92
Getinge AB, Class B	4,915	127
Hennes & Mauritz AB, Class B	24,422	759
Hexagon AB, Class B	5,837	99
Holmen AB, Class B†	1,098	31
Husqvarna AB, Class B	10,108	53
Industrivarden AB, Class C*	2,666	33
Investor AB, Class B	10,863	213
Kinnevik Investment AB, Class B	4,871	104
Millicom International Cellular S.A. SDR	1,762	198
Modern Times Group AB, Class B	1,139	59
Nordea Bank AB	62,972	581
Ratos AB, Class B	4,515	68
Sandvik AB	24,318	325
Scania AB, Class B†	7,308	132
Securitas AB, Class B	7,342	68
Skandinaviska Enskilda Banken AB, Class A	33,667	199
Skanska AB, Class B	9,229	140
SKF AB, Class B†	9,480	223
SSAB AB, Class A†	3,770	38
Svenska Cellulosa AB, Class B	13,354	180
Svenska Handelsbanken AB, Class A	11,791	324
Swedbank AB, Class A	19,179	263
Swedish Match AB	5,014	182
Tele2 AB, Class B	7,266	153
Telefonaktiebolaget LM Ericsson, Class B	71,782	805
TeliaSonera AB	52,063	372
Volvo AB, Class B	32,286	401

		7,180

Switzerland - 8.5%
ABB Ltd. (Registered)*	52,263	1,112
Actelion Ltd. (Registered)*	2,682	115
Adecco S.A. (Registered)*	3,023	141
Aryzta A.G.	1,628	77
Aryzta A.G. - (Turquoise Exchange)	308	14
Baloise Holding A.G. (Registered)	1,112	98
Cie Financiere Richemont S.A., Class A (Bearer)	12,456	723
Credit Suisse Group A.G. (Registered)*	27,257	777
GAM Holding A.G.*	4,867	72
Geberit A.G. (Registered)*	903	189
Givaudan S.A. (Registered)*	194	187
Holcim Ltd. (Registered)*	5,904	372
Julius Baer Group Ltd.*	4,788	196
Kuehne & Nagel International A.G. (Registered)	1,251	174
Lindt & Spruengli A.G. (Participation Certificates)	21	66
Lindt & Spruengli A.G. (Registered)	3	111
Lonza Group A.G. (Registered)*	1,182	78
Nestle S.A. (Registered)	82,316	5,097
Novartis A.G. (Registered)	55,474	3,242
Pargesa Holding S.A. (Bearer)	624	51
Roche Holding A.G. (Genusschein)	16,703	2,924

EQUITY PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Switzerland - 8.5% continued
Schindler Holding A.G. (Participation Certificates)	1,118	$132
Schindler Holding A.G. (Registered)	519	63
SGS S.A. (Registered)	129	239
Sika A.G. (Bearer)	47	106
Sonova Holding A.G. (Registered)*	1,142	97
Straumann Holding A.G. (Registered)	187	36
Sulzer A.G. (Registered)	563	75
Swatch Group (The) A.G. (Bearer)	743	338
Swatch Group (The) A.G. (Registered)	998	80
Swiss Life Holding A.G. (Registered)*	700	96
Swiss Re A.G.*	8,285	433
Swisscom A.G. (Registered)	544	244
Syngenta A.G. (Registered)*	2,260	716
Synthes, Inc.(2)	1,561	278
Transocean Ltd.	7,608	422
UBS A.G. (Registered)*	86,712	1,249
Zurich Financial Services A.G.*	3,479	782

		21,202

United Kingdom - 21.5%
3i Group PLC	22,163	76
Admiral Group PLC	4,935	109
Aggreko PLC	6,117	192
AMEC PLC	8,150	121
Anglo American PLC	31,402	1,308
Antofagasta PLC	9,342	204
ARM Holdings PLC	31,874	293
Associated British Foods PLC	8,158	142
AstraZeneca PLC	32,830	1,555
Autonomy Corp. PLC*	5,359	219
Aviva PLC	68,777	379
Babcock International Group PLC	8,230	84
BAE Systems PLC	82,218	367
Balfour Beatty PLC	15,982	65
Barclays PLC	274,994	758
BG Group PLC	80,358	1,737
BHP Billiton PLC	50,743	1,727
BP PLC	447,908	2,933
British American Tobacco PLC	47,255	2,104
British Land Co. PLC	19,625	172
British Sky Broadcasting Group PLC	27,503	295
BT Group PLC	185,867	518
Bunzl PLC	7,532	98
Burberry Group PLC	10,435	233
Cairn Energy PLC*	33,382	181
Capita Group (The) PLC	14,242	164
Capital Shopping Centres Group PLC	12,879	69
Carnival PLC	4,154	135
Centrica PLC	123,532	600
Cobham PLC	26,432	82
Compass Group PLC	45,502	407
Diageo PLC	59,661	1,201
Essar Energy PLC*	7,026	29
Eurasian Natural Resources Corp. PLC	6,038	67
Experian PLC	23,297	266
Fresnillo PLC	4,346	148
G4S PLC	32,736	139
GKN PLC	37,236	122
GlaxoSmithKline PLC	122,554	2,614
Glencore International PLC†*	20,183	138
Hammerson PLC	16,150	107
HSBC Holdings PLC	423,460	3,687
ICAP PLC	12,859	99
Imperial Tobacco Group PLC	24,320	805
Inmarsat PLC	11,018	84
Intercontinental Hotels Group PLC	7,184	122
International Power PLC	35,234	194
Intertek Group PLC	3,658	120
Invensys PLC	18,549	83
Investec PLC	11,057	78
ITV PLC*	91,170	91
J. Sainsbury PLC	27,847	136
Johnson Matthey PLC	4,893	135
Kazakhmys PLC	4,900	87
Kingfisher PLC	54,670	209
Land Securities Group PLC	18,017	215
Legal & General Group PLC	139,626	238
Lloyds Banking Group PLC*	978,470	533
London Stock Exchange Group PLC	3,482	52
Lonmin PLC	3,717	79
Man Group PLC	45,144	164
Marks & Spencer Group PLC	36,525	191
National Grid PLC	83,816	847
Next PLC	4,123	158
Old Mutual PLC	130,118	253
Pearson PLC	19,574	353
Petrofac Ltd.	6,310	140
Prudential PLC	60,374	607

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
United Kingdom - 21.5% continued
Randgold Resources Ltd.	2,110	$222
Reckitt Benckiser Group PLC	14,780	784
Reed Elsevier PLC	28,140	230
Resolution Ltd.	35,284	153
Rexam PLC	20,176	116
Rio Tinto PLC	33,761	2,066
Rolls-Royce Holdings PLC*	44,911	466
Royal Bank of Scotland Group PLC*	416,531	163
Royal Dutch Shell PLC, Class A	85,274	2,858
Royal Dutch Shell PLC, Class B	63,896	2,155
RSA Insurance Group PLC	80,581	150
SABMiller PLC	22,703	822
Sage Group (The) PLC	30,009	123
Schroders PLC	2,647	64
Scottish & Southern Energy PLC	22,168	468
Segro PLC	17,016	71
Serco Group PLC	11,298	94
Severn Trent PLC	5,458	130
Shire PLC	13,425	433
Smith & Nephew PLC	21,368	217
Smiths Group PLC	8,981	145
Standard Chartered PLC	56,453	1,283
Standard Life PLC	56,072	185
Subsea 7 S.A.†*	6,633	154
Tesco PLC	191,819	1,177
TUI Travel PLC	11,340	28
Tullow Oil PLC	21,071	368
Unilever PLC	30,605	1,028
United Utilities Group PLC	15,756	153
Vedanta Resources PLC	2,737	62
Vodafone Group PLC	1,218,749	3,191
Weir Group (The) PLC	5,070	159
Whitbread PLC	3,960	97
WM Morrison Supermarkets PLC	52,129	245
Wolseley PLC	6,827	177
WPP PLC	30,504	319
Xstrata PLC	49,144	860

		53,334

Total Common Stocks (3) (Cost $248,287)		242,393

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke A.G.	1,231	66
Henkel A.G. & Co. KGaA	4,229	249
Porsche Automobil Holding S.E.	3,624	245
ProSiebenSat.1 Media A.G.	1,818	36
RWE A.G. (Non Voting)	943	32
Volkswagen A.G.	3,400	565

		1,193

Total Preferred Stocks (3) (Cost $1,074)		1,193

RIGHTS - 0.0%
France - 0.0%
Eurazeo†*	15	—

Total Rights (3) (Cost $ — )		—

INVESTMENT COMPANIES - 6.7%
Northern Institutional Funds - Diversified Assets Portfolio (4) (5)	1,390,776	1,391
Northern Institutional Funds - Liquid Assets Portfolio (4) (6) (7)	15,269,721	15,270
Total Investment Companies (Cost $16,661)		16,661

Total Investments - 104.8% (Cost $266,022)		260,247

Liabilities less Other Assets - (4.8)%		(12,017)

NETASSETS - 100.0%		$248,230

(1)	Security has been deemed worthless by the Northern Trust Investments Valuation Committee.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	Investment in affiliated Portfolio.
(5)	At November 30, 2010, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,394,000 with net sales of approximately $3,000 during the nine months ended August 31, 2011.
(6)	Investment relates to cash collateral received from portfolio securities loaned.

EQUITY PORTFOLIOS    12    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

(7)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $6,545,000 with net purchases of approximately $8,725,000 during the nine months ended August 31, 2011.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2011, the components of investments for the federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$283,013

Gross tax appreciation of investments	$13,296
Gross tax depreciation of investments	(36,062)

Net tax depreciation of investments	$(22,766)

At August 31, 2011, the International Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Euro Stoxx 50 (Euro)	51	$1,682	Long	9/11	$28
FTSE 100 Index (British Pound)	16	1,399	Long	9/11	30
Hang Seng Index (Hong Kong Dollar)	2	263	Long	9/11	11
NIKKEI (Japanese Yen)	19	1,120	Long	9/11	(7)
SPI 200 (Australian Dollar)	4	458	Long	9/11	10

Total					$72

At August 31, 2011, the industry sectors for the International Equity Index Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.1%
Consumer Staples	11.0
Energy	8.1
Financials	22.5
Health Care	9.3
Industrials	12.6
Information Technology	4.8
Materials	11.0
Telecommunication Services	6.0
Utilities	4.6

Total	100.0%

At August 31, 2011, the International Equity Index Portfolio’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	28.6%
British Pound	21.8
Japanese Yen	21.5
Australian Dollar	9.0
Swiss Franc	8.7
All other currencies less than 5%	10.4

Total	100.0%

At August 31, 2011, the International Equity Index Portfolio had outstanding spot and forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
United States Dollar	320	Australian Dollar	299	9/2/11	$—
United States Dollar	830	British Pound	511	9/2/11	—
United States Dollar	35	Danish Krone	182	9/2/11	—
United States Dollar	1,150	Euro	801	9/2/11	—
United States Dollar	100	Hong Kong Dollar	779	9/2/11	—
United States Dollar	925	Japanese Yen	70,827	9/2/11	—
United States Dollar	120	Swedish Krona	761	9/2/11	—
United States Dollar	400	Swiss Franc	322	9/2/11	—
Australian Dollar	185	United States Dollar	194	9/21/11	(3)

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    13    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
British Pound	109	United States Dollar	180	9/21/11	$2
British Pound	482	United States Dollar	790	9/21/11	7
Euro	104	United States Dollar	150	9/21/11	—
Euro	801	United States Dollar	1,160	9/21/11	10
Hong Kong Dollar	584	United States Dollar	75	9/21/11	—
Japanese Yen	70,602	United States Dollar	905	9/21/11	(17)
Japanese Yen	25,557	United States Dollar	320	9/21/11	(14)
Swiss Franc	321	United States Dollar	383	9/21/11	(15)
Swiss Franc	321	United States Dollar	400	9/21/11	1
United States Dollar	185	Australian Dollar	174	9/21/11	1
United States Dollar	75	Australian Dollar	72	9/21/11	2
United States Dollar	510	British Pound	312	9/21/11	(4)
United States Dollar	175	British Pound	106	9/21/11	(2)
United States Dollar	117	British Pound	73	9/21/11	2
United States Dollar	335	British Pound	208	9/21/11	2
United States Dollar	155	British Pound	97	9/21/11	2
United States Dollar	783	Euro	539	9/21/11	(10)
United States Dollar	250	Euro	174	9/21/11	(1)
United States Dollar	200	Euro	139	9/21/11	—
United States Dollar	275	Euro	192	9/21/11	1
United States Dollar	290	Euro	202	9/21/11	1
United States Dollar	270	Euro	191	9/21/11	5
United States Dollar	127	Hong Kong Dollar	988	9/21/11	—
United States Dollar	170	Japanese Yen	13,044	9/21/11	—
United States Dollar	100	Japanese Yen	8,021	9/21/11	5
United States Dollar	300	Japanese Yen	23,733	9/21/11	10
United States Dollar	183	Japanese Yen	14,856	9/21/11	11
United States Dollar	230	Japanese Yen	18,651	9/21/11	14
United States Dollar	800	Japanese Yen	64,870	9/21/11	47
United States Dollar	75	Swiss Franc	59	9/21/11	(1)
United States Dollar	180	Swiss Franc	147	9/21/11	2
United States Dollar	430	Swiss Franc	362	9/21/11	19

Total					$77

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices). The Portfolio adjusted the price of certain foreign equity securities held in its portfolio on August 31, 2011 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in the pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Index Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2011:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$—	$23,770	$—	$23,770
Consumer Staples	—	26,467	—	26,467
Energy	—	19,771	—	19,771
Financials	—	54,852	—	54,852
Health Care	—	22,675	—	22,675
Industrials	—	30,647	—	30,647
Information Technology	—	11,713	—	11,713
Materials	—	26,672	—	26,672
Telecommunication Services	—	14,611	—	14,611
Utilities	—	11,215	—	11,215
Preferred Stocks
Consumer Discretionary	—	912	—	912
Consumer Staples	—	249	—	249
Utilities	—	32	—	32
Investment Companies	16,661	—	—	16,661

Total Investments	$16,661	$243,586	$—	$260,247

EQUITY PORTFOLIOS    14    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$79	$—	$—	$79
Forward Foreign Currency Exchange Contracts	—	144	—	144
Liabilities
Futures Contracts	(7)	—	—	(7)
Forward Foreign Currency Exchange Contracts	—	(67)	—	(67)
Total Other Financial Instruments	$72	$77	$—	$149

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At August 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS	BALANCE AS OF 11/30/10 (000S)	NET REALIZED GAIN (LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 8/31/11 (000S)
Common Stocks
Industrials	$57	$9	$(7)	$(59)	$—	$—

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    15    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO	AUGUST 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%
Advertising - 0.1%
APAC Customer Services, Inc.†*	2,088	$18
Harte-Hanks, Inc.†	2,875	23
Marchex, Inc., Class B†	1,339	14
MDC Partners, Inc., Class A†	1,654	26
ValueVision Media, Inc., Class A†*	2,443	9

		90

Aerospace/Defense - 1.5%
AAR Corp.	2,528	60
Aerovironment, Inc.†*	1,097	31
Astronics Corp.†*	654	20
Astronics Corp., Class B*	57	1
Cubic Corp.	1,001	42
Curtiss-Wright Corp.	2,948	91
Ducommun, Inc.†	631	12
Esterline Technologies Corp.†*	1,938	146
GenCorp, Inc.†*	3,945	18
HEICO Corp.†	2,650	144
Kaman Corp.	1,673	57
Kratos Defense & Security Solutions, Inc.†*	2,040	19
LMI Aerospace, Inc.*	642	13
Moog, Inc., Class A*	2,882	115
National Presto Industries, Inc.†	306	30
Orbital Sciences Corp.*	3,719	58
Teledyne Technologies, Inc.*	2,335	127
Triumph Group, Inc.†	2,391	125

		1,109

Agriculture - 0.3%
Alico, Inc.†	217	5
Alliance One International, Inc.†*	5,849	19
Andersons (The), Inc.	1,178	47
Cadiz, Inc.†*	674	7
Griffin Land & Nurseries, Inc.†	144	4
Limoneira Co.†	483	8
MGP Ingredients, Inc.†	683	4
Star Scientific, Inc.†*	6,670	16
Tejon Ranch Co.†*	925	25
Universal Corp.†	1,468	60
Vector Group Ltd.†	2,894	54

		249

Airlines - 0.5%
Alaska Air Group, Inc.*	2,284	132
Allegiant Travel Co.†*	947	44
Hawaiian Holdings, Inc.†*	3,042	13
JetBlue Airways Corp.†*	15,674	68
Republic Airways Holdings, Inc.†*	3,400	11
Skywest, Inc.†	3,373	43
Spirit Airlines, Inc.†*	915	11
US Airways Group, Inc.†*	10,295	58

		380

Apparel - 1.6%
Carter’s, Inc.†*	3,125	97
Cherokee, Inc.†	543	8
Columbia Sportswear Co.†	773	41
CROCS, Inc.*	5,445	149
Delta Apparel, Inc.†*	445	7
G-III Apparel Group Ltd.†*	1,066	30
Iconix Brand Group, Inc.*	4,635	91
Jones Group (The), Inc.†	5,542	65
K-Swiss, Inc., Class A†*	1,537	8
Maidenform Brands, Inc.†*	1,499	38
Oxford Industries, Inc.†	826	30
Perry Ellis International, Inc.†*	805	19
Quiksilver, Inc.†*	8,302	35
R.G. Barry Corp.†	623	6
Skechers U.S.A., Inc., Class A†*	2,384	38
Steven Madden Ltd.*	2,406	87
Timberland (The) Co., Class A*	2,531	109
True Religion Apparel, Inc.*	1,643	50
Unifi, Inc.†*	810	9
Warnaco Group (The), Inc.*	2,801	149
Weyco Group, Inc.†	491	11
Wolverine World Wide, Inc.	3,157	115

		1,192

Auto Manufacturers - 0.1%
Force Protection, Inc.†*	4,748	19
Wabash National Corp.†*	4,530	26

		45

Auto Parts & Equipment - 1.0%
Accuride Corp.†*	2,671	23
American Axle & Manufacturing Holdings, Inc.†*	4,236	40
Amerigon, Inc.†*	1,379	18
Commercial Vehicle Group, Inc.†*	1,726	12
Cooper Tire & Rubber Co.†	3,927	48
Dana Holding Corp.*	9,296	119

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Auto Parts & Equipment - 1.0% continued
Dorman Products, Inc.†*	702	$23
Douglas Dynamics, Inc.†	1,264	18
Exide Technologies†*	5,034	28
Fuel Systems Solutions, Inc.†*	1,108	23
Meritor, Inc.†*	5,995	51
Miller Industries, Inc.†	727	14
Modine Manufacturing Co.†*	3,025	35
Motorcar Parts of America, Inc.*	685	7
Spartan Motors, Inc.†	1,996	9
Standard Motor Products, Inc.†	1,352	18
Superior Industries International, Inc.†	1,555	27
Tenneco, Inc.†*	3,847	126
Titan International, Inc.†	2,674	57
Tower International, Inc.†*	355	5

		701

Banks - 5.5%
1st Source Corp.†	1,009	23
1st United Bancorp, Inc.*	1,725	9
Alliance Financial Corp.†	290	9
Ameris Bancorp†*	1,612	15
Ames National Corp.†	496	8
Arrow Financial Corp.†	635	15
Bancfirst Corp.†	405	14
Banco Latinoamericano de Comercio Exterior S.A., Class E†	1,715	29
Bancorp (The), Inc.†*	1,782	14
Bancorp Rhode Island, Inc.†	252	11
BancorpSouth, Inc.†	5,293	60
Bank of Kentucky Financial Corp.†	368	8
Bank of Marin Bancorp†	312	11
Bank of the Ozarks, Inc.†	1,785	41
Banner Corp.	1,128	17
Boston Private Financial Holdings, Inc.†	5,013	31
Bridge Bancorp, Inc.†	459	9
Bridge Capital Holdings†*	581	6
Bryn Mawr Bank Corp.†	681	13
Camden National Corp.†	495	14
Capital Bank Corp.†*	902	3
Capital City Bank Group, Inc.†	691	7
Cardinal Financial Corp.†	1,947	19
Cascade Bancorp*	376	4
Cass Information Systems, Inc.†	567	21
Cathay General Bancorp†	4,978	64
Center Bancorp, Inc.†	752	7
Center Financial Corp.†*	2,254	12
Centerstate Banks, Inc.	1,884	11
Central Pacific Financial Corp.*	1,013	12
Century Bancorp, Inc., Class A†	201	5
Chemical Financial Corp.†	1,778	31
Citizens & Northern Corp.†	840	14
City Holding Co.†	992	30
CNB Financial Corp.†	737	10
CoBiz Financial, Inc.†	1,927	11
Columbia Banking System, Inc.†	2,516	41
Community Bank System, Inc.†	2,339	59
Community Trust Bancorp, Inc.†	923	23
CVB Financial Corp.†	5,676	49
Eagle Bancorp, Inc.†*	1,165	14
Encore Bancshares, Inc.†*	479	5
Enterprise Bancorp, Inc.†	373	5
Enterprise Financial Services Corp.†	994	15
Financial Institutions, Inc.	873	14
First Bancorp†	1,076	10
First Bancorp, Inc.†	500	7
First Busey Corp.	4,801	23
First Commonwealth Financial Corp.†	6,842	31
First Community Bancshares, Inc.†	1,114	13
First Financial Bancorp†	3,691	59
First Financial Bankshares, Inc.†	2,002	59
First Financial Corp.†	738	23
First Interstate Bancsystem, Inc.†	960	12
First Merchants Corp.†	1,544	12
First Midwest Bancorp, Inc.†	4,744	42
First of Long Island (The) Corp.†	492	12
FirstMerit Corp.	6,919	86
FNB Corp.†	8,035	72
Franklin Financial Corp.†*	833	10
German American Bancorp, Inc.†	782	12
Glacier Bancorp, Inc.†	4,562	53
Great Southern Bancorp, Inc.†	706	12
Hampton Roads Bankshares, Inc.†*	585	5
Hancock Holding Co.†	4,848	151
Hanmi Financial Corp.†*	9,450	9
Heartland Financial USA, Inc.†	851	13
Heritage Commerce Corp.*	1,226	5
Heritage Financial Corp.†	929	11
Home Bancshares, Inc.†	1,455	34
Hudson Valley Holding Corp.†	955	19

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Banks - 5.5% continued
IBERIABANK Corp.†	1,878	$90
Independent Bank Corp.†	1,390	33
International Bancshares Corp.†	3,345	52
Lakeland Bancorp, Inc.†	1,516	13
Lakeland Financial Corp.†	1,080	24
MainSource Financial Group, Inc.†	1,388	12
MB Financial, Inc.	3,450	56
Merchants Bancshares, Inc.†	338	9
Metro Bancorp, Inc.†*	969	10
Midsouth Bancorp, Inc.†	480	6
Nara Bancorp, Inc.†*	2,308	16
National Bankshares, Inc.†	414	11
National Penn Bancshares, Inc.†	7,828	57
NBT Bancorp, Inc.†	2,189	44
Old National Bancorp†	6,009	59
OmniAmerican Bancorp, Inc.†*	696	10
Oriental Financial Group, Inc.†	2,930	32
Orrstown Financial Services, Inc.†	386	6
Pacific Capital Bancorp†*	236	6
Pacific Continental Corp.†	1,067	9
PacWest Bancorp	1,949	31
Park National Corp.†	817	45
Park Sterling Corp.†*	1,799	7
Penns Woods Bancorp, Inc.†	216	8
Peoples Bancorp, Inc.†	609	6
Pinnacle Financial Partners, Inc.†*	2,218	28
PrivateBancorp, Inc.†	3,850	34
Prosperity Bancshares, Inc.†	2,981	113
Renasant Corp.†	1,647	23
Republic Bancorp, Inc., Class A†	692	12
S&T Bancorp, Inc.†	1,814	34
S.Y. Bancorp, Inc.†	772	15
Sandy Spring Bancorp, Inc.†	1,580	26
SCBT Financial Corp.†	865	24
Seacoast Banking Corp. of Florida†*	4,336	7
Sierra Bancorp†	836	9
Signature Bank*	2,930	163
Simmons First National Corp., Class A†	1,075	25
Southside Bancshares, Inc.†	1,094	22
Southwest Bancorp, Inc.†*	1,259	6
State Bancorp, Inc.	923	11
State Bank Financial Corp.†*	2,053	29
StellarOne Corp.†	1,432	17
Sterling Bancorp	1,951	17
Sterling Financial Corp.†*	1,753	25
Suffolk Bancorp	535	4
Sun Bancorp, Inc.†*	2,208	6
Susquehanna Bancshares, Inc.†	8,201	55
SVB Financial Group†*	2,732	126
Taylor Capital Group, Inc.†*	758	5
Texas Capital Bancshares, Inc.†*	2,370	61
Tompkins Financial Corp.†	508	20
Tower Bancorp, Inc.†	710	17
TowneBank†	1,507	18
Trico Bancshares†	954	13
TrustCo Bank Corp. NY†	5,825	27
Trustmark Corp.†	4,053	87
UMB Financial Corp.†	2,032	79
Umpqua Holdings Corp.†	7,251	71
Union First Market Bankshares Corp.†	1,263	14
United Bankshares, Inc.†	3,192	72
United Community Banks, Inc.†*	2,644	27
Univest Corp. of Pennsylvania†	1,138	16
Virginia Commerce Bancorp, Inc.†*	1,528	9
Walker & Dunlop, Inc.†*	680	8
Washington Banking Co.†	944	10
Washington Trust Bancorp, Inc.†	879	19
Webster Financial Corp.†	4,571	83
WesBanco, Inc.†	1,510	29
West Bancorporation, Inc.†	1,113	10
West Coast Bancorp†*	1,204	18
Westamerica Bancorporation†	1,831	78
Western Alliance Bancorp†*	4,534	28
Wilshire Bancorp, Inc.†*	3,548	11
Wintrust Financial Corp.†	2,220	70

		4,021

Beverages - 0.2%
Boston Beer Co., Inc., Class A†*	521	42
Central European Distribution Corp.†*	4,727	33
Coca-Cola Bottling Co. Consolidated†	283	16
Craft Brewers Alliance, Inc.†*	693	4
Farmer Bros. Co.†	400	2
National Beverage Corp.†	743	12
Peet’s Coffee & Tea, Inc.†*	812	48
Primo Water Corp.†*	924	7

		164

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO Continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Biotechnology - 2.1%
Acorda Therapeutics, Inc.*	2,518	$66
Aegerion Pharmaceuticals, Inc.†*	598	9
Affymax, Inc.†*	2,168	10
Alnylam Pharmaceuticals, Inc.†*	2,467	17
AMAG Pharmaceuticals, Inc.†*	1,307	18
Arena Pharmaceuticals, Inc.†*	9,118	12
Ariad Pharmaceuticals, Inc.†*	8,424	83
Arqule, Inc.†*	3,325	14
BioCryst Pharmaceuticals, Inc.†*	1,798	6
Biosante Pharmaceuticals, Inc.†*	6,393	17
Biotime, Inc.†*	1,427	6
Cambrex Corp.†*	1,751	9
Cell Therapeutics, Inc.†*	9,977	12
Celldex Therapeutics, Inc.†*	2,759	9
Chelsea Therapeutics International Ltd.†*	3,333	14
Cleveland Biolabs, Inc.†*	1,529	4
Complete Genomics, Inc.†*	648	6
Cubist Pharmaceuticals, Inc.†*	3,820	132
Curis, Inc.†*	4,789	15
Dynavax Technologies Corp.†*	7,116	17
Emergent Biosolutions, Inc.†*	1,494	27
Enzo Biochem, Inc.†*	2,395	7
Enzon Pharmaceuticals, Inc.†*	2,714	23
Exact Sciences Corp.†*	3,245	25
Exelixis, Inc.†*	8,153	61
Geron Corp.†*	8,447	22
GTx, Inc.†*	1,672	6
Halozyme Therapeutics, Inc.†*	5,248	36
Harvard Bioscience, Inc.†*	1,440	6
Immunogen, Inc.†*	4,789	52
Immunomedics, Inc.†*	4,401	18
Incyte Corp. Ltd.†*	5,645	91
Inhibitex, Inc.†*	3,869	14
Insmed, Inc.†*	1,494	7
InterMune, Inc.†*	3,121	84
Lexicon Pharmaceuticals, Inc.*	10,340	14
Ligand Pharmaceuticals, Inc., Class B†*	1,290	20
Maxygen, Inc.†	1,796	10
Medicines (The) Co.†*	3,434	50
Micromet, Inc.†*	6,016	29
Momenta Pharmaceuticals, Inc.†*	2,938	50
Novavax, Inc.†*	6,290	12
NPS Pharmaceuticals, Inc.†*	5,469	41
Nymox Pharmaceutical Corp.†*	1,250	10
OncoGenex Pharmaceutical, Inc.†*	611	7
Oncothyreon, Inc.†*	2,768	20
Pacific Biosciences of California, Inc.†*	2,332	16
PDL BioPharma, Inc.	8,879	54
Peregrine Pharmaceuticals, Inc.†*	4,012	6
PharmAthene, Inc.†*	2,129	5
RTI Biologics, Inc.*	3,790	13
Sangamo Biosciences, Inc.†*	3,255	18
Seattle Genetics, Inc.†*	6,151	107
Sequenom, Inc.†*	6,434	39
Sunesis Pharmaceuticals, Inc.†*	1,781	3
SuperGen, Inc.†*	3,404	7
Transcept Pharmaceuticals, Inc.†*	260	1
Trius Therapeutics, Inc.†*	397	3
Vical, Inc.†*	4,891	18
ZIOPHARM Oncology, Inc.†*	3,574	20

		1,528

Building Materials - 0.7%
AAON, Inc.†	1,247	22
Apogee Enterprises, Inc.	1,907	18
Broadwind Energy, Inc.†*	6,801	5
Builders FirstSource, Inc.†*	2,631	5
Comfort Systems USA, Inc.	2,480	24
Drew Industries, Inc.†	1,242	25
Eagle Materials, Inc.	2,811	55
Gibraltar Industries, Inc.†*	2,032	18
Interline Brands, Inc.†*	2,155	31
Louisiana-Pacific Corp.*	8,362	56
LSI Industries, Inc.†	1,362	10
NCI Building Systems, Inc.†*	1,244	12
Quanex Building Products Corp.	2,486	32
Simpson Manufacturing Co., Inc.†	2,633	75
Texas Industries, Inc.†	1,439	51
Trex Co., Inc.†*	957	18
Universal Forest Products, Inc.†	1,255	38
USG Corp.†*	4,586	43

		538

Chemicals - 1.8%
A. Schulman, Inc.†	1,974	36
Aceto Corp.†	1,707	9
American Vanguard Corp.†	1,386	16
Arch Chemicals, Inc.	1,454	68
Balchem Corp.†	1,841	76

EQUITY PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Chemicals - 1.8% continued
Chemtura Corp.*	6,126	$81
Codexis, Inc.†*	1,492	10
Ferro Corp.*	5,499	46
Georgia Gulf Corp.†*	2,181	46
H.B. Fuller Co.	3,140	70
Hawkins, Inc.†	575	21
Innophos Holdings, Inc.	1,382	57
Innospec, Inc.*	1,513	41
KMG Chemicals, Inc.†	420	6
Kraton Performance Polymers, Inc.*	2,028	49
Landec Corp.*	1,855	11
Minerals Technologies, Inc.	1,165	68
NewMarket Corp.†	574	96
Olin Corp.	5,062	101
OM Group, Inc.*	1,970	62
Omnova Solutions, Inc.†*	2,828	12
PolyOne Corp.	5,932	75
Quaker Chemical Corp.†	842	28
Sensient Technologies Corp.	3,185	116
Spartech Corp.*	2,270	10
Stepan Co.†	515	39
TPC Group, Inc.*	866	28
Zep, Inc.	1,428	25
Zoltek Cos., Inc.†*	1,667	15

		1,318

Coal - 0.3%
Cloud Peak Energy, Inc.†*	3,890	78
Hallador Energy Co.†	176	1
James River Coal Co.†*	2,174	24
L&L Energy, Inc.†*	1,456	5
Patriot Coal Corp.†*	5,819	86
Westmoreland Coal Co.*	588	6

		200

Commercial Services - 6.3%
ABM Industries, Inc.†	3,369	69
Acacia Research - Acacia Technologies*	2,721	119
Accretive Health, Inc.†*	2,540	68
Advance America Cash Advance Centers, Inc.†	3,584	30
Advisory Board (The) Co.*	1,004	62
Albany Molecular Research, Inc.†*	1,374	5
American Public Education, Inc.†*	1,141	47
American Reprographics Co.*	2,164	8
AMN Healthcare Services, Inc.†*	2,717	15
Arbitron, Inc.	1,722	65
Ascent Capital Group, Inc., Class A†*	919	44
AVEO Pharmaceuticals, Inc.†*	2,003	34
Avis Budget Group, Inc.†*	6,683	88
Barrett Business Services, Inc.	420	6
Bridgepoint Education, Inc.†*	1,152	25
Capella Education Co.†*	1,009	32
Cardtronics, Inc.*	2,746	68
CBIZ, Inc.†*	2,627	18
CDI Corp.	742	8
Cenveo, Inc.†*	3,777	17
Chemed Corp.†	1,355	79
Consolidated Graphics, Inc.*	602	23
Convergys Corp.*	6,666	71
Corinthian Colleges, Inc.†*	4,729	10
Corporate Executive Board (The) Co.	2,192	72
Corvel Corp.†*	375	17
CoStar Group, Inc.*	1,607	82
CRA International, Inc.*	730	17
Cross Country Healthcare, Inc.†*	2,004	10
Deluxe Corp.	3,245	72
DFC Global Corp.†*	2,767	61
Dollar Thrifty Automotive Group, Inc.†*	1,842	122
Electro Rent Corp.†	1,166	17
Essex Rental Corp.†*	1,093	5
Euronet Worldwide, Inc.†*	3,248	53
ExamWorks Group, Inc.†*	1,741	26
ExlService Holdings, Inc.†*	1,048	27
Forrester Research, Inc.	936	32
Franklin Covey Co.†*	797	8
FTI Consulting, Inc.†*	2,672	97
Geo Group (The), Inc.†*	4,129	89
Global Cash Access Holdings, Inc.*	3,958	12
Grand Canyon Education, Inc.†*	1,837	29
Great Lakes Dredge & Dock Corp.†	3,919	19
H&E Equipment Services, Inc.†*	1,728	18
Hackett Group (The), Inc.*	2,234	8
Healthcare Services Group, Inc.†	4,230	66
Heartland Payment Systems, Inc.	2,440	52
Heidrick & Struggles International, Inc.†	1,094	23
Hill International, Inc.†*	1,808	10
Hillenbrand, Inc.	3,988	81
HMS Holdings Corp.*	5,395	142
Hudson Highland Group, Inc.†*	1,939	10

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Commercial Services - 6.3% continued
Huron Consulting Group, Inc.*	1,415	$45
ICF International, Inc.*	1,275	29
Insperity, Inc.	1,460	36
Intersections, Inc.	572	9
K12, Inc.*	1,659	45
Kelly Services, Inc., Class A†	1,749	27
Kenexa Corp.†*	1,705	36
Kforce, Inc.†*	2,088	22
Korn/Ferry International*	2,997	49
Landauer, Inc.†	618	32
Lincoln Educational Services Corp.†	1,368	13
Live Nation Entertainment, Inc.†*	8,966	83
Mac-Gray Corp.†	716	10
MAXIMUS, Inc.	2,203	81
McGrath Rentcorp†	1,554	37
Medifast, Inc.†*	945	15
MoneyGram International, Inc.†*	5,797	15
Monro Muffler Brake, Inc.†	1,944	77
Multi-Color Corp.†	766	20
National American University Holdings, Inc.†	493	4
National Research Corp.	100	3
Navigant Consulting, Inc.*	3,345	32
Odyssey Marine Exploration, Inc.†*	4,772	13
On Assignment, Inc.*	2,483	19
Parexel International Corp.*	3,743	76
Pendrell Corp.†*	9,882	22
PHH Corp.†*	3,565	68
PRGX Global, Inc.*	1,183	7
Providence Service (The) Corp.*	931	10
Quad Graphics, Inc.†	1,622	34
Rent-A-Center, Inc.†	4,041	114
Resources Connection, Inc.	2,988	31
Rollins, Inc.†	4,048	85
RPX Corp.*	575	16
RSC Holdings, Inc.*	4,360	35
ServiceSource International, Inc.†*	595	11
SFN Group, Inc.*	3,219	45
Sotheby’s†	4,296	160
Standard Parking Corp.*	1,081	18
Steiner Leisure Ltd.*	955	38
Stewart Enterprises, Inc., Class A†	5,127	31
Strayer Education, Inc.†	778	74
SuccessFactors, Inc.†*	5,306	124
Swisher Hygiene, Inc.†*	5,553	25
Team Health Holdings, Inc.†*	1,714	32
Team, Inc.†*	1,262	31
TeleTech Holdings, Inc.†*	1,651	29
TMS International Corp., Class A†*	775	6
TNS, Inc.†*	1,666	28
Transcend Services, Inc.†*	556	14
TrueBlue, Inc.*	2,835	40
United Rentals, Inc.†*	3,975	66
Universal Technical Institute, Inc.*	1,324	19
Valassis Communications, Inc.†*	3,124	79
Viad Corp.†	1,320	27
Wright Express Corp.*	2,451	103
Zipcar, Inc.†*	695	15

		4,553

Computers - 1.9%
3D Systems Corp.†*	2,662	48
Agilysys, Inc.†*	1,266	11
CACI International, Inc., Class A†*	1,910	105
CIBER, Inc.†*	3,942	13
Computer Task Group, Inc.†*	913	10
Cray, Inc.*	2,507	14
Digimarc Corp.†*	389	13
Dot Hill Systems Corp.†*	3,492	6
Dynamics Research Corp.*	572	6
Echelon Corp.†*	2,184	18
Electronics for Imaging, Inc.†*	2,958	42
iGate Corp.†	2,065	23
Imation Corp.*	1,884	13
Immersion Corp.†*	1,732	12
Insight Enterprises, Inc.*	2,951	56
Jack Henry & Associates, Inc.†	5,484	160
Keyw Holding (The) Corp.†*	1,121	13
LivePerson, Inc.†*	3,360	40
Magma Design Automation, Inc.*	4,406	22
Manhattan Associates, Inc.*	1,370	49
Maxwell Technologies, Inc.†*	1,811	31
Mentor Graphics Corp.*	6,117	68
Mercury Computer Systems, Inc.*	1,946	27
MTS Systems Corp.	998	36
NCI, Inc., Class A†*	400	7
Ness Technologies, Inc.†*	2,279	17
Netscout Systems, Inc.*	2,414	33
OCZ Technology Group, Inc.†*	3,459	20
Quantum Corp.†*	14,598	29

EQUITY PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Computers - 1.9% continued
Radisys Corp.†*	1,215	$9
RealD, Inc.†*	2,611	37
Rimage Corp.†	672	9
Silicon Graphics International Corp.†*	2,010	32
Spansion, Inc., Class A*	3,171	48
STEC, Inc.†*	2,684	26
Stratasys, Inc.†*	1,355	31
Stream Global Services, Inc.†*	575	2
Super Micro Computer, Inc.†*	1,767	24
SYKES Enterprises, Inc.*	2,668	42
Synaptics, Inc.†*	2,157	53
Syntel, Inc.	975	45
Unisys Corp.†*	2,728	48
Virtusa Corp.†*	942	15
Wave Systems Corp., Class A†*	5,737	13
Xyratex Ltd.†	2,053	18

		1,394

Cosmetics/Personal Care - 0.1%
Elizabeth Arden, Inc.*	1,553	50
Inter Parfums, Inc.†	1,077	18
Revlon, Inc., Class A†*	695	9

		77

Distribution/Wholesale - 1.0%
Beacon Roofing Supply, Inc.†*	2,907	54
Brightpoint, Inc.*	4,332	41
Core-Mark Holding Co., Inc.†*	703	25
Houston Wire & Cable Co.†	1,189	17
MWI Veterinary Supply, Inc.†*	802	59
Owens & Minor, Inc.†	4,059	120
Pool Corp.†	3,055	79
Rentrak Corp.†*	688	10
Scansource, Inc.*	1,697	53
School Specialty, Inc.†*	1,020	10
Titan Machinery, Inc.†*	938	25
United Stationers, Inc.	2,906	92
Watsco, Inc.†	1,784	106

		691

Diversified Financial Services - 1.9%
Aircastle Ltd.†	3,676	43
Artio Global Investors, Inc.†	1,929	18
BGC Partners, Inc., Class A†	4,877	32
Calamos Asset Management, Inc., Class A†	1,315	16
California First National Bancorp†	77	1
CIFC Corp.†*	725	4
Cohen & Steers, Inc.†(1)	1,131	44
Cowen Group, Inc., Class A†*	4,195	15
Credit Acceptance Corp.*	430	30
Diamond Hill Investment Group, Inc.†	157	11
Doral Financial Corp.†*	7,527	12
Duff & Phelps Corp., Class A†	1,866	21
Edelman Financial Group, Inc.†	1,209	8
Encore Capital Group, Inc.*	1,070	25
Epoch Holding Corp.†	908	14
Evercore Partners, Inc., Class A	1,327	35
FBR & Co.†*	3,132	8
Federal Agricultural Mortgage Corp., Class C†	591	12
Financial Engines, Inc.†*	2,442	54
First Marblehead (The) Corp.†*	2,945	4
FXCM, Inc., Class A†	1,073	13
Gain Capital Holdings, Inc.†*	394	2
GAMCO Investors, Inc., Class A†	415	20
GFI Group, Inc.†	4,709	21
Gleacher & Co., Inc.†*	4,669	6
Higher One Holdings, Inc.†*	1,963	31
Imperial Holdings, Inc.†*	1,104	8
INTL. FCStone, Inc.†*	827	19
Investment Technology Group, Inc.†*	2,640	30
JMP Group, Inc.†	1,123	8
KBW, Inc.†	2,321	34
Knight Capital Group, Inc., Class A†*	6,377	82
Ladenburg Thalmann Financial Services, Inc.†*	7,506	12
MarketAxess Holdings, Inc.	1,818	54
Marlin Business Services Corp.†*	505	6
MF Global Holdings Ltd.†*	10,420	57
National Financial Partners Corp.†*	2,828	36
Nelnet, Inc., Class A	1,662	32
Netspend Holdings, Inc.†*	1,747	10
NewStar Financial, Inc.†*	1,649	17
Nicholas Financial, Inc.†*	567	6
Ocwen Financial Corp.†*	4,723	65
Oppenheimer Holdings, Inc., Class A†	621	12
Piper Jaffray Cos.†*	1,051	25
Portfolio Recovery Associates, Inc.*	1,088	80
Pzena Investment Management, Inc., Class A†(2)	400	2

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Diversified Financial Services - 1.9% continued
SeaCube Container Leasing Ltd.†	639	$9
Stifel Financial Corp.†*	3,414	103
SWS Group, Inc.†	1,708	7
Virtus Investment Partners, Inc.†*	364	22
Walter Investment Management Corp.†	1,637	41
Westwood Holdings Group, Inc.†	386	13
World Acceptance Corp.†*	956	62

		1,352

Electric - 2.1%
Allete, Inc.†	2,035	79
Ameresco, Inc., Class A†*	1,213	14
Atlantic Power Corp.†	4,303	67
Avista Corp.†	3,662	93
Black Hills Corp.†	2,501	77
Central Vermont Public Service Corp.†	862	30
CH Energy Group, Inc.†	971	55
Cleco Corp.†	3,875	138
Dynegy, Inc.†*	6,809	30
El Paso Electric Co.	2,683	93
Empire District Electric (The) Co.†	2,666	55
EnerNOC, Inc.†*	1,565	20
IDACORP, Inc.	3,146	120
MGE Energy, Inc.†	1,483	63
NorthWestern Corp.	2,307	78
Ormat Technologies, Inc.†	1,188	20
Otter Tail Corp.†	2,304	47
Pike Electric Corp.*	1,000	8
PNM Resources, Inc.	5,501	82
PNM Resources, Inc. - (Fractional Shares)*	50,000	—
Portland General Electric Co.	4,777	115
UIL Holdings Corp.†	3,209	109
Unisource Energy Corp.	2,327	88
Unitil Corp.†	705	18

		1,499

Electrical Components & Equipment - 1.0%
A123 Systems, Inc.†*	5,700	27
Active Power, Inc.†*	4,879	7
Acuity Brands, Inc.†	2,745	126
Advanced Energy Industries, Inc.†*	2,820	28
American Superconductor Corp.†*	2,707	19
Belden, Inc.	2,999	92
Capstone Turbine Corp.†*	14,967	18
Coleman Cable, Inc.†*	547	7
Encore Wire Corp.†	1,194	27
Ener1, Inc.†*	3,538	1
EnerSys*	3,192	72
Generac Holdings, Inc.†*	1,613	33
Graham Corp.†	589	10
Insteel Industries, Inc.†	1,065	11
Littelfuse, Inc.	1,442	67
Powell Industries, Inc.†*	535	20
Power-One, Inc.†*	4,384	33
PowerSecure International, Inc.†*	1,058	5
Satcon Technology Corp.†*	5,746	8
Universal Display Corp.†*	2,446	120
Valence Technology, Inc.†*	4,218	5
Vicor Corp.†	1,336	15

		751

Electronics - 2.0%
American Science & Engineering, Inc.†	576	39
Analogic Corp.	799	40
Badger Meter, Inc.†	982	34
Bel Fuse, Inc., Class B†	732	13
Benchmark Electronics, Inc.*	3,830	52
Brady Corp., Class A	3,020	83
Checkpoint Systems, Inc.†*	2,554	39
Coherent, Inc.*	1,589	70
CTS Corp.†	2,151	21
Cymer, Inc.†*	1,938	78
Daktronics, Inc.†	2,271	22
DDi Corp.†	983	8
Electro Scientific Industries, Inc.*	1,478	22
FARO Technologies, Inc.*	1,043	40
FEI Co.†*	2,459	79
Fluidigm Corp.†*	413	6
Identive Group, Inc.†*	2,511	5
II-VI, Inc.†*	3,286	65
Kemet Corp.*	2,906	27
LeCroy Corp.†*	989	9
Measurement Specialties, Inc.†*	969	30
Methode Electronics, Inc.†	2,427	24
Microvision, Inc.†*	6,891	6
Multi-Fineline Electronix, Inc.*	531	10
Newport Corp.*	2,426	31
NVE Corp.†*	322	21
OSI Systems, Inc.*	1,204	47
Park Electrochemical Corp.†	1,341	33

EQUITY PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Electronics - 2.0% continued
Plexus Corp.*	2,256	$60
Pulse Electronics Corp.†	2,445	8
Rofin-Sinar Technologies, Inc.†*	1,803	42
Rogers Corp.*	1,009	50
Sanmina-SCI Corp.*	5,094	39
SRS Labs, Inc.†*	715	6
Stoneridge, Inc.*	1,656	13
Taser International, Inc.†*	3,692	16
TTM Technologies, Inc.†*	3,328	37
Viasystems Group, Inc.†*	174	3
Vishay Precision Group, Inc.†*	754	11
Watts Water Technologies, Inc., Class A†	1,902	54
Woodward, Inc.	3,904	127
X-Rite, Inc.†*	1,607	6
Zagg, Inc.†*	1,214	18
Zygo Corp.†*	1,097	14

		1,458

Energy - Alternate Sources - 0.2%
Amyris, Inc.*	1,161	23
Clean Energy Fuels Corp.†*	3,156	42
FuelCell Energy, Inc.†*	8,780	10
FutureFuel Corp.†	1,112	13
Gevo, Inc.†*	323	3
Green Plains Renewable Energy, Inc.†*	1,252	13
Headwaters, Inc.†*	3,792	8
REX American Resources Corp.*	386	6
Solazyme, Inc.*	675	10
Syntroleum Corp.†*	6,607	8

		136

Engineering & Construction - 0.7%
Argan, Inc.†*	422	4
Dycom Industries, Inc.*	2,245	41
EMCOR Group, Inc.*	4,229	97
Exponent, Inc.*	887	38
Granite Construction, Inc.†	2,448	51
Insituform Technologies, Inc., Class A†*	2,533	42
Layne Christensen Co.*	1,279	36
MasTec, Inc.†*	3,594	80
Michael Baker Corp.†*	498	11
Mistras Group, Inc.*	892	18
MYR Group, Inc.†*	1,330	28
Orion Marine Group, Inc.†*	1,689	11
Sterling Construction Co., Inc.†*	1,130	14
Tutor Perini Corp.	2,025	28
VSE Corp.†	247	6

		505

Entertainment - 0.8%
Churchill Downs, Inc.†	803	35
Cinemark Holdings, Inc.	5,902	124
International Speedway Corp., Class A	1,858	47
Isle of Capri Casinos, Inc.†*	1,189	8
Lions Gate Entertainment Corp.†*	2,945	20
Multimedia Games Holding Co., Inc.†*	1,547	8
National CineMedia, Inc.†	3,503	50
Pinnacle Entertainment, Inc.†*	3,935	54
Scientific Games Corp., Class A†*	3,768	33
Shuffle Master, Inc.†*	3,538	31
Six Flags Entertainment Corp.†	2,647	89
Speedway Motorsports, Inc.†	822	11
Vail Resorts, Inc.†	2,281	92

		602

Environmental Control - 0.9%
Calgon Carbon Corp.†*	3,599	57
Casella Waste Systems, Inc., Class A†*	1,497	9
Clean Harbors, Inc.†*	2,976	160
Darling International, Inc.*	7,456	126
Energy Recovery, Inc.†*	3,277	8
EnergySolutions, Inc.†*	5,278	19
Fuel Tech, Inc.†*	1,085	6
Heckmann Corp.*	5,932	34
Heritage-Crystal Clean, Inc.†*	314	5
Metalico, Inc.*	2,530	11
Met-Pro Corp.†	846	8
Mine Safety Appliances Co.	1,730	54
Rentech, Inc.†*	14,385	14
Tetra Tech, Inc.*	3,949	79
TRC Cos., Inc.†*	1,101	6
US Ecology, Inc.†	1,239	23
WCA Waste Corp.*	1,083	5

		624

Food - 1.9%
Arden Group, Inc., Class A†	67	6
B&G Foods, Inc.†	3,051	56
Calavo Growers, Inc.†	737	15
Cal-Maine Foods, Inc.†	919	30
Chiquita Brands International, Inc.†*	2,947	30

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Food - 1.9% continued
Diamond Foods, Inc.†	1,403	$111
Dole Food Co., Inc.†*	2,325	26
Fresh Del Monte Produce, Inc.†	2,301	56
Fresh Market (The), Inc.†*	1,772	68
Hain Celestial Group (The), Inc.*	2,279	72
Imperial Sugar Co.†	792	7
Ingles Markets, Inc., Class A†	875	13
J & J Snack Foods Corp.†	911	46
Lancaster Colony Corp.†	1,188	72
Lifeway Foods, Inc.†*	300	3
M&F Worldwide Corp.†*	638	14
Nash Finch Co.	794	25
Pilgrim’s Pride Corp.†*	3,098	11
Ruddick Corp.†	3,109	127
Sanderson Farms, Inc.†	1,409	55
Seaboard Corp.	20	46
Seneca Foods Corp., Class A†*	639	15
Senomyx, Inc.†*	2,335	10
Smart Balance, Inc.†*	3,713	19
Snyders-Lance, Inc.†	3,008	67
Spartan Stores, Inc.	1,484	24
Tootsie Roll Industries, Inc.†	1,510	38
TreeHouse Foods, Inc.†*	2,260	124
United Natural Foods, Inc.*	3,078	125
Village Super Market Inc., Class A†	432	11
Weis Markets, Inc.†	715	28
Winn-Dixie Stores, Inc.†*	3,675	28

		1,378

Forest Products & Paper - 0.5%
Boise, Inc.†	6,610	41
Buckeye Technologies, Inc.†	2,533	69
Clearwater Paper Corp.*	1,472	54
Deltic Timber Corp.†	688	40
KapStone Paper and Packaging Corp.*	2,507	38
Neenah Paper, Inc.	898	16
P.H. Glatfelter Co.†	2,950	42
Schweitzer-Mauduit International, Inc.†	1,026	61
Verso Paper Corp.†*	1,013	2
Wausau Paper Corp.†	3,252	22
Xerium Technologies, Inc.†*	704	10

		395

Gas - 1.3%
Chesapeake Utilities Corp.†	602	25
Laclede Group (The), Inc.	1,427	57
New Jersey Resources Corp.†	2,629	124
Nicor, Inc.	2,897	161
Northwest Natural Gas Co.†	1,700	77
Piedmont Natural Gas Co., Inc.†	4,553	141
South Jersey Industries, Inc.	1,906	98
Southwest Gas Corp.	2,902	107
WGL Holdings, Inc.†	3,247	134

		924

Hand/Machine Tools - 0.1%
Franklin Electric Co., Inc.	1,475	63

Healthcare - Products - 3.5%
Abaxis, Inc.†*	1,433	36
ABIOMED, Inc.†*	2,060	26
Accuray, Inc.†*	4,554	22
Affymetrix, Inc.†*	4,642	26
Align Technology, Inc.†*	3,900	74
Alphatec Holdings, Inc.†*	3,542	9
Angiodynamics, Inc.*	1,551	22
Arthrocare Corp.*	1,743	57
AtriCure, Inc.*	843	9
Atrion Corp.†	106	23
Bacterin International Holdings, Inc.†*	1,623	3
BG Medicine, Inc.†*	396	2
Biolase Technology, Inc.†*	1,710	6
BioMimetic Therapeutics, Inc.†*	1,036	3
Caliper Life Sciences, Inc.*	2,897	22
Cantel Medical Corp.†	820	20
CardioNet, Inc.*	1,466	5
Cardiovascular Systems, Inc.†*	786	10
Cepheid, Inc.†*	3,936	143
Cerus Corp.†*	2,943	6
Chindex International, Inc.†*	706	7
Columbia Laboratories, Inc.†*	4,417	10
Conceptus, Inc.†*	1,936	21
CONMED Corp.†*	1,794	42
CryoLife, Inc.†*	1,698	9
Cyberonics, Inc.†*	1,799	51
Cynosure, Inc., Class A†*	580	6
Delcath Systems, Inc.†*	3,087	13
DexCom, Inc.†*	4,289	52
Endologix, Inc.†*	3,146	30
Exactech, Inc.†*	501	7
Female Health (The) Co.†	1,054	5

EQUITY PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Healthcare - Products - 3.5% continued
Genomic Health, Inc.†*	1,112	$27
Greatbatch, Inc.*	1,525	34
Haemonetics Corp.†*	1,640	103
Hanger Orthopedic Group, Inc.†*	2,124	40
Hansen Medical, Inc.†*	2,748	10
HeartWare International, Inc.†*	767	48
ICU Medical, Inc.†*	786	32
Insulet Corp.†*	2,938	51
Integra LifeSciences Holdings Corp.†*	1,331	53
Invacare Corp.†	1,836	46
IRIS International, Inc.†*	1,112	10
Kensey Nash Corp.†*	532	15
Luminex Corp.†*	2,401	55
MAKO Surgical Corp.†*	2,042	73
Masimo Corp.	3,349	83
Medical Action Industries, Inc.†*	1,008	6
Medtox Scientific, Inc.	569	8
Merge Healthcare, Inc.†*	3,377	20
Meridian Bioscience, Inc.†	2,624	49
Merit Medical Systems, Inc.*	2,660	39
Natus Medical, Inc.*	1,770	19
Neoprobe Corp.†*	6,060	20
NuVasive, Inc.†*	2,525	61
NxStage Medical, Inc.†*	2,851	52
OraSure Technologies, Inc.†*	2,914	21
Orthofix International N.V.†*	1,147	42
Palomar Medical Technologies, Inc.†*	1,129	9
PSS World Medical, Inc.†*	3,535	83
Quidel Corp.†*	1,863	28
Rockwell Medical Technologies, Inc.*	985	9
Solta Medical, Inc.†*	3,516	6
SonoSite, Inc.†*	896	26
Spectranetics Corp.†*	2,040	13
Staar Surgical Co.†*	2,171	18
Stereotaxis, Inc.†*	2,744	4
STERIS Corp.†	3,772	121
SurModics, Inc.†*	906	10
Symmetry Medical, Inc.*	2,421	20
Synergetics USA, Inc.†*	1,336	7
Synovis Life Technologies, Inc.†*	801	14
Tornier N.V.†*	705	16
Unilife Corp.†*	3,473	16
Uroplasty, Inc.†*	1,238	8
Vascular Solutions, Inc.†*	1,025	12
Volcano Corp.†*	3,324	100
West Pharmaceutical Services, Inc.†	2,135	86
Wright Medical Group, Inc.†*	2,506	38
Young Innovations, Inc.†	336	9
Zoll Medical Corp.*	1,399	63

		2,510

Healthcare - Services - 1.8%
Air Methods Corp.†*	720	48
Alliance HealthCare Services, Inc.†*	1,536	2
Almost Family, Inc.†*	479	9

Amedisys, Inc.*	1,898	32
American Dental Partners, Inc.†*	943	10
Amsurg Corp.*	1,984	45
Assisted Living Concepts, Inc., Class A†	1,178	16
Bio-Reference Labs, Inc.†*	1,579	32
Capital Senior Living Corp.†*	1,623	12
Centene Corp.*	3,180	101
Continucare Corp.†*	2,038	13
Emeritus Corp.†*	1,956	34
Ensign Group (The), Inc.†	996	23
Five Star Quality Care, Inc.*	2,694	9
Gentiva Health Services, Inc.†*	1,903	15
Healthsouth Corp.†*	6,034	129
Healthspring, Inc.*	4,315	168
Healthways, Inc.†*	2,179	27
IPC The Hospitalist Co., Inc.†*	1,049	42
Kindred Healthcare, Inc.†*	3,308	43
LHC Group, Inc.†*	1,055	21
Magellan Health Services, Inc.†*	2,044	102
Medcath Corp.†*	1,242	17
Metropolitan Health Networks, Inc.*	2,754	14
Molina Healthcare, Inc.†*	1,792	34
National Healthcare Corp.†	637	22
Neostem, Inc.†*	2,041	2
RadNet, Inc.†*	1,797	5
Select Medical Holdings Corp.†*	2,709	20
Skilled Healthcare Group, Inc., Class A†*	1,231	7
Sun Healthcare Group, Inc.†*	1,468	6
Sunrise Senior Living, Inc.†*	3,729	28
Triple-S Management Corp., Class B†*	1,319	23
U.S. Physical Therapy, Inc.†	736	15
Universal American Corp.	2,138	24
WellCare Health Plans, Inc.*	2,711	124

		1,274

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Holding Companies - Diversified - 0.1%
Compass Diversified Holdings	2,607	$36
Harbinger Group, Inc.†*	471	2
Primoris Services Corp.†	1,650	19

		57

Home Builders - 0.3%
Beazer Homes USA, Inc.†*	4,432	9
Cavco Industries, Inc.†*	424	15
Hovnanian Enterprises, Inc., Class A†*	3,914	6
KB Home†	5,008	33
M/I Homes, Inc.†*	1,077	9
MDC Holdings, Inc.†	2,388	47
Meritage Homes Corp.†*	1,805	34
Ryland Group (The), Inc.†	2,891	34
Skyline Corp.†	408	5
Standard Pacific Corp.†*	6,336	16
Winnebago Industries, Inc.†*	1,859	15

		223

Home Furnishings - 0.4%
American Woodmark Corp.†	659	11
Audiovox Corp., Class A†*	1,037	7
DTS, Inc.†*	1,117	34
Ethan Allen Interiors, Inc.†	1,600	28
Furniture Brands International, Inc.†*	2,587	7
Kimball International, Inc., Class B	1,868	11
La-Z-Boy, Inc.†*	3,452	30
Sealy Corp.†*	2,644	5
Select Comfort Corp.†*	3,529	56
TiVo, Inc.†*	7,583	80
Universal Electronics, Inc.†*	998	19

		288

Household Products/Wares - 0.5%
A.T. Cross Co., Class A*	586	6
ACCO Brands Corp.†*	3,381	23
American Greetings Corp., Class A†	2,559	54
Blyth, Inc.†	350	20
Central Garden and Pet Co., Class A†*	3,106	25
CSS Industries, Inc.†	472	8
Ennis, Inc.†	1,615	26
Helen of Troy Ltd.†*	1,940	58
Oil-Dri Corp. of America†	271	5
Prestige Brands Holdings, Inc.*	3,230	35
Spectrum Brands Holdings, Inc.†*	1,072	29
Summer Infant, Inc.†*	715	5
WD-40 Co.†	1,077	44

		338

Housewares - 0.0%
Libbey, Inc.†*	1,368	18
Lifetime Brands, Inc.	559	6

		24

Insurance - 2.5%
Alterra Capital Holdings Ltd.	5,712	117
American Equity Investment Life Holding Co.†	3,804	38
American Safety Insurance Holdings Ltd.*	709	13
AMERISAFE, Inc.†*	1,225	24
Amtrust Financial Services, Inc.†	1,544	37
Argo Group International Holdings Ltd.	1,722	47
Baldwin & Lyons, Inc., Class B†	500	11
Citizens, Inc.†*	2,552	17
CNO Financial Group, Inc.†*	14,034	90
Crawford & Co., Class B	1,598	11
Delphi Financial Group, Inc., Class A†	3,043	74
Donegal Group, Inc., Class A†	490	6
eHealth, Inc.†*	1,462	19
EMC Insurance Group, Inc.†	242	4
Employers Holdings, Inc.	2,493	31
Enstar Group Ltd.†*	435	45
FBL Financial Group, Inc., Class A†	846	25
First American Financial Corp.	6,673	102
Flagstone Reinsurance Holdings S.A.	3,399	24
Fortegra Financial Corp.†*	404	2
FPIC Insurance Group, Inc.†*	520	22
Global Indemnity PLC*	911	17
Greenlight Capital Re Ltd., Class A†*	1,803	40
Hallmark Financial Services, Inc.†*	729	5
Harleysville Group, Inc.†	751	22
Hilltop Holdings, Inc.†*	2,647	21
Horace Mann Educators Corp.†	2,571	34
Independence Holding Co.†	479	4
Infinity Property & Casualty Corp.	800	41
Kansas City Life Insurance Co.†	240	7
Maiden Holdings Ltd.†	3,245	28
Meadowbrook Insurance Group, Inc.†	3,433	32
MGIC Investment Corp.*	12,300	32
Montpelier Re Holdings Ltd.†	3,929	68
National Interstate Corp.†	470	11

EQUITY PORTFOLIOS    12    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Insurance - 2.5% continued
National Western Life Insurance Co., Class A†	145	$22
Navigators Group (The), Inc.*	742	33
OneBeacon Insurance Group Ltd.†	1,475	21
Phoenix (The) Cos., Inc.†*	7,882	15
Platinum Underwriters Holdings Ltd.†	2,346	74
PMI Group (The), Inc.†*	9,875	3
Presidential Life Corp.	1,364	13
Primerica, Inc.	2,155	45
Primus Guaranty Ltd.†*	1,577	9
ProAssurance Corp.*	1,944	141
Radian Group, Inc.†	8,959	30
RLI Corp.†	1,160	73
Safety Insurance Group, Inc.†	815	32
SeaBright Holdings, Inc.†	1,263	8
Selective Insurance Group, Inc.†	3,425	52
State Auto Financial Corp.†	879	12
Stewart Information Services Corp.†	1,100	10
Symetra Financial Corp.	4,309	46
Tower Group, Inc.†	2,341	56
United Fire & Casualty Co.†	1,332	24
Universal Insurance Holdings, Inc.†	1,142	5

		1,845

Internet - 2.6%
1-800-FLOWERS.COM, Inc., Class A†*	1,426	4
AboveNet, Inc.	1,471	90
Active Network (The), Inc.†*	735	12
Ancestry.com, Inc.†*	2,022	72
Archipelago Learning, Inc.†*	949	9
Blue Coat Systems, Inc.†*	2,777	41
Blue Nile, Inc.†*	833	32
Boingo Wireless, Inc.†*	374	3
BroadSoft, Inc.†*	1,433	43
Cogent Communications Group, Inc.*	2,931	42
comScore, Inc.†*	2,030	32
Constant Contact, Inc.†*	1,881	36
DealerTrack Holdings, Inc.†*	2,609	49
Dice Holdings, Inc.†*	3,145	32
Digital River, Inc.*	2,530	51
Earthlink, Inc.	7,051	52
ePlus, Inc.†*	230	6
eResearchTechnology, Inc.†*	3,339	17
FriendFinder Networks, Inc.†*	456	1
Global Sources Ltd.†*	846	7
HealthStream, Inc.*	915	11
ICG Group, Inc.†*	2,264	23
Infospace, Inc.†*	2,312	22
interCLICK, Inc.*	1,269	7
Internap Network Services Corp.†*	3,272	17
IntraLinks Holdings, Inc.†*	1,926	18
j2 Global Communications, Inc.†	2,937	94
Keynote Systems, Inc.†	873	21
KIT Digital, Inc.†*	2,318	26
Limelight Networks, Inc.†*	4,006	10
Lionbridge Technologies, Inc.†*	3,854	12
Liquidity Services, Inc.*	1,225	29
LoopNet, Inc.†*	1,006	18
ModusLink Global Solutions, Inc.†	2,807	12
Move, Inc.†*	9,930	18
NIC, Inc.†	4,093	48
Nutrisystem, Inc.†	1,775	23
OpenTable, Inc.†*	1,502	92
Openwave Systems, Inc.†*	4,901	9
Orbitz Worldwide, Inc.†*	1,180	3
Overstock.com, Inc.†*	758	8
Perficient, Inc.†*	1,490	13
Quepasa Corp.†*	433	2
QuinStreet, Inc.†*	1,813	22
ReachLocal, Inc.†*	586	9
RealNetworks, Inc.	1,276	12
Responsys, Inc.*	540	8
S1 Corp.†*	3,405	31
Saba Software, Inc.†*	1,732	12
Safeguard Scientifics, Inc.†*	1,289	21
Sapient Corp.	6,940	74
Shutterfly, Inc.†*	1,900	102
Sourcefire, Inc.†*	1,810	50
SPS Commerce, Inc.†*	518	9
Stamps.com, Inc.	662	13
Support.com, Inc.†*	3,067	8
TechTarget, Inc.†*	1,105	7
TeleCommunication Systems, Inc., Class A†*	2,819	11
Towerstream Corp.†*	2,764	10
Travelzoo, Inc.†*	337	12
United Online, Inc.	5,721	31
US Auto Parts Network, Inc.†*	864	5
ValueClick, Inc.*	5,017	77
VASCO Data Security International, Inc.†*	1,841	13

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    13    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Internet - 2.6% continued
VirnetX Holding Corp.†*	2,593	$56
Vocus, Inc.†*	1,169	25
Web.com Group, Inc.*	1,961	18
Websense, Inc.*	2,538	52
XO Group, Inc.*	1,960	18
Zix Corp.†*	4,193	14

		1,887

Investment Companies - 0.8%
Apollo Investment Corp.†	12,365	112
Arlington Asset Investment Corp., Class A†	403	10
BlackRock Kelso Capital Corp.†	4,631	40
Capital Southwest Corp.†	199	18
Fifth Street Finance Corp.†	4,562	45
Gladstone Capital Corp.†	1,473	12
Gladstone Investment Corp.	1,342	9
Golub Capital BDC, Inc.†	630	9
Harris & Harris Group, Inc.†*	1,939	8
Hercules Technology Growth Capital, Inc.	2,703	26
Kohlberg Capital Corp.†	1,187	8
Main Street Capital Corp.†	1,315	25
MCG Capital Corp.†	5,109	24
Medallion Financial Corp.†	893	9
Medley Capital Corp.†	653	7
MVC Capital, Inc.†	1,602	19
New Mountain Finance Corp.†	446	6
NGP Capital Resources Co.†	1,517	11
PennantPark Investment Corp.†	2,979	30
Prospect Capital Corp.†	6,855	60
Solar Capital Ltd.†	2,297	53
Solar Senior Capital Ltd.†	470	8
THL Credit, Inc.†	515	6
TICC Capital Corp.†	2,161	21
Triangle Capital Corp.†	1,233	21

		597

Iron/Steel - 0.0%
Metals USA Holdings Corp.†*	678	8
Shiloh Industries, Inc.†	289	3
Universal Stainless & Alloy†*	443	15

		26

Leisure Time - 0.4%
Ambassadors Group, Inc.†	1,104	9
Arctic Cat, Inc.†*	847	13
Black Diamond, Inc.*	872	7
Brunswick Corp.†	5,651	90
Callaway Golf Co.†	4,338	24
Interval Leisure Group, Inc.†*	2,604	33
Johnson Outdoors, Inc., Class A†*	270	4
Life Time Fitness, Inc.†*	2,680	103
Marine Products Corp.†*	562	3
Town Sports International Holdings, Inc.†*	1,243	9

		295

Lodging - 0.3%
Ameristar Casinos, Inc.†	2,081	39
Boyd Gaming Corp.†*	3,383	21
Gaylord Entertainment Co.†*	2,256	56
The Marcus Corp.†	1,405	14
Monarch Casino & Resort, Inc.†*	512	5
Morgans Hotel Group Co.†*	1,275	9
Orient-Express Hotels Ltd., Class A†*	6,018	47
Red Lion Hotels Corp.†*	984	7

		198

Machinery - Construction & Mining - 0.1%
Astec Industries, Inc.†*	1,262	44

Machinery - Diversified - 1.4%
Alamo Group, Inc.†	462	11
Albany International Corp., Class A	1,768	39
Altra Holdings, Inc.†*	1,765	27
Applied Industrial Technologies, Inc.	2,686	82
Briggs & Stratton Corp.†	3,185	52
Cascade Corp.†	559	24
Chart Industries, Inc.†*	1,871	89
Cognex Corp.	2,635	84
Columbus McKinnon Corp.†*	1,203	17
DXP Enterprises, Inc.*	597	14
Flow International Corp.†*	2,717	7
Global Power Equipment Group, Inc.†*	1,036	25
Gorman-Rupp (The) Co.†	996	29
Hurco Cos., Inc.*	399	11
Intermec, Inc.†*	3,641	27
Intevac, Inc.†*	1,363	11
iRobot Corp.†*	1,512	42
Kadant, Inc.†*	831	19
Lindsay Corp.†	796	50
Middleby Corp.†*	1,191	96
NACCO Industries, Inc., Class A†	383	29

EQUITY PORTFOLIOS    14    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Machinery - Diversified - 1.4% continued
Robbins & Myers, Inc.	2,511	$121
Sauer-Danfoss, Inc.*	742	32
Tecumseh Products Co., Class A†*	1,090	9
Tennant Co.†	1,212	53
Twin Disc, Inc.	514	20

		1,020

Media - 0.7%
AH Belo Corp., Class A†	1,409	8
Belo Corp., Class A†	5,983	33
Cambium Learning Group, Inc.†*	1,085	3
Central European Media Enterprises Ltd., Class A†*	2,365	30
Courier Corp.†	571	4
Crown Media Holdings, Inc., Class A†*	1,460	2
Cumulus Media, Inc., Class A†*	1,309	4
Demand Media, Inc.*	459	4
DG FastChannel, Inc.†*	1,769	39
Dolan (The) Co.†*	1,908	16
The E.W. Scripps Co., Class A†*	2,279	19
Entercom Communications Corp., Class A†*	1,753	11
Entravision Communications Corp., Class A*	2,817	3
Fisher Communications, Inc.*	546	14
Global Traffic Network, Inc.*	873	12
Gray Television, Inc.†*	2,971	6
Journal Communications, Inc., Class A†*	2,703	10
Knology, Inc.*	1,959	27
LIN TV Corp., Class A†*	1,685	5
Martha Stewart Living Omnimedia, Inc., Class A†*	1,502	5
McClatchy (The) Co., Class A†*	3,558	6
Meredith Corp.†	2,294	59
New York Times (The) Co., Class A†*	8,721	71
Nexstar Broadcasting Group, Inc., Class A†*	666	4
Outdoor Channel Holdings, Inc.†*	800	6
Saga Communications, Inc., Class A*	212	7
Scholastic Corp.†	1,682	47
Sinclair Broadcast Group, Inc., Class A†	3,250	25
Value Line, Inc.†	100	1
Westwood One, Inc.†*	325	2
World Wrestling Entertainment, Inc., Class A†	1,676	16

		499

Metal Fabrication/Hardware - 0.8%
A.M. Castle & Co.†*	1,008	12
Ampco-Pittsburgh Corp.†	606	13
CIRCOR International, Inc.†	1,104	38
Dynamic Materials Corp.†	806	16
Furmanite Corp.†*	2,238	14
Haynes International, Inc.	777	45
Kaydon Corp.†	2,064	69
L.B. Foster Co., Class A	575	14
Lawson Products, Inc.†	220	4
Mueller Industries, Inc.†	2,413	114
Mueller Water Products, Inc., Class A†	10,387	24
NN, Inc.*	1,005	8
Northwest Pipe Co.†*	633	17
Olympic Steel, Inc.†	641	13
Omega Flex, Inc.†*	200	3
RBC Bearings, Inc.*	1,380	48
RTI International Metals, Inc.†*	1,927	51
Sun Hydraulics Corp.†	1,281	38
Worthington Industries, Inc.†	3,657	60

		601

Mining - 1.5%
AMCOL International Corp.†	1,554	45
Century Aluminum Co.†*	3,293	40
Coeur d’Alene Mines Corp.†*	5,687	162
General Moly, Inc.†*	4,119	16
Globe Specialty Metals, Inc.	4,024	67
Gold Resource Corp.†	1,801	42
Golden Minerals Co.†*	741	10
Golden Star Resources Ltd.†*	16,566	41
Hecla Mining Co.†*	17,735	136
Horsehead Holding Corp.†*	2,850	29
Jaguar Mining, Inc.†*	5,207	32
Kaiser Aluminum Corp.†	1,042	54
Materion Corp.†*	1,302	37
Midway Gold Corp.†*	5,621	15
Noranda Aluminium Holding Corp.*	1,369	16
Paramount Gold and Silver Corp.†*	7,806	19
Revett Minerals, Inc.†*	1,482	7
Stillwater Mining Co.†*	6,563	101
Thompson Creek Metals Co., Inc.†*	9,700	80
United States Lime & Minerals, Inc.†*	170	7
Uranerz Energy Corp.†*	3,875	9
Uranium Energy Corp.†*	4,427	16
Uranium Resources, Inc.*	5,600	7

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    15    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Mining - 1.5% continued
Ur-Energy, Inc.*	6,200	$8
US Gold Corp.†*	6,718	42
USEC, Inc.†*	7,013	15
Vista Gold Corp.†*	4,846	17

		1,070

Miscellaneous Manufacturing - 2.2%
A.O. Smith Corp.†	2,408	95
Actuant Corp., Class A†	4,350	87
American Railcar Industries, Inc.*	576	10
Ameron International Corp.†	578	49
AZZ, Inc.†	808	38
Barnes Group, Inc.†	3,458	80
Blount International, Inc.*	3,072	48
Brink’s (The) Co.	2,974	76
Ceradyne, Inc.†*	1,583	50
Chase Corp.†	421	5
CLARCOR, Inc.	3,201	149
Colfax Corp.†*	1,569	39
Eastman Kodak Co.†*	17,081	54
EnPro Industries, Inc.†*	1,314	51
ESCO Technologies, Inc.†	1,684	52
Fabrinet†*	1,339	22
Federal Signal Corp.†	3,874	21
FreightCar America, Inc.*	754	14
GP Strategies Corp.†*	883	11
Griffon Corp.†*	3,084	27
Handy & Harman Ltd.*	354	5
Hexcel Corp.*	6,230	143
John Bean Technologies Corp.	1,872	30
Koppers Holdings, Inc.	1,311	44
LSB Industries, Inc.*	1,166	47
Lydall, Inc.†*	1,202	13
Matthews International Corp., Class A†	1,885	63
Metabolix, Inc.†*	2,071	11
Movado Group, Inc.	1,046	14
Myers Industries, Inc.	2,084	23
NL Industries, Inc.†	398	6
Park-Ohio Holdings Corp.†*	545	9
PMFG, Inc.†*	1,186	22
Raven Industries, Inc.†	1,150	62
Smith & Wesson Holding Corp.†*	4,258	14
Standex International Corp.†	771	22
STR Holdings, Inc.†*	1,989	23
Sturm Ruger & Co., Inc.†	1,202	40
Tredegar Corp.	1,557	26
Trimas Corp.*	1,652	32

		1,627

Office Furnishings - 0.4%
CompX International, Inc.†	100	2
Herman Miller, Inc.†	3,630	72
HNI Corp.†	2,828	58
Interface, Inc., Class A	3,342	50
Knoll, Inc.	3,033	48
Steelcase, Inc., Class A†	5,094	42

		272

Oil & Gas - 3.5%
Abraxas Petroleum Corp.†*	4,977	18
Alon USA Energy, Inc.†	698	6
Apco Oil and Gas International, Inc.†	577	46
Approach Resources, Inc.†*	1,474	27
ATP Oil & Gas Corp.†*	2,886	39
Berry Petroleum Co., Class A	3,277	161
Bill Barrett Corp.*	3,000	144
BPZ Resources, Inc.†*	6,766	25
Callon Petroleum Co.*	2,673	15
CAMAC Energy, Inc.†*	3,726	3
Carrizo Oil & Gas, Inc.†*	2,478	74
Cheniere Energy, Inc.†*	5,257	41
Clayton Williams Energy, Inc.†*	394	22
Comstock Resources, Inc.*	3,023	62
Contango Oil & Gas Co.†*	775	47
Crimson Exploration, Inc.†*	1,381	4
CVR Energy, Inc.†*	5,589	159
Delek US Holdings, Inc.†	982	15
Endeavour International Corp.†*	2,443	24
Energy Partners Ltd.†*	1,894	25
Energy XXI Bermuda Ltd.†*	4,781	128
Evolution Petroleum Corp.†*	882	6
FX Energy, Inc.†*	3,153	20
Gastar Exploration Ltd.†*	3,535	15
Georesources, Inc.†*	1,298	30
GMX Resources, Inc.†*	3,514	10
Goodrich Petroleum Corp.†*	1,686	27
Gulfport Energy Corp.*	2,658	77
Harvest Natural Resources, Inc.†*	2,238	25
Hercules Offshore, Inc.†*	7,607	32
Houston American Energy Corp.†	1,108	19

EQUITY PORTFOLIOS    16    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Oil & Gas - 3.5% continued
Hyperdynamics Corp.†*	9,914	$44
Isramco, Inc.*	71	5
Kodiak Oil & Gas Corp.†*	13,283	80
Magnum Hunter Resources Corp.†*	7,249	33
McMoRan Exploration Co.†*	6,247	80
Miller Energy Resources, Inc.†*	1,860	7
Northern Oil and Gas, Inc.†*	4,015	82
Oasis Petroleum, Inc.†*	3,770	100
Panhandle Oil and Gas, Inc., Class A†	482	14
Parker Drilling Co.*	7,414	42
Penn Virginia Corp.†	3,003	24
Petroleum Development Corp.†*	1,507	36
Petroquest Energy, Inc.†*	3,443	26
Pioneer Drilling Co.*	3,930	50
Resolute Energy Corp.†*	2,948	40
Rex Energy Corp.†*	2,246	28
Rosetta Resources, Inc.†*	3,371	155
Stone Energy Corp.*	3,124	82
Swift Energy Co.*	2,693	83
Triangle Petroleum Corp.†*	2,558	14
U.S. Energy Corp.†*	1,584	4
Vaalco Energy, Inc.*	3,358	21
Vantage Drilling Co.†*	10,856	17
Venoco, Inc.†*	2,007	23
Voyager Oil & Gas, Inc.†*	2,829	8
W&T Offshore, Inc.†	2,214	47
Warren Resources, Inc.†*	4,308	15
Western Refining, Inc.†*	3,350	58
Zion Oil & Gas, Inc.†*	1,558	4

		2,568

Oil & Gas Services - 1.6%
Basic Energy Services, Inc.*	1,544	34
Cal Dive International, Inc.†*	6,393	19
Complete Production Services, Inc.*	5,023	146
Dawson Geophysical Co.*	480	17
Dril-Quip, Inc.†*	2,190	142
Exterran Holdings, Inc.†*	4,064	48
Flotek Industries, Inc.†*	3,345	23
Geokinetics, Inc.†*	658	3
Global Geophysical Services, Inc.*	1,083	13
Global Industries Ltd.†*	6,642	29
Gulf Island Fabrication, Inc.	886	22
Helix Energy Solutions Group, Inc.*	6,739	114
Hornbeck Offshore Services, Inc.†*	1,470	36
ION Geophysical Corp.†*	8,346	59
Key Energy Services, Inc.*	7,946	114
Lufkin Industries, Inc.	1,941	121
Matrix Service Co.*	1,768	19
Mitcham Industries, Inc.*	775	13
Natural Gas Services Group, Inc.†*	861	11
Newpark Resources, Inc.†*	5,751	48
OYO Geospace Corp.†*	269	20
Targa Resources Corp.	1,056	31
Tesco Corp.*	1,854	31
Tetra Technologies, Inc.†*	4,894	50
Thermon Group Holdings, Inc.*	590	9
Union Drilling, Inc.†*	943	8
Willbros Group, Inc.†*	2,328	15

		1,195

Packaging & Containers - 0.1%
AEP Industries, Inc.†*	269	7
Graham Packaging Co., Inc.†*	1,538	39
Graphic Packaging Holding Co.†*	10,144	43

		89

Pharmaceuticals - 3.0%
Achillion Pharmaceuticals, Inc.†*	3,034	19
Acura Pharmaceuticals, Inc.†*	500	2
Akorn, Inc.*	3,609	29
Alimera Sciences, Inc.†*	715	5
Alkermes, Inc.*	6,079	105
Allos Therapeutics, Inc.†*	4,580	8
Amicus Therapeutics, Inc.†*	1,004	5
Ampio Pharmaceuticals, Inc.†*	1,269	10
Anacor Pharmaceuticals, Inc.†*	722	3
Antares Pharma, Inc.†*	6,028	15
Anthera Pharmaceuticals, Inc.†*	1,384	8
Ardea Biosciences, Inc.†*	1,149	19
Array Biopharma, Inc.*	3,589	8
Auxilium Pharmaceuticals, Inc.*	3,058	52
AVANIR Pharmaceuticals, Inc., Class A†*	8,147	23
AVI BioPharma, Inc.†*	8,454	10
BioScrip, Inc.†*	2,527	16
Biospecifics Technologies Corp.†*	322	6
Cadence Pharmaceuticals, Inc.†*	2,306	15
Corcept Therapeutics, Inc.†*	2,561	7
Cornerstone Therapeutics, Inc.†*	605	5
Cytori Therapeutics, Inc.†*	2,924	10

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    17    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Pharmaceuticals - 3.0% continued
Depomed, Inc.†*	3,614	$22
Durect Corp.*	4,971	8
Dusa Pharmaceuticals, Inc.*	1,505	7
Dyax Corp.†*	5,747	9
Endocyte, Inc.*	907	10
Furiex Pharmaceuticals, Inc.*	585	9
Hi-Tech Pharmacal Co., Inc.†*	646	18
Idenix Pharmaceuticals, Inc.†*	3,608	21
Impax Laboratories, Inc.†*	4,152	82
Infinity Pharmaceuticals, Inc.†*	1,196	8
Ironwood Pharmaceuticals, Inc.*	3,206	41
Isis Pharmaceuticals, Inc.†*	6,374	48
ISTA Pharmaceuticals, Inc.*	1,571	7
Jazz Pharmaceuticals, Inc.†*	1,410	60
Keryx Biopharmaceuticals, Inc.†*	4,698	19
KV Pharmaceutical Co., Class A†*	3,122	6
Lannett Co., Inc.†*	1,025	4
MannKind Corp.†*	4,598	14
MAP Pharmaceuticals, Inc.*	1,479	21
Medicis Pharmaceutical Corp., Class A†	3,929	153
Medivation, Inc.†*	2,005	32
Nabi Biopharmaceuticals†*	2,501	5
Nature’s Sunshine Products, Inc.†*	682	12
Nektar Therapeutics†*	7,366	42
Neogen Corp.†*	1,483	51
Neurocrine Biosciences, Inc.†*	3,097	19
Nutraceutical International Corp.†*	553	8
Obagi Medical Products, Inc.†*	1,190	12
Omega Protein Corp.†*	1,184	14
Onyx Pharmaceuticals, Inc.*	4,038	137
Opko Health, Inc.†*	6,984	29
Optimer Pharmaceuticals, Inc.†*	3,035	30
Orexigen Therapeutics, Inc.†*	1,710	2
Osiris Therapeutics, Inc.†*	987	5
Pacira Pharmaceuticals, Inc.†*	304	2
Pain Therapeutics, Inc.†*	2,274	11
Par Pharmaceutical Cos., Inc.*	2,310	69
Pernix Therapeutics Holdings†*	219	2
Pharmacyclics, Inc.†*	2,977	34
PharMerica Corp.*	1,925	28
Pozen, Inc.†*	1,542	4
Progenics Pharmaceuticals, Inc.†*	1,780	11
Questcor Pharmaceuticals, Inc.†*	3,383	102
Raptor Pharmaceutical Corp.†*	2,377	11
Rigel Pharmaceuticals, Inc.†*	4,418	35
Sagent Pharmaceuticals, Inc.†*	384	9
Salix Pharmaceuticals Ltd.*	3,713	113
Santarus, Inc.†*	3,665	11
Savient Pharmaceuticals, Inc.†*	4,418	19
Schiff Nutrition International, Inc.†	712	7
Sciclone Pharmaceuticals, Inc.*	2,095	10
SIGA Technologies, Inc.†*	2,398	14
Spectrum Pharmaceuticals, Inc.†*	3,425	29
Sucampo Pharmaceuticals, Inc., Class A†*	609	2
Synta Pharmaceuticals Corp.†*	1,337	6
Synutra International, Inc.†*	1,004	6
Targacept, Inc.†*	1,791	29
Theravance, Inc.†*	4,396	84
USANA Health Sciences, Inc.†*	421	11
Vanda Pharmaceuticals, Inc.†*	1,985	12
Viropharma, Inc.*	4,835	96
Vivus, Inc.†*	5,286	44
XenoPort, Inc.†*	2,385	17
Zalicus, Inc.†*	4,696	8
Zogenix, Inc.†*	602	2

		2,183

Pipelines - 0.1%
Crosstex Energy, Inc.†	2,648	31
SemGroup Corp., Class A*	2,641	61

		92

Real Estate - 0.1%
Avatar Holdings, Inc.*	546	6
Consolidated-Tomoka Land Co.†	262	7
Forestar Group, Inc.†*	2,304	29
HFF, Inc., Class A†*	1,930	23
Kennedy-Wilson Holdings, Inc.†	1,481	17

		82

Real Estate Investment Trusts - 8.3%
Acadia Realty Trust†	2,580	54
Agree Realty Corp.†	625	14
Alexander’s, Inc.†	130	56
American Assets Trust, Inc.†	2,035	41
American Campus Communities, Inc.	4,327	169
Anworth Mortgage Asset Corp.†	8,035	58
Apollo Commercial Real Estate Finance, Inc.†	1,067	16
ARMOUR Residential REIT, Inc.†	4,422	33

EQUITY PORTFOLIOS    18    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE(000S)
COMMON STOCKS - 95.9% continued
Real Estate Investment Trusts - 8.3% continued
Ashford Hospitality Trust, Inc.†	3,275	$26
Associated Estates Realty Corp.†	2,660	47
BioMed Realty Trust, Inc.†	8,352	153
Campus Crest Communities, Inc.†	2,014	24
CapLease, Inc.†	4,234	17
Capstead Mortgage Corp.†	5,367	71
CBL & Associates Properties, Inc.†	9,424	139
Cedar Shopping Centers, Inc.†	3,505	13
Chatham Lodging Trust†	833	8
Chesapeake Lodging Trust†	2,100	27
Cogdell Spencer, Inc.†	2,811	12
Colonial Properties Trust†	5,307	111
Colony Financial, Inc.†	2,126	33
Coresite Realty Corp.†	1,225	20
Cousins Properties, Inc.	5,804	42
CreXus Investment Corp.	3,655	34
Cypress Sharpridge Investments, Inc.†*	5,257	70
DCT Industrial Trust, Inc.†	15,633	70
DiamondRock Hospitality Co.†	10,632	82
DuPont Fabros Technology, Inc.†	3,743	87
Dynex Capital, Inc.†	2,693	25
EastGroup Properties, Inc.†	1,731	70
Education Realty Trust, Inc.	4,560	41
Entertainment Properties Trust†	2,963	125
Equity Lifestyle Properties, Inc.†	1,961	135
Equity One, Inc.†	3,386	61
Excel Trust, Inc.†	1,917	21
Extra Space Storage, Inc.	5,979	128
FelCor Lodging Trust, Inc.†*	7,716	26
First Industrial Realty Trust, Inc.†*	5,518	52
First Potomac Realty Trust	3,191	41
Franklin Street Properties Corp.†	4,472	58
Getty Realty Corp.†	1,683	32
Gladstone Commercial Corp.†	740	12
Glimcher Realty Trust†	6,800	58
Government Properties Income Trust	2,252	53
Hatteras Financial Corp.	4,737	131
Healthcare Realty Trust, Inc.	4,950	87
Hersha Hospitality Trust†	8,999	33
Highwoods Properties, Inc.†	4,587	150
Home Properties, Inc.†	2,487	166
Hudson Pacific Properties, Inc.†	1,462	20
Inland Real Estate Corp.†	4,936	40
Invesco Mortgage Capital, Inc.†	7,341	129
Investors Real Estate Trust†	5,122	40
iStar Financial, Inc.†*	5,920	43
Kilroy Realty Corp.†	3,716	133
Kite Realty Group Trust†	3,848	16
LaSalle Hotel Properties	5,405	102
Lexington Realty Trust†	7,628	56
LTC Properties, Inc.	1,933	52
Medical Properties Trust, Inc.†	7,117	76
MFA Financial, Inc.	22,596	169
Mid-America Apartment Communities, Inc.	2,338	167
Mission West Properties, Inc.†	1,140	9
Monmouth Real Estate Investment Corp., Class A†	2,179	18
MPG Office Trust, Inc.†*	3,625	10
National Health Investors, Inc.†	1,556	71
National Retail Properties, Inc.†	5,411	147
Newcastle Investment Corp.†	5,197	29
NorthStar Realty Finance Corp.†	6,374	24
Omega Healthcare Investors, Inc.†	6,457	117
One Liberty Properties, Inc.†	706	11
Parkway Properties, Inc.†	1,368	19
Pebblebrook Hotel Trust†	3,254	52
Pennsylvania Real Estate Investment Trust†	3,573	37
PennyMac Mortgage Investment Trust†	1,799	31
Post Properties, Inc.†	3,176	133
Potlatch Corp.†	2,554	86
PS Business Parks, Inc.†	1,184	65
RAIT Financial Trust†	2,471	10
Ramco-Gershenson Properties Trust†	2,566	27
Redwood Trust, Inc.†	4,982	63
Resource Capital Corp.†	4,614	25
Retail Opportunity Investments Corp.†	2,697	30
RLJ Lodging Trust*	1,795	24
Sabra Health Care REIT, Inc.	2,345	27
Saul Centers, Inc.†	443	16
Sovran Self Storage, Inc.†	1,770	72
STAG Industrial, Inc.†	925	10
Starwood Property Trust, Inc.†	5,926	110
Strategic Hotels & Resorts, Inc.†*	11,128	53
Summit Hotel Properties, Inc.	1,909	16
Sun Communities, Inc.†	1,348	52
Sunstone Hotel Investors, Inc.†*	7,461	45
Tanger Factory Outlet Centers†	5,470	154
Terreno Realty Corp.†	536	8

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    19    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Real Estate Investment Trusts - 8.3% continued
Two Harbors Investment Corp.	8,959	$86
UMH Properties, Inc.†	822	8
Universal Health Realty Income Trust†	778	29
Urstadt Biddle Properties, Inc., Class A†	1,529	26
U-Store-It Trust†	6,349	68
Washington Real Estate Investment Trust†	4,195	130
Whitestone REIT†	436	5
Winthrop Realty Trust†	1,760	18

		6,046

Retail - 6.2%
99 Cents Only Stores*	2,966	55
Aeropostale, Inc.*	5,134	57
AFC Enterprises, Inc.*	1,654	21
America’s Car-Mart, Inc.*	554	17
ANN, Inc.†*	3,315	78
Asbury Automotive Group, Inc.†*	1,870	35
Ascena Retail Group, Inc.*	3,998	114
Barnes & Noble, Inc.†	1,935	26
Bebe Stores, Inc.†	2,385	16
Benihana, Inc., Class A†*	804	7
Big 5 Sporting Goods Corp.†	1,549	12
Biglari Holdings, Inc.†*	79	26
BJ’s Restaurants, Inc.†*	1,530	71
Bob Evans Farms, Inc.†	1,924	61
Body Central Corp.*	810	14
Bon-Ton Stores (The), Inc.†	672	5
Bravo Brio Restaurant Group, Inc.†*	1,267	26
Brown Shoe Co., Inc.†	2,941	24
Buckle (The), Inc.†	1,717	68
Buffalo Wild Wings, Inc.†*	1,166	72
Build-A-Bear Workshop, Inc.†*	1,086	6
Cabela’s, Inc.*	2,750	64
Caribou Coffee Co., Inc.*	767	12
Carrols Restaurant Group, Inc.*	748	7
Casey’s General Stores, Inc.†	2,396	108
Cash America International, Inc.†	1,871	105
Casual Male Retail Group, Inc.†*	2,518	11
Cato (The) Corp., Class A†	1,748	44
CEC Entertainment, Inc.†	1,262	39
Charming Shoppes, Inc.†*	7,569	24
Cheesecake Factory (The), Inc.†*	3,665	101
Children’s Place Retail Stores (The), Inc.†*	1,662	71
Christopher & Banks Corp.	2,497	12
Citi Trends, Inc.†*	946	11
Coinstar, Inc.†*	1,984	90
Coldwater Creek, Inc.†*	3,594	4
Collective Brands, Inc.†*	3,916	53
Conn’s, Inc.†*	847	5
Cost Plus, Inc.†*	1,127	9
Cracker Barrel Old Country Store, Inc.†	1,454	62
Denny’s Corp.†*	6,544	25
Destination Maternity Corp.†	690	10
DineEquity, Inc.†*	980	41
Domino’s Pizza, Inc.†*	3,928	109
Einstein Noah Restaurant Group, Inc.†	454	7
Express, Inc.	3,503	67
Ezcorp, Inc., Class A*	2,986	100
Finish Line (The), Inc., Class A†	3,300	66
First Cash Financial Services, Inc.†*	1,994	93
Fred’s, Inc., Class A†	2,527	29
Genesco, Inc.†*	1,508	80
GNC Holdings, Inc., Class A*	1,466	35
Gordmans Stores, Inc.†*	311	5
Group 1 Automotive, Inc.†	1,525	64
Haverty Furniture Cos., Inc.†	1,142	14
hhgregg, Inc.†*	1,107	12
Hibbett Sports, Inc.†*	1,741	65
HOT Topic, Inc.†	2,980	25
HSN, Inc.*	2,542	82
Jack in the Box, Inc.†*	3,139	65
Jamba, Inc.†*	4,151	7
Jos. A. Bank Clothiers, Inc.†*	1,757	90
Kenneth Cole Productions, Inc., Class A†*	471	5
Kirkland’s, Inc.†*	978	9
Krispy Kreme Doughnuts, Inc.†*	3,753	34
Lithia Motors, Inc., Class A†	1,439	27
Liz Claiborne, Inc.†*	6,165	32
Luby’s, Inc.†*	1,148	5
Lumber Liquidators Holdings, Inc.†*	1,537	23
MarineMax, Inc.†*	1,380	9
McCormick & Schmick’s Seafood Restaurants, Inc.†*	854	5
Men’s Wearhouse (The), Inc.	3,276	95
New York & Co., Inc.†*	1,578	6
Nu Skin Enterprises, Inc., Class A†	3,485	147
O’Charleys, Inc.†*	1,036	6
Office Depot, Inc.*	17,651	46
OfficeMax, Inc.†*	5,583	35
P.F. Chang’s China Bistro, Inc.†	1,442	43

EQUITY PORTFOLIOS    20    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Retail - 6.2% continued
Pacific Sunwear of California, Inc.*	2,969	$5
Pantry (The), Inc.†*	1,552	19
Papa John’s International, Inc.†*	1,256	37
PC Connection, Inc.†*	600	5
Penske Automotive Group, Inc.†	2,829	52
The Pep Boys - Manny, Moe & Jack†	3,429	34
PetMed Express, Inc.†	1,320	13
Pier 1 Imports, Inc.†*	6,767	72
Pricesmart, Inc.†	1,132	74
Red Robin Gourmet Burgers, Inc.†*	850	27
Regis Corp.†	3,669	54
Rite Aid Corp.†*	37,519	41
Ruby Tuesday, Inc.†*	4,175	35
Rue21, Inc.†*	989	25
Rush Enterprises, Inc., Class A†*	2,073	38
Ruth’s Hospitality Group, Inc.†*	2,185	12
Saks, Inc.†*	7,331	71
Shoe Carnival, Inc.†*	555	14
Sonic Automotive, Inc., Class A†	2,622	36
Sonic Corp.†*	3,967	37
Stage Stores, Inc.†	2,292	37
Stein Mart, Inc.†	1,623	12
Steinway Musical Instruments, Inc.*	415	10
Susser Holdings Corp.*	516	11
Syms Corp.*	352	3
Systemax, Inc.†*	650	9
Talbots, Inc.†*	4,407	13
Texas Roadhouse, Inc.†	3,986	57
Tuesday Morning Corp.†*	3,049	12
Vera Bradley, Inc.†*	1,269	45
Vitamin Shoppe, Inc.†*	1,580	70
West Marine, Inc.†*	1,041	10
Wet Seal (The), Inc., Class A*	6,551	33
Winmark Corp.†	147	7
World Fuel Services Corp.	4,496	167
Zale Corp.†*	1,902	8
Zumiez, Inc.†*	1,375	25

		4,491

Savings & Loans - 1.0%
Abington Bancorp, Inc.†	1,241	11
Astoria Financial Corp.†	5,510	56
Bank Mutual Corp.†	3,330	11
BankFinancial Corp.†	1,356	10
Beneficial Mutual Bancorp, Inc.*	2,049	16
Berkshire Hills Bancorp, Inc.†	1,298	28
BofI Holding, Inc.†*	557	8
Brookline Bancorp, Inc.	3,868	33
Cape Bancorp, Inc.†*	667	5
Charter Financial Corp.†	510	5
Clifton Savings Bancorp, Inc.†	600	6
Dime Community Bancshares, Inc†	2,026	24
ESB Financial Corp.†	778	9
ESSA Bancorp, Inc.†	702	8
First Defiance Financial Corp.†*	562	8
First Financial Holdings, Inc.†	952	6
First Pactrust Bancorp, Inc.†	524	6
Flagstar Bancorp, Inc.†*	11,290	7
Flushing Financial Corp.	2,046	24
Fox Chase Bancorp, Inc.†	904	12
Home Federal Bancorp, Inc.†	1,156	12
Investors Bancorp, Inc.†*	2,937	42
Kearny Financial Corp.†	756	7
Meridian Interstate Bancorp, Inc.†*	518	7
Northfield Bancorp, Inc.†	1,032	14
Northwest Bancshares, Inc.†	6,748	80
OceanFirst Financial Corp.†	854	10
Oritani Financial Corp.†	3,597	47
Provident Financial Services, Inc.†	3,831	48
Provident New York Bancorp†	2,589	17
Rockville Financial, Inc.†	1,957	19
Roma Financial Corp.†	461	4
Territorial Bancorp, Inc.†	733	15
United Financial Bancorp, Inc.†	1,088	17
ViewPoint Financial Group	2,281	27
Westfield Financial, Inc.†	1,777	13
WSFS Financial Corp.†	437	15

		687

Semiconductors - 3.3%
Advanced Analogic Technologies, Inc.*	2,612	16
Aeroflex Holding Corp.*	1,191	10
Alpha & Omega Semiconductor Ltd.†*	903	8
Amkor Technology, Inc.†*	6,878	30
Amtech Systems, Inc.†*	592	6
Anadigics, Inc.†*	4,011	11
Applied Micro Circuits Corp.*	4,161	24
ATMI, Inc.†*	2,043	35
Axcelis Technologies, Inc.†*	7,526	10
AXT, Inc.†*	1,940	15

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    21    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Semiconductors - 3.3% continued
Brooks Automation, Inc.†*	4,216	$40
Cabot Microelectronics Corp.*	1,496	60
Cavium, Inc.†*	3,081	99
Ceva, Inc.†*	1,467	39
Cirrus Logic, Inc.†*	4,203	64
Cohu, Inc.	1,607	18
Diodes, Inc.†*	2,244	45
DSP Group, Inc.†*	1,412	9
eMagin Corp.*	1,080	4
Emcore Corp.†*	5,327	9
Emulex Corp.*	5,580	38
Entegris, Inc.*	8,546	64
Entropic Communications, Inc.†*	5,615	25
Exar Corp.†*	2,434	15
Formfactor, Inc.*	3,349	26
FSI International, Inc.†*	2,296	5
GSI Group, Inc.*	1,759	17
GSI Technology, Inc.†*	1,170	6
GT Advanced Technologies, Inc.†*	8,008	98
Hittite Microwave Corp.*	1,992	108
Inphi Corp.†*	1,227	10
Integrated Device Technology, Inc.*	9,416	53
Integrated Silicon Solution, Inc.†*	1,817	15
IXYS Corp.†*	1,619	19
Kopin Corp.†*	4,414	17
Kulicke & Soffa Industries, Inc.†*	4,579	40
Lattice Semiconductor Corp.†*	7,484	42
LTX-Credence Corp.†*	3,062	17
MaxLinear, Inc., Class A†*	988	6
Micrel, Inc.†	3,104	31
Microsemi Corp.*	5,494	85
Mindspeed Technologies, Inc.†*	2,120	12
MIPS Technologies, Inc.†*	3,512	20
MKS Instruments, Inc.	3,311	77
Monolithic Power Systems, Inc.†*	1,858	24
MoSys, Inc.†*	2,304	9
Nanometrics, Inc.†*	1,345	21
Netlogic Microsystems, Inc.†*	4,346	131
Omnivision Technologies, Inc.*	3,689	68
Pericom Semiconductor Corp.†*	1,728	13
Photronics, Inc.†*	3,739	24
PLX Technology, Inc.†*	2,809	9
Power Integrations, Inc.†	1,836	59
Rambus, Inc.†*	6,241	73
Richardson Electronics Ltd.†	865	12
Rubicon Technology, Inc.†*	1,043	13
Rudolph Technologies, Inc.*	1,941	13
Semtech Corp.*	4,150	89
Sigma Designs, Inc.†*	1,962	16
Silicon Image, Inc.*	5,138	27
Standard Microsystems Corp.*	1,489	31
Supertex, Inc.†*	677	13
Tessera Technologies, Inc.*	3,249	46
TriQuint Semiconductor, Inc.†*	10,442	79
Ultra Clean Holdings†*	1,323	7
Ultratech, Inc.*	1,603	33
Veeco Instruments, Inc.†*	2,590	94
Volterra Semiconductor Corp.†*	1,554	32
Zoran Corp.†*	3,273	27

		2,361

Software - 4.0%
Accelrys, Inc.†*	3,407	22
ACI Worldwide, Inc.†*	2,126	64
Actuate Corp.†*	2,226	14
Acxiom Corp.†*	5,143	56
Advent Software, Inc.†*	2,083	48
American Software, Inc., Class A†	1,594	13
Aspen Technology, Inc.†*	5,382	90
athenahealth, Inc.†*	2,219	129
Avid Technology, Inc.†*	1,975	19
Blackbaud, Inc.†	2,827	71
Blackboard, Inc.†*	2,239	94
Bottomline Technologies, Inc.†*	2,156	50
Callidus Software, Inc.†*	1,832	9
CommVault Systems, Inc.*	2,806	95
Computer Programs & Systems, Inc.	698	49
Concur Technologies, Inc.†*	2,839	119
Convio, Inc.†*	789	7
Cornerstone OnDemand, Inc.†*	676	10
CSG Systems International, Inc.*	2,240	30
Deltek, Inc.†*	1,388	9
DemandTec, Inc.†*	1,966	13
Digi International, Inc.*	1,677	21
DynaVox, Inc., Class A†*	511	3
Ebix, Inc.†*	1,962	32
Ellie Mae, Inc.†*	537	3
Envestnet, Inc.†*	1,292	15
EPIQ Systems, Inc.†	2,069	26

EQUITY PORTFOLIOS    22    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Software - 4.0% continued
ePocrates, Inc.†*	333	$4
Fair Isaac Corp.	2,524	64
FalconStor Software, Inc.†*	1,759	6
Geeknet, Inc.†*	271	6
Glu Mobile, Inc.†*	2,514	8
Guidance Software, Inc.†*	873	5
inContact, Inc.†*	2,031	8
InnerWorkings, Inc.†*	1,650	12
Interactive Intelligence Group†*	929	30
JDA Software Group, Inc.*	2,687	71
Mantech International Corp., Class A†	1,477	55
MedAssets, Inc.†*	3,075	35
Medidata Solutions, Inc.*	1,370	23
MedQuist Holdings, Inc.*	1,887	16
MicroStrategy, Inc., Class A†*	509	63
Monotype Imaging Holdings, Inc.†*	2,326	27
NetSuite, Inc.†*	1,733	56
Omnicell, Inc.†*	2,158	34
OPNET Technologies, Inc.†	932	32
Parametric Technology Corp.*	7,564	136
PDF Solutions, Inc.†*	1,710	9
Pegasystems, Inc.†	1,057	43
Progress Software Corp.*	4,254	89
PROS Holdings, Inc.*	1,304	21
QAD, Inc., Class A†*	455	5
QLIK Technologies, Inc.†*	4,481	114
Quality Systems, Inc.†	1,230	113
Quest Software, Inc.*	3,874	67
RealPage, Inc.†*	1,933	40
Renaissance Learning, Inc.†	787	12
RightNow Technologies, Inc.†*	1,572	52
Rosetta Stone, Inc.†*	773	10
Schawk, Inc.†	710	9
SciQuest, Inc.*	746	11
Seachange International, Inc.†*	1,627	13
Smith Micro Software, Inc.†*	1,965	4
SolarWinds, Inc.†*	3,630	90
SS&C Technologies Holdings, Inc.†*	1,647	27
Synchronoss Technologies, Inc.†*	1,678	46
SYNNEX Corp.†*	1,594	42
Take-Two Interactive Software, Inc.†*	4,670	62
Taleo Corp., Class A†*	2,613	67
THQ, Inc.†*	4,194	8
Tyler Technologies, Inc.†*	2,023	51
Ultimate Software Group, Inc.†*	1,644	83
Verint Systems, Inc.*	1,350	39

		2,929

Storage/Warehousing - 0.1%
Mobile Mini, Inc.†*	2,343	45

Telecommunications - 3.3%
8x8, Inc.†*	3,762	16
ADTRAN, Inc.†	4,104	127
Alaska Communications Systems Group, Inc.†	2,764	21
Anaren, Inc.*	945	19
Anixter International, Inc.†	1,839	109
Arris Group, Inc.*	7,838	86
Aruba Networks, Inc.†*	5,423	116
Atlantic Tele-Network, Inc.†	623	21
Aviat Networks, Inc.*	3,688	10
BigBand Networks, Inc.†*	3,043	4
Black Box Corp.	1,162	29
Calix, Inc.*	2,421	36
Cbeyond, Inc.†*	1,719	16
Cincinnati Bell, Inc.†*	12,628	43
Communications Systems, Inc.†	434	6
Comtech Telecommunications Corp.†	1,694	47
Consolidated Communications Holdings, Inc.†	1,691	32
Dialogic, Inc.†*	1,147	3
DigitalGlobe, Inc.*	2,243	51
Extreme Networks, Inc.†*	6,175	17
Fairpoint Communications, Inc.†*	1,256	8
Finisar Corp.†*	5,696	105
General Communication, Inc., Class A†*	2,749	24
GeoEye, Inc.*	1,404	51
Global Crossing Ltd.†*	1,944	55
Globalstar, Inc.†*	8,161	7
Globecomm Systems, Inc.†*	1,509	19
Harmonic, Inc.†*	7,340	35
HickoryTech Corp.†	940	9
IDT Corp., Class B	937	21
Infinera Corp.†*	6,632	50
InterDigital, Inc.†	2,885	203
Iridium Communications, Inc.†*	2,867	21
Ixia*	2,563	22
KVH Industries, Inc.†*	928	8
Leap Wireless International, Inc.*	3,868	35

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    23    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Telecommunications - 3.3% continued
LogMeIn, Inc.†*	1,308	$41
Loral Space & Communications, Inc.†*	697	39
Meru Networks, Inc.†*	710	7
Motricity, Inc.†*	2,244	5
NeoPhotonics Corp.†*	534	3
Netgear, Inc.†*	2,318	64
Neutral Tandem, Inc.*	2,247	27
Novatel Wireless, Inc.†*	1,851	6
NTELOS Holdings Corp.†	1,933	38
NumereX Corp., Class A†*	614	4
Oclaro, Inc.†*	3,086	13
Oplink Communications, Inc.*	1,283	21
Opnext, Inc.*	2,478	4
ORBCOMM, Inc.†*	2,126	5
PAETEC Holding Corp.†*	7,954	45
Plantronics, Inc.	3,051	98
Powerwave Technologies, Inc.†*	10,298	18
Preformed Line Products Co.†	153	8
Premiere Global Services, Inc.†*	3,380	28
Procera Networks, Inc.*	955	8
RF Micro Devices, Inc.†*	17,574	109
RigNet, Inc.*	326	5
Shenandoah Telecommunications Co.†	1,560	21
ShoreTel, Inc.†*	3,066	21
Sonus Networks, Inc.†*	13,554	35
SureWest Communications†	838	10
Sycamore Networks, Inc.†	1,318	23
Symmetricom, Inc.*	2,914	16
Tekelec*	4,020	29
TeleNav, Inc.†*	984	9
UniTek Global Services, Inc.†*	689	4
USA Mobility, Inc.	1,344	20
Viasat, Inc.†*	2,300	82
Vonage Holdings Corp.†*	8,952	33
Westell Technologies, Inc., Class A*	3,239	8

		2,389

Textiles - 0.1%
G&K Services, Inc., Class A†	1,211	34
Unifirst Corp.†	903	47

		81

Toys, Games & Hobbies - 0.1%
Jakks Pacific, Inc.†*	1,808	31
Leapfrog Enterprises, Inc.†*	2,595	8

		39

Transportation - 1.9%
Air Transport Services Group, Inc.†*	3,358	18
Arkansas Best Corp.†	1,647	34
Atlas Air Worldwide Holdings, Inc.*	1,672	82
Baltic Trading Ltd.†	987	5
Bristow Group, Inc.	2,313	102
CAI International, Inc.†*	733	11
Celadon Group, Inc.†*	1,394	16
Covenant Transport Group, Inc., Class A*	607	3
DHT Holdings, Inc.†	4,015	12
Eagle Bulk Shipping, Inc.†*	3,608	7
Echo Global Logistics, Inc.†*	669	9
Excel Maritime Carriers Ltd.†*	3,065	6
Forward Air Corp.	1,890	54
Frontline Ltd.†	3,393	26
Genco Shipping & Trading Ltd.†*	1,911	14
General Maritime Corp.†	7,955	3
Genesee & Wyoming, Inc., Class A*	2,514	131
Golar LNG Ltd.†	2,542	84
Gulfmark Offshore, Inc., Class A*	1,512	60
Heartland Express, Inc.†	3,230	49
HUB Group, Inc., Class A*	2,358	74
International Shipholding Corp.†	301	6
Knight Transportation, Inc.†	3,902	59
Knightsbridge Tankers Ltd.†	1,351	24
Marten Transport Ltd.	964	18
Nordic American Tankers Ltd.†	2,985	54
Old Dominion Freight Line, Inc.*	3,032	97
Overseas Shipholding Group, Inc.†	1,723	31
Pacer International, Inc.†*	2,115	10
Patriot Transportation Holding, Inc.†*	377	8
PHI, Inc. (Non Voting)†*	880	20
Quality Distribution, Inc.†*	913	11
RailAmerica, Inc.†*	1,442	20
Roadrunner Transportation Systems, Inc.†*	549	8
Saia, Inc.†*	961	12
Scorpio Tankers, Inc.†*	1,497	10
Ship Finance International Ltd.†	2,852	45
Swift Transportation Co.†*	5,078	44
Teekay Tankers Ltd., Class A†	2,592	17
Ultrapetrol Bahamas Ltd.†*	1,300	4
Universal Truckload Services, Inc.†*	338	5

EQUITY PORTFOLIOS    24    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9% continued
Transportation - 1.9% continued
Werner Enterprises, Inc.†	2,807	$65

		1,368

Trucking & Leasing - 0.2%
AMERCO*	551	40
Greenbrier Cos., Inc.†*	1,248	22
TAL International Group, Inc.†	1,281	38
Textainer Group Holdings Ltd.†	679	16

		116

Water - 0.3%
American States Water Co.†	1,200	43
Artesian Resources Corp., Class A†	454	8
California Water Service Group†	2,667	50
Connecticut Water Service, Inc.†	577	15
Consolidated Water Co. Ltd.†	851	7
Middlesex Water Co.†	1,019	19
Pennichuck Corp.†	373	11
Pico Holdings, Inc.*	1,459	34
SJW Corp.†	880	20
York Water Co.†	817	15

		222

Total Common Stocks (Cost $67,464)		69,615

INVESTMENT COMPANIES - 54.2%
Northern Institutional Funds - Diversified Assets Portfolio(3)(4)	2,331,097	2,331
Northern Institutional Funds - Liquid Assets Portfolio(3)(5)(6)	36,981,413	36,981

Total Investment Companies (Cost $39,312)		39,312

OTHER - 0.0%
Escrow DLB Oil & Gas(7) *	400	—
Escrow Gerber Scientific, Inc(7) †*	1,539	—
Escrow Position PetroCorp.(7) *	420	—

Total Other (Cost $ —)		—

RIGHTS - 0.0%
CSF Holdings, Inc.*	2,000	—

Total Rights (Cost $ —)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Krispy Kreme Doughnuts, Inc., Exp. 3/2/12, Strike $12.21*	88	$—

Total Warrants (Cost $ —)		—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.5%
U.S. Treasury Bill,
0.02%, 11/17/11(8)	$330	$330
0.05%, 5/3/12(8)	15	15

Total Short-Term Investments (Cost $345)		345

Total Investments - 150.6% (Cost $107,121)		109,272

Liabilities less Other Assets - (50.6)%		(36,695)

NET ASSETS - 100.0%		$72,577

(1)	Cohen & Steers, Inc. is a sub-adviser for the Northern Multi-Manager Global Real Estate Fund.
(2)	Pzena Investment Management, Inc. is a sub-adviser for the Northern Multi-Manager Emerging Markets Equity Fund.
(3)	Investment in affiliated Portfolio.
(4)	At November 30, 2010, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Nothern Institutional Funds was approximately $1,296,000 with net purchases of approximately $1,035,000 during the nine months ended August 31, 2011.
(5)	Investment relates to cash collateral received from portfolio securities loaned.
(6)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $30,996,000 with net purchases of approximately $5,985,000 during the nine months ended August 31, 2011.
(7)	Security has been deemed worthless by the Northern Trust Investments Valuation Committee.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$112,113

Gross tax appreciation of investments	$9,857

Gross tax depreciation of investments	(12,126)

Net tax appreciation of investments	$(2,269)

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    25    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued	AUGUST 31, 2011 (UNAUDITED)

At August 31, 2011, the Small Company Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000
Mini	39	$2,832	Long	9/11	$194

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Company Index Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$69,615	(1)	$—	$—	$69,615
Investment Companies	39,312		—	—	39,312
Short-Term Investments	—		345	—	345

Total Investments	$108,927		$345	$—	$109,272

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$194		$—	$—	$194

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At August 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY PORTFOLIOS    26    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH PORTFOLIO	AUGUST 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4%
Aerospace/Defense - 2.4%
Boeing (The) Co.	11,000	$735
United Technologies Corp.	12,295	913

		1,648

Apparel - 3.6%
Coach, Inc.	15,545	874
Deckers Outdoor Corp.†*	7,883	701
NIKE, Inc., Class B	10,858	941

		2,516

Auto Parts & Equipment - 2.1%
Johnson Controls, Inc.	45,410	1,448

Beverages - 3.2%
Green Mountain Coffee Roasters, Inc.†*	10,415	1,091
PepsiCo, Inc.	18,005	1,160

		2,251

Biotechnology - 5.2%
Alexion Pharmaceuticals, Inc.†*	14,735	854
Biogen Idec, Inc.†*	3,820	360
Celgene Corp.*	15,790	939
Illumina, Inc.†*	18,870	983
Vertex Pharmaceuticals, Inc.†*	11,395	516

		3,652

Chemicals - 2.0%
Air Products & Chemicals, Inc.	7,385	605
Monsanto Co.	11,710	807

		1,412

Computers - 12.7%
Apple, Inc.*	9,585	3,689
Cognizant Technology Solutions Corp., Class A*	20,495	1,300
EMC Corp.*	51,905	1,172
International Business Machines Corp.	7,445	1,280
Riverbed Technology, Inc.†*	23,050	571
Teradata Corp.*	16,650	872

		8,884

Diversified Financial Services - 3.1%
American Express Co.†	28,540	1,419
IntercontinentalExchange, Inc.*	6,219	733

		2,152

Electronics - 1.1%
Trimble Navigation Ltd.*	19,655	730

Environmental Control - 0.9%
Stericycle, Inc.*	6,790	596

Food - 1.4%
Whole Foods Market, Inc.	15,185	1,003

Healthcare - Products - 2.7%
Covidien PLC	13,735	716
Intuitive Surgical, Inc.†*	3,062	1,168

		1,884

Internet - 9.1%
Amazon.com, Inc.*	10,250	2,207
F5 Networks, Inc.*	9,532	778
Google, Inc., Class A*	2,832	1,532
Netflix, Inc.†*	2,777	652
OpenTable, Inc.†*	4,995	305
priceline.com, Inc.*	1,604	862

		6,336

Machinery - Diversified - 3.3%
Cummins, Inc.	11,710	1,088
Deere & Co.	14,950	1,208

		2,296

Media - 2.3%
DIRECTV, Class A†*	15,550	684
Walt Disney (The) Co.	27,160	925

		1,609

Metal Fabrication/Hardware - 1.2%
Precision Castparts Corp.	5,050	827

Mining - 2.8%
BHP Billiton Ltd. ADR†	9,640	821
Freeport-McMoRan Copper & Gold, Inc.	23,880	1,126

		1,947

Miscellaneous Manufacturing - 2.9%
Danaher Corp.	28,055	1,285
Polypore International, Inc.†*	12,040	743

		2,028

Oil & Gas - 3.8%
Apache Corp.	9,762	1,006
Exxon Mobil Corp.	13,570	1,005
Suncor Energy, Inc.	20,455	652

		2,663

Oil & Gas Services - 6.6%
Halliburton Co.	20,095	892

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Oil & Gas Services - 6.6% continued
National Oilwell Varco, Inc.	25,905	$1,713
Schlumberger Ltd.	25,300	1,976

		4,581

Pharmaceuticals - 1.5%
Abbott Laboratories	13,695	719
Allergan, Inc.†	3,810	312

		1,031

Retail - 7.6%
Costco Wholesale Corp.	9,325	732
Dick’s Sporting Goods, Inc.†*	20,910	735
Lululemon Athletica, Inc.†*	8,120	444
McDonald’s Corp.†	11,030	998
Starbucks Corp.	28,970	1,119
Tiffany & Co.	17,745	1,277

		5,305

Semiconductors - 1.0%
ARM Holdings PLC ADR†	26,085	719

Software - 8.0%
Autodesk, Inc.*	16,075	453
Cerner Corp.†*	15,235	1,005
Citrix Systems, Inc.*	21,500	1,299
Informatica Corp.*	11,155	466
Oracle Corp.	29,225	820
Red Hat, Inc.*	15,540	615
Salesforce.com, Inc.†*	7,169	923

		5,581

Telecommunications - 4.3%
Acme Packet, Inc.†*	12,185	574
American Tower Corp., Class A*	13,540	729
QUALCOMM, Inc.	33,480	1,723

		3,026

Transportation - 1.6%
Kansas City Southern*	20,695	1,121

Total Common Stocks (Cost $56,470)		67,246

INVESTMENT COMPANIES - 25.6%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	2,521,026	2,521
Northern Institutional Funds - Liquid Assets Portfolio (1) (3) (4)	15,369,369	15,369

Total Investment Companies (Cost $17,890)		17,890

Total Investments - 122.0% (Cost $74,360)		85,136
Liabilities less Other Assets - (22.0)%		(15,355)

NET ASSETS - 100.0%		$69,781

(1)	Investment in affiliated Portfolio.
(2)	At November 30, 2010, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $3,230,000 with net sales of approximately $709,000 during the nine months ended August 31, 2011.
(3)	Investment relates to cash collateral received from portfolio securities loaned.
(4)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $14,131,000 with net purchases of approximately $1,238,000 during the nine months ended August 31, 2011.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$74,916

Gross tax appreciation of investments	$11,509
Gross tax depreciation of investments	(1,289)

Net tax appreciation of investments	$10,220

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Growth Portfolio’s investments, which are carried at fair value, as of August 31, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$67,246	(1)	$—	$—	$67,246
Investment Companies	17,890		—	—	17,890

Total Investments	$85,136		$—	$—	$85,136

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At August 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY PORTFOLIO	AUGUST 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%
Aerospace/Defense - 0.4%
General Dynamics Corp.†	413	$27

Agriculture - 2.8%
Philip Morris International, Inc.†	3,023	210

Auto Parts & Equipment - 0.9%
Johnson Controls, Inc.†	2,210	71

Banks - 8.3%
Citigroup, Inc.	4,699	146
JPMorgan Chase & Co.	5,298	199
U.S. Bancorp†	5,398	125
Wells Fargo & Co.†	5,713	149

		619

Beverages - 3.0%
Anheuser-Busch InBev N.V. ADR†	1,416	78
Dr Pepper Snapple Group, Inc.†	1,775	69
PepsiCo, Inc.†	1,165	75

		222

Biotechnology - 3.3%
Celgene Corp.†*	1,507	90
Gilead Sciences, Inc.*	2,300	92
Life Technologies Corp.†*	1,562	65

		247

Coal - 0.9%
Arch Coal, Inc.†	3,128	64

Computers - 10.8%
Apple, Inc.†*	896	345
Brocade Communications Systems, Inc.*	11,095	43
EMC Corp.*	5,091	115
Hewlett-Packard Co.	3,256	85
International Business Machines Corp.†	532	91
NetApp, Inc.†*	1,193	45
Teradata Corp.†*	1,557	81

		805

Cosmetics/Personal Care - 2.1%
Procter & Gamble (The) Co.†	2,432	155

Diversified Financial Services - 1.5%
Discover Financial Services	4,492	113

Electric - 2.7%
Dominion Resources, Inc.†	1,396	68
Southern Co.†	3,185	132

		200

Electronics - 1.2%
TE Connectivity Ltd.	2,931	90

Food - 1.3%
General Mills, Inc.	2,473	94

Healthcare - Products - 2.8%
Baxter International, Inc.	1,693	95
Covidien PLC†	2,234	116

		211

Healthcare - Services - 3.2%
Humana, Inc.	1,452	113
UnitedHealth Group, Inc.†	2,589	123

		236

Home Furnishings - 0.9%
Harman International Industries, Inc.	1,752	63

Insurance - 2.6%
CNO Financial Group, Inc.†*	19,094	123
MGIC Investment Corp.†*	6,847	18
Unum Group†	2,269	53

		194

Internet - 1.9%
F5 Networks, Inc.*	725	59
Google, Inc., Class A†*	150	81

		140

Machinery - Diversified - 0.7%
Cummins, Inc.	532	49

Media - 2.2%
Comcast Corp., Class A†	3,276	70
Walt Disney (The) Co.	2,670	91

		161

Metal Fabrication/Hardware - 1.5%
Precision Castparts Corp.†	672	110

Mining - 2.0%
Alcoa, Inc.†	5,917	76
BHP Billiton Ltd. ADR†	872	74

		150

Miscellaneous Manufacturing - 4.6%
Dover Corp.†	1,610	93
General Electric Co.	11,127	181
Honeywell International, Inc.†	1,394	67

		341

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Oil & Gas - 8.6%
Apache Corp.	641	$66
Chevron Corp.†	2,112	209
Exxon Mobil Corp.	2,508	186
Noble Energy, Inc.	819	72
Suncor Energy, Inc.†	3,320	106

		639

Oil & Gas Services - 2.4%
National Oilwell Varco, Inc.	1,062	70
Schlumberger Ltd.	1,422	111

		181

Pharmaceuticals - 5.4%
McKesson Corp.†	1,161	93
Mead Johnson Nutrition Co.†	1,035	74
Merck & Co., Inc.†	3,984	132
Pfizer, Inc.	5,558	105

		404

Pipelines - 1.0%
Spectra Energy Corp.†	2,920	76

Retail - 7.1%
Darden Restaurants, Inc.†	1,703	82
Dick’s Sporting Goods, Inc.†*	2,058	72
Guess?, Inc.†	2,130	73
Nordstrom, Inc.†	2,557	116
Target Corp.	1,579	82
TJX Cos., Inc.†	1,895	103

		528

Semiconductors - 0.9%
Xilinx, Inc.†	2,126	66

Software - 3.3%
Citrix Systems, Inc.*	1,276	77
Oracle Corp.	6,058	170

		247

Telecommunications - 6.5%
AT&T, Inc.†	4,726	135
CenturyLink, Inc.†	2,923	106
Cisco Systems, Inc.	7,611	119
MetroPCS Communications, Inc.*	2,542	28
QUALCOMM, Inc.	1,899	98

		486

Transportation - 1.8%
Kansas City Southern†*	2,423	131

Total Common Stocks (Cost $6,807)		7,330

INVESTMENT COMPANIES - 49.5%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	105,884	106
Northern Institutional Funds - Liquid Assets Portfolio (1) (3) (4)	3,570,141	3,570
Total Investment Companies (Cost $3,676)		3,676

Total Investments - 148.1% (Cost $10,483)		11,006

Liabilities less Other Assets - (48.1)%		(3,574)

NET ASSETS - 100.0%		$7,432

(1)	Investment in affiliated Portfolio.
(2)	At November 30, 2010, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $92,000 with net purchases of approximately $14,000 during the nine months ended August 31, 2011.
(3)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $3,524,000 with net purchases of approximately $46,000 during the nine months ended August 31, 2011.
(4)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$10,623

Gross tax appreciation of investments	$834
Gross tax depreciation of investments	(451)

Net tax appreciation of investments	$383

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Equity Portfolio’s investments, which are carried at fair value, as of August 31, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$7,330	(1)	$—	$—	$7,330
Investment Companies	3,676		—	—	3,676

Total Investments	$11,006		$—	$—	$11,006

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At August 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO	AUGUST 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%
Advertising - 0.1%
Interpublic Group of (The) Cos., Inc.†	27,372	$236
Omnicom Group, Inc.	15,776	640

		876

Aerospace/Defense - 1.9%
Boeing (The) Co.	41,409	2,769
General Dynamics Corp.	20,849	1,336
Goodrich Corp.	6,973	622
L-3 Communications Holdings, Inc.	5,923	402
Lockheed Martin Corp.†	15,977	1,185
Northrop Grumman Corp.	15,594	852
Raytheon Co.	19,968	863
Rockwell Collins, Inc.†	8,643	436
United Technologies Corp.	51,321	3,810

		12,275

Agriculture - 2.0%
Altria Group, Inc.	117,484	3,195
Archer-Daniels-Midland Co.	38,240	1,089
Lorillard, Inc.†	8,041	896
Philip Morris International, Inc.	99,742	6,914
Reynolds American, Inc.†	18,957	712

		12,806

Airlines - 0.1%
Southwest Airlines Co.†	44,448	383

Apparel - 0.6%
Coach, Inc.	16,443	924
NIKE, Inc., Class B	21,265	1,843
Ralph Lauren Corp.†	3,597	493
VF Corp.	4,893	573

		3,833

Auto Manufacturers - 0.5%
Ford Motor Co.†*	212,906	2,368
PACCAR, Inc.†	20,471	770

		3,138

Auto Parts & Equipment - 0.2%
Goodyear Tire & Rubber (The) Co.*	14,119	176
Johnson Controls, Inc.	37,999	1,211

		1,387

Banks - 6.6%
Bank of America Corp.	568,308	4,643
Bank of New York Mellon (The) Corp.	69,674	1,440
BB&T Corp.	39,171	873
Capital One Financial Corp.	25,743	1,186
Citigroup, Inc.	163,806	5,086
Comerica, Inc.	11,266	288
Fifth Third Bancorp	51,633	548
First Horizon National Corp.	16,038	113
First Horizon National Corp. - (Fractional Shares)*	290,887	—
Goldman Sachs Group (The), Inc.	29,023	3,373
Huntington Bancshares, Inc.	48,627	245
JPMorgan Chase & Co.	222,844	8,370
KeyCorp	53,611	356
M&T Bank Corp.	7,088	539
Morgan Stanley	83,360	1,459
Northern Trust Corp.(1) (2) †	12,286	472
PNC Financial Services Group, Inc.	29,549	1,482
Regions Financial Corp.	70,646	321
State Street Corp.	28,246	1,003
SunTrust Banks, Inc.	30,162	600
U.S. Bancorp	108,231	2,512
Wells Fargo & Co.	296,711	7,744
Zions Bancorporation†	9,950	174

		42,827

Beverages - 2.6%
Brown-Forman Corp., Class B	5,658	406
Coca-Cola (The) Co.	128,396	9,045
Coca-Cola Enterprises, Inc.	18,194	503
Constellation Brands, Inc., Class A*	10,562	209
Dr Pepper Snapple Group, Inc.	12,403	477
Molson Coors Brewing Co., Class B†	9,171	401
PepsiCo, Inc.	88,669	5,713

		16,754

Biotechnology - 1.2%
Amgen, Inc.	52,122	2,888
Biogen Idec, Inc.*	13,535	1,275
Celgene Corp.*	25,920	1,542
Gilead Sciences, Inc.*	44,111	1,759
Life Technologies Corp.*	9,997	420

		7,884

Building Materials - 0.0%
Masco Corp.	20,657	183

Chemicals - 2.1%
Air Products & Chemicals, Inc.	11,880	973
Airgas, Inc.	3,783	245

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Chemicals - 2.1% continued
CF Industries Holdings, Inc.	3,995	$730
Dow Chemical (The) Co.	65,914	1,875
E.I. du Pont de Nemours & Co.	52,078	2,514
Eastman Chemical Co.	3,971	329
Ecolab, Inc.†	13,030	698
FMC Corp.	4,046	307
International Flavors & Fragrances, Inc.	4,516	262
Monsanto Co.	30,067	2,073
PPG Industries, Inc.	8,853	678
Praxair, Inc.	17,051	1,679
Sherwin-Williams (The) Co.†	4,954	375
Sigma-Aldrich Corp.	6,827	440

		13,178

Coal - 0.3%
Alpha Natural Resources, Inc.*	12,693	420
Consol Energy, Inc.	12,703	580
Peabody Energy Corp.	15,181	741

		1,741

Commercial Services - 1.4%
Apollo Group, Inc., Class A*	7,097	332
Automatic Data Processing, Inc.	28,086	1,405
DeVry, Inc.	3,668	162
Equifax, Inc.	6,726	218
H&R Block, Inc.†	16,490	249
Iron Mountain, Inc.†	11,250	366
Mastercard, Inc., Class A	5,284	1,742
Monster Worldwide, Inc.†*	6,407	61
Moody’s Corp.†	11,079	342
Paychex, Inc.†	18,119	489
Quanta Services, Inc.*	12,306	236
R.R. Donnelley & Sons Co.†	10,975	167
Robert Half International, Inc.	8,061	193
SAIC, Inc.*	14,862	223
Total System Services, Inc.	8,598	156
Visa, Inc., Class A	26,881	2,362
Western Union (The) Co.	35,534	587

		9,290

Computers - 6.9%
Accenture PLC, Class A	36,424	1,952
Apple, Inc.*	51,855	19,955
Cognizant Technology Solutions Corp., Class A*	17,061	1,083
Computer Sciences Corp.	8,705	267
Dell, Inc.*	92,053	1,368
EMC Corp.*	115,390	2,607
Hewlett-Packard Co.	116,339	3,028
International Business Machines Corp.	67,937	11,679
Lexmark International, Inc., Class A†*	3,969	127
NetApp, Inc.*	20,612	775
SanDisk Corp.*	13,337	489
Teradata Corp.*	9,462	496
Western Digital Corp.*	13,225	390

		44,216

Cosmetics/Personal Care - 2.1%
Avon Products, Inc.	24,095	544
Colgate-Palmolive Co.	27,425	2,467
Estee Lauder (The) Cos., Inc., Class A	6,375	623
Procter & Gamble (The) Co.	156,563	9,970

		13,604

Distribution/Wholesale - 0.2%
Fastenal Co.†	16,569	555
Genuine Parts Co.†	8,946	492
W.W. Grainger, Inc.†	3,309	510

		1,557

Diversified Financial Services - 1.7%
American Express Co.	58,676	2,917
Ameriprise Financial, Inc.	13,557	619
BlackRock, Inc.	5,380	886
Charles Schwab (The) Corp.	56,176	693
CME Group, Inc.	3,758	1,004
Discover Financial Services	30,570	769
E*TRADE Financial Corp.*	13,563	168
Federated Investors, Inc., Class B†	5,767	102
Franklin Resources, Inc.	8,087	970
IntercontinentalExchange, Inc.*	4,111	485
Invesco Ltd.	25,840	473
Janus Capital Group, Inc.†	9,309	68
Legg Mason, Inc.	8,599	245
NASDAQ OMX Group (The), Inc.*	8,849	209
NYSE Euronext	14,660	400
SLM Corp.	29,562	406
T. Rowe Price Group, Inc.†	14,553	778

		11,192

Electric - 3.2%
AES (The) Corp.*	36,779	399
Ameren Corp.	13,844	419

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Electric - 3.2% continued
American Electric Power Co., Inc.	26,925	$1,040
CMS Energy Corp.†	14,190	280
Consolidated Edison, Inc.†	16,340	918
Constellation Energy Group, Inc.†	11,406	439
Dominion Resources, Inc.	32,270	1,573
DTE Energy Co.	9,552	483
Duke Energy Corp.†	74,521	1,409
Edison International	18,140	675
Entergy Corp.	9,952	649
Exelon Corp.†	37,157	1,602
FirstEnergy Corp.	23,420	1,036
Integrys Energy Group, Inc.†	4,487	225
NextEra Energy, Inc.	23,617	1,340
Northeast Utilities	9,771	339
NRG Energy, Inc.*	13,710	321
Pepco Holdings, Inc.†	12,827	250
PG&E Corp.	22,274	943
Pinnacle West Capital Corp.†	6,178	273
PPL Corp.†	32,282	932
Progress Energy, Inc.	16,424	802
Public Service Enterprise Group, Inc.	28,336	967
SCANA Corp.†	6,546	263
Southern Co.	47,588	1,968
TECO Energy, Inc.	12,415	227
Wisconsin Energy Corp.	13,043	413
Xcel Energy, Inc.	27,016	667

		20,852

Electrical Components & Equipment - 0.3%
Emerson Electric Co.	42,085	1,959
Molex, Inc.†	8,073	176

		2,135

Electronics - 0.5%
Agilent Technologies, Inc.*	19,498	719
Amphenol Corp., Class A	9,854	463
FLIR Systems, Inc.	8,598	222
Jabil Circuit, Inc.	11,311	191
PerkinElmer, Inc.	6,000	137
Thermo Fisher Scientific, Inc.*	21,483	1,180
Waters Corp.*	5,154	412

		3,324

Energy - Alternate Sources - 0.1%
First Solar, Inc.†*	3,104	310

Engineering & Construction - 0.1%
Fluor Corp.	9,862	599
Jacobs Engineering Group, Inc.*	6,844	255

		854

Entertainment - 0.0%
International Game Technology	16,338	249

Environmental Control - 0.3%
Republic Services, Inc.	16,874	512
Stericycle, Inc.†*	4,881	428
Waste Management, Inc.†	26,456	874

		1,814

Food - 2.0%
Campbell Soup Co.†	10,534	336
ConAgra Foods, Inc.	22,935	560
Dean Foods Co.*	9,260	80
General Mills, Inc.	35,825	1,358
H.J. Heinz Co.†	18,042	950
Hershey (The) Co.	8,612	505
Hormel Foods Corp.†	8,131	224
J.M. Smucker (The) Co.	6,467	466
Kellogg Co.†	14,057	764
Kraft Foods, Inc., Class A	98,569	3,452
Kroger (The) Co.	34,043	802
McCormick & Co., Inc. (Non Voting)	7,420	355
Safeway, Inc.†	19,908	365
Sara Lee Corp.	32,819	592
SUPERVALU, Inc.†	10,734	85
Sysco Corp.	32,759	915
Tyson Foods, Inc., Class A†	16,183	283
Whole Foods Market, Inc.	8,382	553

		12,645

Forest Products & Paper - 0.2%
International Paper Co.	24,463	664
MeadWestvaco Corp.	10,037	276

		940

Gas - 0.3%
CenterPoint Energy, Inc.	24,315	487
Nicor, Inc.	2,343	130
NiSource, Inc.	15,594	333
Sempra Energy	13,372	702

		1,652

Hand/Machine Tools - 0.1%
Snap-On, Inc.	3,426	181

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Hand/Machine Tools - 0.1% continued
Stanley Black & Decker, Inc.	9,385	$582

		763

Healthcare - Products - 3.5%
Baxter International, Inc.	31,973	1,790
Becton, Dickinson and Co.	12,258	997
Boston Scientific Corp.*	85,679	581
C.R. Bard, Inc.	4,787	456
CareFusion Corp.*	12,495	320
Covidien PLC	27,785	1,450
DENTSPLY International, Inc.†	7,915	279
Edwards Lifesciences Corp.*	6,413	484
Hospira, Inc.*	9,393	434
Intuitive Surgical, Inc.†*	2,202	840
Johnson & Johnson	153,753	10,117
Medtronic, Inc.	59,998	2,104
Patterson Cos., Inc.	5,678	166
St. Jude Medical, Inc.	18,429	839
Stryker Corp.	18,710	914
Varian Medical Systems, Inc.†*	6,619	377
Zimmer Holdings, Inc.*	10,762	612

		22,760

Healthcare - Services - 1.3%
Aetna, Inc.	21,300	852
CIGNA Corp.	15,184	710
Coventry Health Care, Inc.*	8,330	274
DaVita, Inc.*	5,357	394
Humana, Inc.	9,439	733
Laboratory Corp. of America Holdings*	5,627	470
Quest Diagnostics, Inc.	8,843	443
Tenet Healthcare Corp.†*	24,998	132
UnitedHealth Group, Inc.	60,769	2,888
WellPoint, Inc.	20,597	1,304

		8,200

Holding Companies - Diversified - 0.1%
Leucadia National Corp.	11,405	338

Home Builders - 0.1%
D.R. Horton, Inc.	16,637	175
Lennar Corp., Class A†	8,233	121
Pulte Group, Inc.†*	17,500	84

		380

Home Furnishings - 0.1%
Harman International Industries, Inc.	4,225	153
Whirlpool Corp.†	4,456	279

		432

Household Products/Wares - 0.4%
Avery Dennison Corp.	5,732	167
Clorox Co.†	7,445	519
Fortune Brands, Inc.	8,685	496
Kimberly-Clark Corp.	22,003	1,522

		2,704

Housewares - 0.0%
Newell Rubbermaid, Inc.	16,575	229

Insurance - 3.5%
ACE Ltd.	18,868	1,218
Aflac, Inc.	26,290	992
Allstate (The) Corp.	29,337	769
American International Group, Inc.†*	24,469	620
American International Group, Inc. -
(Fractional Shares)*	70,271	—
AON Corp.	18,561	867
Assurant, Inc.	5,682	200
Berkshire Hathaway, Inc., Class B*	97,103	7,088
Chubb Corp.	16,366	1,013
Cincinnati Financial Corp.†	9,315	260
Genworth Financial, Inc., Class A†*	27,744	192
Hartford Financial Services Group, Inc.†	24,963	478
Lincoln National Corp.	17,630	366
Loews Corp.	17,304	651
Marsh & McLennan Cos., Inc.	30,761	914
MetLife, Inc.	59,319	1,993
Principal Financial Group, Inc.†	17,994	456
Progressive (The) Corp.	36,683	704
Prudential Financial, Inc.	27,356	1,373
Torchmark Corp.†	6,066	232
Travelers (The) Cos., Inc.	23,440	1,183
Unum Group†	17,331	408
XL Group PLC	17,524	365

		22,342

Internet - 2.9%
Akamai Technologies, Inc.*	10,517	231
Amazon.com, Inc.*	20,033	4,313
eBay, Inc.*	64,097	1,979
Expedia, Inc.†	10,689	324
F5 Networks, Inc.*	4,540	371
Google, Inc., Class A*	14,103	7,629

EQUITY PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Internet - 2.9% continued
Netflix, Inc.†*	2,442	$574
priceline.com, Inc.*	2,782	1,495
Symantec Corp.*	42,419	727
VeriSign, Inc.†	9,608	299
Yahoo!, Inc.*	73,244	996

		18,938

Iron/Steel - 0.3%
AK Steel Holding Corp.†	5,270	47
Allegheny Technologies, Inc.	6,032	302
Cliffs Natural Resources, Inc.	8,094	671
Nucor Corp.	17,708	639
United States Steel Corp.†	8,051	243

		1,902

Leisure Time - 0.2%
Carnival Corp.	24,208	799
Harley-Davidson, Inc.†	13,235	512

		1,311

Lodging - 0.3%
Marriott International, Inc., Class A†	15,843	464
Marriott International, Inc., Class A - (Fractional Shares)*	3,681	—
Starwood Hotels & Resorts
Worldwide, Inc.	10,890	485
Wyndham Worldwide Corp.	9,702	315
Wynn Resorts Ltd.	4,249	658

		1,922

Machinery - Construction & Mining - 0.6%
Caterpillar, Inc.	36,134	3,288
Joy Global, Inc.	5,886	491

		3,779

Machinery - Diversified - 0.7%
Cummins, Inc.	10,984	1,020
Deere & Co.	23,534	1,902
Flowserve Corp.	3,002	283
Rockwell Automation, Inc.	8,058	517
Roper Industries, Inc.	5,442	419

		4,141

Media - 2.9%
Cablevision Systems Corp. (New York
Group), Class A	12,946	234
CBS Corp., Class B (Non Voting)	37,487	939
Comcast Corp., Class A	155,067	3,335
DIRECTV, Class A†*	42,987	1,890
Discovery Communications, Inc.,
Class A†*	15,579	659
Gannett Co., Inc.†	14,175	164
McGraw-Hill (The) Cos., Inc.†	16,984	715
News Corp., Class A†	128,067	2,212
Scripps Networks Interactive, Inc.,
Class A†	5,188	222
Time Warner Cable, Inc.	18,820	1,233
Time Warner, Inc.†	60,034	1,901
Viacom, Inc., Class B	32,801	1,582
Walt Disney (The) Co.	106,017	3,611
Washington Post (The) Co., Class B†	284	101

		18,798

Metal Fabrication/Hardware - 0.2%
Precision Castparts Corp.	8,061	1,321

Mining - 0.8%
Alcoa, Inc.†	59,609	764
Freeport-McMoRan Copper & Gold, Inc.	53,113	2,504
Newmont Mining Corp.	27,707	1,735
Titanium Metals Corp.†	4,799	77
Vulcan Materials Co.†	7,010	245

		5,325

Miscellaneous Manufacturing - 3.6%
3M Co.	39,842	3,306
Danaher Corp.	30,518	1,398
Dover Corp.	10,426	600
Eaton Corp.	19,082	820
General Electric Co.	594,637	9,699
Honeywell International, Inc.	44,120	2,109
Illinois Tool Works, Inc.	28,029	1,305
Ingersoll-Rand PLC†	18,540	621
ITT Corp.	10,296	487
Leggett & Platt, Inc.†	7,524	167
Pall Corp.	6,589	337
Parker Hannifin Corp.	9,068	666
Textron, Inc.†	16,084	271
Tyco International Ltd.	26,287	1,093

		22,879

Office/Business Equipment - 0.1%
Pitney Bowes, Inc.†	11,541	234
Xerox Corp.	78,442	651

		885

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Oil & Gas - 9.4%
Anadarko Petroleum Corp.†	27,896	$2,057
Apache Corp.	21,497	2,216
Cabot Oil & Gas Corp.	5,845	444
Chesapeake Energy Corp.	36,851	1,194
Chevron Corp.	112,712	11,148
ConocoPhillips	79,234	5,394
Denbury Resources, Inc.*	22,680	362
Devon Energy Corp.	23,716	1,609
Diamond Offshore Drilling, Inc.†	3,967	253
EOG Resources, Inc.	15,059	1,394
EQT Corp.	8,346	499
Exxon Mobil Corp.	276,253	20,454
Helmerich & Payne, Inc.†	6,173	352
Hess Corp.	16,928	1,005
Marathon Oil Corp.	39,880	1,074
Marathon Petroleum Corp.	19,940	739
Murphy Oil Corp.†	10,821	580
Nabors Industries Ltd.*	16,505	304
Newfield Exploration Co.*	7,409	378
Noble Corp.*	14,060	475
Noble Energy, Inc.	9,873	872
Occidental Petroleum Corp.	45,587	3,954
Pioneer Natural Resources Co.	6,538	511
QEP Resources, Inc.†	10,119	356
Range Resources Corp.	9,032	585
Rowan Cos., Inc.*	6,881	248
Southwestern Energy Co.*	19,500	740
Sunoco, Inc.†	6,827	260
Tesoro Corp.*	8,616	207
Valero Energy Corp.	31,881	724

		60,388

Oil & Gas Services - 2.0%
Baker Hughes, Inc.	24,343	1,488
Cameron International Corp.*	13,709	712
FMC Technologies, Inc.†*	13,432	597
Halliburton Co.	51,274	2,275
National Oilwell Varco, Inc.	23,696	1,567
Schlumberger Ltd.	76,071	5,943

		12,582

Packaging & Containers - 0.1%
Ball Corp.	9,700	348
Bemis Co., Inc.	5,546	172
Owens-Illinois, Inc.*	9,547	181
Sealed Air Corp.	9,365	173

		874

Pharmaceuticals - 5.1%
Abbott Laboratories	87,169	4,577
Allergan, Inc.	17,089	1,398
AmerisourceBergen Corp.	15,351	608
Bristol-Myers Squibb Co.	95,654	2,846
Cardinal Health, Inc.	19,648	835
Cephalon, Inc.†*	4,425	357
Eli Lilly & Co.	57,126	2,143
Express Scripts, Inc.†*	27,378	1,285
Forest Laboratories, Inc.*	16,031	549
McKesson Corp.	14,141	1,130
Mead Johnson Nutrition Co.	11,429	814
Medco Health Solutions, Inc.*	22,451	1,215
Merck & Co., Inc.	173,097	5,733
Mylan, Inc.†*	24,588	510
Pfizer, Inc.	443,079	8,410
Watson Pharmaceuticals, Inc.*	7,148	480

		32,890

Pipelines - 0.5%
El Paso Corp.†	43,061	824
Oneok, Inc.	6,096	432
Spectra Energy Corp.	36,199	940
Williams (The) Cos., Inc.	32,916	889

		3,085

Real Estate - 0.0%
CB Richard Ellis Group, Inc., Class A†*	16,483	250

Real Estate Investment Trusts - 1.7%
Apartment Investment & Management Co., Class A	7,042	187
AvalonBay Communities, Inc.†	5,161	704
Boston Properties, Inc.†	8,149	850
Equity Residential†	16,472	1,008
HCP, Inc.†	22,692	846
Health Care REIT, Inc.†	9,824	501
Host Hotels & Resorts, Inc.†	38,409	454
Kimco Realty Corp.†	23,359	413
Plum Creek Timber Co., Inc.†	9,408	357
ProLogis, Inc.	25,438	693
Public Storage†	7,840	970
Simon Property Group, Inc.†	16,432	1,931
Ventas, Inc.	16,104	861

EQUITY PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Real Estate Investment Trusts - 1.7% continued
Vornado Realty Trust	9,168	$787
Weyerhaeuser Co.	30,156	544

		11,106

Retail - 5.8%
Abercrombie & Fitch Co., Class A	4,920	313
AutoNation, Inc.†*	3,237	131
AutoZone, Inc.*	1,412	433
Bed Bath & Beyond, Inc.*	13,992	796
Best Buy Co., Inc.†	18,141	464
Big Lots, Inc.*	3,779	128
CarMax, Inc.*	12,964	364
Chipotle Mexican Grill, Inc.†*	1,743	546
Costco Wholesale Corp.	24,508	1,925
CVS Caremark Corp.	76,070	2,732
Darden Restaurants, Inc.	7,642	368
Family Dollar Stores, Inc.†	6,862	366
GameStop Corp., Class A†*	7,762	186
Gap (The), Inc.	22,093	365
Home Depot (The), Inc.†	89,357	2,983
J.C. Penney Co., Inc.†	12,066	321
Kohl’s Corp.	15,775	731
Limited Brands, Inc.	14,105	532
Lowe’s Cos., Inc.	73,109	1,457
Macy’s, Inc.	23,938	621
McDonald’s Corp.	58,210	5,266
Nordstrom, Inc.†	9,377	426
O’Reilly Automotive, Inc.*	7,737	502
Ross Stores, Inc.	6,523	499
Sears Holdings Corp.†*	2,279	136
Staples, Inc.†	40,065	591
Starbucks Corp.	42,067	1,625
Target Corp.	38,671	1,998
Tiffany & Co.	7,168	516
TJX Cos., Inc.	21,633	1,182
Urban Outfitters, Inc.*	7,417	194
Walgreen Co.	51,384	1,809
Wal-Mart Stores, Inc.	107,168	5,702
Yum! Brands, Inc.	26,111	1,420

		37,628

Savings & Loans - 0.1%
Hudson City Bancorp, Inc.	30,240	188
People’s United Financial, Inc.	21,185	249

		437

Semiconductors - 2.2%
Advanced Micro Devices, Inc.†*	31,284	214
Altera Corp.	18,009	655
Analog Devices, Inc.	16,760	553
Applied Materials, Inc.	73,891	836
Broadcom Corp., Class A*	26,743	953
Intel Corp.	297,335	5,985
KLA-Tencor Corp.†	9,679	355
Linear Technology Corp.†	13,094	375
LSI Corp.*	35,773	244
MEMC Electronic Materials, Inc.†*	11,541	81
Microchip Technology, Inc.†	10,818	355
Micron Technology, Inc.†*	49,758	294
National Semiconductor Corp.	12,884	321
Novellus Systems, Inc.*	5,386	151
NVIDIA Corp.*	33,637	448
Teradyne, Inc.†*	9,482	115
Texas Instruments, Inc.	65,104	1,706
Xilinx, Inc.†	14,823	462

		14,103

Software - 3.7%
Adobe Systems, Inc.*	28,314	715
Autodesk, Inc.*	12,954	365
BMC Software, Inc.*	9,917	403
CA, Inc.	21,305	447
Cerner Corp.†*	8,110	535
Citrix Systems, Inc.*	10,537	637
Compuware Corp.*	10,901	92
Dun & Bradstreet Corp.†	2,963	198
Electronic Arts, Inc.*	18,658	421
Fidelity National Information Services, Inc.†	15,040	424
Fiserv, Inc.*	8,040	449
Intuit, Inc.*	15,339	757
Microsoft Corp.	416,362	11,075
Oracle Corp.	218,541	6,134
Red Hat, Inc.*	10,865	430
Salesforce.com, Inc.*	6,755	870

		23,952

Telecommunications - 5.1%
American Tower Corp., Class A*	22,299	1,201
AT&T, Inc.	332,022	9,456
CenturyLink, Inc.†	34,484	1,247
Cisco Systems, Inc.	308,503	4,837
Corning, Inc.	87,997	1,323

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Telecommunications - 5.1% continued
Frontier Communications Corp.†	56,563	$424
Harris Corp.†	7,156	289
JDS Uniphase Corp.*	13,223	171
Juniper Networks, Inc.*	29,874	625
MetroPCS Communications, Inc.*	14,490	162
Motorola Mobility Holdings, Inc.*	17,121	646
Motorola Solutions, Inc.*	19,020	800
QUALCOMM, Inc.	93,613	4,817
Sprint Nextel Corp.*	167,971	632
Tellabs, Inc.	19,466	79
Verizon Communications, Inc.	158,621	5,737
Windstream Corp.†	29,041	369

		32,815

Textiles - 0.0%
Cintas Corp.	7,374	236

Toys, Games & Hobbies - 0.1%
Hasbro, Inc.†	7,584	294
Mattel, Inc.†	19,407	521

		815

Transportation - 1.8%
C.H. Robinson Worldwide, Inc.	9,134	644
CSX Corp.	61,844	1,357
Expeditors International of Washington, Inc.	11,910	542
FedEx Corp.	17,707	1,394
Norfolk Southern Corp.	19,816	1,341
Ryder System, Inc.	2,687	126
Union Pacific Corp.	27,510	2,536
United Parcel Service, Inc., Class B	55,336	3,729

		11,669

Total Common Stocks (Cost $613,138)		624,078

INVESTMENT COMPANIES - 12.7%
Northern Institutional Funds - Diversified Assets Portfolio (3) (4)	17,015,704	17,016
Northern Institutional Funds - Liquid Assets Portfolio (3) (5) (6)	65,083,383	65,083

Total Investment Companies (Cost $82,099)		82,099

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.04%, 11/17/11(7)	$1,850	$1,850

Total Short-Term Investments (Cost $1,850)		1,850

Total Investments - 109.8% (Cost $697,087)		708,027
Liabilities less Other Assets - (9.8)%		(63,012)

NET ASSETS - 100.0%		$645,015

(1)	At November 30, 2010, the value of the Portfolio’s investment in Northern Trust Corp. was approximately $618,000. There were no gross purchases or sales during the nine months ended August 31, 2011. The net change in unrealized depreciation during the nine months ended August 31, 2011, was approximately $146,000.
(2)	Investment in affiliate.
(3)	Investment in affiliated Portfolio.
(4)	At November 30, 2010, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $4,019,000 with net purchases of approximately $12,997,000 during the nine months ended August 31, 2011.
(5)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $32,400,000 with net purchases of approximately $32,683,000 during the nine months ended August 31, 2011.
(6)	Investment relates to cash collateral received from portfolio securities loaned.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At August 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$718,477

Gross tax appreciation of investments	$73,998
Gross tax depreciation of investments	(84,448)

Net tax appreciation of investments	$(10,450)

At August 31, 2011, the Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P 500	340	$20,701	Long	9/11	$(284)

EQUITY PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Equity Index Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2011:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$624,078	(1)	$—	$—	$624,078
Investment Companies	82,099		—	—	82,099
Short-Term Investments	—		1,850	—	1,850

Total Investments	$706,177		$1,850	$—	$708,027

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(284)		$—	$—	$(284)

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At August 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 0.3%
Auto Receivables - 0.3%
Honda Auto Receivables Owner Trust, Series 2011-2, Class A1, 0.25%, 12/25/11	$11,831	$11,831
Mercedes-Benz Auto Receivables Trust, Series 2011-1, Class A1, 0.22%, 10/20/11	11,417	11,417

		23,248

Total Asset-Backed Securities (Cost $23,248)		23,248

CERTIFICATES OF DEPOSIT - 22.5%
Non-U.S. Depository Institutions - 21.6%
Australia and New Zealand Bank, 0.29%, 11/16/11, FRCD	41,850	41,850
Bank of Montreal, Chicago Branch, 0.24%, 9/12/11, FRCD	19,270	19,270
0.30%, 9/26/11, FRCD	13,000	13,000
0.24%, 9/30/11, FRCD	30,000	30,000
Bank of Nova Scotia, Houston, 0.21%, 9/1/11, FRCD	65,000	65,000
0.24%, 9/1/11, FRCD	15,000	15,000
0.26%, 9/1/11, FRCD	65,000	65,000
0.24%, 10/27/11, FRCD	60,000	60,000
Barclays Bank PLC, New York Branch, 0.75%, 9/7/11, FRCD	80,000	80,000
0.57%, 12/12/11	28,000	28,000
BNP Paribas, Chicago Branch, 0.54%, 9/16/11	10,000	10,000
0.40%, 11/18/11	40,000	40,000
Credit Agricole S.A., London, 0.26%, 9/6/11	35,000	35,000
0.25%, 9/13/11	50,000	50,000
0.30%, 10/3/11	20,000	20,000
Credit Suisse, New York, 0.34%, 9/2/11	40,000	40,000
0.20%, 10/13/11	50,000	50,000
Lloyds Bank PLC, 0.50%, 11/1/11, FRCD	90,000	90,000
Lloyds Bank PLC, New York Branch, 0.21%, 9/1/11	60,000	60,000
National Australia Bank, London Branch, 0.35%, 9/26/11	40,000	40,000
0.30%, 11/28/11	50,000	50,000
National Australia Bank, New York Branch, 0.27%, 10/14/11, FRCD	46,695	46,695
National Bank of Canada, New York Branch, 0.18%, 9/6/11	90,000	90,000
0.17%, 9/16/11	25,000	25,000
Rabobank Nederland N.V., New York Branch, 0.29%, 9/2/11, FRCD	20,000	20,000
0.35%, 9/15/11	58,425	58,425
0.29%, 9/20/11, FRCD	70,000	70,000
0.35%, 10/3/11	31,250	31,250
Royal Bank of Canada, New York Branch, 0.28%, 9/1/11, FRCD	50,000	50,000
0.21%, 9/21/11, FRCD	35,000	35,000
0.26%, 10/11/11, FRCD	39,565	39,565
Royal Bank of Scotland, Stamford CT Branch, 0.55%, 10/25/11, FRCD	70,000	70,000
Societe Generale, New York Branch, 0.26%, 9/1/11	80,000	80,000
0.27%, 9/1/11	30,000	30,000
0.43%, 9/6/11, FRCD	20,000	20,000
0.57%, 11/9/11, FRCD	27,000	27,000
Svenska Handelsbanken New York, 0.18%, 9/16/11	45,000	45,000
Toronto Dominion Bank, New York, 0.29%, 9/12/11, FRCD	13,000	13,000
0.29%, 9/28/11, FRCD	25,000	25,000
UBS AG, Stamford Branch, 0.20%, 9/30/11	30,000	30,000
0.22%, 10/7/11	45,000	45,000
Westpac Banking Corp., New York, 0.26%, 9/1/11, FRCD	15,000	15,002
0.29%, 9/1/11, FRCD	80,000	80,000
0.29%, 9/13/11, FRCD	20,000	20,000
0.31%, 9/29/11, FRCD	50,000	50,000
0.33%, 10/3/11	35,000	35,000

		1,953,057

U.S. Depository Institutions - 0.9%
Bank of America N.A., New York Branch, 0.21%, 9/28/11	25,000	25,000

MONEY MARKET PORTFOLIOS 1 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CERTIFICATES OF DEPOSIT - 22.5% continued
U.S. Depository Institutions - 0.9% continued
Bank of America, N.A., 0.20%, 9/15/11	$50,000	$50,000

		75,000

Total Certificates of Deposit (Cost $2,028,057)		2,028,057

COMMERCIAL PAPER - 13.9%
Foreign Agency and Regional Governments - 2.8%
Caisse Damortissement De La Dette, 0.26%, 9/6/11	30,000	30,000
0.35%, 9/23/11	30,950	30,943
0.23%, 10/11/11	20,915	20,910
0.26%, 11/3/11	25,000	24,998
Caisse Des Depots Et Consignations, 0.19%, 9/23/11	150,000	149,982

		256,833

Multi-Seller Conduits - 8.5%
Atlantic Asset Securitization Corp., 0.20%, 9/7/11	21,240	21,239
0.19%, 9/16/11	25,000	24,998
Barton Capital LLC, 0.28%, 10/13/11	19,580	19,580
0.30%, 10/17/11	25,000	25,000
Charta LLC, 0.21%, 9/2/11	34,470	34,470
0.18%, 9/14/11	30,000	29,998
0.20%, 10/7/11	30,465	30,459
CRC Funding LLC, 0.23%, 9/13/11	30,000	29,998
0.20%, 10/4/11	12,345	12,343
Fairway Finance Co. LLC, 0.22%, 9/15/11	15,445	15,445
Fairway Finance Corp., 0.22%, 9/1/11	14,590	14,590
Gemini Securitization Corp. LLC, 0.20%, 9/7/11	11,450	11,450
0.20%, 9/8/11	26,015	26,014
GOVCO LLC, 0.19%, 9/6/11	22,880	22,879
0.19%, 9/14/11	35,000	34,998
0.18%, 9/16/11	25,000	24,998
0.20%, 9/19/11	20,000	19,998
Kells Funding LLC, 0.21%, 10/13/11	15,960	15,956
0.24%, 11/16/11	15,000	14,992
Market Street Funding LLC, 0.19%, 9/13/11	20,000	19,999
Salisbury Receivables Co. LLC, 0.18%, 9/7/11	23,225	23,224
0.20%, 10/5/11	26,719	26,714
Sheffield Receivables Corp., 0.19%, 9/9/11	16,645	16,644
0.19%, 9/19/11	44,645	44,641
0.20%, 9/20/11	30,075	30,072
Surrey Funding Corp., 0.18%, 9/14/11	38,030	38,028
Tasman Funding, Inc., 0.23%, 9/7/11	17,320	17,319
Thames Asset Global Securitization No. 1, 0.20%, 9/1/11	11,070	11,070
0.19%, 9/12/11	40,750	40,748
0.24%, 10/12/11	12,150	12,147
Victory Receivables Corp., 0.23%, 10/14/11	20,550	20,544
0.24%, 10/19/11	14,940	14,935
Windmall Funding Corp., 0.20%, 9/16/11	22,325	22,323

		767,813

Non-U.S. Depository Institutions - 2.0%
Commonwealth Bank of Australia, 0.27%, 9/6/11	40,000	40,000
0.28%, 9/6/11	40,000	40,000
0.30%, 9/6/11	40,000	40,000
0.29%, 11/7/11	15,000	15,000
United Overseas Bank LLC, 0.21%, 10/12/11	24,000	23,994
Westpac Banking Corp., 0.21%, 9/7/11	20,000	19,999

		178,993

Pharmaceuticals - 0.6%
Sanofi Aventis S.A., 0.34%, 9/19/11	19,460	19,457
0.12%, 11/16/11	30,695	30,687

		50,144

Total Commercial Paper (Cost $1,253,783)		1,253,783

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 2 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 5.8%
Foreign Agency and Regional Governments - 1.5%
Eksportfinans, A.S., 0.25%, 9/2/11, FRN	$40,000	$40,000
0.28%, 9/26/11, FRN	10,300	10,300
5.13%, 10/26/11	6,055	6,097
Network Rail Infrastructure Finance PLC, 0.54%, 3/16/12(1)	16,800	16,800
Royal Bank of Scotland PLC, Government Gtd., 3.00%, 12/9/11(1)	20,000	20,145
1.50%, 3/30/12(1)	15,160	15,255
2.63%, 5/11/12(1)	31,035	31,519

		140,116

Non-Depository Personal Credit - 0.1%
General Electric Capital Corp., Government Gtd., 2.25%, 3/12/12	10,000	10,100

Non-U.S. Bank - Non-U.S. Government - 0.2%
Lloyds TSB Bank PLC, Government Gtd., 1.25%, 10/3/11, FRN(1)	15,000	15,085

Non-U.S. Depository Institutions - 1.4%
Australia and New Zealand Bank, 5.13%, 11/14/11	9,980	10,072
Bank of Nederlands, 0.46%, 11/25/11, FRN(1)	50,000	50,000
Westpac Banking Corp., 0.43%, 10/20/11, FRN(1)	20,000	20,006
0.55%, 10/21/11, FRN(1)	50,000	50,024

		130,102

Pharmaceuticals - 0.7%
Pfizer, Inc., 4.45%, 3/15/12	29,135	29,757
Sanofi Aventis S.A., 0.30%, 9/28/11, FRN	29,300	29,300

		59,057

Supranational - 1.1%
International Bank for Reconstruction & Development, 0.23%, 9/1/11, FRN	100,000	100,000

U.S. Depository Institutions - 0.8%
Bank of America Corp., FDIC Gtd., 2.10%, 4/30/12(2)	70,000	70,800

Total Corporate Notes/Bonds (Cost $525,260)		525,260

EURODOLLAR TIME DEPOSITS - 12.9%
Non-U.S. Depository Institutions - 10.8%
Barclays Bank PLC, London Branch, 0.10%, 9/1/11	300,000	300,000
Den Norske Bank, Grand Cayman Branch, 0.12%, 9/1/11	225,000	225,000
HSBC Bank PLC, Paris Branch, 0.17%, 9/1/11	200,000	200,000
Royal Bank of Scotland PLC, London Branch, 0.12%, 9/1/11	250,000	250,000

		975,000

U.S. Depository Institutions - 2.1%
Chase Bank USA, Grand Cayman, 0.01%, 9/1/11	30,000	30,000
Citibank N.A., Bahamas Branch,
0.10%, 9/1/11	155,000	155,000

		185,000

Total Eurodollar Time Deposits (Cost $1,160,000)		1,160,000

U.S. GOVERNMENT AGENCIES - 13.3%(3)
Federal Farm Credit Bank - 1.2%
FFCB FRN, 0.18%, 9/1/11	30,000	29,993
0.15%, 9/20/11	50,000	49,965
0.24%, 9/20/11	32,000	31,994

		111,952

Federal Home Loan Bank - 7.2%
FHLB Bonds, 4.88%, 11/18/11	35,670	36,018
0.30%, 4/4/12	80,000	79,998
0.15%, 5/1/12	25,000	24,991
0.35%, 7/20/12	15,000	15,000
0.35%, 8/10/12	15,000	15,000
0.42%, 8/10/12	15,000	15,000
0.30%, 9/10/12	25,000	25,000
0.33%, 9/11/12	25,000	25,000
0.35%, 9/18/12	25,000	25,000

MONEY MARKET PORTFOLIOS 3 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 13.3%(3) continued
Federal Home Loan Bank - 7.2% continued
0.37%, 9/19/12	$20,000	$20,000
0.43%, 9/21/12	23,600	23,600
0.49%, 9/21/12	40,000	40,000
FHLB FRN, 0.24%, 9/1/11	30,000	30,000
0.25%, 9/1/11	45,000	45,000
0.26%, 9/1/11	65,000	65,000
0.16%, 9/3/11	50,000	50,009
0.19%, 9/9/11	50,000	49,994
0.23%, 11/7/11	65,000	64,995

		649,605

Federal Home Loan Mortgage Corporation - 4.0%
FHLMC FRN, 0.22%, 9/1/11	15,000	15,009
0.25%, 9/1/11	30,000	29,983
0.15%, 9/4/11	75,000	74,945
0.16%, 9/17/11	126,500	126,385
0.17%, 9/19/11	50,000	49,998
0.17%, 9/21/11	30,000	29,979
0.19%, 9/26/11	35,000	34,999

		361,298

Federal National Mortgage Association - 0.9%
FNMA FRN, 0.20%, 9/12/11	20,000	19,988
0.24%, 9/23/11	60,940	60,944

		80,932

Total U.S. Government Agencies (Cost $1,203,787)		1,203,787

U.S. GOVERNMENT OBLIGATIONS - 7.6%
U.S. Treasury Notes - 7.6%
1.00%, 10/31/11	25,000	25,029
4.63%, 10/31/11	30,000	30,215
1.13%, 12/15/11	20,000	20,048
0.88%, 1/31/12	55,000	55,127
0.88%, 2/29/12	22,000	22,055
4.63%, 2/29/12	70,000	71,482
1.00%, 4/30/12	25,000	25,116
1.38%, 5/15/12	40,000	40,367
1.88%, 6/15/12	40,500	41,063
1.50%, 7/15/12	41,000	41,494
0.63%, 7/31/12	60,000	60,264
4.63%, 7/31/12	117,000	121,786
1.75%, 8/15/12	60,000	60,915
4.13%, 8/31/12	72,500	75,371

		690,332

Total U.S. Government Obligations (Cost $690,332)		690,332

MUNICIPAL INVESTMENTS - 0.1%
Minnesota - 0.1%
Minnesota State Office of Higher Education Revenue VRDB, Series 2008-A, (U.S. Bank N.A. LOC), 0.17%, 9/9/11	12,600	12,600

Total Municipal Investments (Cost $12,600)		12,600

Investments, at Amortized Cost ($6,897,067)		6,897,067

REPURCHASE AGREEMENTS - 25.2%
Joint Repurchase Agreements - 1.7%(4)
Bank of America Securities LLC, dated 8/31/11, repurchase price $34,529 0.09%, 9/1/11	34,530	34,530
Morgan Stanley & Co., Inc., dated 8/31/11, repurchase price $34,529 0.05%, 9/1/11	34,529	34,529
Societe Generale, New York Branch, dated 8/31/11, repurchase price $34,529 0.05%, 9/1/11	34,529	34,529
UBS Securities LLC, dated 8/31/11, repurchase price $51,794 0.04%, 9/1/11	51,794	51,794

		155,382

Repurchase Agreements - 23.5%(5)
Bank of America, N.A., dated 8/31/11, repurchase price $85,000 0.07%, 9/1/11	85,000	85,000
BNP Paribas Securities Corp., dated 8/31/11, repurchase price $25,000 0.05%, 9/1/11	25,000	25,000
BNP Paribas Securities Corp., dated 8/31/11, repurchase price $325,001 0.08%, 9/1/11	325,000	325,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 4 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 25.2% continued
Repurchase Agreements - 23.5%(5) continued
Citigroup Global Markets, Inc., dated 8/31/11, repurchase price $100,000 0.07%, 9/1/11	$100,000	$100,000
Citigroup Global Markets, Inc., dated 8/31/11, repurchase price $125,597 0.09%, 9/1/11	125,597	125,597
Citigroup Global Markets, Inc., dated 8/31/11, repurchase price $50,000 0.06%, 9/1/11	50,000	50,000
JPMorgan Securities, Inc., dated 8/31/11, repurchase price $1,000,002 0.06%, 9/1/11	1,000,000	1,000,000
Societe Generale, New York Branch, dated 8/31/11, repurchase price $415,001 0.07%, 9/1/11	415,000	415,000

		2,125,597

Total Repurchase Agreements (Cost $2,280,979)		2,280,979

Total Investments - 101.6% (Cost $9,178,046)(6)		9,178,046

Liabilities less Other Assets - (1.6)%		(146,277)

NET ASSETS - 100.0%		$9,031,769

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Security issued under the terms of the Temporary Liquidity Guaranty Program by the Federal Deposit Insurance Corp. (“FDIC”). Under the terms of this program, the FDIC guarantees payment of principal and interest.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$35,947	5.00% - 6.25%	8/15/23 - 5/15/37
U.S. Treasury Notes	$121,735	0.50% - 4.25%	1/15/12 - 7/15/20

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FNMA	$1,786,588	1.67% - 6.10%	11/1/13 - 9/1/41
FHLB	$52,550	3.75%	9/9/11
FHLMC	$271,978	1.00% - 6.00%	7/30/14 - 7/1/41
U.S. Treasury Note	$51,000	4.13%	5/15/15
U.S. Treasury Bonds	$14,251	0.00%	5/15/13 - 2/15/39
U.S. Treasury Strips	$11,499	0.00%	8/15/12 - 8/15/27

(6)	The cost for federal income tax purposes was $9,178,046.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Diversified Assets Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of August 31, 2011:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Diversified Assets Portfolio	$—	$9,178,046	(1) (2)	$—	$9,178,046

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by Diversified Assets Portfolio are carried at amortized cost and therefore are classified as Level 2. An investment in Diversified Assets Portfolio itself would be categorized as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At August 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

MONEY MARKET PORTFOLIOS 5 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FDIC - Federal Deposit Insurance Corporation

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

Gtd. - Guaranteed

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 6 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO	AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 46.0%(1)
Federal Farm Credit Bank - 4.3%
FFCB Bond, 0.47%, 11/30/11	$18,585	$18,595
FFCB Discount Notes, 0.07%, 9/6/11	15,000	15,000
0.18%, 9/15/11	40,000	39,997
0.25%, 11/10/11	50,000	49,976
0.24%, 11/21/11	18,200	18,190
0.28%, 12/2/11	20,000	19,986
0.27%, 2/28/12	20,000	19,973
FFCB FRN, 0.16%, 9/1/11	25,000	24,983
0.22%, 9/1/11	50,000	50,006
0.20%, 9/19/11	15,000	14,999
0.28%, 9/26/11	11,400	11,413

		283,118

Federal Home Loan Bank - 19.0%
FHLB Bonds, 3.75%, 9/9/11	7,030	7,035
3.63%, 9/16/11	48,125	48,193
0.33%, 9/30/11	12,655	12,657
5.00%, 10/13/11	14,250	14,327
0.28%, 10/25/11	40,000	40,002
0.26%, 11/17/11	9,950	9,950
4.88%, 11/18/11	21,675	21,887
0.30%, 11/23/11	36,500	36,507
0.30%, 11/29/11	10,750	10,751
0.32%, 11/30/11	16,980	16,982
0.30%, 12/1/11	20,000	19,998
0.32%, 12/9/11	14,400	14,403
0.35%, 12/23/11	6,075	6,077
0.80%, 12/23/11	20,000	20,033
0.20%, 12/28/11	20,000	19,999
1.57%, 1/17/12	25,000	25,126
0.10%, 1/19/12	20,000	19,998
0.13%, 2/23/12	15,000	14,998
0.13%, 2/24/12	23,885	23,882
0.12%, 2/27/12	45,000	44,990
0.25%, 2/28/12	4,750	4,749
0.25%, 3/7/12	10,655	10,654
1.13%, 3/9/12	20,000	20,090
0.14%, 3/26/12	40,000	39,988
0.13%, 3/30/12	25,000	24,997
FHLB Discount Notes, 0.09%, 9/2/11	20,000	20,000
0.05%, 9/7/11	55,000	54,999
0.09%, 9/7/11	65,000	64,999
0.12%, 9/14/11	30,000	29,999
0.09%, 9/15/11	40,000	39,999
0.04%, 9/21/11	50,510	50,509
0.03%, 10/14/11	55,000	54,998
0.06%, 10/19/11	45,600	45,596
0.11%, 1/25/12	23,426	23,416
FHLB FRN, 0.14%, 9/1/11	65,000	65,000
0.18%, 9/1/11	50,000	49,964
0.21%, 9/1/11	27,550	27,550
0.24%, 9/1/11	105,430	105,430
0.16%, 9/13/11	25,000	24,994
0.13%, 9/15/11	20,000	20,000
0.15%, 9/27/11	20,000	19,990
0.12%, 10/18/11	20,000	19,999
FHLB Note, 1.00%, 12/28/11	3,740	3,748

		1,249,463

Federal Home Loan Mortgage Corporation - 12.7%
FHLMC Bond, 2.13%, 3/23/12	40,000	40,409
FHLMC Discount Notes, 0.05%, 10/5/11	30,000	29,999
0.09%, 10/20/11	20,000	19,998
0.11%, 11/8/11	50,000	49,990
0.09%, 12/21/11	30,000	29,992
FHLMC FRN, 0.07%, 9/1/11	180,000	179,987
0.08%, 9/1/11	74,850	74,836
0.22%, 9/1/11	20,000	20,003
0.13%, 9/2/11	40,000	39,981
0.14%, 9/3/11	125,000	124,915
0.15%, 9/4/11	50,000	49,964
0.17%, 9/10/11	75,000	75,008
0.16%, 9/17/11	10,000	9,991
0.17%, 9/19/11	16,700	16,700
0.19%, 9/26/11	20,000	20,000
FHLMC Notes, 5.50%, 9/15/11	23,154	23,200
1.13%, 12/15/11	30,000	30,067

		835,040

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 1 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 46.0%(1) continued
Federal National Mortgage Association - 10.0%
FNMA Discount Notes, 0.06%, 9/6/11	$90,000	$89,999
0.04%, 9/26/11	65,000	64,998
0.03%, 9/28/11	20,200	20,200
0.11%, 11/1/11	40,000	39,993
0.11%, 1/25/12	20,000	19,991
0.14%, 2/17/12	70,000	69,954
FNMA FRN, 0.31%, 9/1/11	26,085	26,123
0.20%, 9/12/11	40,000	39,976
0.24%, 9/18/11	85,000	85,059
0.17%, 9/19/11	25,000	25,000
FNMA Notes, 5.00%, 10/15/11	45,309	45,571
1.22%, 11/3/11	3,000	3,005
5.38%, 11/15/11	44,934	45,397
1.00%, 11/23/11	66,510	66,618
6.13%, 3/15/12	15,017	15,484

		657,368

Total U.S. Government Agencies (Cost $3,024,989)		3,024,989

U.S. GOVERNMENT OBLIGATIONS - 4.8%
U.S. Treasury Bills - 1.9%
0.04%, 9/8/11	95,000	94,999
0.26%, 1/12/12	10,000	9,991
0.10%, 7/26/12	15,000	14,986

		119,976

U.S. Treasury Notes - 2.9%
4.75%, 1/31/12	50,000	50,928
4.75%, 5/31/12	18,770	19,415
0.63%, 7/31/12	100,000	100,454
4.13%, 8/31/12	19,605	20,382

		191,179

Total U.S. Government Obligations (Cost $311,155)		311,155

Investments, at Amortized Cost ($3,336,144)		3,336,144

REPURCHASE AGREEMENTS - 4 9. 9%
Joint Repurchase Agreements - 2.2%(2)
Bank of America Securities LLC, dated 8/31/11, repurchase price $32,651 0.09%, 9/1/11	32,651	32,651
Morgan Stanley & Co., Inc., dated 8/31/11, repurchase price $32,651 0.05%, 9/1/11	32,651	32,651
Societe Generale, New York Branch, dated 8/31/11, repurchase price $32,651 0.05%, 9/1/11	32,651	32,651
UBS Securities LLC, dated 8/31/11, repurchase price $48,977 0.04%, 9/1/11	48,977	48,977

		146,930

Repurchase Agreements - 47.7%(3)
Barclays Capital, Inc., dated 8/31/11, repurchase price $561,635 0.05%, 9/1/11	561,634	561,634
BNP Paribas Securities Corp., dated 8/31/11, repurchase price $300,000 0.05%, 9/1/11	300,000	300,000
Citigroup Global Markets, Inc., dated 8/31/11, repurchase price $148,371 0.09%, 9/1/11	148,371	148,371
Deutsche Bank Securities, dated 8/31/11, repurchase price $440,001 0.06%, 9/1/11	440,000	440,000
JPMorgan Securities, Inc., dated 8/31/11, repurchase price $500,001 0.06%, 9/1/11	500,000	500,000
Merrill Lynch, Inc., dated 8/31/11, repurchase price $250,000 0.06%, 9/1/11	250,000	250,000
RBS Securites, Inc., dated 8/31/11, repurchase price $35,010 0.18%, 9/15/11	35,000	35,000
Societe Generale, New York Branch, dated 8/31/11, repurchase price $900,002 0.06%, 9/1/11	900,000	900,000

		3,135,005

Total Repurchase Agreements (Cost $3,281,935)		3,281,935

Total Investments - 100.7% (Cost $6,618,079)(4)		6,618,079

Liabilities less Other Assets - (0.7)%		(44,588)

NET ASSETS - 100.0%		$6,573,491

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$33,992	5.00% - 6.25%	8/15/23 - 5/15/37
U.S. Treasury Notes	$115,113	0.50% - 4.25%	1/15/12 - 7/15/20

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FNMA	$779,600	2.00% - 7.00%	3/1/14 - 11/1/48
FHLMC	$157,234	2.37% - 6.50%	12/1/22 - 9/1/41
GNMA	$951,544	3.00% - 7.00%	1/20/29 - 5/20/41
U.S. Treasury Bonds	$690,410	1.75% - 8.50%	2/15/20 - 2/15/41
U.S. Treasury Notes	$637,257	0.38% - 4.75%	3/15/12 - 8/15/21

(4)	The cost for federal income tax purposes was $6,618,079.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market particpiants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Government Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of August 31, 2011:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Government Portfolio	$—	$6,618,079	(1) (2)	$—	$6,618,079

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by Government Portfolio are carried at amortized cost and therefore are classified as Level 2. An investment in Government Portfolio itself would be categorized as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At August 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 3 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO	AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 75.3%(1)
Federal Farm Credit Bank - 13.9%
FFCB Bonds, 3.13%, 9/23/11	$16,235	$16,263
1.13%, 10/3/11	11,735	11,744
3.50%, 10/3/11	1,900	1,905
0.47%, 11/30/11	47,500	47,544
2.25%, 4/24/12	55,000	55,683
FFCB Discount Notes, 0.01%, 9/1/11	36,000	36,000
0.01%, 9/2/11	50,000	50,000
0.07%, 9/6/11	50,000	50,000
0.27%, 9/23/11	35,000	34,994
0.28%, 10/5/11	10,000	9,997
0.16%, 10/7/11	25,000	24,996
0.05%, 10/14/11	50,000	49,997
0.04%, 10/19/11	14,400	14,399
0.03%, 10/25/11	15,000	14,999
0.08%, 10/25/11	25,000	24,998
0.28%, 10/27/11	25,000	24,989
0.24%, 11/2/11	35,000	34,986
0.23%, 11/4/11	35,000	34,986
0.35%, 12/23/11	35,000	34,962
0.32%, 12/28/11	10,000	9,989
0.34%, 12/28/11	10,000	9,989
0.32%, 12/29/11	65,000	64,931
0.31%, 2/3/12	20,000	19,973
0.27%, 2/28/12	25,000	24,966
FFCB FRN, 0.08%, 9/1/11	25,000	24,996
0.10%, 9/1/11	50,000	49,996
0.11%, 9/1/11	25,000	25,001
0.12%, 9/1/11	145,000	144,993
0.13%, 9/1/11	79,000	79,000
0.14%, 9/1/11	35,000	35,000
0.16%, 9/1/11	200,000	199,955
0.17%, 9/1/11	70,000	69,991
0.18%, 9/1/11	65,000	65,000
0.22%, 9/1/11	55,000	55,007
0.20%, 9/8/11	90,000	90,000
0.14%, 9/10/11	60,000	59,994
0.15%, 9/20/11	145,000	144,899
0.28%, 9/26/11	40,000	40,044
0.16%, 9/30/11	50,000	49,998

		1,837,164

FHLB Bonds, 3.75%, 9/9/11	46,110	46,146
5.00%, 9/9/11	14,050	14,065
3.63%, 9/16/11	95,610	95,745
0.26%, 9/30/11	25,000	25,000
0.33%, 9/30/11	30,000	30,002
0.30%, 10/5/11	8,000	8,002
0.33%, 10/7/11	30,000	30,000
5.00%, 10/13/11	15,000	15,082
0.28%, 10/25/11	65,000	65,003
0.30%, 10/27/11	25,000	25,001
0.24%, 10/28/11	74,705	74,698
5.63%, 11/15/11	7,210	7,288
4.88%, 11/18/11	108,325	109,403
0.79%, 11/25/11	14,000	14,015
0.30%, 11/29/11	28,585	28,582
0.32%, 11/30/11	20,000	20,003
0.30%, 12/1/11	12,075	12,081
0.25%, 12/2/11	9,290	9,289
0.75%, 12/21/11	20,675	20,707
0.35%, 12/23/11	20,000	20,007
0.80%, 12/23/11	10,000	10,016
0.20%, 12/28/11	32,000	31,998
0.37%, 1/4/12	3,805	3,806
0.11%, 1/5/12	35,000	34,995
0.10%, 1/11/12	150,000	149,984
0.67%, 1/13/12	3,500	3,505
0.10%, 1/19/12	77,200	77,193
0.12%, 2/15/12	37,500	37,496
0.12%, 2/23/12	55,000	54,989
0.13%, 2/23/12	40,000	39,995
0.13%, 2/24/12	137,790	137,770
0.25%, 2/28/12	4,060	4,059
0.32%, 2/28/12	6,345	6,346
1.13%, 3/9/12	23,150	23,249
0.14%, 3/26/12	100,000	99,970
0.13%, 3/30/12	35,000	34,995
FHLB Discount Notes, 0.01%, 9/1/11	175,957	175,957
0.06%, 9/1/11	9,796	9,796
0.07%, 9/1/11	11,500	11,500
0.02%, 9/2/11	20,000	20,000
0.03%, 9/2/11	10,000	10,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 1 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 75.3%(1) continued
Federal Home Loan Bank - 61.4% continued
0.06%, 9/2/11	$10,950	$10,950
0.07%, 9/2/11	4,000	4,000
0.09%, 9/2/11	150,000	150,000
0.03%, 9/7/11	407,900	407,897
0.04%, 9/7/11	102,000	101,999
0.08%, 9/7/11	19,249	19,249
0.11%, 9/7/11	70,000	69,999
0.02%, 9/9/11	6,000	6,000
0.03%, 9/9/11	37,600	37,600
0.04%, 9/9/11	360,500	360,497
0.05%, 9/9/11	78,700	78,699
0.08%, 9/12/11	20,000	20,000
0.03%, 9/14/11	23,300	23,299
0.09%, 9/14/11	16,590	16,589
0.12%, 9/14/11	35,000	34,999
0.09%, 9/15/11	130,000	129,995
0.05%, 9/16/11	4,700	4,700
0.07%, 9/16/11	50,000	49,999
0.03%, 9/19/11	20,000	20,000
0.01%, 9/21/11	60,000	59,999
0.02%, 9/21/11	225,000	224,997
0.03%, 9/21/11	240,611	240,607
0.04%, 9/21/11	200,500	200,497
0.05%, 9/21/11	31,400	31,400
0.03%, 9/22/11	26,200	26,200
0.01%, 9/23/11	150,000	149,998
0.03%, 9/23/11	2,800	2,800
0.04%, 9/23/11	35,000	34,999
0.05%, 9/23/11	60,000	59,999
0.01%, 9/28/11	80,000	79,999
0.04%, 9/28/11	41,500	41,499
0.05%, 10/5/11	364,250	364,235
0.03%, 10/7/11	81,250	81,247
0.04%, 10/7/11	19,500	19,499
0.03%, 10/11/11	20,000	19,999
0.04%, 10/12/11	19,600	19,599
0.09%, 10/13/11	50,000	49,995
0.04%, 10/14/11	125,000	124,994
0.06%, 10/18/11	40,750	40,747
0.03%, 10/19/11	75,000	74,997
0.04%, 10/21/11	92,000	91,995
0.05%, 10/21/11	20,000	19,999
0.04%, 10/26/11	31,300	31,298
0.02%, 11/2/11	150,000	149,991
0.04%, 11/2/11	80,000	79,995
0.09%, 11/2/11	55,225	55,222
0.06%, 11/4/11	100,000	99,989
0.04%, 11/14/11	160,000	159,987
0.07%, 11/16/11	40,000	39,995
0.04%, 11/18/11	27,000	26,997
0.05%, 11/18/11	90,000	89,991
0.04%, 11/23/11	200,000	199,971
0.10%, 11/23/11	128,410	128,391
0.06%, 12/2/11	80,000	79,988
0.33%, 12/5/11	32,000	31,972
0.07%, 12/19/11	100,000	99,979
0.10%, 1/25/12	42,650	42,633
FHLB FRN, 0.00%, 9/1/11	50,000	50,000
0.14%, 9/1/11	200,000	200,002
0.18%, 9/1/11	130,000	129,961
0.21%, 9/1/11	60,480	60,480
0.24%, 9/1/11	119,890	119,890
0.16%, 9/3/11	140,000	140,024
0.16%, 9/13/11	188,000	187,955
0.13%, 9/15/11	5,000	5,000
0.16%, 9/15/11	175,000	175,003
0.14%, 9/19/11	39,500	39,467
0.17%, 9/26/11	50,000	49,992
0.19%, 9/26/11	76,000	76,004
0.15%, 9/27/11	65,000	64,968
0.18%, 9/28/11	26,000	26,001
0.19%, 10/6/11	119,500	119,511
0.12%, 10/18/11	80,000	79,996
0.16%, 11/8/11	37,400	37,406
FHLB Notes, 1.00%, 12/28/11	10,415	10,441

		8,143,009

Total U.S. Government Agencies (Cost $9,980,173)		9,980,173

U.S. GOVERNMENT OBLIGATIONS - 9.5%
U.S. Treasury Bills - 4.3%
0.00%, 9/1/11	100,000	100,000
0.01%, 9/1/11	100,000	100,000
0.00%, 9/8/11	169,000	169,000
0.02%, 9/22/11	75,000	74,999
0.01%, 9/29/11	35,000	35,000

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 9.5% continued
U.S. Treasury Bills - 4.3% continued
0.03%, 10/6/11	$80,000	$79,998
0.10%, 7/26/12	15,000	14,987

		573,984

U.S. Treasury Notes - 5.2%
1.00%, 10/31/11	50,000	50,077
1.75%, 11/15/11	95,000	95,322
0.75%, 11/30/11	10,000	10,012
4.50%, 11/30/11	100,000	101,051
1.38%, 2/15/12	210,000	210,983
4.75%, 5/31/12	39,955	41,327
0.63%, 7/31/12	128,000	128,589
4.13%, 8/31/12	43,100	44,808

		682,169

Total U.S. Government Obligations (Cost $1,256,153)		1,256,153

Investments, at Amortized Cost ($11,236,326)		11,236,326

REPURCHASE AGREEMENTS - 16.2%
Repurchase Agreements - 16.2%(2)
Barclays Capital, Inc., dated 8/31/11, repurchase price $1,000,001 0.04%, 9/1/11	1,000,000	1,000,000
Barclays Capital, Inc., dated 8/31/11, repurchase price $1,000,002 0.06%, 9/1/11	1,000,000	1,000,000
Barclays Capital, Inc., dated 8/31/11, repurchase price $148,530 0.05%, 9/1/11	148,530	148,530

		2,148,530

Total Repurchase Agreements (Cost $2,148,530)		2,148,530

Total Investments - 101.0% (Cost $13,384,856)(3)		13,384,856

Liabilities less Other Assets - (1.0)%		(127,173)

NET ASSETS - 100.0%		$13,257,683

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$478,923	5.00% - 7.63%	11/15/22 - 5/15/37
U.S. Treasury Notes	$1,712,578	0.38% - 2.00%	10/31/12 - 6/30/16

(3)	The cost for federal income tax purposes was $13,384,856.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurements date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Government Select Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of August 31, 2011:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Government Select Portfolio	$—	$13,384,856	(1)	$—	$13,384,856

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At August 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FRN - Floating Rate Notes

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 3 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO	AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 24.8%
U.S. Treasury Bills - 1.1%
0.00%, 9/8/11	$408	$408
0.10%, 8/23/12	69,655	69,587

		69,995

U.S. Treasury Notes - 23.7%
1.00%, 9/30/11	192,000	192,128
1.00%, 10/31/11	100,000	100,157
4.63%, 10/31/11	100,000	100,738
0.75%, 11/30/11	440,000	440,597
1.13%, 12/15/11	157,000	157,363
1.13%, 1/15/12	50,000	50,143
0.88%, 1/31/12	150,000	150,379
4.75%, 1/31/12	50,000	50,919
1.38%, 2/15/12	50,000	50,280
1.00%, 4/30/12	65,000	65,267
4.75%, 5/31/12	15,760	16,301
0.63%, 7/31/12	13,000	13,058
0.38%, 8/31/12	50,000	50,120
4.13%, 8/31/12	16,875	17,544

		1,454,994

Total U.S. Government Obligations (Cost $1,524,989)		1,524,989

Investments, at Amortized Cost ($1,524,989)		1,524,989

REPURCHASE AGREEMENTS - 75.1%
Joint Repurchase Agreements - 4.7%(1)
Bank of America Securities LLC, dated 8/31/11, repurchase price $64,333 0.09%, 9/1/11	64,333	64,333
Morgan Stanley & Co., Inc., dated 8/31/11, repurchase price $64,333 0.05%, 9/1/11	64,333	64,333
Societe Generale, New York Branch, dated 8/31/11, repurchase price $64,333 0.05%, 9/1/11	64,333	64,333
UBS Securities LLC, dated 8/31/11, repurchase price $96,500 0.04%, 9/1/11	96,500	96,500

		289,499

Repurchase Agreements - 70.4%(2)
Barclays Capital, Inc., dated 8/31/11, repurchase price $614,484 0.05%, 9/1/11	614,483	614,483
BNP Paribas Securities Corp., dated 8/31/11, repurchase price $1,180,002 0.05%, 9/1/11	1,180,000	1,180,000
Citigroup Global Markets Inc., dated 8/31/11, repurchase price $1,355,002 0.06%, 9/1/11	1,355,000	1,355,000
Credit Suisse Securities (USA) LLC, dated 8/31/11, repurchase price $40,000 0.05%, 9/1/11	40,000	40,000
Merrill Lynch, Inc., dated 8/31/11, repurchase price $135,000 0.04%, 9/1/11	135,000	135,000
Societe Generale, New York, dated 8/31/11, repurchase price $1,000,001 0.05%, 9/1/11	1,000,000	1,000,000

		4,324,483

Total Repurchase Agreements (Cost $4,613,982)		4,613,982

Total Investments - 99.9% (Cost $6,138,971)(3)		6,138,971

Other Assets less Liabilities - 0.1%		4,032

NET ASSETS - 100.0%		$6,143,003

(1)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$66,975	5.00% - 6.25%	8/15/23 - 5/15/37
U.S. Treasury Notes	$226,811	0.50% -4.25%	1/15/12 - 7/15/20

(2)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$905,181	0.00% - 4.75%	11/15/21 - 2/15/41
U.S. Treasury Notes	$3,506,739	0.13% - 3.38%	4/30/12 - 7/15/21

(3)	The cost for federal income tax purposes was $6,138,971.

Percentages shown are based on Net Assets.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 1 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued	AUGUST 31, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Treasury Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of August 31, 2011:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Portfolio	$—	$6,138,971	(1)	$—	$6,138,971

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At August 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO	AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS - 4.5%
Non-U.S. Depository Institutions - 4.5%
Barclays Bank PLC, London Branch, 0.08%, 9/1/11	$100,000	$100,000

Total Eurodollar Time Deposits (Cost $100,000)		100,000

MUNICIPAL INVESTMENTS - 90.9%
Alabama - 1.7%
Hoover Alabama Multifamily Housing Refunding VRDB, Royal Oaks Apartment Project (FHLMC Insured), 0.21%, 9/9/11	5,200	5,200
Taylor-Ryan Improvement District No. 2 VRDB, Series 2005, Alabama Special Assessment (Wachovia Bank N.A. LOC), 0.21%, 9/9/11	13,500	13,500
West Jefferson IDB PCR Refunding VRDB, Series 1998, Alabama Power Co. Project 0.21%, 9/9/11	20,000	20,000

		38,700

Arizona - 1.1%
Arizona Health Facilities Authority Revenue VRDB, Series 2002, Royal Oaks Project (Bank of America N.A. LOC), 0.19%, 9/9/11	5,255	5,255
Arizona State University Board Regents COPS VRDB (Wells Fargo & Co. Gtd.), Series 1918 0.22%, 9/9/11(1)	16,880	16,880
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue VRDB, Series 2006-14A, Salt River Project 0.21%, 9/9/11(1)	2,300	2,300

		24,435

California - 5.2%
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series 2009-D, Sharp Healthcare (Citibank N.A. LOC), 0.18%, 9/9/11	10,000	10,000
California Educational Facilities Authority Revenue VRDB, California Institute of Technology Series A, 0.15%, 9/9/11	11,300	11,300
California G.O. VRDB, (Bank of America N.A. LOC), Series A, Subseries A-3, 0.24%, 9/9/11	15,000	15,000
California Pollution Control Finance Authority Revenue Refunding VRDB, Pacific Gas & Electric (JPMorgan Chase Bank N.A. LOC), Series C, 0.12%, 9/1/11	2,200	2,200
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Series 2009-M, South Shore Apartments (FHLB of San Francisco LOC), 0.19%, 9/9/11	5,290	5,290
California Statewide Communities Development Authority Revenue VRDB, Series 2005, University of San Diego (BNP Paribas LOC), 0.19%, 9/9/11	10,000	10,000
California Statewide Communities Development Authority Revenue VRDB, Series 2006, American Baptist Homes West (Bank of America N.A. LOC), 0.17%, 9/9/11	3,800	3,800
California Statewide Communities Development Authority Revenue VRDB, Series 2008-D, Rady Children’s Hospital (Wachovia Bank N.A. LOC), 0.08%, 9/1/11	2,400	2,400
Livermore California COPS VRDB, Capital Project (U.S. Bank N.A. LOC), 0.20%, 9/9/11	5,000	5,000
Los Angeles California Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Series 2002, Grand Promenade Project (FHLMC Gtd.), 0.18%, 9/9/11	500	500
Los Angeles California Department of Water & Power Waterworks Revenue VRDB, Subseries B-4, 0.14%, 9/9/11	15,925	15,925
Los Angeles California Multifamily Housing Revenue VRDB, Masselin Manor (Bank of America N.A. LOC), 0.33%, 9/9/11	2,500	2,500

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 1 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 90.9% continued
California - 5.2% continued
Los Angeles California TRANS 2.50%, 4/30/12	$4,000	$4,057
Los Angeles County California Metropolitan Transportation Authority Sales Tax Revenue Refunding VRDB, Property A 1st Tier 0.19%, 9/9/11	7,025	7,025
Los Angeles County California TRANS 2.50%, 3/30/12	10,000	10,124
Orange County California Apartment Development Revenue Refunding VRDB, WLCO LF-Issue G (FNMA LOC), Series 3, 0.17%, 9/9/11	11,200	11,200

		116,321

Colorado - 2.0%
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Bear Creek School Project (U.S. Bank N.A. LOC), 0.17%, 9/9/11	6,540	6,540
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Concordia University Irvine Project (U.S. Bank N.A. LOC), 0.20%, 9/1/11	1,270	1,270
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Series 2008, Foundations Academy Project (U.S. Bank N.A. LOC), 0.17%, 9/9/11	4,655	4,655
Colorado Health Facilities Authority Revenue Refunding VRDB, Covenant Retirement, (Bank of America N.A. LOC), 0.19%, 9/9/11	4,855	4,855
Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Senior Living Facilities Eaton Terrace (U.S. Bank N.A. LOC), 0.17%, 9/9/11	2,105	2,105
Denver City & County Multifamily Housing Revenue Bonds, Series 1985, Ogden Residences Project (Credit Agricole LOC), 0.19%, 9/1/11	1,700	1,700
Mid-cities Metropolitan District No. 1 Special Revenue Refunding VRDB, (BNP Paribas LOC), Series B 0.33%, 9/9/11	4,000	4,000
Traer Creek Metropolitan District Revenue VRDB, Series 2004 (BNP Paribas LOC), 0.35%, 9/9/11	200	200
Westminster EDA Tax Increment Revenue Refunding VRDB, Series 2009, Mandalay Gardens (U.S. Bank N.A. LOC), 0.25%, 9/9/11	18,000	18,000

		43,325

Connecticut - 0.2%
Connecticut State Health & Educational Facilities Authority Revenue VRDB, Series 2008-A, Pierce Memorial Baptist Home (Bank of America N.A. LOC), 0.18%, 9/9/11	1,995	1,995
Connecticut State Health & Educational Facilities Authority Revenue VRDB, Series 2008-E, Kent School (Bank of America N.A. LOC), 0.25%, 9/9/11	2,800	2,800

		4,795

Delaware - 0.6%
Delaware State EDA Revenue VRDB, Series A, Peninsula United (PNC Bancorp, Inc. LOC), 0.12%, 9/1/11	12,825	12,825

District of Columbia - 1.8%
District of Columbia G.O. TRANS, 2.00%, 9/30/11	11,000	11,014
District of Columbia Revenue VRDB, Series 2001, Henry J. Kaiser Foundation 0.21%, 9/9/11	1,200	1,200
District of Columbia Revenue VRDB, Series 2008, American Legacy Foundation 0.20%, 9/9/11	6,000	6,000
District of Columbia Water & Sewer Authority Public Utility Revenue VRDB, Citicorp Eagle Trust 8121A (AGM Corp. Insured), 0.21%, 9/9/11(1)	7,000	7,000

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 90.9% continued
District of Columbia - 1.8% continued
Metropolitan Washington D.C. Airport Authority System Refunding Revenue VRDB (Barclays Plc LOC), Subseries C-2, 0.18%, 9/9/11	$14,700	$14,700

		39,914

Florida - 10.4%
Brevard County Health Facilities Authority Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Groep N.V. LOC), 0.21%, 9/9/11	6,400	6,400
Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation (FNMA LOC), 0.22%, 9/9/11	1,000	1,000
Collier County Florida Health Facilities Authority Revenue VRDB, Moorings, Inc. Project (JPMorgan Chase Bank N.A. LOC), 0.19%, 9/9/11	8,500	8,500
Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Azalea Trace, Inc. (Bank of America N.A. LOC), Series B, 0.10%, 9/1/11	2,800	2,800
Highlands County Florida Health Facilities Authority Revenue VRDB, Series E, Hospital Adventist Health Systems (Credit Agricole LOC), 0.21%, 9/9/11	18,800	18,800
Highlands County Health Facilities Authority Revenue VRDB, Series D, Hospital Adventist Health Systems (Bank of America N.A. LOC), 0.19%, 9/9/11	7,965	7,965
Jacksonville Electric Authority Revenue Bonds, 0.14%, 9/7/11	10,000	10,000
Jacksonville Florida Health Facilities Authority Revenue VRDB (Bank of America N.A. LOC), Series A, 0.13%, 9/1/11	30,000	30,000
Lake County Florida Capital Improvement Revenue VRDB (Deutsche Bank A.G. LOC), 0.24%, 9/9/11(1)	29,378	29,378
Lee County Florida IDA Revenue VRDB, Series 1999-B, Shell Point Village Project (Bank of America N.A. LOC), 0.19%, 9/9/11	2,035	2,035
Lee County Florida IDA Revenue VRDB, Shell Point Village Project (Bank of America N.A. LOC), Series A, 0.19%, 9/9/11	4,820	4,820
Orange County Florida Health Facilities Authority Revenue VRDB, Series 2008-E, Hospital Orlando Regional (BB&T Corp. LOC), 0.19%, 9/9/11	4,500	4,500
Pinellas County Florida Health Facilities Authority VRDB, Health Systems, Baycare Health (U.S. Bank N.A. LOC), Series A1, 0.11%, 9/1/11	8,000	8,000
Sunshine State Governmental Financing Commission Revenue VRDB, Miami Dade County Program (JPMorgan Chase Bank N.A. LOC), Series A, 0.18%, 9/9/11	87,000	87,000
Volusia County Florida IDA Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Groep N.V. LOC), 0.21%, 9/9/11	9,200	9,200

		230,398

Georgia - 3.9%
DeKalb County Georgia Multifamily Housing Authority Revenue VRDB, Highland Place Apartments Project (FHLMC LOC), 0.21%, 9/9/11	27,000	27,000
Fulton County Georgia Development Authority Revenue VRDB, Series 1999, Alfred & Adele Davis (BB&T Corp. LOC), 0.21%, 9/9/11	11,245	11,245
Fulton County Georgia Residential Care Facilities for the Elderly Authority Revenue VRDB, First Mortgage, Lenbrook Project (Bank of Scotland Plc LOC), Series C 0.18%, 9/9/11	185	185

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 3 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 90.9% continued
Georgia - 3.9% continued
Georgia Municipal Gas Authority Revenue Refunding Bonds, Gas Portfolio III Series J, 2.00%, 11/16/11	$2,175	$2,181
Gwinnett County Georgia Water & Sewer Authority Revenue Bonds ROCS RR II R-11910 0.20%, 9/9/11(1) (2)	5,980	5,980
Macon-Bibb County Georgia Industrial Authority Revenue VRDB, Reform & Improvement, Bass-Sofkee 0.21%, 9/9/11	10,900	10,900
Main Street Natural Gas, Inc. Revenue VRDB, Series A, 0.21%, 9/9/11	20,000	20,000
Smyrna Georgia Multifamily Housing Authority Revenue VRDB, Series 1997, F & M Villages Project (FNMA Gtd.), 0.17%, 9/9/11	10,020	10,020

		87,511

Idaho - 0.2%
Idaho State G.O. Tax Anticipation Notes, 2.00%, 6/29/12	4,300	4,362

Illinois - 6.6%
Chicago Illinois G.O. VRDB, Series 21-B-3, Neighborhoods Alive (Bank of America N.A. LOC), 0.21%, 9/1/11	11,480	11,480
DuPage County Illinois Revenue VRDB, Benedictine University Building Project, (U.S. Bancorp LOC), 0.17%, 9/9/11	6,440	6,440
Eclipse Funding Trust G.O. VRDB, Solar Eclipse Illinois (U.S. Bancorp LOC), Series 2006-0104 0.14%, 9/1/11(1)	5,500	5,500
Illinois Educational Facilities Authority Student Housing Revenue VRDB, IIT State (Harris Bankcorp, Inc. LOC), Series A, 0.23%, 9/9/11	7,900	7,900
Illinois Finance Authority Revenue Bonds, Northwestern University, Subseries C, 0.43%, 3/1/12	6,500	6,500
Illinois Finance Authority Revenue VRDB, Illinois Wesleyan University, (PNC Bancorp, Inc. LOC), 0.18%, 9/9/11	8,000	8,000
Illinois Finance Authority Revenue VRDB, Series 2005-C, Landing at Plymouth Place (Bank of America N.A. LOC), 0.19%, 9/9/11	1,465	1,465
Illinois Finance Authority Revenue VRDB, Series 2008, Marwen Foundation Project (The Bank of New York Mellon Corp. LOC), 0.43%, 9/9/11	5,080	5,080
Illinois Finance Authority Revenue VRDB, Series B-6, Mercy Alliance Project (U.S. Bank N.A. LOC), 0.17%, 9/9/11	7,465	7,465
Illinois Health Facilities Authority Revenue VRDB, Memorial Health Systems, (JPMorgan Chase Bank N.A. LOC), 0.12%, 9/1/11	7,000	7,000
Illinois State Toll Highway Authority Revenue Refunding VRDB, (AGM Corp. Insured), Series A-1B 0.21%, 9/9/11	50,000	50,000
Illinois State Toll Highway Authority Revenue VRDB, (PNC Bancorp, Inc. LOC), Series A-1B, 0.17%, 9/9/11	10,000	10,000
Kane County Illinois Revenue VRDB, Series 1993, Glenwood School for Boys (Harris Bankcorp, Inc. LOC), 0.20%, 9/9/11	5,000	5,000
Morton Grove Illinois Cultural Facility Revenue VRDB, Series 2006, Holocaust Museum & Education (Bank of America N.A. LOC), 0.18%, 9/9/11	9,500	9,500
Peoria Illinois IDR VRDB, Peoria Production Shop Project (JPMorgan Chase Bank N.A. LOC), 0.30%, 9/9/11	395	395
Springfield Illinois Community Improvement Revenue VRDB, Series 2007-A, Abraham Lincoln (Harris Bankcorp, Inc. LOC), 0.21%, 9/9/11	4,250	4,250

		145,975

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 90.9% continued
Indiana - 1.5%
Indiana Bond Bank Revenue Advance Funding Program Notes, Series A, 2.00%, 1/5/12	$5,000	$5,025
Indiana Finance Authority Hospital Revenue VRDB, Series 2008, Community Foundation of Northwest Indiana (Harris Bankcorp, Inc. LOC), 0.17%, 9/9/11	6,000	6,000
Indiana Health Facilities Financing Authority Revenue VRDB, Franciscan Eldercare Project (Bank of America N.A. LOC), Series B 0.31%, 9/9/11	15,680	15,680
Indiana Health Facilities Financing Authority Revenue VRDB, Series 2000, Senior Living Greencroft Obligation Project (Bank of America N.A. LOC), 0.19%, 9/9/11	1,096	1,096
Lawrenceburg Industrial PCR Refunding VRDB, Industrial Michigan Power Co. Project (Bank of Nova Scotia LOC), 0.15%, 9/9/11	4,500	4,500

		32,301

Iowa - 2.0%
Des Moines Iowa Commercial Development Revenue Refunding VRDB, East Grand Office Park (FHLB of Des Moines LOC), 0.24%, 9/9/11	5,850	5,850
Grinnell Iowa Hospital Revenue Refunding VRDB, Grinnell Regional Medical Center (U.S. Bank N.A. LOC), 0.16%, 9/1/11	2,605	2,605
Iowa Finance Authority Community Revenue VRDB, Wesley Retirement Services (Wells Fargo Bank N.A. LOC), Series B, 0.19%, 9/9/11	8,000	8,000
Iowa Finance Authority Health Facilities Revenue VRDB, The Kahl Home Project (JPMorgan Chase Bank N.A. LOC), 0.21%, 9/9/11	24,750	24,750
Iowa Higher Education Loan Authority Revenue VRDB Private College, Series 2002, Luther College Project (U.S. Bank N.A. LOC), 0.17%, 9/9/11	2,610	2,610

		43,815

Kentucky - 1.2%
Boone County Kentucky PCR Refunding VRDB, Duke Energy, (Wells Fargo Bank N.A. LOC), 0.17%, 9/9/11	6,000	6,000
Fort Mitchell Kentucky League of Cities Funding Trust Revenue VRDB, Series 2002A, Trust Lease Program (U.S. Bank N.A. LOC), 0.20%, 9/9/11	1,650	1,650
Kentucky Economic Development Finance Authority Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Groep N.V. LOC), 0.21%, 9/9/11	4,015	4,015
Kentucky Rural Water Finance Corp. Revenue Notes, Public Project Series C-1 1.50%, 12/1/11	8,500	8,518
Morehead Kentucky League of Cities Revenue VRDB, Series 2004-A, Funding Trust Lease Program (U.S. Bank N.A. LOC), 0.20%, 9/9/11	375	375
Williamstown Kentucky League of Cities Funding Trust Lease Revenue VRDB, Series B (U.S. Bank N.A. LOC), 0.20%, 9/9/11	5,705	5,705

		26,263

Louisiana - 0.2%
East Baton Rouge Parish Louisiana IDB Revenue VRDB, Exxonmobil Project Series A 0.05%, 9/1/11	4,200	4,200

Maryland - 3.0%
Baltimore County Maryland Multifamily Housing Revenue Refunding VRDB, Lincoln Woods Apartments (FNMA Insured), Series A 0.22%, 9/9/11	8,194	8,194
Carroll County Maryland Revenue VRDB, Fairhaven & Copper, (BB&T Corp. LOC), Series A 0.19%, 9/9/11	3,500	3,500

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 5 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 90.9% continued
Maryland - 3.0% continued
Maryland State Community Development Administration Department of Housing & Community Development Revenue VRDB, Non-AMT, Non-Ace, Multifamily (FHLMC Insured), Series F 0.21%, 9/9/11	$3,100	$3,100
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding VRDB, Adventist Healthcare (M&T Bank Corp. LOC), Series B 0.19%, 9/9/11	12,625	12,625
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Healthcare (M&T Bank Corp. LOC), Series A 0.19%, 9/9/11	8,380	8,380
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Series 2005-A, Adventist Healthcare (Bank of America N.A. LOC), 0.19%, 9/9/11	10,000	10,000
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Series 2008, Frederick Memorial Hospital (BB&T Corp. LOC), 0.17%, 9/9/11	7,400	7,400
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Series 2008-E, University of Maryland Medical Systems (Bank of Montreal LOC), 0.19%, 9/9/11	7,500	7,500
Montgomery County Maryland Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project (M&T Bank Corp. LOC), 0.21%, 9/9/11	5,885	5,885

		66,584

Massachusetts - 0.8%
Massachusetts State Development Finance Agency Revenue VRDB, Masonic Nursing Home (M&T Bank Corp. LOC), Series A 0.23%, 9/9/11	10,005	10,005
Massachusetts State G.O. VRDB, Construction Loan, Series A 0.12%, 9/1/11	5,000	5,000
Massachusetts State Health & Educational Facilities Authority Revenue VRDB, Lowell General Hospital (JPMorgan Chase Bank N.A. LOC), Series D 0.17%, 9/9/11	2,000	2,000

		17,005

Michigan - 0.8%
Ann Arbor Michigan Economic Development Corp. Revenue Refunding VRDB, Series B, Glacier Hills Project (JPMorgan Chase Bank N.A. LOC), 0.19%, 9/9/11	360	360
Kentwood Michigan Economic Development Revenue Refunding VRDB, Holland, Series B (Bank of America N.A. LOC), 0.19%, 9/9/11	5,200	5,200
Kentwood Michigan Economic Development Revenue VRDB, Holland Home (Bank of America N.A. LOC), Series B 0.19%, 9/9/11	935	935
Michigan Finance Authority VRDB, Healthcare Equipment Loan Program, (JPMorgan Chase Bank N.A. LOC), Series D 0.20%, 9/9/11	3,750	3,750
Michigan State G.O. Bonds, Series 2010-A 2.00%, 9/30/11	8,000	8,010

		18,255

Minnesota - 0.8%
Mankato Minnesota Multifamily Housing Revenue VRDB, Series 1997, Highland Hills Project (Bank of America N.A. LOC), 0.20%, 9/1/11	6,100	6,100
Minnesota Rural Water Finance Authority Public Projects Construction Notes 1.25%, 4/1/12	6,900	6,924

MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 90.9% continued
Minnesota - 0.8% continued
Minnesota School Districts Tax & Aid Anticipation Borrowing Program, Certificates Aid Anticipation Series D 2.00%, 9/9/12	$5,000	$5,088

		18,112

Mississippi - 1.7%
Jackson County Mississippi Port Facilities Revenue Refunding VRDB, Chevron USA, Inc. Project (Chevron Corp. Gtd.), 0.06%, 9/1/11	11,215	11,215
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDB, Chevron USA, Inc. Series J 0.09%, 9/1/11	6,300	6,300
Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, Mississippi Health Series 2 0.20%, 9/9/11	7,400	7,400
Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, Series 1, North Mississippi 0.22%, 9/9/11	11,785	11,785

		36,700

Missouri - 2.2%
Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Coach House South Apartments Project (FHLMC LOC), 0.22%, 9/9/11	7,800	7,800
Missouri State Health & Educational Facilities Authority Health Facilities Revenue VRDB, SSM Health Care Series C 0.14%, 9/1/11	17,690	17,690
Missouri State Health & Educational Facilities Authority Revenue VRDB, Series 2003, Southwest Baptist University Project (Bank of America N.A. LOC), 0.20%, 9/1/11	4,150	4,150
Missouri State Health & Educational Facilities Authority Revenue VRDB, Series A, Lutheran Senior Services Project (U.S. Bank N.A. LOC), 0.18%, 9/9/11	16,700	16,700
Missouri State Health and Educational Facilities Authority Revenue VRDB, Ascension Health, Series C-2 0.18%, 9/9/11	1,800	1,800

		48,140

Nevada - 3.9%
Carson City Hospital Revenue VRDB, Series 2003-B, Carson-Tahoe Hospital Project (U.S. Bank N.A. LOC), 0.17%, 9/9/11	2,600	2,600
Las Vegas Valley Water (Wells Fargo Bank N.A. LOC), 0.13%, 10/3/11	84,000	84,000

		86,600

New Hampshire - 3.4%
New Hampshire Health & Education Facilities Authority Revenue VRDB, Series 2004-B, Kendal at Hanover (FHLB of Boston LOC), 0.19%, 9/9/11	2,275	2,275
New Hampshire Health & Education Facilities Authority Revenue VRDB, Series 2008, Riverwoods Exeter (Bank of America N.A. LOC), 0.19%, 9/9/11	7,025	7,025
New Hampshire Health & Education Facilities Authority Revenue VRDB, Subseries B-1, University Systems 0.15%, 9/1/11	33,625	33,625
New Hampshire Health & Educational Facilities Authority Revenue VRDB, Riverwoods at Exeter (Bank of America N.A. LOC), 0.19%, 9/9/11	7,475	7,475
New Hampshire Health & Educational Facilities Authority Revenue VRDB, Southern New Hampshire University (TD Banknorth, Inc. LOC), 0.21%, 9/9/11	17,600	17,600
New Hampshire Health & Educational Facilities Authority Revenue VRDB, Tilton School (TD Banknorth, Inc. LOC), 0.23%, 9/9/11	8,085	8,085

		76,085

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 7 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 90.9% continued
New Jersey - 0.0%
BB&T Municipal Trust (BB&T Corp. LOC), Series 2047 0.23%, 9/9/11(1)	$310	$310
New Jersey EDA Revenue VRDB, Cranes Mill Project (TD Banknorth, Inc. LOC), Series B 0.23%, 9/9/11	605	605

		915

New York - 6.4%
Metropolitan Transportation Authority New York Dedicated Tax Fund Revenue Refunding VRDB (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), Series A-2 0.17%, 9/9/11	18,965	18,965
(KBC Groep N.V. LOC), Subseries B-4 0.30%, 9/9/11	21,000	21,000
Monroe Security & Safety Systems Local Development New York Revenue VRDB (M&T Bank Corp. LOC), 0.21%, 9/9/11	31,500	31,500
New York Liberty Development Corp. Revenue VRDB, World Trade Center (U.S. Treasury Escrowed), Series A-2 0.35%, 2/1/12	30,000	30,000
New York State Dormitory Authority Revenues State Supported Debt VRDB, City University, (The Toronto-Dominion Bank LOC), Series D 0.17%, 9/9/11	3,000	3,000
New York State Thruway Authority General Revenue BANS Series A 2.00%, 7/12/12	10,000	10,141
New York, New York City G.O. VRDB, Series I-8 0.15%, 9/1/11	1,800	1,800
New York, New York City Municipal Finance Authority Water & Sewer Systems Revenue VRDB Series DD-3A 0.11%, 9/1/11	600	600
New York, New York City Municipal Finance Authority Water & Sewer Systems Revenue VRDB, Series BB-3 0.19%, 9/1/11	21,000	21,000
Suffolk County New York Industrial Development Agency Revenue VRDB, St. Anthony’s High School Civic (U.S. Bank N.A. LOC), 0.15%, 9/9/11	3,000	3,000

		141,006

North Carolina - 2.6%
BB&T Municipal Trust Floaters Revenue Bonds (BB&T Corp. LOC), Series 1009 0.30%, 9/9/11(1)	6,070	6,070
BB&T Municipal Trust, (BB&T Corp. LOC), Series 1016 0.30%, 9/9/11(1) (2)	17,845	17,845
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series 1998, Lutheran Services for Aging (BB&T Corp. LOC), 0.19%, 9/9/11	12,780	12,780
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series 2009-B, Wakemed (Wachovia Bank N.A. LOC), 0.19%, 9/9/11	9,400	9,400
Raleigh Durham North Carolina Airport Authority Revenue Refunding VRDB, Series 2009-C (FHLB LOC), 0.18%, 9/9/11	10,600	10,600
University of North Carolina Chapel Hill Revenue Refunding VRDB, Class 2005-A, Citgroup Eagle-720053014 0.21%, 9/9/11(1)	800	800

		57,495

North Dakota - 0.3%
North Dakota Rural Water Finance Corp. Public Projects Construction Notes, Series A-5 1.00%, 8/1/12	7,250	7,293

Ohio - 1.2%
Cuyahoga County Ohio 0.12%, 9/1/11	10,000	10,000
Medina County Ohio Health Care Facilities Revenue VRDB, Series 2007-A, Southwest General Health Center (PNC Bancorp, Inc. LOC), 0.21%, 9/9/11	7,605	7,605

MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 90.9% continued
Ohio - 1.2% continued
Warren County Ohio Health Care Facilities Revenue VRDB, Series 1998-B, Improvement Otterbein Homes (U.S. Bank N.A. LOC), 0.20%, 9/9/11	$500	$500
Washington County Ohio Hospital Revenue VRDB, Marietta Area Health Project (JPMorgan Chase Bank N.A. LOC), 0.19%, 9/9/11	7,405	7,405

		25,510

Oklahoma - 1.3%
Oklahoma State Turnpike Authority Revenue Refunding VRDB Series B 0.18%, 9/9/11	29,830	29,830

Oregon - 0.6%
Oregon State G.O. Tax Anticipation Notes 2.00%, 6/29/12	10,000	10,145
Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue VRDB, Assumption Village Project, (Key Bank N.A. LOC), Series A 0.20%, 9/9/11	3,000	3,000

		13,145

Pennsylvania - 2.0%
Beaver County Pennsylvania IDA PCR Refunding VRDB, Series BB-3, FirstEnergy Generation (Barclays PLC LOC), 0.11%, 9/1/11	27,000	27,000
Beaver County Pennsylvania IDA PCR VRDB, Series B, FirstEnergy Nuclear (Citibank N.A. LOC), 0.18%, 9/9/11	900	900
Cumberland County Pennsylvania Municipal Authority Revenue Refunding VRDB, Series D, Asbury Obligated Group (KBC Groep N.V. LOC), 0.21%, 9/9/11	2,710	2,710
Lancaster Pennsylvania IDA Revenue VRDB, Series 2007, Mennonite Home Project (M&T Bank Corp. LOC), 0.26%, 9/9/11	9,600	9,600
Montgomery County Pennsylvania G.O., Series A 0.11%, 9/1/11	1,000	1,000
Ridley Pennsylvania School District G.O. VRDB, Series 2009 (TD Banknorth, Inc. LOC), 0.21%, 9/9/11	2,800	2,800

		44,010

South Carolina - 1.4%
Columbia, South Carolina Waterworks & Sewer Systems Revenue VRDB, Series A-5 (U.S. Bank N.A. LOC), 0.14%, 9/1/11	7,000	7,000
Greenville South Carolina Hospital Systems Board Facilities Revenue Refunding VRDB (U.S. Bank N.A. LOC), Series B 0.17%, 9/9/11	23,595	23,595

		30,595

South Dakota - 0.2%
South Dakota Housing Development Authority VRDB, Series 2009-C, Homeownership Mortgage 0.20%, 9/9/11	4,000	4,000

Tennessee - 2.4%
Blount County & Cities Alcoa & Maryville IDB VRDB, Series A, Local Government Improvement (BB&T Corp. LOC), 0.21%, 9/9/11	11,875	11,875
Blount County Tennessee Public Building Authority Revenue VRDB, Series 2008 E-1-A, Local Government Public Improvement (BB&T Corp. LOC), 0.21%, 9/9/11	11,000	11,000
Blount County Tennessee Public Building Authority Revenue VRDB, Series E-5B, Local Government Public Improvement (BB&T Corp. LOC), 0.21%, 9/9/11	10,000	10,000
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Revenue Refunding VRDB, Series 2002, Multifamily, Timberlake Project (FNMA Insured), 0.21%, 9/9/11	7,450	7,450

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 9 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 90.9% continued
Tennessee - 2.4% continued
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Revenue VRDB, Lipscomb University Project (FHLB of Atlanta LOC), 0.17%, 9/9/11	$100	$100
Sevier County Tennessee Public Building Authority Public Projects Construction Notes, Series B-3 1.25%, 5/1/12	4,750	4,769
Sevierville Tennessee Public Building Authority VRDB, Local Government Public Improvement (FHLB of Atlanta LOC), Series B 0.21%, 9/9/11	8,700	8,700

		53,894

Texas - 9.6%
Comal Texas Independent School District G.O. Bonds, ROCS RR-II-R-11907 (Texas Permanent School Fund Gtd.), 0.21%, 9/9/11(1)	8,560	8,560
Garland Texas Independent School District G.O. VRDB, School Building (Texas Permanent School Fund Insured), Series B 0.25%, 11/9/11	20,300	20,300
Harris County Texas Revenue Refunding Bonds, Toll Road, Series A 2.00%, 8/15/12	10,000	10,173
Houston Texas Independent School District G.O. VRDB, Series 2004, Schoolhouse 0.57%, 3/27/12	7,500	7,500
Houston Texas TRANS 1.75%, 6/29/12	10,000	10,129
Houston Texas Utilities Systems Revenue Refunding VRDB, First Lien, (Bank of Nova Scotia LOC), Series B-6 0.15%, 9/9/11	28,300	28,300
Katy Texas Independent School District G.O. VRDB, Cash Building Series C 0.24%, 9/9/11	6,400	6,400
Mesquite Texas Health Facilities Development VRDB, Series 2000-C, Retirement Facility (Bank of America N.A. LOC), 0.19%, 9/9/11	6,345	6,345
Nueces County Texas Health Facilities Development Authority Revenue VRDB, Driscoll Children’s Foundation (JPMorgan Chase Bank N.A. LOC), 0.17%, 9/9/11	7,500	7,500
Port Arthur Texas Navigation District Environmental Facilities Revenue VRDB, Series 2009-C, Motiva Enterprises (Motiva Gtd.), 0.16%, 9/1/11	9,500	9,500
Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Series 2010, Total Petrochemicals USA 0.19%, 9/9/11	12,500	12,500
Port Arthur Texas Navigation District of Environmental Facilities Revenue VRDB, Series E, Motiva Enterprises Series E, 0.16%, 9/1/11	9,100	9,100
Princeton Texas Independent School District G.O. VRDB, Soc Gen Series 2003 SGB 41 0.60%, 9/9/11(1)	4,750	4,750
San Antonio Texas Housing Trust Finance Corp. Multifamily Housing Revenue VRDB, Series 2010, Cevallos Lofts Apartments (FHLMC LOC), 0.21%, 9/9/11	10,000	10,000
Texas State TRANS Series A 2.50%, 8/30/12	61,000	62,349

		213,406

Utah - 0.7%
Utah Housing Corp. Multifamily Revenue VRDB, Series 2009-A, Florentine Villas (FHLMC LOC), 0.24%, 9/9/11	6,100	6,100
Utah Housing Corp. SFM Revenue Refunding VRDB, Series A, Class I 0.20%, 9/9/11	4,700	4,700

MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 90.9% continued
Utah - 0.7% continued
Utah Water Finance Agency Revenue VRDB, Series 2008-B-1 0.20%, 9/9/11(1)	$3,900	$3,900

		14,700

Virginia - 0.5%
Virginia Commonwealth University Health Systems Authority Revenue VRDB, Series C (BB&T Corp. LOC), 0.14%, 9/1/11	11,850	11,850

Washington - 1.0%
Washington State Health Care Facilities Authority VRDB, Series B, Swedish Health Services (Citibank N.A. LOC), 0.18%, 9/9/11	2,600	2,600
Washington State Higher Education Facilities Authority Revenue VRDB, Series B, University of Puget Sound Project (Bank of America N.A. LOC), 0.25%, 9/9/11	6,000	6,000
Washington State Housing Finance Commission Non-profit Revenue Refunding VRDB, Series 2004, Hearthstone Project (Wells Fargo Bank N.A. LOC), 0.19%, 9/9/11	10,490	10,490
Washington State Housing Finance Commission Non-profit Revenue VRDB, Series 2003, Gonzaga Preparatory School Project (Bank of America N.A. LOC), 0.38%, 9/9/11	1,775	1,775
Washington State Housing Finance Commission Revenue VRDB, Series 2000, Living Care Centers Project (Wells Fargo Bank N.A. LOC), 0.20%, 9/9/11	1,945	1,945

		22,810

West Virginia - 1.1%
West Virginia State Hospital Finance Authority Revenue VRDB, Refunding & Improvement, Cabell Hospital (BB&T Corp. LOC), Series A 0.21%, 9/9/11	23,480	23,480

Wisconsin - 4.1%
La Crosse Wisconsin Development Revenue VRDB, Series 2008, University of Wisconsin La Crosse Foundation (Wells Fargo Bank N.A. LOC), 0.29%, 9/9/11	600	600
Public Finance Authority Wisconsin Continuing Care Retirement Community Revenue VRDB, Series B, Glenridge Palmer Ranch (Bank of Scotland PLC LOC), 0.16%, 9/1/11	5,000	5,000
Public Finance Authority Wisconsin Continuing Care Retirement Community Revenue VRDB, Series C, Glenridge Palmer Ranch (Bank of Scotland PLC LOC), 0.16%, 9/1/11	7,000	7,000
Wisconsin Health & Education Facilities (JPMorgan Chase Bank N.A. LOC), 0.42%, 9/1/11	7,500	7,500
Wisconsin Rural Water Construction Loan Program, Community Revenue BANS 1.50%, 11/1/11	9,150	9,165
Wisconsin School Districts Cash Flow Administration Program TRANS, Temporary Borrowing Program, Series 2010-A 1.25%, 10/17/11	5,100	5,105
Wisconsin School Districts Cash Flow Administration Program, Temporary Borrowing Program, Series 2010-B 1.25%, 10/17/11	4,500	4,505
Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Series 2009, Concordia University, Inc. (JPMorgan Chase Bank N.A. LOC), 0.21%, 9/9/11	2,225	2,225
Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Series 2009, Lawrence University (JPMorgan Chase Bank N.A. LOC), 0.21%, 9/9/11	8,165	8,165

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 11 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 90.9% continued
Wisconsin - 4.1% continued
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2008-A, Prohealth Care, Inc. (U.S. Bank N.A. LOC), 0.16%, 9/1/11	$5,900	$5,900
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2009, Goodwill Industries (U.S. Bank N.A. LOC), 0.17%, 9/9/11	4,800	4,800
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2010-B, Beloit College (JPMorgan Chase Bank N.A. LOC), 0.21%, 9/9/11	7,900	7,900
Wisconsin State Revenue Notes 2.00%, 6/15/12	22,500	22,814

		90,679

Wyoming - 0.0%
Platte County Wyoming PCR VRDB, Tri-State Generation & Transmission Association (National Rural Utilities Cooperative Finance Corp. Gtd.), 0.26%, 9/1/11	1,000	1,000

Municipal States Pooled Securities - 0.3%
BB&T Municipal Trust Various States VRDB, (BB&T Corp. LOC), Series 1007 0.30%, 9/9/11(1)	7,320	7,320

Total Municipal Investments (Cost $2,015,559)		2,015,559

Total Investments - 95.4% (Cost $2,115,559)(3)		2,115,559

Other Assets less Liabilities - 4.6%		101,761

NET ASSETS - 100.0%		$2,217,320

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Restricted security has been deemed illiquid. At August 31, 2011, the value of these restricted illiquid securities amounted to approximately $23,825,000 or 1.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	AQUISITION AND ENFORCEABLE DATE	AQUISITION COST (000S)
BB&T Municipal Trust, Series 1016 0.30%, 9/9/11	4/14/11	$17,845
Gwinnett County Water & Sewer Authority Revenue Bonds 0.20%, 9/9/11	2/25/11	5,980

(3)	The cost for federal income tax purposes was $2,115,559.

Percentages shown are based on Net Assets.

At August 31, 2011, the industry sectors for the Tax-Exempt Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Management	19.3%
Educational Services	10.2
Executive, Legislative and General Government	18.1
General Medical & Surgical Hospitals, Nursing and Personal Care	13.2
Health Services and Residential Care	10.7
Urban and Community Development, Housing Programs and Social Services	9.4
All other sectors less than 5%	19.1

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Exempt Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of August 31, 2011:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Tax-Exempt Portfolio	$—	$2,115,559	(1)	$—	$2,115,559

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At August 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

EDA - Economical Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LOC - Letter of Credit

PCR - Pollution Contron Revenue

ROCS - Reset Option Certificates

SFM - Single Family Mortgage

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 13 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO	AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS - 1.9%
Non-U.S. Depository Institutions - 1.9%
Barclays Bank PLC, London Branch, 0.08%, 9/1/11	$100,000	$100,000

Total Eurodollar Time Deposits (Cost $100,000)		100,000

MUNICIPAL INVESTMENTS - 100.8%
Alabama - 0.7%
Mobile Alabama Downtown Redevelopment Authority Gulf Opportunity Zone Revenue VRDB, Series A, Austal USA LLC Project (National Australia Bank LOC), 0.16%, 9/9/11	16,500	16,500
Taylor-Ryan Improvement District No. 2 VRDB, Series 2005, Alabama Special Assessment (Wachovia Bank N.A. LOC), 0.21%, 9/9/11	10,700	10,700
West. Jefferson IDB PCR Refunding VRDB, Series 1998, Alabama Power Co. Project 0.21%, 9/9/11	10,000	10,000

		37,200

Alaska - 0.3%
Eclipse Funding Trust Revenue VRDB, Series 2007-0028, Solar Eclipse (U.S. Bank N.A. LOC), 0.13%, 9/1/11(1)	13,415	13,415

Arizona - 1.7%
Apache County IDA Revenue VRDB, Series 1983-A, Tucson Electric Power Project (U.S. Bancorp LOC), 0.16%, 9/9/11	25,425	25,425
Arizona Health Facilities Authority Revenue VRDB, Series 2002, Health Facilities Royal Oaks Project (Bank of America N.A. LOC), 0.19%, 9/9/11	10,885	10,885
Arizona Health Facilities Authority Revenue VRDB, Series 2008-B, Banner Health (Bank of Nova Scotia LOC), 0.13%, 9/9/11	8,520	8,520
Arizona Health Facilities Authority Revenue VRDB, Series 2009-F, Catholic West Loan Program (Citibank N.A. LOC), 0.15%, 9/9/11	7,700	7,700
Arizona Health Facilities Authority Senior Living Revenue VRDB, Royal Oaks Life Care Community (Bank of America N.A. LOC), 0.19%, 9/9/11	8,285	8,285
Tucson Arizona IDA VRDB, Series 2002-A, Housing Family Housing Resource Projects (FNMA LOC), 0.20%, 9/9/11	7,330	7,330
Yuma Arizona IDA Hospital Revenue VRDB, Series 2008, Yuma Regional Medical Center (JPMorgan Chase Bank N.A. LOC), 0.15%, 9/9/11(1)	23,400	23,400

		91,545

Arkansas - 0.1%
Benton County Arkansas Public Facilities Board College Parking Revenue Refunding VRDB, Northwest Arkansas Community (FHLB of Dallas LOC), 0.21%, 9/9/11	7,385	7,385

California - 5.0%
California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Athens Services Project (Wells Fargo Bank N.A. LOC), 0.19%, 9/9/11	12,500	12,500
California School Cash Reserve Program Authority Revenue Notes Series A 2.00%, 3/1/12	4,755	4,793
Series B 2.00%, 6/1/12	6,000	6,068
Series C 2.00%, 3/1/12	9,000	9,076
Series E 2.00%, 6/1/12	4,000	4,049
Series F 2.00%, 6/1/12	1,000	1,012
California State G.O. VRDB, Series 03 A-3 (Bank of Montreal LOC), 0.09%, 9/1/11	25,000	25,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 1 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.8% continued
California - 5.0% continued
California State G.O. VRDB, Sub- Series C-1 (Citibank N.A. LOC), 0.20%, 9/9/11	$16,600	$16,600
California State VRDB, Series A (Bank of America N.A. LOC), 0.24%, 9/9/11	5,000	5,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Series 2009-A, Claremont Villas (FHLB of San Francisco LOC), 0.19%, 9/9/11	1,885	1,885
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Series 2009-M, South Shore Apartments (FHLB of San Francisco LOC), 0.19%, 9/9/11	5,000	5,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Series D, Lincoln Walk Apartment Project (PNC Bancorp, Inc. LOC), 0.21%, 9/9/11	9,450	9,450
California Statewide Communities Development Authority Revenue VRDB, Series 1995, COPS Covenant Retirement Communities, Inc. (Bank of America N.A. LOC), 0.17%, 9/9/11	3,700	3,700
California Statewide Communities Development Authority Revenue VRDB, Series 2007-A, Sweep Loan Program (Citibank N.A. LOC), 0.17%, 9/9/11	1,900	1,900
California Statewide Communities Development Authority Revenue VRDB, Series D, Rady Children’s Hospital (Wachovia Bank N.A. LOC), 0.08%, 9/1/11	12,380	12,380
Contra Costa California Transportation Authority Sales Tax Revenue VRDB 0.21%, 9/9/11(1)	25,000	25,000
Daly City California Housing Financing Agency Multifamily Revenue Refunding VRDB, Series 1999, Serramonte Del Ray (FNMA Gtd.), 0.18%, 9/9/11	8,730	8,730
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series R-11442, Enhanced Asset Backed (AGM Corp. Insured), 0.41%, 9/9/11(1)	1,285	1,285
Grand Terrace California Community Redevelopment Agency Multifamily Housing Revenue VRDB, Series 1985-A, Mt. Vernon Villas (FNMA LOC), 0.17%, 9/9/11	7,470	7,470
Los Angeles California G.O. TRANS 2.50%, 4/30/12	14,000	14,200
Los Angeles County California G.O. TRANS Series A 2.50%, 2/29/12	15,000	15,161
Series C 2.50%, 6/29/12	7,500	7,629
Los Angeles, California Department of Water & Power Waterworks Revenue VRDB Subseries B-4 0.14%, 9/9/11	10,400	10,400
Los Angeles, California Department Water & Power Revenue VRDB, Power Systems Subseries A-2 0. 18%, 9/9/11	12,000	12,000
Orange County California Apartment Development Revenue Refunding VRDB, Series 1997-A, Larkspur Canyon Apartments (FNMA LOC), 0.14%, 9/9/11	7,435	7,435
Riverside County California Certificates Partnership Aces VRDB, Series 1985-B, Riverside County Public Facilities Porject (State Street Corp. LOC), 0.18%, 9/9/11	1,100	1,100
Riverside County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Series C, Tyler Springs Apartments (FNMA Gtd.), 0.20%, 9/9/11	750	750

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.8% continued
California - 5.0% continued
Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Series A, Bent Tree Apartments (FNMA Gtd.), 0.18%, 9/9/11	$6,900	$6,900
Sacramento County California Sanitation District Financing Authority Revenue Refunding VRDB, Series E, Sub Lien-Sanitation District (U.S. Bank N.A. LOC), 0.17%, 9/9/11	9,700	9,700
San Diego County California Regional Transportation Commission Sales Tax Revenue VRDB Series A 0.17%, 9/9/11	11,800	11,800
San Francisco California City & County Apartments Community, Series 2010 A-2, International Apartment Revenue Refunding VRDB (JPMorgan Chase Bank N.A. LOC), 0.16%, 9/9/11	200	200
San Francisco California City & County Finance Corp. Lease Revenue Refunding VRDB, Series 2008-1, Moscone Center (Bank of America N.A. LOC), 0.18%, 9/9/11	5,675	5,675
San Jose California Multifamily Housing Revenue Refunding VRDB, Series A, Kimberly Woods Apartments (FHLMC LOC), 0.17%, 9/9/11	2,000	2,000

		265,848

Colorado - 2.1%
Arapahoe County Colorado Multifamily Revenue Refunding VRDB, Series 2001, Rent Housing Hunters Run (FHLMC LOC), 0.21%, 9/9/11	200	200
Base Village Metropolitan District No. 2 Colorado G.O. Revenue VRDB, Series C, Ltd. Tax (U.S. Bank N.A. LOC), 0.24%, 9/9/11	6,510	6,510
Castle Pines North Finance Corp. Colorado COPS VRDB, Series F (Wells Fargo Bank N.A. LOC), 0.25%, 9/9/11	8,320	8,320
Castle Pines North Metropolitan District Colorado G.O. Refunding VRDB, Series E, Ltd. Tax (U.S. Bank N.A. LOC), 0.25%, 9/9/11	1,005	1,005
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Gaston Christian Schools (Banco Santander S.A. LOC), 0.42%, 9/9/11	4,230	4,230
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Series 2005, Bear Creek School Project (U.S. Bank N.A. LOC), 0.17%, 9/9/11	6,210	6,210
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Series A, Presentation School (U.S. Bank N.A. LOC), 0.17%, 9/9/11	7,250	7,250
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Series B, Immanuel Lutheran School Project (Bank of America N.A. LOC), 0.20%, 9/1/11	5,065	5,065
Colorado Educational and Cultural Facilities Authority Revenue VRDB, Concordia University Irvine Project (U.S. Bank N.A. LOC), 0.20%, 9/1/11	3,750	3,750
Colorado Health Facilities Authority Revenue Refunding VRDB, Series 2008, The Evangelical Project (U.S. Bank N.A. LOC), 0.18%, 9/9/11	1,500	1,500
Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Golden West Manor (U.S. Bank N.A. LOC), 0.25%, 9/9/11	6,520	6,520
Colorado Health Facilities Authority Revenue VRDB, Series 2008, Fraiser Meadows Community Project (JPMorgan Chase Bank N.A. LOC), 0.19%, 9/9/11	2,700	2,700
Colorado Health Facilities Authority Revenue VRDB, Sisters of Charity 0.17%, 9/9/11	2,300	2,300

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 3 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.8% continued
Colorado - 2.1% continued
Colorado HFA SFM Revenue VRDB, Series 2006-C1-B2, 0.17%, 9/9/11	$14,300	$14,300
Colorado Housing & Financial Authority SFM VRDB, Series 2002-C1-A3, 0.20%, 9/9/11	4,485	4,485
Denver Colorado Urban Renewal Authority Tax Increment Revenue VRDB, Series 2008 A-2, Stapleton (U.S. Bank N.A. LOC), 0.21%, 9/9/11	780	780
Denver, Colorado City and County Multifamily Housing Revenue VRDB, Series 1985, Ogden Residences Project (Credit Agricole LOC), 0.19%, 9/1/11	4,300	4,300
Larkridge Metropolitan District No. 1 Colorado VRDB, Series 2004 (U.S. Bank N.A. LOC), 0.21%, 9/9/11	9,790	9,790
Traer Creek Metropolitan District Colorado Revenue VRDB, Series 2002, Avon (BNP Paribas LOC), 0.35%, 9/9/11	8,230	8,230
Traer Creek Metropolitan District Revenue VRDB, Series 2004 (BNP Paribas LOC), 0.35%, 9/9/11	12,000	12,000

		109,445

Connecticut - 0.1%
Connecticut State Development Authority Revenue Refunding VRDB, Pierce Memorial Baptist (Bank of America N.A. LOC), 0.14%, 9/9/11	2,640	2,640
Connecticut State HFA VRDB, Cil Realty, Inc. (HSBC Bank USA N.A. LOC), 0.19%, 9/9/11	4,900	4,900

		7,540

District of Columbia - 2.9%
District of Columbia G.O. Bonds (Wells Fargo & Co. Gtd.), 0.21%, 9/9/11(1)	16,385	16,385
District of Columbia G.O. TRANS, 2.00%, 9/30/11	25,000	25,032
District of Columbia Hospital Revenue Bonds, Children’s Hospital Obligation (AGM Corp. Insured), 0.36%, 9/9/11(1)	11,015	11,015
District of Columbia Revenue VRDB, Series 2001, Henry J. Kaiser Foundation 0.21%, 9/9/11	4,700	4,700
District of Columbia Revenue VRDB, Series 2003, American Psychiatric Association (Bank of America N.A. LOC), 0.38%, 9/9/11	1,955	1,955
District of Columbia Revenue VRDB, Series 2007, DC Preparatory Academy (M&T Bank Corp. LOC), 0.26%, 9/9/11	9,150	9,150
District of Columbia Revenue VRDB, Series 2008, Kipp (M&T Bank Corp. LOC), 0.22%, 9/9/11	18,800	18,800
Metropolitan Washington D.C. Apartment Authority Systems Revenue Refunding VRDB, AMT Subseries C-1 (Barclays PLC LOC), 0.16%, 9/1/11	64,650	64,650

		151,687

Florida - 7.5%
Broward County Florida Educational Facilities Authority Revenue VRDB, City College Project (Citibank N.A. LOC), 0.19%, 9/9/11	10,220	10,220
Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation (FNMA LOC), 0.22%, 9/9/11	21,770	21,770
Collier County Florida Health Facilities Authority Revenue VRDB, Moorings, Inc. Project (JPMorgan Chase Bank N.A. LOC), 0.19%, 9/9/11	10,000	10,000
Eclipse Funding Trust COPS Series 2006-0149, Solar Eclipse Palm Series B (U.S. Bank N.A. LOC), 0.20%, 9/9/11(1)	10,180	10,180

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.8% continued
Florida - 7.5% continued
Eclipse Funding Trust G.O. Bonds, Solar Eclipse Miami (U.S. Bank N.A. LOC), 0.13%, 9/1/11(1)	$17,415	$17,415
Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Series B, Azalea Trace, Inc. (Bank of America N.A. LOC), 0.10%, 9/1/11	3,000	3,000
Florida Housing Finance Agency Multifamily Housing Huntington VRDB, Series 1985 (FHLMC Gtd.), 0.19%, 9/9/11	4,100	4,100
Florida Housing Finance Agency Multifamily River Oaks VRDB, Series 1985 (FHLMC Insured), 0.17%, 9/9/11	6,200	6,200
Florida Housing Finance Agency Multifamily VRDB, Housing Country Club (FHLMC Insured), 0.22%, 9/9/11	8,500	8,500
Florida Housing Finance Corp. Multifamily Mortgage Revenue VRDB, Series 2008-L, Hudson Ridge Apartments (FHLB of San Francisco LOC), 0.22%, 9/9/11	7,055	7,055
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Lee Vista Apartments (FHLMC Insured), 0.22%, 9/9/11	16,810	16,810
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series 2004, Mortgage-Maitland Apartments (FHLMC Gtd.), 0.22%, 9/9/11	18,675	18,675
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series C, Mortgage Monterey Lake (FHLMC LOC), 0.16%, 9/9/11	7,325	7,325
Florida State Board of Education Public Education G.O. Bonds, Series A, Capital Outlay 0.20%, 9/9/11(1)	10,000	10,000
Highlands County Florida Health Facilities Authority Revenue VRDB, Series 2005-I, Hospital Adventist Health Systems 0.17%, 9/9/11	7,500	7,500
Highlands County Florida Health Facilities Authority Revenue VRDB, Series 2007 A-2, Hospital Adventist Health Systems 0.17%, 9/9/11	10,000	10,000
Highlands County Florida Health Facilities Authority Revenue VRDB, Series B, Hospital Adventist Health Systems (Harris Bankcorp, Inc. LOC), 0.16%, 9/9/11	11,520	11,520
Highlands County Florida Health Facilities Authority Revenue VRDB, Series E, Hospital Adventist Health Systems (Credit Agricole LOC), 0.21%, 9/9/11	9,400	9,400
Jacksonville Electric Authority 0.14%, 9/7/11	36,000	36,000
Jacksonville Florida Health Facilities Authority Hospital Revenue VRDB, Series 2008-B, Baptist Medical (BB&T Corp. LOC), 0.20%, 9/9/11	13,240	13,240
Jacksonville Florida Health Facilities Authority Revenue VRDB Series A (Bank of America N.A. LOC), 0.13%, 9/1/11	8,585	8,585
Jacksonville Florida Transportation Revenue VRDB, Series 2008-B (Wachovia Bank N.A. LOC), 0.19%, 9/9/11	39,000	39,000
JEA, Florida Electric System Revenue VRDB, Series A, Electric Systems (Bank of Montreal LOC), 0.16%, 9/9/11	18,225	18,225
Lee County Florida HFA Multifamily Housing Revenue Refunding Bonds VRDB, Series 1995-A, Forestwood Apartments Project (FNMA Gtd.), 0.17%, 9/9/11	11,485	11,485
Lee County IDA Health Care Facilities Revenue VRDB, Series 1999-B, Shell Point Village Project (Bank of America N.A. LOC), 0.19%, 9/9/11	6,575	6,575
Lee County IDA Health Care Facilities Revenue VRDB, Sub- Series B-1, Shell Point Village Project (Bank of America N.A. LOC), 0.19%, 9/9/11	1,565	1,565

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 5 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.8% continued
Florida - 7.5% continued
Orlando Florida Utilities Community Utility System Revenue VRDB 0.17%, 9/9/11	$10,000	$10,000
Palm Beach County Florida Solid Waste Authority Revenue VRDB (U.S. Treasury Escrowed) 1.00%, 1/12/12	40,000	40,084
Pinellas County Florida Health Facilities Authority Revenue VRDB, Health Systems, Baycare Health Series A1 (U.S. Bank N.A. LOC), 0.11%, 9/1/11	13,000	13,000
St. Petersburg Florida Health Facilities Authority Revenue VRDB, Series 2005 A-1, Children’s Hospital (Wachovia Bank N.A. LOC), 0.19%, 9/9/11	4,500	4,500
Volusia County Florida HFA Multifamily Housing Revenue Refunding VRDB, Series 2002, Anatole Apartments (FNMA Insured), 0.18%, 9/9/11	5,045	5,045

		396,974

Georgia - 1.7%
Clayton County Georgia Housing Authority Multifamily Housing Revenue Refunding VRDB, Series 1990-A, Huntington Woods (AGM Corp. Insured), 0.96%, 9/9/11	7,530	7,530
Clayton County Georgia Housing Authority Multifamily Housing Revenue Refunding VRDB, Series 1990-E, Chateau Forest Airports (AGM Corp. Insured), 0.92%, 9/9/11	7,160	7,160
Clayton County Georgia Housing Authority Multifamily Housing Revenue Refunding VRDB, Series 1990-F, Ten Oaks Apartments (AGM Corp. Insured), 0.96%, 9/9/11	6,280	6,280
Clayton County Georgia Housing Authority Multifamily Housing Revenue VRDB, Series 1985, Rivers Edge Development (FHLMC Gtd.), 0.22%, 9/9/11	1,655	1,655
Cobb County Georgia Development Authority Revenue VRDB, Series 2009, North Cobb Christian School (BB&T Corp. LOC), 0.21%, 9/9/11	12,245	12,245
Cobb County Georgia Housing Authority Multifamily Housing Revenue Refunding VRDB, Series 1999, Cobb-Six Flags Association (FHLMC LOC), 0.22%, 9/9/11	5,290	5,290
DeKalb County Georgia Housing Authority Multifamily Housing Revenue VRDB, Series 1997, Post Walk Project (Collateralized by FNMA) 0.21%, 9/9/11	100	100
Georgia Municipal Gas Authority, Gas Revenue Refunding Bonds, Gas Portfolio III Series J 2.00%, 11/16/11	16,000	16,050
Gwinnett County Georgia Housing Authority Multifamily Housing Revenue VRDB, Series 1996, Post Corners Project (FNMA Gtd.), 0.17%, 9/9/11	7,400	7,400
Main Street National Gas, Inc., Revenue VRDB, Georgia Gas Project 0.21%, 9/9/11	10,000	10,000
Marietta Georgia Housing Authority
Multifamily Revenue Refunding VRDB, Housing Wood Glen (FHLMC Insured), 0.22%, 9/9/11	6,665	6,665
Roswell Georgia Housing Authority Multifamily Revenue Refunding VRDB, Series 1994, Housing Wood Crossing Project (FHLMC LOC), 0.22%, 9/9/11	5,550	5,550
Roswell Georgia Housing Authority Multifamily Revenue Refunding VRDB, Series B, Housing Chambrel Roswell (FNMA Gtd.), 0.22%, 9/9/11	3,780	3,780

MONEY MARKET PORTFOLIOS     6     NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.8% continued
Georgia - 1.7% continued
Smyrna Georgia Multifamily Housing Authority Revenue VRDB, Series 1997, F & M Villages Project (FNMA Gtd.), 0.17%, 9/9/11	$1,350	$1,350

		91,055

Hawaii - 0.2%
Eclipse Funding Trust G.O. VRDB, Solar Eclipse, Honolulu (U.S. Bank N.A. LOC), 0.20%, 9/7/11(1)	4,205	4,205
Hawaii State Housing Finance & Development Corp. Multifamily Revenue VRDB, Series 2008, Housing Lokahi Kau (FHLMC LOC), 0.19%, 9/9/11	5,200	5,200

		9,405

Idaho - 1.0%
Idaho Health Facilities Authority Revenue VRDB, Series 2009-A, St. Lukes Health Systems Project (Wells Fargo Bank N.A. LOC), 0.17%, 9/9/11	19,000	19,000
Idaho Housing & Finance Association Non-profit Facilities Revenue VRDB, Series 2008, College of Idaho Project (U.S. Bank N.A. LOC), 0.17%, 9/9/11	4,700	4,700
Idaho State G.O. Tax Anticipation Notes 2.00%, 6/29/12	30,000	30,429

		54,129

Illinois - 6.2%
Aurora Illinois Revenue VRDB, Series 2003, Counseling Center of Fox Valley Project (Harris Bankcorp, Inc. LOC), 0.21%, 9/9/11	3,210	3,210
Bridgeview, Illinois G.O. Refunding VRDB, Series 2008 A-2 (Harris Bankcorp, Inc. LOC), 0.20%, 9/9/11	17,500	17,500
Chicago Illinois G.O. VRDB, Series 21-B-3, Neighborhoods Alive (Bank of America N.A. LOC), 0.21%, 9/1/11	5,880	5,880
Chicago Illinois G.O. VRDB, Series 21-B-4, Neighborhoods Alive (The Bank of New York Mellon Corp. LOC), 0.16%, 9/1/11	7,100	7,100
Chicago Illinois Transit Authority COPS (AGM Corp. Insured), 0.41%, 9/9/11(1)	5,445	5,445
DuPage County Illinois Educational Facility Revenue VRDB, Series A, Benedictine University (U.S. Bank N.A. LOC), 0.17%, 9/9/11	6,600	6,600
Illinois Development Finance Authority Revenue VRDB, BAPS, Inc. Project (Comerica Bank LOC), 0.22%, 9/9/11	7,985	7,985
Illinois Development Finance Authority Revenue VRDB, Series 1998, American Youth Hostels Project (Harris Bankcorp, Inc. LOC), 0.21%, 9/9/11	6,530	6,530
Illinois Development Finance Authority Revenue VRDB, Series 1998, Glenwood School For Boys (Harris Bankcorp, Inc. LOC), 0.20%, 9/9/11	1,800	1,800
Illinois Development Financial Authority Revenue VRDB, Series 2003, Jewish Council Youth Services (Harris Bankcorp, Inc. LOC), 0.21%, 9/9/11	845	845
Illinois Development Financial Authority Revenue VRDB, Series B, Evanston Northwestern, 0.13%, 9/1/11	4,715	4,715
Illinois Educational Facilities Authority Revenue VRDB, Series 1985, Cultural Pool (JPMorgan Chase Bank N.A. LOC), 0.18%, 9/9/11	8,890	8,890
Illinois Educational Facilities Authority Revenue VRDB, Series 1999-A, National Louis University (JPMorgan Chase Bank N.A. LOC), 0.21%, 9/9/11	10,800	10,800

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.8% continued
Illinois - 6.2% continued
Illinois Educational Facilities Authority Revenue VRDB, Series 2003-B, Augustana College (Harris Bankcorp, Inc. LOC), 0.21%, 9/9/11	$6,390	$6,390
Illinois Educational Facilities Authority Revenue VRDB, Series B, University of Chicago, 0.44%, 5/3/12	20,265	20,265
Illinois Finance Authority Educational Facility Revenue VRDB, Series 2007, Erikson Institute Project (Bank of America N.A. LOC), 0.43%, 9/9/11	6,000	6,000
Illinois Finance Authority Multifamily Revenue VRDB, Series 2005, Housing Villagebrook Apartments Project (FHLMC LOC), 0.30%, 9/9/11	5,100	5,100
Illinois Finance Authority PCR Refunding VRDB, Series D, Commonwealth Edison (JPMorgan Chase Bank N.A. LOC), 0.16%, 9/9/11	26,600	26,600
Illinois Finance Authority Revenue VRDB, Easter Seals Metropolitan Chicago (Harris Bankcorp, Inc. LOC), 0.21%, 9/9/11	7,700	7,700
Illinois Finance Authority Revenue VRDB, Literature Research Institute (JPMorgan Chase Bank N.A. LOC), 0.16%, 9/9/11	6,505	6,505
Illinois Finance Authority Revenue VRDB, Mercy Alliance Project, (U.S. Bank N.A. LOC), 0.17%, 9/9/11	7,470	7,470
Illinois Finance Authority Revenue VRDB, Nazareth Academy Project (Harris Bankcorp, Inc. LOC), 0.21%, 9/9/11	5,900	5,900
Illinois Finance Authority Revenue VRDB, Series 2005, Joan W. & Irving B. Dance Project (Bank of America N.A. LOC), 0.26%, 9/9/11	8,300	8,300
Illinois Finance Authority Revenue VRDB, Series 2007, North American Spine Society (Harris Bankcorp, Inc. LOC), 0.20%, 9/9/11	11,100	11,100
Illinois Finance Authority Revenue VRDB, Series 2008-A, Community Action Partnership (Harris Bankcorp, Inc. LOC), 0.23%, 9/9/11	3,000	3,000
Illinois Finance Authority Revenue VRDB, Series 2009-C, OSF Healthcare System (Wells Fargo Bank N.A. LOC), 0.18%, 9/9/11	5,000	5,000
Illinois Finance Authority Revenue VRDB, Series 2009-E-2, University of Chicago Medical (JPMorgan Chase Bank N.A. LOC), 0.11%, 9/1/11	10,000	10,000
Illinois Finance Authority Revenue VRDB, Series A, Franciscan Communities (Bank of America N.A. LOC), 0.31%, 9/9/11	7,690	7,690
Illinois Finance Authority Revenue VRDB, WBEZ Alliance, Inc. Project, (Bank of America N.A. LOC), 0.20%, 9/9/11	22,000	22,000
Illinois Finance Authority Revenue, Series 2008, Chicago Horticultural Project (JPMorgan Chase Bank N.A. LOC), 0.19%, 9/9/11	9,000	9,000
Illinois Health Facilities Authority Revenue Refunding Bonds, Series 1996-B, Franciscan Eldercare (Bank of America N.A. LOC), 0.26%, 9/9/11	4,050	4,050
Illinois Health Facilities Authority Revenue VRDB, Series 2003, Memorial Health Systems (JPMorgan Chase Bank N.A. LOC), 0.12%, 9/1/11	19,965	19,965
Illinois Municipal Electric Agency Power Supply (Wells Fargo & Co. Gtd.), 0.21%, 9/9/11(1)	16,105	16,105
Illinois State Toll Highway Authority Toll Highway Revenue VRDB, Series A-2D (Wachovia Bank N.A. LOC), 0.22%, 9/9/11	12,500	12,500
Kane County Revenue Bonds, Series 1993, Glenwood School For Boys (Harris Bankcorp, Inc. LOC), 0.20%, 9/9/11	2,200	2,200

MONEY MARKET PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.8% continued
Illinois - 6.2% continued
Lake County Illinois Multifamily Housing Revenue VRDB, Series 2008, Whispering Oaks Apartments Project (FHLMC Gtd.), 0.21%, 9/9/11	$3,250	$3,250
Morton Grove Cultural Facility Revenue VRDB, Series 2006, Holocaust Museum & Education (Bank of America N.A. LOC), 0.18%, 9/9/11	4,750	4,750
University Illinois University Revenues VRDB, Series 2008, Auxiliary Facilities Systems, 0.17%, 9/9/11	11,865	11,865

		330,005

Indiana - 2.1%
Deutsche Bank Spears/Lifers Trust Goldman Sachs Spears Revenue VRDB Series DBE-549 0.24%, 9/9/11(1)	2,855	2,855
Elkhart County Indiana Multifamily Revenue VRDB, Series 2008 II-A, Housing Ashton Pines Apartments (FHLB of Indianapolis LOC), 0.22%, 9/9/11	8,000	8,000
Indiana Bond Bank Revenue Advance Funding Program Notes, Series A, 2.00%, 1/5/12	15,000	15,076
Indiana Finance Authority Health System Revenue VRDB, Series 2008-G, Sisters St. Francis Health (Wells Fargo Bank N.A. LOC), 0.15%, 9/9/11	15,000	15,000
Indiana Health & Educational Facility Financing Authority Hospital Revenue, Series 2005-A, Howard Regional Health System Project (Comerica Bank LOC), 0.13%, 9/1/11	10,000	10,000
Indiana Health Facility Financing Authority Revenue VRDB, Series 2001, Franciscan Eldercare Project (Bank of America N.A. LOC), 0.31%, 9/9/11	270	270
Indiana Health Facility Financing Authority Revenue VRDB, Series 2002-B, Fayette Memorial Hospital Association (U.S. Bank N.A. LOC), 0.12%, 9/1/11	5,790	5,790
Indiana Health Facility Financing Authority Revenue VRDB, Series E-6, Ascension Health, 0.16%, 9/9/11	12,280	12,280
Indiana State Development Finance Authority Economic Development Revenue VRDB, Series 2003, Young Men’s Christian Association (Wells Fargo Bank N.A. LOC), 0.29%, 9/9/11	2,500	2,500
Indiana State Finance Authority Revenue VRDB, Educational Facilities, Depauw University Project (PNC Bancorp, Inc. LOC), 0.16%, 9/9/11	8,200	8,200
Indianapolis Indiana Economic Development Revenue VRDB, Series 2008, Brookhaven County Line Project (FNMA Gtd.), 0.21%, 9/9/11	13,300	13,300
Lawrenceburg Indiana PCR Refunding, Series 2008-H, Indiana Michigan Power Co. Project (Bank of Nova Scotia LOC), 0.20%, 9/9/11	6,000	6,000
Lawrenceburg Industrial PCR Refunding VRDB, Industrial Michigan Power Co. Project, (Bank of Nova Scotia LOC), 0.15%, 9/9/11	1,300	1,300
RBC Municipal Products, Inc., Series E-23, (Royal Bank of Canada LOC), 0.21%, 9/9/11(1) (2)	8,500	8,500
Vincennes, Indiana Economic Development Revenue VRDB, Knox County Association (Wells Fargo Bank N.A. LOC), 0.29%, 9/9/11	1,500	1,500

		110,571

Iowa - 1.1%
Grinnell Iowa Hospital Revenue Refunding VRDB, Series 2011, Grinnell Regional Medical Center (U.S. Bank N.A. LOC), 0.16%, 9/1/11	3,120	3,120
Hills Iowa Health Facilities Revenue VRDB, Series 2008, Mercy Hospital Project (U.S. Bancorp LOC), 0.16%, 9/1/11	5,365	5,365

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 9 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.8% continued
Iowa - 1.1% continued
Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project (U.S. Bank N.A. LOC), 0.21%, 9/9/11	$6,100	$6,100
Iowa Finance Authority Revenue VRDB, Series 2003, Museum of Art Foundation (U.S. Bank N.A. LOC), 0.12%, 9/1/11	4,205	4,205
Iowa Financial Authority Retirement Community Revenue VRDB, Series 2003-B, Wesley Retirement Services (Wells Fargo Bank N.A. LOC), 0.19%, 9/9/11	6,500	6,500
Iowa Higher Education Loan Authority Revenue Private College VRDB, Series 2002, Luther College Project (U.S. Bank N.A. LOC), 0.17%, 9/9/11	10,455	10,455
Iowa Higher Education Loan Authority Revenue Refunding VRDB, Private College, Des Moines Project (U.S. Bank N.A. LOC), 0.16%, 9/1/11	3,250	3,250
Iowa Higher Education Loan Authority Revenue VRDB, Series 2000, Private College, Facility Loras College Project (Bank of America N.A. LOC), 0.15%, 9/1/11	14,450	14,450
Iowa Higher Education Loan Authority Revenue VRDB, Series 2003, Private College, Des Moines (U.S. Bancorp LOC), 0.12%, 9/1/11	3,850	3,850

		57,295

Kansas - 1.1%
Kansas State Development Finance Authority Multifamily Housing Revenue VRDB, Series B, Boulevard Apartments (Wells Fargo Bank N.A. LOC), 0.24%, 9/9/11	23,750	23,750
Kansas State Development Finance Authority Multifamily Revenue Refunding VRDB, Housing Chesapeake Apartments Project (FHLMC LOC), 0.22%, 9/9/11	14,800	14,800
Kansas State Development Financial Authority Hospital Revenue VRDB, Series 2004-C, Adventist Health-Sunbelt (JPMorgan Chase Bank N.A. LOC), 0.16%, 9/9/11	10,000	10,000
Olathe Kansas Multifamily Housing Refunding VRDB, Jefferson Place Apartments Project (FHLMC Gtd.), 0.22%, 9/9/11	7,780	7,780
Olathe Kansas Multifamily Housing Revenue Refunding VRDB, Jefferson Place Apartments Project, Series B (FHLMC LOC), 0.26%, 9/9/11	2,485	2,485

		58,815

Kentucky - 2.1%
Boone County Kentucky PCR Refunding VRDB, Duke Energy, (Wells Fargo Bank N.A. LOC), 0.17%, 9/9/11	2,720	2,720
Fort Mitchell League of Cities Funding VRDB, Series 2002-A, Trust Lease Program (U.S. Bank N.A. LOC), 0.20%, 9/9/11	6,300	6,300
Jefferson County Kentucky Multifamily Revenue Refunding VRDB, Series 2002, Camden Brookside Project (FNMA Insured), 0.19%, 9/9/11	8,900	8,900
Jefferson County Kentucky Multifamily Revenue Refunding VRDB, Series 2002, Housing Camden Meadows Project (FNMA Insured), 0.19%, 9/9/11	8,200	8,200
Kentucky Economic Development Finance Authority Revenue VRDB, Adventist Long Term Care (PNC Bancorp, Inc. LOC), 0.19%, 9/9/11	8,335	8,335
Kentucky Economic Development Financial Authority Education Center Revenue VRDB, Series 2008-A, Ashland Hospital Corp. (BB&T Corp. LOC), 0.20%, 9/9/11	17,100	17,100

MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.8% continued
Kentucky - 2.1% continued
Morehead League of Cities Funding Trust Lease Program Revenue VRDB, Series 2004-A, (U.S. Bank N.A. LOC), 0.20%, 9/9/11	$7,818	$7,818
Pendleton County Kentucky Multi-County Lease Revenue VRDB, Kentucky Associate Counties Leasing Program (JPMorgan Chase Bank N.A. LOC), 0.23%, 9/9/11	38,000	38,000
Warren County Kentucky Hospital Revenue Refunding VRDB, Series 2008, Bowling Green-Warren (AGM Corp. Insured), 0.27%, 9/9/11	7,855	7,855
Williamstown Kentucky League of Cities Funding Trust Lease Revenue VRDB, Series 2009-B (U.S. Bank N.A. LOC), 0.20%, 9/9/11	4,115	4,115

		109,343

Louisiana - 3.1%
Ascension Parish Louisiana IDB, Inc. Revenue VRDB, IMTT-Geismar (FHLB of Atlanta LOC), 0.17%, 9/9/11	17,000	17,000
East Baton Rouge Parish Louisiana Inc. Industrial Development Board Revenue VRDB, Exxonmobil Project Series A 0.05%, 9/1/11	24,700	24,700
Eclipse Funding Trust Revenue VRDB, Series 2007-0059, Solar Eclipse (U.S. Bank N.A. LOC), 0.13%, 9/1/11(1) (2)	19,585	19,585
Louisiana Local Government Environmental Facilities & Community Authority Revenue VRDB, Series B, Nicholls State University (AGM Corp. Gtd.), 0.31%, 9/9/11	12,380	12,380
Louisiana Local Government Environmental Facilities & Community VRDB, Series B (FHLB of Dallas LOC), 0.18%, 9/9/11	10,635	10,635
Louisiana Public Facilities Authority Multifamily Housing Revenue Refunding VRDB, Linlake Ventures Project (FHLMC LOC), 0.22%, 9/9/11	8,000	8,000
Louisiana Public Facilities Authority Revenue VRDB, Tiger Athletic (FHLB of Atlanta LOC), 0.21%, 9/9/11	20,600	20,600
Louisiana Public Facilities Authority Revenue Refunding VRDB, Series 1988, Multifamily (FNMA LOC), 0.19%, 9/9/11	8,900	8,900
Port New Orleans Louisiana Board of Commerce Revenue Refunding VRDB (FHLB LOC), 0.21%, 9/9/11	8,900	8,900
St. James Parish Louisiana Revenue VRDB, Nucor Steel LLC Project 0.20%, 9/9/11	31,000	31,000

		161,700

Maryland - 1.7%
Maryland State Community Development Administration Department Housing & Community Development VRDB, Series 2008-G, Multifamily Kirkwood Housing (FHLMC LOC), 0.19%, 9/9/11	8,000	8,000
Maryland State Community Development Administration Department Housing & Community Development VRDB, Series 2009-A, Multifamily Development Sharp Apartments (FHLMC Insured), 0.21%, 9/9/11	16,950	16,950
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Healthcare (M&T Bank Corp. LOC), 0.19%, 9/9/11	6,925	6,925
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Series 2005-A, Adventist Healthcare (Bank of America N.A. LOC), 0.19%, 9/9/11	100	100

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 11 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.8% continued
Maryland - 1.7% continued
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Series 2008, Frederick Memorial Hospital (BB&T Corp. LOC), 0.17%, 9/9/11	$14,800	$14,800
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Series 2008-B, Upper Chesapeake Hospital (BB&T Corp. LOC), 0.17%, 9/9/11	17,005	17,005
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Series B, Pickersgill (BB&T Corp. LOC), 0.19%, 9/9/11	735	735
Montgomery County Maryland Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project (M&T Bank Corp. LOC), 0.21%, 9/9/11	840	840
Prince Georges County Maryland Revenue Refunding VRDB, Series A, Collington Episcopal (Bank of America N.A. LOC), 0.19%, 9/9/11	23,800	23,800

		89,155

Massachusetts - 2.1%
Deutsche Bank Spears/Lifers Trust VRDB, Series DB-658, Goldman Sachs Spears (AGM Corp. Insured), 0.24%, 9/9/11(1)	8,739	8,739
Massachusetts State Development Finance Agency Multifamily Housing Revenue Refunding VRDB, Kensington Project (FNMA LOC), 0.26%, 9/9/11	15,050	15,050
Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Phillips Academy 0.15%, 9/9/11	9,600	9,600
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Groton School 0.18%, 9/9/11	10,000	10,000
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Thayer Academy (AGM Corp. Insured), 0.20%, 9/9/11	17,155	17,155
Massachusetts State Development Finance Agency Revenue VRDB, Series 2008, Edgewood Retirement Community (Bank of America N.A. LOC), 0.18%, 9/9/11	5,000	5,000
Massachusetts State Development Finance Agency Revenue VRDB, Series A, Groton School 0.18%, 9/9/11	10,000	10,000
Massachusetts State G.O. VRDB Series A 0.12%, 9/1/11	20,000	20,000
Massachusetts State Health & Educational Facilities Authority Revenue VRDB, CIL Realty Massachusetts (HSBC Bank USA N.A. LOC), 0.19%, 9/9/11	6,890	6,890
Massachusetts State Health & Educational Facilities Authority Revenue VRDB, Series D, Lowell General Hospital (JPMorgan Chase Bank N.A. LOC), 0.17%, 9/9/11	7,000	7,000

		109,434

Michigan - 3.2%
Ann Arbor Michigan Economic Development Corp. Ltd. Obligations Revenue Refunding VRDB, Series B, Glacier Hills Project (JPMorgan Chase Bank N.A. LOC), 0.19%, 9/9/11	1,310	1,310
Ann Arbor Michigan Economic Development Corp. Ltd. Obligations Revenue VRDB, Series 2000 A, Glacier Hills, Inc. Project (JPMorgan Chase Bank N.A. LOC), 0.19%, 9/9/11	5,135	5,135
Kentwood Michigan Economic Development VRDB, Series B, Ltd. Obligation-Holland Home (Bank of America N.A. LOC), 0.19%, 9/9/11	18,605	18,605

MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.8% continued
Michigan - 3.2% continued
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Series 2004, Ltd. Obligation-Hope College Project (JPMorgan Chase Bank N.A. LOC), 0.21%, 9/9/11	$8,000	$8,000
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007-A, Ltd. Obligation-Calvin (JPMorgan Chase Bank N.A. LOC), 0.19%, 9/9/11	18,800	18,800
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007-B, Ltd. Obligation-Calvin (JPMorgan Chase Bank N.A. LOC), 0.19%, 9/9/11	20,000	20,000
Michigan Higher Education Facilities Authority Revenue VRDB, Series 2006, Ltd. Obligation-Cleary University Project (Comerica Bank LOC), 0.26%, 9/9/11	4,905	4,905
Michigan State G.O. Bonds, Series 2010-A 2.00%, 9/30/11	42,000	42,052
Michigan State Hospital Finance Authority Revenue VRDB, Series 2004-B, Holland Community Hospital (JPMorgan Chase Bank N.A. LOC), 0.21%, 9/9/11	7,675	7,675
Michigan State Strategic Fund Ltd. Obligation Revenue VRDB, Kroger Co. Recovery Zone (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.21%, 9/9/11	9,500	9,500
Michigan State Strategic Fund Ltd. Obligations Revenue Refunding VRDB, Series 2008, Consumers Energy Co. (Wells Fargo Bank N.A. LOC), 0.13%, 9/9/11	9,000	9,000
Michigan State Strategic Fund Ltd. Obligations Revenue VRDB, Series 2003, YMCA Metropolitan Detroit Project (JPMorgan Chase Bank N.A. LOC), 0.21%, 9/9/11	2,395	2,395
University of Michigan Revenue Bonds, 0.11%, 10/3/11	20,000	20,000

		167,377

Minnesota - 1.9%
Maple Grove Minnesota Economic Development Revenue VRDB, Series 2004, Heritage Christian Academy (U.S. Bank N.A. LOC), 0.17%, 9/9/11	3,190	3,190
Minneapolis & St. Paul Minnesota Housing & Redevelopment Authority Health Care System VRDB, Series 2007 A-II, Children’s Hospital Clinics (AGM Corp. Insured), 0.18%, 9/1/11	7,600	7,600
Minneapolis, Minnesota Student Residence Revenue VRDB, Sub-Series A-2, Riverton Community Housing Project (Bank of America N.A. LOC), 0.24%, 9/9/11	6,655	6,655
Minnesota Agriculture & Economic Development Board Revenue VRDB, Evangelical Lutheran Project (U.S. Bancorp LOC), 0.18%, 9/9/11	12,700	12,700
Minnesota School Districts Tax & Aid Anticipation Borrowing Program COPS, Series D 2.00%, 9/9/12	25,400	25,847
Minnesota Stata Higher Education Facilities Authority Revenue VRDB, Series A, University St. Thomas (U.S. Bank N.A. LOC), 0.21%, 9/9/11	9,550	9,550
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series C, Concordia University St. Paul (U.S. Bank N.A. LOC), 0.20%, 9/1/11	4,200	4,200
Oak Park Heights Minnesota Multifamily Revenue Refunding VRDB, Series 2005, Housing Boutwells Landing (FHLMC Gtd.), 0.22%, 9/9/11	7,055	7,055
Owatonna Minnesota Housing Revenue Refunding VRDB, Series 2003-A, Second Century (FHLB of Des Moines LOC), 0.24%, 9/9/11	3,140	3,140
Robbinsdale Minnesota Multifamily Revenue Refunding VRDB, Series 2004-C, Housing Copperfield Hill (Bank of America N.A. LOC), 0.25%, 9/9/11	3,500	3,500

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 13 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.8% continued
Minnesota - 1.9% continued
Rochester Minnesota G.O. VRDB, Series 2007-B, Waste Water 0.18%, 9/9/11	$6,800	$6,800
Roseville Minnesota Senior Housing Revenue Refunding VRDB, Series 2009, Eaglecrest Project (FHLMC LOC), 0.22%, 9/9/11	6,125	6,125
St. Paul Minnesota Port Authority District Heating Revenue Refunding VRDB (U.S. Bank N.A. LOC), 0.18%, 9/9/11	4,310	4,310

		100,672

Mississippi - 1.6%
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc. Series B 0.10%, 9/9/11	15,000	15,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc. Project Series D (Chevron Corp. Gtd.), 0.08%, 9/1/11	10,000	10,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDB, Chevron USA, Inc. 0.09%, 9/1/11	8,000	8,000
Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone VRDB, Series 2007-D, Chevron USA, Inc. Project 0.08%, 9/1/11	11,600	11,600
Mississippi Business Finance Corp. Mississippi Revenue Refunding VRDB, Series 2009-B, Renaissance (FHLB of Dallas LOC), 0.21%, 9/9/11	7,865	7,865
Mississippi Business Finance Corp. Mississippi Revenue VRDB, Series 2007-A, CPX Gulfport OPAG LLC (Wachovia Bank N.A. LOC), 0.21%, 9/9/11	12,935	12,935
Mississippi Business Finance Corp., Mississippi Revenue Refunding VRDB, Jackson Heart Realty (FHLB of Dallas LOC), 0.24%, 9/9/11	5,545	5,545
Mississippi Business Financing Corp. Mississippi Gulf Opportunity Zone VRDB, Chevron USA, Inc. 0.17%, 9/9/11	14,000	14,000

		84,945

Missouri - 2.4%
Bi-State Development Agency Missouri- Illinois Metropolitan District Revenue Refunding VRDB, Sub-Metrolink Crossing (JPMorgan Chase Bank N.A. LOC), 0.21%, 9/9/11	18,750	18,750
Florissant Missouri IDA Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Groep N.V. LOC), 0.21%, 9/9/11	6,800	6,800
Independence, Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series 2005, The Mansions Project (FHLMC LOC), 0.22%, 9/9/11	14,240	14,240
Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Coach House South Apartments, (FHLMC LOC), 0.22%, 9/9/11	2,500	2,500
Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series 1995, Willow Creek Level Apartments (FNMA Insured), 0.17%, 9/9/11	7,795	7,795
Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series 2000, Coach House North Apartments 0.22%, 9/9/11	8,000	8,000
Kansas City Missouri IDA Multifamily Housing Revenue VRDB, Series 2002, Cloverset Apartments Project (FNMA LOC), 0.22%, 9/9/11	2,065	2,065
Kansas City Missouri IDA Revenue VRDB, Series A, Bethesda Living Center (Bank of America N.A. LOC), 0.19%, 9/9/11	8,120	8,120

MONEY MARKET PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.8%continued
Missouri - 2.4% continued
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue VRDB, Series 2002, Metropolitan Jesuit High School (U.S. Bank N.A. LOC), 0.12%, 9/1/11	$3,100	$3,100
Missouri State Health & Educational Facilities Authority Health Facilities Revenue VRDB, Series 2000, Lutheran Senior Services (U.S. Bank N.A. LOC), 0.13%, 9/9/11	9,730	9,730
Missouri State Health & Educational Facilities Authority Health Facilities Revenue VRDB, Series A, St. Francis Medical Center (Bank of America N.A. LOC), 0.12%, 9/1/11	3,700	3,700
Missouri State Health & Educational Facilities Authority Revenue VRDB, Series 1999-C, Pooled Hospital Health Systems (KBC Groep N.V. LOC), 0.27%, 9/9/11	5,435	5,435
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2003, Southwest Baptist University Project (Bank of America N.A. LOC), 0.20%, 9/1/11	1,400	1,400
Revenue Bond Certificate Series Trust VRDB, Series 2005-A, South Point Hunters (Wachovia Bank N.A. LOC), 0.33%, 9/9/11(1)	10,575	10,575
Revenue Bond Certificate Series Trust VRDB, Series 2005-B, South Point Hunters (Wachovia Bank N.A. LOC), 0.33%, 9/9/11(1)	8,365	8,365
St. Charles County Missouri IDA Revenue Refunding VRDB, Country Club Apartments Project (FNMA LOC), 0.22%, 9/9/11	4,000	4,000
St. Charles County Missouri IDA Revenue VRDB, Series 2006, Trinity Manufacturing Project (FHLB of Des Moines LOC), 0.22%, 9/9/11	7,180	7,180
St. Louis County Missouri IDA Revenue VRDB, Series A, Friendship Village South County (Bank of America N.A. LOC), 0.17%, 9/9/11	5,615	5,615

		127,370

Montana - 0.4%
Forsyth Montana PCR Refunding VRDB, Series 1986, Pacificorp Project (BNP Paribas LOC), 0.30%, 9/1/11	7,140	7,140
Montana Facility Finance Authority Revenue VRDB, Series 2006-A, Sister of Charity, 0.14%, 9/1/11	14,205	14,205

		21,345

Nebraska - 0.5%
Central Plains Energy Project Nebgas Project Revenue VRDB, Series 2009, Project No. 2 0.21%, 9/9/11	24,700	24,700
Nebraska Educational Financial Authority Revenue Refunding Bonds, Series 2008, Creighton University Projects (JPMorgan Chase Bank N.A. LOC), 0.15%, 9/1/11	2,400	2,400

		27,100

Nevada - 0.3%
Carson City Hospital Revenue VRDB, Series 2003-B, Carson-Tahoe Hospital Project (U.S. Bank N.A. LOC), 0.17%, 9/9/11	9,100	9,100
Carson City Nevada Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center (U.S. Bank N.A. LOC), 0.17%, 9/9/11	5,035	5,035
Nevada Housing Division VRDB, Multifamily Unit Housing Revenue Project (Wachovia Bank N.A. LOC), 0.36%, 9/9/11	3,170	3,170

		17,305

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 15 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.8% continued
New Hampshire - 0.4%
New Hampshire Health & Education Facilities Authority Revenue VRDB, Riverwoods At Exeter (Bank of America N.A. LOC), 0.21%, 9/9/11	$15,055	$15,055
New Hampshire Health and Education Facilities Authority Revenue VRDB, Series 2004-B, Kendal At Hanover (FHLB of Boston LOC), 0.19%, 9/9/11	6,545	6,545

		21,600

New Jersey - 0.5%
BB&T Municipal Trust VRDB, Series 2047 (BB&T Corp. LOC), 0.23%, 9/9/11(1)	12,655	12,655
New Jersey EDA Revenue Refunding VRDB, Series 2005-B, Cranes Mill Project (TD Banknorth, Inc. LOC), 0.23%, 9/9/11	5,920	5,920
New Jersey EDA Revenue VRDB, Series 2008-B, Cranes Mill Project (TD Banknorth, Inc. LOC), 0.23%, 9/9/11	600	600
New Jersey Health Care Facilities Financing Authority Revenue VRDB, Series 2002, Wiley Mission Project (TD Banknorth, Inc. LOC), 0.29%, 9/9/11	5,300	5,300

		24,475

New Mexico - 0.2%
New Mexico Mortgage Finance Authority Multifamily Housing Revenue VRDB, Series A, Villas San Ignacio (FHLMC LOC), 0.21%, 9/9/11	8,000	8,000

New York - 4.0%
Metropolitan Transportation Authority New York Dedicated Tax Fund Revenue Refunding VRDB Subseries B-4 (KBC Groep N.V. LOC), 0.30%, 9/9/11	5,000	5,000
Monroe County New York Industrial Development Corp. Revenue VRDB, St. Ann’s Nursing Home (HSBC Bank USA N.A. LOC), 0.21%, 9/9/11	2,295	2,295
Monroe Security & Safety Systems Local Development New York Revenue VRDB, (M&T Bank Corp. LOC), 0.21%, 9/9/11	12,000	12,000
New York City, New York IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center (M&T Bank Corp. LOC), 0.26%, 9/9/11	7,500	7,500
New York City, New York IDA Civic Facility Revenue VRDB, Series 2007, Ateret Torah Center Project (Wachovia Bank N.A. LOC), 0.20%, 9/9/11	12,235	12,235
New York Liberty Development Corp Liberty Revenue VRDB, Series A-2, World Trade Center (U.S. Treasury Escrowed) 0.35%, 2/1/12	135,000	135,000
New York State Housing Finance Agency Revenue VRDB, Series A, 100 Maiden Loan (FNMA Insured), 0.18%, 9/9/11	10,100	10,100
New York State Thruway Authority Revenue Bond Anticipation Notes Series A 2.00%, 7/12/12	13,000	13,184
New York, New York City Municipal Finance Authority Water & Sewer Systems Revenue VRDB, 0.11%, 9/1/11	5,000	5,000
Warren & Washington Counties New York IDA Civic Facility Revenue VRDB, Series 2000, Glen At Highland Meadows Project (Banco Santander S.A. LOC), 0.20%, 9/9/11	10,845	10,845

		213,159

North Carolina - 3.7%
Charlotte North Carolina Airport Revenue VRDB, Series 2010-C, Charlotte Douglas Project (Wachovia Bank N.A. LOC), 0.18%, 9/9/11	6,100	6,100

MONEY MARKET PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.8% continued
North Carolina - 3.7% continued
Cleveland County North Carolina Industrial Facilities and Pollution Control Financing Authority Revenue VRDB, Cleveland County Family YMCA, (BB&T Corp. LOC), 0.21%, 9/9/11	$10,365	$10,365
Durham North Carolina Water & Sewer Utility System Revenue VRDB, Series 1994 0.17%, 9/9/11	700	700
Forsyth County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston (BB&T Corp. LOC), 0.21%, 9/9/11	12,600	12,600
Greensboro, North Carolina G.O. VRDB, Street Improvement 0.27%, 9/9/11	10,000	10,000
Mecklenburg County North Carolina COPS VRDB, Series 2006 0.21%, 9/9/11	22,240	22,240
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2007, High Point University Project (BB&T Corp. LOC), 0.21%, 9/9/11	10,550	10,550
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2008, High Point University Project (BB&T Corp. LOC), 0.21%, 9/9/11	10,900	10,900
North Carolina Capital Facilities Finance Agency Revenue VRDB, Elon University (Bank of America N.A. LOC), 0.18%, 9/9/11	8,000	8,000
North Carolina Educational Facilities Finance Agency Revenue VRDB, Series 1999, Educational Facilities - Charlotte Latin (Wachovia Bank N.A. LOC), 0.19%, 9/9/11	2,705	2,705
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series D, Novant Health Group 0.20%, 9/9/11	7,600	7,600
North Carolina Medical Care Community Health Care Facilities Revenue Refunding VRDB, Series 2008-A, Wake Forest University (BB&T Corp. LOC), 0.19%, 9/9/11	21,835	21,835
North Carolina Medical Care Community Health Care Facilities Revenue Refunding VRDB, Series B, Duke University Health System 0.17%, 9/9/11	11,550	11,550
North Carolina Medical Care Community Health Care Facilities Revenue VRDB, Series 1998, Lutheran Services For Aging (BB&T Corp. LOC), 0.19%, 9/9/11	1,860	1,860
Raleigh North Carolina Enterprise System Revenue, Series 2011, BB&T Floaters 0.21%, 9/9/11(1)	10,505	10,505
University of North Carolina Chapel Hill Revenue Refunding Bonds, Series 2005-A 0.21%, 9/9/11(1)	18,400	18,400
Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series 2002-B 0.16%, 9/9/11	9,500	9,500
Winston-Salem North Carolina Water & Sewer Systems Revenue Refunding VRDB, Series 2002-C 0.16%, 9/9/11	21,400	21,400

		196,810

Ohio - 2.3%
Butler County Ohio Healthcare Facilities Revenue VRDB, Reform & Improvement - Lifesphere Project (U.S. Bank N.A. LOC), 0.21%, 9/9/11	9,375	9,375
Cleveland-Cuyahoga County Ohio Port Authority Cultural Facility Revenue VRDB, Series 2005-B, Museum of Art Project 0.20%, 9/9/11	15,000	15,000
Cuyahoga County Ohio 0.12%, 9/1/11	35,000	35,000
Cuyahoga County Ohio Health Care Facilities Revenue VRDB, Series 2004-E, Franciscan Communities (Bank of America N.A. LOC), 0.31%, 9/9/11	8,830	8,830

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 17 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.8% continued
Ohio - 2.3% continued
Cuyahoga County Ohio Revenue VRDB, Cleveland Clinic Subseries B1 0.09%, 9/1/11	$2,900	$2,900
Franklin County Ohio Hospital Revenue Refunding VRDB, Ohio Healthcare Facilities 0.13%, 9/7/11	23,000	23,000
Lancaster Port Authority Ohio Gas Revenue VRDB, Series 2008 0.21%, 9/9/11	22,900	22,900
Richland County Ohio Health Care Facilities Revenue Refunding VRDB, Series 2004-A, Wesleyan Senior Living (JPMorgan Chase Bank N.A. LOC), 0.21%, 9/9/11	1,540	1,540
Richland County Ohio Health Care facilities Revenue Refunding VRDB, Series 2004-B, Wesleyan Project (JPMorgan Chase Bank N.A. LOC), 0.21%, 9/9/11	4,360	4,360

		122,905

Oregon - 1.7%
Clackamas County Oregon Hospital Facility Authority Revenue VRDB, Series 2008-A, Legacy Health Systems (U.S. Bank N.A. LOC), 0.14%, 9/9/11	13,700	13,700
Oregon State Economic Development Revenue VRDB, Metal Slitters Series 181 (Key Bank N.A. LOC), 0.22%, 9/9/11	4,915	4,915
Oregon State Facilities Authority Revenue VRDB, Series B, Quatama Crossing Housing (FNMA LOC), 0.19%, 9/9/11	9,045	9,045
Oregon State G.O. Tax Anticipation Notes 2.00%, 6/29/12	48,000	48,698
Port of Portland Oregon Apartment Revenue Refunding VRDB, Series 181, Portland International Airport Series 18A (U.S. Bank N.A. LOC), 0.15%, 9/9/11	7,640	7,640
Salem, Oregon Hospital Facility Authority Revenue VRDB, Series 2008-B, Salem Hospital Project (U.S. Bank N.A. LOC), 0.20%, 9/9/11	6,000	6,000

		89,998

Pennsylvania - 3.9%
Allegheny County Pennsylvania Hospital Development Authority Revenue VRDB, Series 2003, UPMC Senior Living Corp. (FNMA LOC), 0.21%, 9/9/11	10,505	10,505
Allegheny County Pennsylvania Hospital Development Authority Revenue VRDB, Series C, University Pittsburgh Medical Center (PNC Bancorp, Inc. LOC), 0.14%, 9/9/11	6,500	6,500
Allegheny County Pennsylvania IDA Health Care Revenue VRDB, Series 2008-B, Vincentian Collaborative (PNC Bancorp, Inc. LOC), 0.21%, 9/9/11	4,725	4,725
Allegheny County Pennsylvania IDA Revenue VRDB, Education Center Watson (PNC Bancorp, Inc. LOC), 0.21%, 9/9/11	6,000	6,000
Beaver County Pennsylvania IDA PCR Refunding VRDB, First Energy (Royal Bank of Scotland N.V. LOC), 0.19%, 9/9/11	5,000	5,000
Beaver County Pennsylvania IDA PCR Refunding VRDB, Series 2008 A, First Energy (Bank of Nova Scotia LOC), 0.15%, 9/9/11	12,500	12,500
Beaver County Pennsylvania Industrial Development Authority Revenue Refunding VRDB, FirstEnergy Generation (Barclays PLC LOC), 0.15%, 9/1/11	16,000	16,000
Bethlehem Pennsylvania Area School District Authority School Revenue VRDB, Series E-12 (Royal Bank of Canada LOC), 0.21%, 9/9/11(1)	5,000	5,000

MONEY MARKET PORTFOLIOS 18 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.8% continued
Pennsylvania - 3.9% continued
Cumberland County Municipal Authority Revenue Refunding VRDB, Series 2006-G, Asbury Obligated Group (KBC Groep N.V. LOC), 0.21%, 9/9/11	$8,725	$8,725
Lancaster County Hospital Authority Senior Living Facilities Revenue VRDB, Series 2000, Quarryville Presbyterian (M&T Bank Corp. LOC), 0.19%, 9/9/11	13,355	13,355
Lancaster IDA Revenue VRDB Willow Valley Retirement, Series 2009-A (PNC Bancorp, Inc. LOC), 0.18%, 9/9/11	9,900	9,900
Lancaster IDA Revenue VRDB, Series 2007, Mennonite Home Project (M&T Bank Corp. LOC), 0.26%, 9/9/11	1,610	1,610
Lower Merion School District VRDB, Series A-1, Capital Project (U.S. Bank N.A. LOC), 0.17%, 9/9/11	5,800	5,800
Montgomery County Pennsylvania G.O. VRDB, Series 2004-A 0.11%, 9/1/11	20,625	20,625
Pennsylvania Housing Financial Agency Multifamily Revenue VRDB, Series 2008, Special Ltd. Obligation-Foxwood (Bank of America N.A. LOC), 0.21%, 9/9/11	5,900	5,900
Pennsylvania State Higher Educational Facilities Authority College & University Revenues VRDB, Series 2007, Pennsylvania College Optometry (Wachovia Bank N.A. LOC), 0.19%, 9/9/11	7,960	7,960
Pennsylvania State Higher Educational Facilities Authority Revenue VRDB, Series I-4, Association of Independent Colleges (M&T Bank Corp. LOC), 0.21%, 9/9/11	13,600	13,600
Pennsylvania State Turnpike Community Revenue Refunding Bonds, Series 18-A 0.20%, 9/9/11	28,600	28,600
Pennsylvania State Turnpike Community Turnpike Revenue Refunding VRDB, Series A-2 0.19%, 9/9/11	6,000	6,000
RBC Municipal Products, Inc. Trust Floater Revenue VRDB Certificates Series E-22 (Royal Bank of Canada LOC), 0.21%, 9/9/11	15,000	15,000
West Cornwall Pennsylvania Township Municipal Authority Revenue VRDB, Series 2006, Senior Living Facility Lebanon Valley (PNC Bancorp, Inc. LOC), 0.19%, 9/9/11	4,000	4,000

		207,305

South Carolina - 0.6%
Charleston Educational Excellence Financing Corp. South Carolina Revenue Bonds, Charleston County School District, 0.21%, 9/9/11(1)	9,115	9,115
Florence County South Carolina Hospital Revenue VRDB, Series E-22, McLeod Regional Medical Center (Wells Fargo Bank N.A. LOC), 0.19%, 9/9/11	9,400	9,400
Piedmont Municipal Power Agency South Carolina Electricity Revenue Refunding VRDB, Series B (U.S. Bank N.A. LOC), 0.17%, 9/9/11	9,000	9,000
South Carolina Jobs EDA Economic Development Revenue VRDB, Series 2003, Medical University Facilities Corp. Project (Wachovia Bank N.A. LOC), 0.19%, 9/9/11	3,100	3,100

		30,615

South Dakota - 0.3%
South Dakota Health & Educational Facilities Authority Revenue VRDB, Series 2008, Regional Health (U.S. Bank N.A. LOC), 0.12%, 9/1/11	7,195	7,195
South Dakota Housing Development Authority VRDB, Series 2009-A, Homeownership Mortgage 0.18%, 9/9/11	4,800	4,800

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 19 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.8% continued
South Dakota - 0.3% continued
South Dakota State Health & Educational Facilities Authority Revenue VRDB, Series 2004-B, Sioux Valley Hospitals & Health (U.S. Bank N.A. LOC), 0.21%, 9/9/11	$4,630	$4,630

		16,625

Tennessee - 2.0%
Blount County Tennessee Public Building Authority VRDB, Series 2008 C-3-A, Local Government Public Improvement 0.21%, 9/9/11	7,400	7,400
Blount County Tennessee Public Building Authority VRDB, Series C-1-A, Local Government Public Improvement 0.21%, 9/9/11	16,325	16,325
Hendersonville Tennessee IDB Multifamily Housing Revenue Refunding VRDB, Series 1998, Windsor Park Project (FNMA Insured), 0.19%, 9/9/11	3,095	3,095
Knox County Health & Educational Facilities Board Revenue VRDB, Johnson Bible College Project 0.21%, 9/9/11	6,470	6,470
Metropolitan Government Nashville & Davidson County Tennessee Health & Education Facilities Board Revenue Refunding VRDB, Series 2009, Lipscomb University Project (FHLB of Atlanta LOC), 0.17%, 9/9/11	20,355	20,355
Metropolitan Government Nashville & Davidson County Tennessee Health & Education Facilities Board Revenue Refunding VRDB, Series 2009, Belmont University (FHLB of Atlanta LOC), 0.17%, 9/9/11	8,010	8,010
Metropolitan Government Nashville & Davidson County Tennessee IDB Multifamily Housing Refunding VRDB, Series 2004, Ridgelake Apartments Project (FHLMC Gtd.), 0.22%, 9/9/11	17,029	17,029
Metropolitan Government Nashville & Davidson County Tennessee IDB Revenue Refunding VRDB, Series 2002, Multifamily Housing Spinnaker (FNMA Gtd.), 0.17%, 9/9/11	450	450
Metropolitan Government of Nashville & Davidson County Tennessee, IDB Revenue VRDB, Series B, Multifamily Housing, Arbor Crest (FNMA LOC), 0.22%, 9/9/11	12,750	12,750
Sevierville, Tennessee Public Building Authority VRDB, Local Government Public Improvement, Series B (FHLB of Atlanta LOC), 0.21%, 9/9/11	5,000	5,000
Shelby County Health Educational & Housing Facilities Board Revenue VRDB, Series 2005, Hutchison School Project (Bank of America N.A. LOC), 0.29%, 9/9/11	9,120	9,120
Shelby County Health Educational & Housing Facilities Board Revenue VRDB, Series 2007-B, Trezevant Manor Project (Bank of America N.A. LOC), 0.23%, 9/9/11	1,200	1,200

		107,204

Texas - 11.9%
Atascosa County Texas Industrial Development Corp. PCR Refunding VRDB, Series 2008, San Miguel Electric Cooperative (National Rural Utilities Cooperative Finance Corp. Gtd.), 0.35%, 9/9/11	9,600	9,600
Bexar County Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series 2009, Palisades Park Apartments Project (FHLMC Insured), 0.22%, 9/9/11	2,880	2,880
Bexar County Multifamily Housing Finance Corp. Revenue VRDB, Series 2005-A, Summit Hills Apartments Project (FHLMC Insured), 0.22%, 9/9/11	3,500	3,500
Bexar County Revenue Venue Project, Series A 0.24%, 9/9/11(1)	2,829	2,829
Bexar County Texas Housing Finance Corp. Multifamily Housing Revenue VRDB, AAMHA LLC Project (FNMA Insured), 0.21%, 9/9/11	5,405	5,405

MONEY MARKET PORTFOLIOS 20 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.8% continued
Texas - 11.9% continued
Brazos County Texas Health Facilities Refunding VRDB, Series 2009, Burleson St. Joseph (Wells Fargo Bank N.A. LOC), 0.29%, 9/9/11	$7,445	$7,445
Brazos Harbor Industrial Development Corp. Revenue Refunding VRDB, Series 2001, BASF Corp. Project (BASF Gtd.), 0.32%, 9/9/11	7,700	7,700
Crawford Education Facilities Corp. Revenue VRDB, Series 2008, Hyde Park Baptist School Project (JPMorgan Chase Bank N.A. LOC), 0.19%, 9/9/11	14,125	14,125
Eclipse Funding Trust G.O. VRDB, Solar Eclipse, El Paso (U.S. Bank N.A. LOC), 0.20%, 9/9/11(1)	10,680	10,680
Gulf Coast Waste Disposal Authority of Texas, Pollution Control Revenue Refunding VRDB, Exxon Project (Exxon Gtd.), 0.05%, 9/1/11	35,800	35,800
Harris County Texas Industrial Development Corp. Pollution Control Revenue VRDB 0.05%, 9/1/11	15,800	15,800
Harris County Texas Revenue Refunding Bonds, Toll Road Series A 2.00%, 8/15/12	10,000	10,173
Houston Independent School District VRDB, Series 2004, Schoolhouse 0.57%, 3/27/12	12,500	12,500
Houston Texas Airport Systems Revenue Refunding VRDB (Barclays PLC LOC), 0.17%, 9/9/11	700	700
Houston Texas G.O. TRANS 1.75%, 6/29/12	40,000	40,514
Houston Utility System Revenue Refunding VRDB, Series 2010 E-14 (Royal Bank of Canada LOC), 0.21%, 9/9/11(1)	25,000	25,000
Houston Water & Sewer Systems Revenue Refunding Bonds, Series 2043 (BB&T Corp. LOC), 0.24%, 9/9/11(1)	14,525	14,525
Katy Independent School District G.O. VRDB, Cash Building 0.24%, 9/9/11	37,500	$37,500
Lovejoy Independent School District G.O. Bonds, Series DB-514, School Building 0.24%, 9/9/11(1)	3,275	3,275
Lower Neches Valley Authority Texas PCR Chevron USA, Inc. Project, (Chevron Corp. Gtd.), 0.23%, 2/15/12	19,100	19,100
Lubbock Independent School District G.O. VRDB, Series 2004-A, School Building 0.21%, 9/9/11	570	570
Nueces County Health Facilities Development Corp. Revenue VRDB, Series A, Driscoll Children’s Foundation (JPMorgan Chase Bank N.A. LOC), 0.17%, 9/9/11	10,800	10,800
Panhandle Regional Multifamily Housing Finance Corp. Revenue VRDB, Series 2008, Jason Ave Residential Apartments (FHLMC LOC), 0.22%, 9/9/11	7,500	7,500
Port Arthur Texas Navigation District Environmental Facilities Revenue Refunding VRDB, Series 2010-C, Motiva Enterprises 0.15%, 9/1/11	20,400	20,400
Port Arthur Texas Navigation District Environmental Facilities Revenue VRDB, Series 2009-B, Motiva Enterprises (Motiva Gtd.), 0.15%, 9/1/11	15,000	15,000
Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Series 2010, Total Petrochemicals USA 0.19%, 9/9/11	12,500	12,500
San Antonio, Texas Multifamily Housing Trust Financial Corp. Revenue VRDB, Series 2010, Cevallos Lofts Apartments (FHLMC LOC), 0.21%, 9/9/11	11,250	11,250
Tarrant County Multifamily Housing Financial Corp. Revenue VRDB, Series 2003, Housing Gateway Apartments (FNMA Gtd.), 0.21%, 9/9/11	1,865	1,865

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 21 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.8% continued
Texas - 11.9% continued
Tarrant County Texas Cultural Educational Facilities Finance Corp Revenue VRDB, Adventist Long Term Care (PNC Bancorp, Inc. LOC), 0.19%, 9/9/11	$5,970	$5,970
Texas Department Multifamily Housing & Community Affairs Revenue VRDB, Woodmont Apartments (Bank of America N.A. LOC), 0.28%, 9/9/11	15,000	15,000
Texas State Department Housing & Community Affairs Multifamily Housing Revenue VRDB, Tower Ridge Apartments (FNMA LOC), 0.26%, 9/9/11	15,000	15,000
Texas State G.O. Bonds, Transportation Community Mobility Fund 0.21%, 9/9/11(1)	1,000	1,000
Texas State TRANS, Series A 2.50%, 8/30/12	216,600	221,390
Texas Water Development Board Revenue Refunding VRDB, Series 2007-A, State Revolving Sub Lien 0.09%, 9/1/11	4,684	4,684
Travis County Housing Finance Corp. Student Housing Revenue VRDB, College Houses Project (Wachovia Bank N.A. LOC), 0.19%, 9/9/11	10,475	10,475

		632,455

Utah - 0.7%
Utah Housing Corp. Multifamily Revenue VRDB, Series 2009-A, Housing Timbergate (FHLMC LOC), 0.27%, 9/9/11	3,125	3,125
Utah Housing Corp. Multifamily Revenue VRDB, Series 2009-A, Florentine Villas (FHLMC LOC), 0.24%, 9/9/11	5,500	5,500
Utah Transportation Authority Sales Tax Revenue VRDB, Series A Subseries A (Fortis Bank SA/NV LOC), 0.16%, 9/1/11	12,000	12,000
Utah Water Finance Agency Revenue VRDB, Series 2008 B-2 0.18%, 9/9/11	16,500	16,500

		37,125

Vermont - 0.1%
Vermont Educational & Health Buildings Financing Agency Revenue VRDB, Series A, Porter Hospital Project (TD Banknorth, Inc. LOC), 0.21%, 9/9/11	5,620	5,620

Virginia - 1.0%
Hampton Virginia Redevelopment & Housing Authority Multifamily Housing Revenue Refunding VRDB, Hampton Center Apartments Project (FHLMC Insured), 0.22%, 9/9/11	6,300	6,300
Hanover County Virginia EDA Revenue Refunding VRDB, Series 2008 D-2, Bon Secours Health (U.S. Bank N.A. LOC), 0.15%, 9/9/11	9,700	9,700
Lynchburg, Virginia IDA Revenue VRDB, Series B, Hospital Centra Health (BB&T Corp. LOC), 0.21%, 9/9/11	3,535	3,535
University Virginia University Revenues, Series 2006 0.20%, 9/9/11(1)	12,000	12,000
Virginia Commonwealth University Health Systems Authority Revenue VRDB, Series B (Wachovia Bank N.A. LOC), 0.15%, 9/1/11	250	250
Virginia Small Business Financing Authority Revenue VRDB, Series 2008, Virginia Museum Fine Arts Foundation (Wachovia Bank N.A. LOC), 0.21%, 9/9/11	20,000	20,000

		51,785

Washington - 1.7%
Deutsche Bank Spears/Lifers Trust VRDB, Series DB, Goldman Sachs Spears (AGM Corp. Insured), 0.24%, 9/9/11(1)	19,625	19,625
Washington State G.O., Series B-13, 0.60%, 9/9/11(1)	1,210	1,210

MONEY MARKET PORTFOLIOS 22 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.8% continued
Washington - 1.7% continued
Washington State Health Care Facilities Authority Revenue VRDB, Series 2008-B, Southwest Wash Medical Center (Bank of America N.A. LOC), 0.23%, 9/9/11	$6,670	$6,670
Washington State Health Care Facilities Authority Revenue VRDB, Series 2009-A, Multicare Health Systems (Wells Fargo Bank N.A. LOC), 0.22%, 9/9/11	3,500	3,500
Washington State Health Care Facilities Authority Revenue VRDB, Series B, Catholic Health 0.15%, 9/9/11	22,000	22,000
Washington State Health Care Facilities Authority Revenue VRDB, Swedish Health Services (Citibank N.A. LOC), 0.18%, 9/9/11	11,000	11,000
Washington State Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007, St. Martins University Project (U.S. Bank N.A. LOC), 0.20%, 9/9/11	8,400	8,400
Washington State Higher Education Facilities Authority Revenue VRDB, Series B, University of Puget Sound Project (Bank of America N.A. LOC), 0.25%, 9/9/11	6,000	6,000
Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series C, Skyline At First Hill Project (Bank of America N.A. LOC), 0.19%, 9/9/11	610	610
Washington State Housing Finance Community Nonprofit Housing Revenue Refunding VRDB, Series 2003, Emerald Heights Project (Bank of America N.A. LOC), 0.25%, 9/1/11	5,690	5,690
Washington State Housing Finance Community Nonprofit Revenue VRDB, Series 2008, The Overlake School Project (Wells Fargo Bank N.A. LOC), 0.19%, 9/9/11	4,780	4,780

		89,485

West Virginia - 0.5%
West Virginia Economic Development Authority Pollution Control Revenue Refunding VRDB, Ohio Power Co., Kammer Series B (Bank of Nova Scotia LOC), 0.17%, 9/9/11	7,100	7,100
West Virginia State Hospital Finance Authority Hospital Revenue VRDB, Series 2008-B, Refunding & Improvement Cabell Hospital (BB&T Corp. LOC), 0.21%, 9/9/11	18,475	18,475

		25,575

Wisconsin - 3.5%
La Crosse Development Revenue VRDB, Series 2008, University Wisconsin - La Crosse Foundation (Wells Fargo Bank N.A. LOC), 0.29%, 9/9/11	5,400	5,400
Milwaukee Wisconsin Redevelopment Authority Lease Revenue VRDB, Series 2005, University Wisconsin- Kenilworth Project (U.S. Bank N.A. LOC), 0.21%, 9/9/11	970	970
Public Finance Authority Wisconsin Multifamily Housing Revenue Refunding VRDB, Kendall Court Apartments Project (FNMA LOC), 0.26%, 9/9/11	11,450	11,450
Wisconsin Health & Education Facilities (JPMorgan Chase Bank N.A. LOC), 0.42%, 9/1/11	20,000	20,000
Wisconsin Health and Education Facilities (JPMorgan Chase Bank N.A. LOC), 0.42%, 9/1/11	10,000	10,000
Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Lawrence University (JPMorgan Chase Bank N.A. LOC), 0.21%, 9/9/11	3,935	3,935
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2004, Wisconsin Institute Torah Study, Inc. (Harris Bankcorp, Inc. LOC), 0.17%, 9/9/11	2,850	2,850

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 23 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.8% continued
Wisconsin - 3.5% continued
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Capital Lakes, Inc. (U.S. Bank N.A. LOC), 0.12%, 9/1/11	$6,765	$6,765
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Goodwill Industries Southeastern Project (JPMorgan Chase Bank N.A. LOC), 0.21%, 9/9/11	3,065	3,065
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2001-B, Newcastle Place Project (Bank of America N.A. LOC), 0.19%, 9/9/11	10,310	10,310
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2002-B, WHA Capital Access-Vernon (U.S. Bank N.A. LOC), 0.12%, 9/1/11	850	850
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2003, Mequon Jewish Project (JPMorgan Chase Bank N.A. LOC), 0.25%, 9/9/11	3,185	3,185
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2008-B, Meriter Retirement Services (U.S. Bank N.A. LOC), 0.19%, 9/9/11	9,625	9,625
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2009, Mercy Alliance, Inc. (U.S. Bank N.A. LOC), 0.17%, 9/9/11	22,000	22,000
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2009-A, Froedtert & Community Health (U.S. Bank N.A. LOC), 0.17%, 9/9/11	5,000	5,000
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series B, Beaver Dam Community Hospitals (U.S. Bank N.A. LOC), 0.17%, 9/9/11	8,745	8,745
Wisconsin State Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2009, Concordia University, Inc. (JPMorgan Chase Bank N.A. LOC), 0.21%, 9/9/11	3,055	3,055
Wisconsin State Revenue Notes, 2.00%, 6/15/12	60,000	60,837

		188,042

Wyoming - 0.0%
Uinta County Wyoming PCR Refunding VRDB, Chevron U.S.A., Inc. Project (Chevron Corp. Gtd.), 0.08%, 9/1/11	2,250	2,250

Municipal States Pooled Securities - 8.7%
BB&T Municipal Trust Various States G.O. Floaters, Series 2048 Series 2048 (BB&T Corp. LOC), 0.22%, 9/9/11(1)	13,140	13,140
BB&T Municipal Trust Various States VRDB, Series 1039 (BB&T Corp. LOC), 0.30%, 9/9/11	23,150	23,150
BB&T Municipal Trust Various States VRDB, Series 1015 (BB&T Corp. LOC), 0.30%, 9/9/11(1) (2)	9,800	9,800
Blackrock Muni Enhanced Fund, Inc. VRDB, Series 2011 0.38%, 9/9/11(1)	40,000	40,000
Blackrock Muni Yield Michigan Quality Fund, Inc. VRDB, Series 2011-11 0.38%, 9/9/11(1)	13,500	13,500
Blackrock Muni Yield Quality Fund, Inc. VRDB, Series 2011-11 0.38%, 9/9/11(1)	62,500	62,500
Federal Home Loan Mortgage Corp. Multifamily VRDB Rate Certificates 0.26%, 9/9/11(3)	19,040	19,040
Federal Home Loan Mortgage Corp. Multifamily VRDB Rate Certificates, Series 2008-A (FHLMC Gtd.), 0.26%, 9/9/11(3)	18,864	18,864
0.26%, 9/9/11(3)	33,525	33,525

MONEY MARKET PORTFOLIOS 24 NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.8% continued
Municipal States Pooled Securities - 8.7% continued
Federal Home Loan Mortgage Corp. Multifamily VRDB Rate Certificates, Series M023-A (FHLMC LOC), 0.26%, 9/9/11(3)	$38,045	$38,045
Nuveen Investments Quality Municipal Fund, Inc. VRDB, Series 1-2118 0.38%, 9/9/11(1)	40,000	40,000
Nuveen Premium Income Municipal Fund, Inc. VRDB, Series 1-4895 0.38%, 9/9/11(1)	85,000	85,000
Nuveen Select Quality Municipal Fund, Inc. VRDB, Series 1-2525 0.38%, 9/9/11(1)	50,000	50,000
RBC Municipal Products, Inc. Trust Revenue VRDB, Series E-18 (Royal Bank of Canada LOC), 0.21%, 9/9/11(1)	16,000	16,000

		462,564

Total Municipal Investments (Cost $5,341,657)		5,341,657

U.S. GOVERNMENT OBLIGATIONS - 0.9%
U.S. Treasury Bills - 0.9%
0.02%, 9/15/11	50,000	50,000

Total U.S. Government Obligations (Cost $50,000)		50,000

Total Investments - 103.6% (Cost $5,491,657)(4)		5,491,657

Liabilities less Other Assets - (3.6)%		(190,210)

NET ASSETS - 100.0%		$5,301,447

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Restricted security has been deemed illiquid. At August 31, 2011, the value of these restricted illiquid securities amounted to approximately $ 37,885,000 or 0.7% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
BB&T Municipal Trust Various States VRDB, Series 1015
0.30%, 9/9/11	4/11/11	$9,800

Eclipse Funding Trust Revenue VRDB, Series 2007-0059, Solar Eclipse
0.13%, 9/1/11	7/22/11	19,585

RBC Municipal Products, Inc. Series E-23
0.21%, 9/9/11	5/26/11	8,500

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that this entity continue to meet its obligations to holders of bonds that it has issued or guaranteed.
(4)	The cost for federal income tax purposes was $5,491,657.

Percentages shown are based on Net Assets.

At August 31, 2011, the industry sectors for the Municipal Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Administration of Environment, Housing and Real Estate	8.0%
Air, Transportation, Water Services and Solid Waste Management	10.6
Educational Services	12.3
Executive, Legislative and General Government	20.3
General Medical, Surgical and Nursing and Personal Care	9.8
Health Services and Residential Care	9.1
Urban and Community Development, Housing Programs and Social Services	11.7
All other sectors less than 5%	18.2

Total	100%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Municipal Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of August 31, 2011:

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 25 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued	AUGUST 31, 2011 (UNAUDITED)

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Portfolio	$—	$5,491,657	(1)	$—	$5,491,657

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At August 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

HFA - Housing Finance Authority

IDA - Industrial Development Authority

IDB - Industrial Development Board

LOC - Letter of Credit

PCR - Pollution Control Revenue

SFM - Single Family Mortgage

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT 26 MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO	AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.1%
Auto Receivables - 0.1%
Honda Auto Receivables Owner Trust, Series 2011-2, Class A1,
0.25%, 12/25/11	$5,694	$5,694

Total Asset-Backed Securities (Cost $5,694)		5,694

CERTIFICATES OF DEPOSIT - 19.1%
Non-U.S. Depository Institutions - 18.2%
Bank of Montreal, Chicago Branch, 0.24%, 9/12/11, FRCD	8,630	8,630
0.30%, 9/26/11, FRCD	10,000	10,000
0.24%, 9/30/11, FRCD	20,000	20,000
Bank of Nova Scotia, Houston, 0.21%, 9/1/11, FRCD	20,000	20,000
0.24%, 9/1/11, FRCD	12,000	12,000
0.26%, 9/1/11, FRCD	20,000	20,000
0.24%, 10/27/11, FRCD	35,000	35,000
Barclays Bank PLC, New York Branch, 0.75%, 9/7/11, FRCD	43,000	43,000
0.57%, 12/12/11	2,000	2,000
BNP Paribas S.A., Chicago Branch, 0.54%, 9/16/11	30,000	30,000
0.40%, 11/18/11	25,000	25,000
Credit Agricole S.A., London, 0.26%, 9/6/11	15,000	15,000
0.25%, 9/13/11	40,000	40,000
0.30%, 10/3/11	10,000	10,000
Credit Suisse, New York, 0.34%, 9/2/11	25,000	25,000
Lloyds Bank PLC, 0.50%, 11/1/11, FRCD	40,000	40,000
Lloyds Bank PLC, New York Branch, 0.21%, 9/1/11	7,000	7,000
National Australia Bank, London Branch, 0.35%, 9/26/11	30,000	30,000
National Australia Bank, New York Branch, 0.27%, 10/14/11, FRCD	21,430	21,430
National Bank of Canada, New York Branch, 0.18%, 9/6/11	30,000	30,000
0.17%, 9/16/11	25,000	25,000
Rabobank Nederland N.V., New York Branch, 0.29%, 9/2/11, FRCD	15,000	15,000
0.35%, 9/15/11	28,035	28,035
0.29%, 9/20/11, FRCD	25,000	25,000
0.35%, 10/3/11	14,000	14,000
Royal Bank of Canada, New York Branch, 0.21%, 9/21/11, FRCD	25,000	25,000
0.26%, 10/11/11, FRCD	17,675	17,675
Royal Bank of Scotland, Stamford CT Branch, 0.55%, 10/25/11, FRCD	30,000	30,000
Societe Generale, New York Branch, 0.26%, 9/1/11	10,000	10,000
0.43%, 9/6/11, FRCD	10,000	10,000
0.57%, 11/9/11, FRCD	14,000	14,000
Svenska Handelsbanken, New York, 0.18%, 9/16/11	30,000	30,000
Toronto Dominion Bank (USA), Inc., 0.29%, 9/28/11, FRCD	5,000	5,000
Toronto Dominion Bank, New York, 0.29%, 9/12/11, FRCD	10,000	10,000
UBS A.G., Stamford Branch, 0.20%, 9/30/11	30,000	30,000
Westpac Banking Corp., New York, 0.26%, 9/1/11, FRCD	30,000	30,002
0.29%, 9/1/11, FRCD	17,000	17,000
0.29%, 9/13/11, FRCD	15,000	15,000

		794,772

U.S. Depository Institutions - 0.9%
Bank of America N.A., 0.20%, 9/15/11	25,000	25,000
Bank of America N.A., New York Branch, 0.21%, 9/28/11	15,000	15,000

		40,000

Total Certificates of Deposit (Cost $834,772)		834,772

COMMERCIAL PAPER - 10. 6%
Foreign Agency and Regional Governments - 1.6%
Caisse Damortissement De La Dette, 0.26%, 9/6/11	5,000	5,000
0.35%, 9/23/11	13,100	13,098
0.23%, 10/11/11	9,775	9,772
0.26%, 11/3/11	10,000	9,999
Caisse Des Depots Et Consignations, 0.19%, 9/23/11	10,000	9,999

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 10.6% continued
Foreign Agency and Regional Governments - 1.6% continued
0.20%, 9/28/11	$20,000	$19,997

		67,865

Multi-Seller Conduits - 7.0%
Atlantic Asset Securitization Corp., 0.20%, 9/7/11	9,875	9,874
Barton Capital LLC, 0.28%, 10/13/11	7,965	7,965
0.30%, 10/17/11	10,000	10,000
Charta LLC, 0.21%, 9/2/11	15,925	15,925
0.18%, 9/14/11	10,000	9,999
0.20%, 10/7/11	12,480	12,477
CRC Funding LLC, 0.23%, 9/13/11	25,000	24,998
0.20%, 10/4/11	5,020	5,019
Fairway Finance Co. LLC, 0.22%, 9/15/11	7,505	7,505
Fairway Finance Corp., 0.22%, 9/1/11	6,455	6,455
Gemini Securitization Corp. LLC, 0.20%, 9/7/11	5,635	5,635
0.20%, 9/8/11	12,805	12,804
GOVCO LLC, 0.19%, 9/6/11	11,120	11,120
0.19%, 9/14/11	5,000	5,000
0.18%, 9/16/11	10,000	9,999
Kells Funding LLC, 0.19%, 9/8/11	15,000	14,999
0.21%, 10/13/11	6,495	6,493
Market Street Funding LLC, 0.19%, 9/13/11	20,000	19,999
Salisbury Receivables Co. LLC, 0.18%, 9/7/11	9,575	9,574
Sheffield Receivables Corp., 0.19%, 9/9/11	7,955	7,955
0.19%, 9/19/11	18,930	18,928
0.20%, 9/20/11	13,105	13,104
Tasman Funding, Inc., 0.23%, 9/7/11	8,095	8,095
Thames Asset Global Securitization No. 1, 0.20%, 9/1/11	4,950	4,950
0.19%, 9/12/11	16,805	16,804
0.24%, 10/12/11	4,945	4,944
Victory Receivables Corp., 0.23%, 10/14/11	8,475	8,473
0.24%, 10/19/11	6,215	6,213
Windmall Funding Corp., 0.20%, 9/16/11	10,285	10,284

		305,590

Non-U.S. Depository Institutions - 1.5%
Commonwealth Bank of Australia, 0.27%, 9/6/11	10,000	10,000
0.28%, 9/6/11	15,000	15,000
0.30%, 9/6/11	20,000	20,000
0.29%, 11/7/11	10,000	10,000
Westpac Banking Corp., 0.21%, 9/7/11	10,000	10,000

		65,000

Pharmaceuticals - 0.5%
Sanofi Aventis S.A., 0.34%, 9/19/11	8,785	8,784
0.12%, 11/16/11	13,450	13,447

		22,231

Total Commercial Paper (Cost $460,686)		460,686

CORPORATE NOTES/BONDS - 4.4%
Foreign Agency and Regional Governments - 1.3%
Eksportfinans A.S., 0.25%, 9/2/11, FRN	15,000	15,000
0.28%, 9/26/11, FRN	4,400	4,400
5.13%, 10/26/11	2,795	2,814
Network Rail Infrastructure Finance PLC, 0.54%, 3/16/12(1)	8,030	8,030
Royal Bank of Scotland PLC, Government Gtd., 3.00%, 12/9/11(1)	5,000	5,036
1.50%, 3/30/12(1)	6,855	6,898
2.63%, 5/11/12(1)	14,410	14,635

		56,813

Non-U.S. Bank - Non-U.S. Government - 0.1%
Lloyds TSB Bank PLC, Government Gtd., 1.25%, 10/3/11, FRN (1)	5,000	5,028

Non-U.S. Depository Institutions - 1.0%
Australia and New Zealand Bank, 0.47%, 10/24/11, FRN (1)	10,000	10,009

PRIME OBLIGATIONS PORTFOLIO    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 4.4% continued
Non-U.S. Depository Institutions - 1.0% continued
5.13%, 11/14/11	$7,824	$7,895
Bank of Nederlands, 0.46%, 11/25/11, FRN (1)	10,000	10,000
Westpac Banking Corp., 0.43%, 10/20/11, FRN (1)	15,000	15,005

		42,909

Pharmaceuticals - 0.5%
Pfizer, Inc., 4.45%, 3/15/12	9,760	9,968
Sanofi Aventis S.A., 0.30%, 9/28/11, FRN	13,375	13,375

		23,343

Supranational - 1.0%
European Investment Bank, 3.25%, 10/14/11	20,000	20,068
International Bank for Reconstruction & Development, 0.23%, 9/1/11, FRN	25,000	25,000

		45,068

U.S. Depository Institutions - 0.5%
Bank of America Corp., FDIC Gtd., 2.10%, 4/30/12(2)	20,000	20,229

Total Corporate Notes/Bonds (Cost $193,390)		193,390

EURODOLLAR TIME DEPOSITS - 21.2%
Non-U.S. Depository Institutions - 13.8%
Barclays Bank PLC, London Branch, 0.10%, 9/1/11	150,000	150,000
Den Norske Bank, Grand Cayman Branch, 0.12%, 9/1/11	200,000	200,000
HSBC Bank PLC, Paris Branch, 0.17%, 9/1/11	100,000	100,000
Royal Bank of Scotland PLC, London Branch, 0.12%, 9/1/11	150,000	150,000

		600,000

U.S. Depository Institutions - 7.4%
Chase Bank USA, Grand Cayman, 0.01%, 9/1/11	175,000	175,000
Citibank N.A., Bahamas Branch, 0.10%, 9/1/11	150,000	150,000

		325,000

Total Eurodollar Time Deposits (Cost $925,000)		925,000

U.S. GOVERNMENT AGENCIES - 10.9%(3)
Federal Farm Credit Bank - 1.4%
FFCB FRN, 0.18%, 9/1/11	20,000	19,995
0.15%, 9/20/11	15,000	14,990
0.24%, 9/20/11	27,000	26,994

		61,979

Federal Home Loan Bank - 5.4%
FHLB Bonds, 4.88%, 11/18/11	20,000	20,195
0.30%, 4/4/12	10,000	10,000
0.15%, 5/1/12	5,000	4,999
0.35%, 8/10/12	10,000	10,000
0.42%, 8/10/12	15,000	15,000
0.30%, 9/10/12	15,000	15,000
0.33%, 9/11/12	10,000	10,000
0.35%, 9/18/12	15,000	15,000
0.37%, 9/19/12	10,000	10,000
0.43%, 9/21/12	10,770	10,770
0.49%, 9/21/12	20,000	20,000
FHLB FRN, 0.24%, 9/1/11	15,000	15,000
0.25%, 9/1/11	10,000	10,000
0.26%, 9/1/11	20,000	20,000
0.16%, 9/3/11	25,000	25,004
0.23%, 11/7/11	25,000	24,998

		235,966

Federal Home Loan Mortgage Corporation - 3.0%
FHLMC FRN, 0.22%, 9/1/11	25,000	25,014
0.15%, 9/4/11	5,000	4,996
0.16%, 9/17/11	30,000	29,973
0.17%, 9/19/11	40,000	39,999
0.17%, 9/21/11	10,000	9,993
0.19%, 9/26/11	20,000	19,999

		129,974

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 10.9%(3) continued
Federal National Mortgage Association - 1.1%
FNMA FRN, 0.20%, 9/12/11	$10,000	$9,994
0.24%, 9/23/11	35,000	35,009

		45,003

Total U.S. Government Agencies (Cost $472,922)		472,922

U.S. GOVERNMENT OBLIGATIONS - 7.6%
U.S. Treasury Notes - 7.6%
1.00%, 10/31/11	20,000	20,023
4.63%, 10/31/11	15,000	15,107
1.13%, 12/15/11	7,000	7,017
0.88%, 1/31/12	30,000	30,069
0.88%, 2/29/12	5,000	5,013
4.63%, 2/29/12	20,000	20,423
1.00%, 4/30/12	25,000	25,117
1.38%, 5/15/12	25,000	25,229
1.88%, 6/15/12	16,500	16,729
1.50%, 7/15/12	18,000	18,217
0.63%, 7/31/12	29,500	29,630
4.63%, 7/31/12	50,000	52,045
1.75%, 8/15/12	30,000	30,458
4.13%, 8/31/12	35,000	36,386

		331,463

Total U.S. Government Obligations (Cost $331,463)		331,463

Investments, at Amortized Cost ($3,223,927)		3,223,927

REPURCHASE AGREEMENTS - 27.8%
Joint Repurchase Agreements - 0.6%(4)
Bank of America Securities LLC, dated 8/31/11, repurchase price $5,815 0.09%, 9/1/11	5,815	5,815
Morgan Stanley & Co., Inc., dated 8/31/11,repurchase price $5,815 0.05%, 9/1/11	5,815	5,815
Societe Generale, New York Branch, dated 8/31/11, repurchase price $5,815 0.05%, 9/1/11	5,815	5,815
UBS Securities LLC, dated 8/31/11, repurchase price $8,723 0.04%, 9/1/11	8,723	8,723

		26,168

Repurchase Agreements - 27.2%(5)
Bank of America N.A. dated 8/31/11, repurchase price $300,001 0.07%, 9/1/11	300,000	300,000
BNP Paribas Securities Corp., dated 8/31/11, repurchase price $800,002 0.08%, 9/1/11	800,000	800,000
Citigroup Global Markets, Inc., dated 8/31/11, repurchase price $87,028 0.09%, 9/1/11	87,028	87,028

		1,187,028

Total Repurchase Agreements (Cost $1,213,196)		1,213,196

Total Investments - 101.7% (Cost $4,437,123)(6)		4,437,123

Liabilities less Other Assets - (1.7)%		(72,556)

NET ASSETS - 100.0%		$4,364,567

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Security issued under the terms of the Temporary Liquidity Guaranty Program by the Federal Deposit Insurance Corp. (“FDIC”). Under the terms of this program, the FDIC guarantees payment of principal and interest.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$6,054	5.00% - 6.25%	8/15/23 - 5/15/37
U.S. Treasury Notes	$20,502	0.50% - 4.25%	1/15/12 - 7/15/20

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FNMA	$877,932	3.50% - 6.50%	6/1/23 -9/1/41
FHLMC	$344,706	3.50% - 6.00%	5/1/23 -12/1/47

PRIME OBLIGATIONS PORTFOLIO    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2011 (UNAUDITED)

(6)	The cost for federal income tax purposes was $4,437,123.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Prime Obligations Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of August 31, 2011:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Prime Obligations Portfolio	$—	$4,437,123	(1)	$—	$4,437,123

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At August 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

Gtd. - Guaranteed

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT     5    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO	AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.2%
Auto Receivables - 0.2%
Honda Auto Receivables Owner Trust, Series 2011-2, Class A1, 0.25%, 12/25/11	$2,013	$2,013
Mercedes-Benz Auto Receivables Trust, Series 2011-1, Class A1, 0.22%, 10/20/11	1,832	1,832

		3,845

Total Asset-Backed Securities (Cost $3,845)		3,845

CERTIFICATES OF DEPOSIT - 13.0%
Non-U.S. Depository Institutions - 12.5%
Australia and New Zealand Bank, 0.29%, 11/16/11, FRCD	7,510	7,510
Bank of Montreal, Chicago Branch, 0.24%, 9/12/11, FRCD	3,010	3,010
0.30%, 9/26/11, FRCD	2,000	2,000
0.24%, 9/30/11, FRCD	10,000	10,000
Bank of Nova Scotia, Houston, 0.21%, 9/1/11, FRCD	5,000	5,000
0.24%, 9/1/11, FRCD	2,000	2,000
0.26%, 9/1/11, FRCD	7,000	7,000
0.24%, 10/27/11, FRCD	10,000	10,000
Barclays Bank PLC, New York Branch, 0.75%, 9/7/11, FRCD	12,000	12,000
BNP Paribas S.A., Chicago Branch, 0.54%, 9/16/11	17,000	17,000
0.40%, 11/18/11	10,000	10,000
Credit Agricole S.A., London Branch, 0.26%, 9/6/11	5,000	5,000
0.25%, 9/13/11	10,000	10,000
Lloyds Bank PLC, 0.50%, 11/1/11, FRCD	10,000	10,000
National Australia Bank, London Branch, 0.35%, 9/26/11	5,000	5,000
National Australia Bank, New York Branch, 0.27%, 10/14/11, FRCD	7,775	7,775
National Bank of Canada, New York Branch, 0.18%, 9/6/11	10,000	10,000
Rabobank Nederland N.V., New York Branch, 0.35%, 9/15/11	7,205	7,205
0.29%, 9/20/11, FRCD	10,000	10,000
0.35%, 10/3/11	4,000	4,000
Rabobank Nederland N.V., New Zealand Branch, 0.32%, 1/18/12	15,000	15,000
Royal Bank of Canada, New York Branch, 0.28%, 9/1/11, FRCD	5,000	5,000
0.21%, 9/21/11, FRCD	15,000	15,000
Royal Bank of Scotland, CT Branch, 0.55%, 10/25/11, FRCD	10,000	10,000
Societe Generale, New York Branch, 0.26%, 9/1/11	5,000	5,000
0.39%, 9/19/11, FRCD	5,000	5,000
Toronto Dominion Bank, New York, 0.29%, 9/12/11, FRCD	2,000	2,000
UBS AG, Stamford Branch, 0.20%, 9/30/11	10,000	10,000
0.22%, 10/7/11	10,000	10,000
Westpac Banking Corp., New York, 0.26%, 9/1/11, FRCD	5,000	5,001
0.29%, 9/13/11, FRCD	5,000	5,000
0.31%, 9/29/11, FRCD	5,000	5,000
0.33%, 10/3/11	10,000	10,000

		256,501

U.S. Depository Institutions - 0.5%
Bank of America N.A., New York Branch, 0.21%, 9/28/11	10,000	10,000

Total Certificates of Deposit (Cost $266,501)		266,501

COMMERCIAL PAPER - 9.9%
Foreign Agency and Regional Governments - 1.3%
Caisse Damortissement De La Dette, 0.35%, 9/23/11	3,690	3,689
0.23%, 10/11/11	2,915	2,914
0.26%, 11/3/11	5,000	5,000
Caisse Des Depots Et Consignations, 0.19%, 9/23/11	10,000	9,999
0.20%, 9/28/11	5,000	4,999

		26,601

Multi-Seller Conduits - 7.5%
Atlantic Asset Securitization Corp., 0.20%, 9/7/11	2,940	2,940
Barton Capital LLC, 0.28%, 10/13/11	3,220	3,220

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 9.9% continued
Multi-Seller Conduits - 7.5% continued
0.30%, 10/17/11	$5,000	$5,000
Charta LLC, 0.21%, 9/2/11	4,750	4,750
0.18%, 9/14/11	5,000	5,000
0.20%, 10/7/11	4,740	4,739
CRC Funding LLC, 0.23%, 9/13/11	15,000	14,999
0.20%, 10/4/11	2,030	2,030
Fairway Finance Co. LLC, 0.22%, 9/15/11	2,145	2,145
Fairway Finance Corp., 0.22%, 9/1/11	1,780	1,780
Gemini Securitization Corp. LLC, 0.20%, 9/7/11	1,560	1,560
0.20%, 9/8/11	3,550	3,550
General Electric Capital Corp., 0.04%, 9/1/11	50,000	50,000
GOVCO LLC, 0.18%, 9/16/11	5,000	5,000
Kells Funding LLC, 0.21%, 10/13/11	2,625	2,624
Salisbury Receivables Co. LLC, 0.20%, 10/5/11	3,867	3,866
Sheffield Receivables Corp., 0.19%, 9/19/11	5,785	5,784
Surrey Funding Corp., 0.18%, 9/14/11	5,715	5,715
Tasman Funding, Inc., 0.23%, 9/7/11	2,415	2,415
Thames Asset Global Securitization No. 1, 0.20%, 9/1/11	1,550	1,550
0.19%, 9/12/11	6,260	6,260
0.24%, 10/12/11	1,995	1,994
0.21%, 10/13/11	11,260	11,257
Victory Receivables Corp., 0.23%, 10/14/11	3,155	3,154
0.24%, 10/19/11	2,400	2,399

		153,731

Non-U.S. Depository Institutions - 0.7%
Commonwealth Bank of Australia, 0.27%, 9/6/11	2,000	2,000
0.28%, 9/6/11	5,000	5,000
0.29%, 11/7/11	5,000	5,000
United Overseas Bank LLC, 0.21%, 10/12/11	3,000	2,999

		14,999

Pharmaceuticals - 0.4%
Sanofi Aventis S.A., 0.34%, 9/19/11	2,285	2,285
0.12%, 11/16/11	5,990	5,988

		8,273

Total Commercial Paper (Cost $203,604)		203,604

CORPORATE NOTES/BONDS - 3.1%
Foreign Agency and Regional Governments - 1.0%
Eksportfinans A.S., 0.28%, 9/26/11, FRN	1,200	1,200
5.13%, 10/26/11	920	926
Network Rail Infrastructure Finance PLC, 0.54%, 3/16/12(1)	2,260	2,260
Royal Bank of Scotland PLC, Government Gtd., 3.00%, 12/9/11(1)	5,000	5,036
1.50%, 3/30/12(1)	2,180	2,194
2.63%, 5/11/12(1)	7,945	8,069

		19,685

Non-U.S. Depository Institutions - 0.9%
Australia and New Zealand Bank, 0.47%, 10/24/11, FRN (1)	5,000	5,004
5.13%, 11/14/11	4,345	4,384
Bank of Nederlands, 0.46%, 11/25/11, FRN (1)	5,000	5,000
Westpac Banking Corp., 0.43%, 10/20/11, FRN (1)	5,000	5,002

		19,390

Pharmaceuticals - 0.4%
Pfizer, Inc., 4.45%, 3/15/12	3,865	3,948
Sanofi Aventis S.A., 0.30%, 9/28/11, FRN	3,725	3,725

		7,673

Supranational - 0.7%
European Investment Bank, 3.25%, 10/14/11	5,000	5,017

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    2    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 3.1% continued
Supranational - 0.7% continued
International Bank for Reconstruction & Development, 0.23%, 9/1/11, FRN	$10,000	$10,000

		15,017

U.S. Depository Institutions - 0.1%
Bank of America Corp., FDIC Gtd., 2.10%, 4/30/12(2)	3,000	3,034

Total Corporate Notes/Bonds (Cost $64,799)		64,799

EURODOLLAR TIME DEPOSITS - 26.8%
Non-U.S. Depository Institutions - 21.5%
Bank of Nova Scotia, Toronto, 0.07%, 9/1/11	75,000	75,000
Barclays Bank PLC, London Branch, 0.10%, 9/1/11	75,000	75,000
Deutsche Bank, Grand Cayman Branch, 0.12%, 9/1/11	90,000	90,000
HSBC Bank PLC, Paris Branch, 0.17%, 9/1/11	50,000	50,000
Royal Bank of Scotland PLC, London Branch, 0.12%, 9/1/11	75,000	75,000
Svenska Handelsbanken, Cayman Island, 0.09%, 9/1/11	75,000	75,000

		440,000

U.S. Depository Institutions - 5.3%
Bank of America N.A., Cayman Island Branch, 0.01%, 9/1/11	19,423	19,423
Citibank N.A., Bahamas Branch, 0.10%, 9/1/11	90,000	90,000

		109,423

Total Eurodollar Time Deposits (Cost $549,423)		549,423

U.S. GOVERNMENT AGENCIES - 10.1%(3)
Federal Farm Credit Bank - 0.6%
FFCB FRN, 0.18%, 9/1/11	5,000	4,999
0.15%, 9/20/11	5,000	4,997
0.24%, 9/20/11	3,000	2,999

		12,995

Federal Home Loan Bank - 5.9%
FHLB Bonds, 4.88%, 11/18/11	10,000	10,098
0.30%, 4/4/12	10,000	10,000
0.35%, 7/20/12	5,000	5,000
0.35%, 8/10/12	5,000	5,000
0.42%, 8/10/12	5,000	5,000
0.30%, 9/10/12	5,000	5,000
0.33%, 9/11/12	5,000	5,000
0.35%, 9/18/12	10,000	10,000
0.37%, 9/19/12	5,000	5,000
0.43%, 9/21/12	4,620	4,620
0.49%, 9/21/12	10,000	10,000
FHLB FRN, 0.24%, 9/1/11	5,000	5,000
0.25%, 9/1/11	5,000	5,000
0.26%, 9/1/11	10,000	10,000
0.16%, 9/3/11	10,000	10,002
0.23%, 11/7/11	10,000	9,999
0.15%, 5/1/12	5,000	4,998

		119,717

Federal Home Loan Mortgage Corporation - 3.1%
FHLMC FRN, 0.22%, 9/1/11	10,000	10,006
0.15%, 9/4/11	5,000	4,996
0.16%, 9/17/11	10,000	9,991
0.17%, 9/19/11	10,000	10,000
0.17%, 9/21/11	5,000	4,996
0.16%, 9/24/11	14,000	13,997
0.19%, 9/26/11	10,000	10,000

		63,986

Federal National Mortgage Association - 0.5%
FNMA FRN, 0.20%, 9/12/11	5,000	4,997
0.24%, 9/23/11	5,000	4,999

		9,996

Total U.S. Government Agencies (Cost $206,694)		206,694

U.S. GOVERNMENT OBLIGATIONS - 7.0%
U.S. Treasury Notes - 7.0% 1.00%, 10/31/11	5,000	5,006
4.63%, 10/31/11	5,000	5,036
1.13%, 12/15/11	6,000	6,014

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	AUGUST 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 7.0% continued
U.S. Treasury Notes - 7.0% continued
0.88%, 1/31/12	$8,000	$8,019
0.88%, 2/29/12	3,000	3,008
4.63%, 2/29/12	5,000	5,105
1.00%, 4/30/12	10,000	10,047
1.38%, 5/15/12	20,000	20,183
1.88%, 6/15/12	10,000	10,139
1.50%, 7/15/12	8,000	8,096
0.63%, 7/31/12	10,500	10,546
4.63%, 7/31/12	21,000	21,859
1.75%, 8/15/12	10,000	10,152
4.13%, 8/31/12	20,000	20,792

		144,002

Total U.S. Government Obligations (Cost $144,002)		144,002

MUNICIPAL INVESTMENTS - 0.6%
Oregon - 0.6%
Lincoln City Senior Living LLC and Lakeview Operations LLC Taxable Variable Rate Demand Senior Living Facility Revenue Bonds, (FHLB of San Francisco LOC), 0.32%, 9/9/11	11,550	11,550

Total Municipal Investments (Cost $11,550)		11,550

Investments, at Amortized Cost ($1,450,418)		1,450,418

REPURCHASE AGREEMENTS - 31.4%
Joint Repurchase Agreements - 2.9%(4)
Bank of America Securities LLC, dated 8/31/11, repurchase price $13,254 0.09%, 9/1/11	13,254	13,254
Morgan Stanley & Co., Inc., dated 8/31/11, repurchase price $13,254 0.05%, 9/1/11	13,254	13,254
Societe Generale, New York Branch, dated 8/31/11, repurchase price $13,254 0.05%, 9/1/11	13,254	13,254
UBS Securities LLC, dated 8/31/11, repurchase price $19,881 0.04%, 9/1/11	19,881	19,881

		59,643

Repurchase Agreements - 28.5%(5)
Citigroup Global Markets, Inc., dated 8/31/11, repurchase price $30,000 0.09%, 9/1/11	$30,000	$30,000
Goldman Sachs, dated 8/31/11, repurchase price $150,000 0.06%, 9/1/11	150,000	150,000
HSBC Securities (USA), Inc., dated 8/31/11, repurchase price $205,000 0.07%, 9/1/11	205,000	205,000
JPMorgan Securities, Inc., dated 8/31/11, repurchase price $200,000 0.07%, 9/1/11	200,000	200,000

		585,000

Total Repurchase Agreements (Cost $644,643)		644,643

Total Investments - 102.1% (Cost $2,095,061)(6)		2,095,061
Liabilities less Other Assets - (2.1)%		(43,004)

NET ASSETS - 100.0%		$2,052,057

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.

(2)

Security issued under the terms of the Temporary Liquidity Guaranty Program by the Federal Deposit Insurance Corp. (“FDIC”). Under the terms of this program, the FDIC guarantees payment of principal and interest.

(3)

The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.

(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$13,798	5.00% - 6.25%	8/15/23 - 5/15/37
U.S. Treasury Notes	$46,728	0.50% - 4.25%	1/15/12 - 7/15/20

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    4    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	AUGUST 31, 2011 (UNAUDITED)

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FNMA	$288,058	2.83% - 7.50%	3/1/18 - 3/1/47
FHLMC	$103,343	2.11% - 4.00%	4/1/25 - 7/1/41
GNMA	$211,151	3.00% - 9.50%	3/15/12 - 5/15/53

(6)	The cost for federal income tax purposes was $2,095,061.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Liquid Assets Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of August 31, 2011:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Liquid Assets Portfolio	$—	$2,095,061	(1)(2)	$—	$2,095,061

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by Liquid Assets Portfolio are carried at amortized cost and therefore are classified as Level 2. An investment in Liquid Assets Portfolio itself would be categorized as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At August 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FDIC - Federal Deposit Insurance Corporation

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    LIQUID ASSETS PORTFOLIO

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	October 27, 2011

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	October 27, 2011